UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22148
Invesco Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AAA CLO Floating Rate Note ETF
ICLO | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AAA CLO Floating Rate Note ETF	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$450,813,808
Total number of portfolio holdings	163
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76%, 10/24/2036	3.33%
Barings Euro CLO DAC, Series 2024-1A, Class AR, 3.51%, 04/20/2039	3.12%
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05%, 11/21/2033	3.12%
RR 26 Ltd., Series 2023-26A, Class A1R, 4.79%, 04/15/2038	2.22%
Cairn Clo XVI DAC, Series 2023-16A, Class AR, 3.46%, 01/15/2040	2.11%
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75%, 01/20/2035	2.00%
Sona Fios CLO II DAC, 3.25%, 02/15/2039	1.82%
Carlyle US CLO Ltd., Series 2022-3A, Class A1R2, 4.84%, 04/20/2039	1.77%
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.32%, 07/15/2037	1.66%
Park Blue CLO Ltd., Series 2025-7A, Class A1, 4.89%, 04/25/2038	1.61%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-ICLO-SAR
Invesco AAA CLO Floating Rate Note ETF

Invesco Active U.S. Real Estate ETF
PSR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active U.S. Real Estate ETF	$20	0.38%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$51,946,205
Total number of portfolio holdings	33
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Prologis, Inc.	9.51%
Welltower, Inc.	8.31%
American Tower Corp.	7.90%
Digital Realty Trust, Inc.	7.40%
Equinix, Inc.	5.59%
CubeSmart	4.87%
Iron Mountain, Inc.	4.42%
Tanger, Inc.	3.93%
Gaming and Leisure Properties, Inc.	3.83%
Omega Healthcare Investors, Inc.	3.75%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSR-SAR
Invesco Active U.S. Real Estate ETF

Invesco Agency MBS ETF
IMTG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Agency MBS ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Agency MBS ETF	$3	0.19%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,760,792
Total number of portfolio holdings	58
Portfolio turnover rate	181%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	9.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	7.93%
Government National Mortgage Association, TBA, 2.00%, 05/01/2056	5.23%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	4.86%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	4.85%
Government National Mortgage Association, TBA, 5.00%, 05/01/2056	4.33%
Nordea Bank Abp, 4.01%, 02/05/2027	4.75%
Royal Bank of Canada, 3.92%, 02/05/2027	4.07%
Bank of Nova Scotia, 3.93%, 02/24/2027	4.07%
Commonwealth Bank of Australia, 3.91%, 02/25/2027	4.06%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IMTG-SAR
Invesco Agency MBS ETF

Invesco Comstock Contrarian Equity ETF
CSTK | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Comstock Contrarian Equity ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Contrarian Equity ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$129,335,374
Total number of portfolio holdings	53
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.54%
Bank of America Corp.	3.80%
Cisco Systems, Inc.	3.35%
CVS Health Corp.	3.01%
Wells Fargo & Co.	3.01%
Chevron Corp.	2.76%
FedEx Corp.	2.72%
NXP Semiconductors N.V.	2.71%
State Street Corp.	2.66%
Citizens Financial Group, Inc.	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CSTK-SAR
Invesco Comstock Contrarian Equity ETF

Invesco Core Fixed Income ETF
GTOC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Fixed Income ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Fixed Income ETF	$12	0.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$188,284,770
Total number of portfolio holdings	674
Portfolio turnover rate	507%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 03/31/2028	9.93%
U.S. Treasury Notes, 3.88%, 03/31/2031	5.48%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	5.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	3.80%
U.S. Treasury Notes, 4.13%, 02/15/2036	3.74%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2056	3.21%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.58%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2056	2.43%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTOC-SAR
Invesco Core Fixed Income ETF

Invesco Diversified Dividend Opportunities ETF
DVVY | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Opportunities ETF (the “Fund”) for the period March 16, 2026 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Opportunities ETF	$4	0.33%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,617,929
Total number of portfolio holdings	63
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	4.51%
Alphabet, Inc., Class A	3.67%
Bank of America Corp.	2.99%
Chevron Corp.	2.53%
Broadcom, Inc.	2.42%
CVS Health Corp.	2.40%
Texas Instruments, Inc.	2.33%
Linde PLC	2.32%
Entergy Corp.	2.28%
Philip Morris International, Inc.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DVVY-SAR
Invesco Diversified Dividend Opportunities ETF

Invesco Flexible Income ETF
FLXI | CBOE BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Flexible Income ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Flexible Income ETF	$7	0.38%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,685,771
Total number of portfolio holdings	78
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.62%, 05/14/2026	5.10%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	4.62%
Federal National Mortgage Association, 4.50%, 02/01/2056	3.91%
Federal National Mortgage Association, 4.50%, 02/01/2056	3.89%
Federal National Mortgage Association, 4.50%, 12/01/2054	3.87%
Federal Home Loan Mortgage Corp., 4.50%, 12/01/2054	3.74%
Federal National Mortgage Association, 4.50%, 07/01/2052	3.08%
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056	2.91%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071	2.32%
Oracle Corp., 6.15%, 11/09/2029	2.11%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-FLXI-SAR
Invesco Flexible Income ETF

Invesco Global Equity Net Zero ETF
IQSZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Equity Net Zero ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Equity Net Zero ETF	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$165,068,151
Total number of portfolio holdings	501
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.99%
Apple, Inc.	4.27%
Microsoft Corp.	2.97%
Amazon.com, Inc.	2.63%
Alphabet, Inc., Class A	2.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.03%
Alphabet, Inc., Class C	1.96%
Meta Platforms, Inc., Class A	1.41%
Tesla, Inc.	1.03%
Micron Technology, Inc.	0.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IQSZ-SAR
Invesco Global Equity Net Zero ETF

Invesco High Yield Systematic Bond ETF
GTOQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Systematic Bond ETF (the “Fund”), formerly Invesco High Yield Bond Factor ETF, for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Systematic Bond ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$162,511,181
Total number of portfolio holdings	489
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Rakuten Group, Inc., 9.75%, 04/15/2029	0.66%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028	0.63%
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	0.62%
AMN Healthcare, Inc., 4.00%, 04/15/2029	0.60%
EnerSys, 4.38%, 12/15/2027	0.56%
PRA Group, Inc., 8.88%, 01/31/2030	0.56%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/2029	0.55%
Venture Global LNG, Inc., 8.13%, 06/01/2028	0.55%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/2028	0.54%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	0.51%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTOQ-SAR
Invesco High Yield Systematic Bond ETF

Invesco Intermediate Municipal ETF
INTM | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Intermediate Municipal ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Municipal ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$101,206,081
Total number of portfolio holdings	168
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
M-S-R Energy Authority, Series 2009 C, RB, 7.00%, 11/01/2034	1.77%
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB, 6.25%, 12/01/2035	1.67%
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program), Series 2025 A, RB, 5.00%, 03/01/2036	1.63%
New Orleans Aviation Board, Series 2024 B, Ref. RB, 5.25%, 01/01/2041	1.60%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group), Series 2026, Ref. RB, 5.00%, 12/01/2041	1.60%
Black Belt Energy Gas District (Gas), Series 2025 G, RB, 5.00%, 10/01/2035	1.56%
Southeast Energy Authority, A Cooperative District (No. 2), Series 2024 A, RB, 5.00%, 11/01/2035	1.52%
Canaveral Port Authority, Series 2018 A, RB, 5.00%, 06/01/2045	1.50%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB, 5.00%, 07/01/2026	1.48%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	1.48%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-INTM-SAR
Invesco Intermediate Municipal ETF

Invesco International Growth Focus ETF
MTRA | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Focus ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Focus ETF	$26	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$142,374,923
Total number of portfolio holdings	60
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.02%
ASML Holding N.V.	5.08%
Siemens AG	3.96%
Ferguson Enterprises, Inc.	3.43%
Schneider Electric SE	3.31%
BAE Systems PLC	2.72%
Reliance Industries Ltd., GDR	2.72%
Lonza Group AG	2.68%
HSBC Holdings PLC	2.65%
Alibaba Group Holding Ltd., ADR	2.62%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-MTRA-SAR
Invesco International Growth Focus ETF

Invesco Managed Futures Strategy ETF
IMF | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Managed Futures Strategy ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Managed Futures Strategy ETF	$29	0.53%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$301,073,688
Total number of portfolio holdings	51
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Futures exposure*
(% of total notional exposure)
Commodity Risk (Long)	14.4%
Commodity Risk (Short)	0.6%
Currency Risk (Long)	7.9%
Currency Risk (Short)	6.4%
Equity Risk (Long)	20.2%
Equity Risk (Short)	0.7%
Interest Rate Risk (Short)	49.8%
* Futures exposure is calculated on the notional value as a percentage of total notional exposure.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IMF-SAR
Invesco Managed Futures Strategy ETF

Invesco MSCI EAFE Income Advantage ETF
EFAA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI EAFE Income Advantage ETF	$19	0.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$482,449,239
Total number of portfolio holdings	713
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
ASML Holding N.V.	2.02%
HSBC Holdings PLC	1.14%
AstraZeneca PLC	1.06%
Roche Holding AG	1.03%
Novartis AG	1.01%
Nestle S.A.	0.94%
Shell PLC	0.93%
Siemens AG	0.82%
Commonwealth Bank of Australia	0.76%
Mitsubishi UFJ Financial Group, Inc.	0.73%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EFAA-SAR
Invesco MSCI EAFE Income Advantage ETF

Invesco QQQ Hedged Advantage ETF
QQHG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco QQQ Hedged Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Hedged Advantage ETF	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$12,748,282
Total number of portfolio holdings	261
Portfolio turnover rate	83%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.41%
Alphabet, Inc., Class C	7.52%
Apple, Inc.	7.38%
Microsoft Corp.	5.81%
Amazon.com, Inc.	5.38%
Broadcom, Inc.	3.69%
Meta Platforms, Inc., Class A	3.50%
Tesla, Inc.	3.39%
Advanced Micro Devices, Inc.	2.99%
Micron Technology, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQHG-SAR
Invesco QQQ Hedged Advantage ETF

Invesco QQQ Income Advantage ETF
QQA | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Income Advantage ETF	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$677,696,656
Total number of portfolio holdings	123
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.56%
Apple, Inc.	5.39%
Microsoft Corp.	4.10%
Amazon.com, Inc.	3.85%
Alphabet, Inc., Class A	3.03%
Alphabet, Inc., Class C	2.81%
Broadcom, Inc.	2.68%
Tesla, Inc.	2.58%
Meta Platforms, Inc., Class A	2.44%
Walmart, Inc.	2.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQA-SAR
Invesco QQQ Income Advantage ETF

Invesco Rochester® High Yield Municipal ETF
IROC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® High Yield Municipal ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® High Yield Municipal ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$114,195,166
Total number of portfolio holdings	135
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB, 1.85%, 08/01/2034	3.50%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB, 5.00%, 07/01/2026	1.75%
Ohio (State of), Series 2025, Ref. VRD RB, 1.80%, 01/15/2050	1.75%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB, 5.00%, 09/01/2042	1.35%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare), Series 2024, RB, 5.75%, 11/15/2054	1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB, 5.00%, 01/01/2047	1.31%
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB, 5.00%, 07/01/2054	1.30%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.29%
Indiana (State of) Finance Authority (Institute of Technology), Series 2019, Ref. RB, 5.00%, 09/01/2040	1.28%
California (State of) School Finance Authority (Green Dot Public Schools), Series 2018 A, RB, 5.00%, 08/01/2048	1.27%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IROC-SAR
Invesco Rochester® High Yield Municipal ETF

Invesco S&P 500® Downside Hedged ETF
PHDG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Downside Hedged ETF	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$65,040,896
Total number of portfolio holdings	510
Portfolio turnover rate	199%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.75%
Apple, Inc.	4.72%
Microsoft Corp.	3.59%
Amazon.com, Inc.	3.07%
Alphabet, Inc., Class A	2.66%
Broadcom, Inc.	2.35%
Alphabet, Inc., Class C	2.12%
Meta Platforms, Inc., Class A	1.59%
Tesla, Inc.	1.27%
Berkshire Hathaway, Inc., Class B	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PHDG-SAR
Invesco S&P 500® Downside Hedged ETF

Invesco S&P 500 Equal Weight Income Advantage ETF
RSPA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Equal Weight Income Advantage ETF	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$757,126,849
Total number of portfolio holdings	526
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mizuho Bank Ltd. (Invesco S&P 500 Equal Weight ETF)	0.39%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF)	0.34%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF)	0.34%
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF)	0.32%
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF)	0.31%
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF)	0.29%
Intel Corp.	0.29%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF)	0.28%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF)	0.27%
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF)	0.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPA-SAR
Invesco S&P 500 Equal Weight Income Advantage ETF

Invesco Short Duration High Yield ETF
GTOH | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield ETF (the “Fund”), formerly Invesco High Yield Select ETF, for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield ETF	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,662,800
Total number of portfolio holdings	181
Portfolio turnover rate	82%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	1.99%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.83%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.79%
Paramount Global, 4.95%, 01/15/2031	1.48%
Carriage Services, Inc., 4.25%, 05/15/2029	1.47%
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	1.47%
VOC Escrow Ltd., 5.00%, 02/15/2028	1.46%
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030	1.45%
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030	1.42%
EZCORP, Inc., 7.38%, 04/01/2032	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTOH-SAR
Invesco Short Duration High Yield ETF

Invesco Short Duration Total Return Bond ETF
GTOS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration Total Return Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Total Return Bond ETF	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$121,218,325
Total number of portfolio holdings	619
Portfolio turnover rate	216%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.55%, 05/15/2031	2.02%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032	1.50%
Augusta SpinCo Corp., 4.32%, 09/23/2027	1.21%
Roblox Corp., 3.88%, 05/01/2030	1.02%
U.S. Treasury Notes, 3.88%, 03/31/2028	0.98%
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.05%, 02/15/2043	0.93%
VoltaGrid LLC, 7.38%, 11/01/2030	0.86%
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75%, 01/20/2035	0.82%
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050	0.78%
TransDigm, Inc., 6.38%, 03/01/2029	0.73%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTOS-SAR
Invesco Short Duration Total Return Bond ETF

Invesco SteelPath MLP & Energy Infrastructure ETF
PIPE | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP & Energy Infrastructure ETF	$43	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$63,540,385
Total number of portfolio holdings	28
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Targa Resources Corp.	7.64%
Williams Cos., Inc. (The)	6.53%
TC Energy Corp.	5.95%
Plains GP Holdings L.P., Class A	5.84%
ONEOK, Inc.	4.95%
Kodiak Gas Services, Inc.	4.84%
Cheniere Energy, Inc.	4.81%
Pembina Pipeline Corp.	4.61%
Kinder Morgan, Inc.	4.56%
Enbridge, Inc.	4.49%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIPE-SAR
Invesco SteelPath MLP & Energy Infrastructure ETF

Invesco Top QQQ ETF
QBIG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Top QQQ ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Top QQQ ETF	$10	0.21%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$35,901,480
Total number of portfolio holdings	14
Portfolio turnover rate	90%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.44%
Microsoft Corp.	5.61%
Apple, Inc.	5.09%
Amazon.com, Inc.	4.37%
Tesla, Inc.	3.93%
Alphabet, Inc., Class C	3.18%
Broadcom, Inc.	3.03%
Alphabet, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QBIG-SAR
Invesco Top QQQ ETF

Invesco Total Return Bond ETF
GTO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Total Return Bond ETF	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,260,334,869
Total number of portfolio holdings	1,759
Portfolio turnover rate	296%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.30%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.91%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.82%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.59%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.44%
U.S. Treasury Notes, 3.88%, 04/15/2029	2.10%
U.S. Treasury Notes, 3.88%, 03/31/2031	1.76%
U.S. Treasury Notes, 3.88%, 03/31/2028	1.57%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2056	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTO-SAR
Invesco Total Return Bond ETF

Invesco Ultra Short Duration ETF
GSY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Ultra Short Duration ETF	$11	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,466,049,661
Total number of portfolio holdings	388
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
American Tower Corp., 2.75%, 01/15/2027	0.74%
Jefferies Financial Group, Inc., 4.50%, 09/15/2026	0.72%
Haleon US Capital LLC, 3.38%, 03/24/2027	0.72%
U.S. Treasury Notes, 3.38%, 02/29/2028	0.71%
Oracle Corp., 4.35 - 4.38%, 07/23/2026	0.71%
U.S. Treasury Bills, 3.74%, 03/18/2027	0.70%
U.S. Treasury Bills, 3.65%, 04/15/2027	0.69%
Brunswick Corp., 4.35%, 05/05/2026	0.69%
Global Payments Inc., 4.22%, 05/04/2026	0.63%
NatWest Group PLC, 5.58%, 03/01/2028	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GSY-SAR
Invesco Ultra Short Duration ETF

Invesco Variable Rate Investment Grade ETF
VRIG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Investment Grade ETF	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,481,389,510
Total number of portfolio holdings	363
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	5.61%
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	4.68%
U.S. Treasury Floating Rate Notes, 3.80%, 04/30/2027	2.85%
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	2.70%
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2028	1.15%
Fannie Mae Connecticut Avenue Securities, Series 2026-R03, Class 2M1, 4.89%, 04/25/2046	0.71%
Fannie Mae Connecticut Avenue Securities, Series 2024-R05, Class 2M2, 5.35%, 07/25/2044	0.68%
Fannie Mae Connecticut Avenue Securities, Series 2021-R03, Class 1M2, 5.30%, 12/25/2041	0.67%
Freddie Mac, Series 2026-DNA2, Class M1, STACR®, 4.85%, 03/25/2046	0.66%
Freddie Mac, Series 2024-DNA2, Class A1, STACR®, 4.90%, 05/25/2044	0.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-VRIG-SAR
Invesco Variable Rate Investment Grade ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
ICLO	Invesco AAA CLO Floating Rate Note ETF
PSR	Invesco Active U.S. Real Estate ETF
IMTG	Invesco Agency MBS ETF
CSTK	Invesco Comstock Contrarian Equity ETF
GTOC	Invesco Core Fixed Income ETF
DVVY	Invesco Diversified Dividend Opportunities ETF
FLXI	Invesco Flexible Income ETF
IQSZ	Invesco Global Equity Net Zero ETF
GTOQ	Invesco High Yield Systematic Bond ETF (formerly, Invesco High Yield Bond Factor ETF)
MTRA	Invesco International Growth Focus ETF
EFAA	Invesco MSCI EAFE Income Advantage ETF
QQHG	Invesco QQQ Hedged Advantage ETF
QQA	Invesco QQQ Income Advantage ETF
PHDG	Invesco S&P 500® Downside Hedged ETF
RSPA	Invesco S&P 500 Equal Weight Income Advantage ETF
GTOH	Invesco Short Duration High Yield ETF (formerly, Invesco High Yield Select ETF)
GTOS	Invesco Short Duration Total Return Bond ETF
PIPE	Invesco SteelPath MLP & Energy Infrastructure ETF
QBIG	Invesco Top QQQ ETF
GTO	Invesco Total Return Bond ETF
GSY	Invesco Ultra Short Duration ETF
VRIG	Invesco Variable Rate Investment Grade ETF

Invesco AAA CLO Floating Rate Note ETF (ICLO)
April 30, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
Asset-Backed Securities-101.23%
522 Funding CLO Ltd. (Cayman Islands), Series 2020-6A, Class A1R2, 4.87% (3 mo. Term SOFR + 1.20%), 10/23/2034(a)(b)	$130,000	$130,243
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands)
Series 2019-5A, Class A1RR, 5.88% (3 mo. Term SOFR + 2.20%), 01/20/2036(a)(b)	1,300,000	1,305,002
Series 2019-5A, Class A1Z, 5.68% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,504,357
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class AR, 4.80% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)(b)	1,000,000	1,000,487
AGL CLO 15 Ltd. (Cayman Islands), Series 2021-15A, Class A1R, 4.88% (3 mo. Term SOFR + 1.20%), 01/20/2039(a)(b)	2,000,000	2,000,498
AGL CLO 20 Ltd. (Jersey), Series 2022- 20A, Class BR, 5.43% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	250,408
AGL CLO 37 Ltd. (Cayman Islands), Series 2024-37A, Class A1, 4.90% (3 mo. Term SOFR + 1.24%), 04/22/2038(a)(b)	2,500,000	2,503,287
AGL CLO 6 Ltd. (Cayman Islands), Series 2020-6A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.28%), 04/20/2038(a)(b)	1,000,000	1,001,311
AGL Core CLO 31 Ltd. (Cayman Islands), Series 2024-31A, Class A, 5.08% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	2,200,000	2,202,490
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 5.06% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,252,778
AIMCO CLO Ltd. (Cayman Islands)
Series 2019-10A, Class ARR, 5.07% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)(b)	250,000	250,298
Series 2020-11A, Class A2R, 5.18% (3 mo. Term SOFR + 1.50%), 07/17/2037(a)(b)	4,250,000	4,252,864
Series 2021-16A, Class AR, 5.08% (3 mo. Term SOFR + 1.40%), 07/17/2037(a)(b)	1,250,000	1,251,463
Series 2025-23A, Class B, 5.08% (3 mo. Term SOFR + 1.40%), 04/20/2038(a)(b)	1,000,000	1,001,081
Antares CLO Ltd. (Cayman Islands), Series 2018-3A, Class A2R, 5.48% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,401,366
	Principal Amount		Value
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1BR, 5.23% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)		$2,000,000	$2,004,450
Apidos Loan Fund Ltd. (Cayman Islands), Series 2024-1A, Class A1R, 4.92% (3 mo. Term SOFR + 1.25%), 10/25/2038(a)(b)		300,000	300,454
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(a)(b)		15,000,000	15,004,515
Ares LVI CLO Ltd. (Cayman Islands), Series 2020-56A, Class A1R2, 4.92% (3 mo. Term SOFR + 1.25%), 01/25/2038(a)(b)		4,000,000	4,003,692
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-1A, Class A1RR, 4.67% (3 mo. Term SOFR + 0.99%), 04/18/2033(a)(b)		2,514,236	2,513,997
Series 2020-3A, Class A1R3, 4.66% (3 mo. Term SOFR + 0.99%), 10/23/2034(a)(b)		2,000,000	2,000,574
Series 2021-7A, Class A1R, 4.64% (3 mo. Term SOFR + 0.98%), 01/22/2035(a)(b)		1,000,000	998,280
Series 2022-1A, Class A1R, 4.92% (3 mo. Term SOFR + 1.24%), 10/18/2038(a)(b)		2,600,000	2,603,198
Series 2023-3A, Class A1R, 4.98% (3 mo. Term SOFR + 1.31%), 10/24/2038(a)(b)		4,000,000	4,009,012
Series 2025-4A, Class A1, 4.92% (3 mo. Term SOFR + 1.24%), 01/17/2039(a)(b)		5,000,000	5,008,750
Ballyrock CLO 14 Ltd. (Cayman Islands), Series 2020-14A, Class A1A, 5.06% (3 mo. Term SOFR + 1.38%), 07/20/2037(a)(b)		1,500,000	1,501,344
Ballyrock CLO 16 Ltd. (Cayman Islands), Series 2021-16A, Class A1R, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2038(a)(b)		1,000,000	998,577
Barings CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR2, 4.92% (3 mo. Term SOFR + 1.25%), 10/15/2038(a)(b)		2,000,000	2,002,746
Series 2022-3A, Class BR, 5.43% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)		1,500,000	1,504,954
Barings Euro CLO DAC (Ireland), Series 2024-1A, Class AR, 3.51% (3 mo. EURIBOR + 1.27%), 04/20/2039(a)(b)(c)	EUR	12,000,000	14,083,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-6BR, Class A1R, 4.86% (3 mo. Term SOFR + 1.18%), 04/20/2038(a)(b)		$5,000,000	$5,004,000
Benefit Street Partners CLO XXIX Ltd. (Jersey), Series 2022-29A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)		2,500,000	2,503,277
Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Series 2024-37A, Class A, 5.02% (3 mo. Term SOFR + 1.35%), 01/25/2038(a)(b)		2,500,000	2,504,685
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(a)(b)		14,030,000	14,040,565
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.32% (3 mo. Term SOFR + 1.65%), 07/15/2037(a)(b)		7,500,000	7,496,032
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.11% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)		1,670,000	1,671,271
Cairn CLO XIII DAC (Ireland), Series 2021-13A, Class B, 3.84% (3 mo. EURIBOR + 1.60%), 10/20/2033(a)(b)(c)	EUR	4,500,000	5,270,758
Cairn Clo XVI DAC (Ireland), Series 2023- 16A, Class AR, 3.46% (3 mo. EURIBOR + 1.26%), 01/15/2040(a)(b)(c)	EUR	8,100,000	9,510,605
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class BR3, 5.12% (3 mo. Term SOFR + 1.45%), 04/20/2039(a)(b)		$1,000,000	1,000,995
Series 2021-6A, Class A1R, 4.96% (3 mo. Term SOFR + 1.29%), 01/15/2038(a)(b)		2,000,000	2,002,536
Series 2022-3A, Class A1R2, 4.84% (3 mo. Term SOFR + 1.16%), 04/20/2039(a)(b)		8,000,000	7,994,016
CBAMR Ltd. (Cayman Islands)
Series 2019-9A, Class AR, 5.30% (3 mo. Term SOFR + 1.63%), 07/15/2037(a)(b)		1,000,000	1,001,832
Series 2021-14A, Class A1R, 4.96% (3 mo. Term SOFR + 1.28%), 10/20/2038(a)(b)		1,600,000	1,605,523
Cedar Funding II CLO Ltd. (Cayman Islands)
Series 2013-1A, Class AR3, 4.97% (3 mo. Term SOFR + 1.31%), 07/22/2038(a)(b)		2,500,000	2,504,365
Series 2013-1A, Class BR3, 5.41% (3 mo. Term SOFR + 1.75%), 07/22/2038(a)(b)		1,200,000	1,208,513
Cedar Funding IV CLO Ltd (Cayman Islands), Series 2014-4A, Class AR3, 5.01% (3 mo. Term SOFR + 1.34%), 01/23/2038(a)(b)		1,575,000	1,576,984
	Principal Amount		Value
Cedar Funding IX CLO Ltd. (Cayman Islands), Series 2018-9A, Class AR, 5.10% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)		$6,000,000	$6,006,222
Cedar Funding V CLO Ltd. (Cayman Islands), Series 2016-5A, Class BR2, 5.27% (3 mo. Term SOFR + 1.65%), 01/17/2039(a)(b)		5,000,000	5,005,425
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(a)(b)		599,191	600,136
Cedar Funding XIV CLO Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.05% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)		5,000,000	5,006,135
Cerberus Loan Funding XL LLC
Series 2023-1A, Class A, 6.07% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)		1,550,000	1,550,077
Series 2023-1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035(a)(b)(d)		5,000,000	5,001,360
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, 6.22% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)(b)		512,000	514,524
CIFC Funding 2023-II Ltd. (Cayman Islands), Series 2023-2A, Class AR, 4.80% (3 mo. Term SOFR + 1.13%), 01/21/2037(a)(b)		2,625,000	2,623,210
CIFC Funding Ltd. (Cayman Islands)
Series 2014-4RA, Class A1A2, 4.67% (3 mo. Term SOFR + 0.99%), 01/17/2035(a)(b)		740,000	739,704
Series 2014-5A, Class A1R3, 5.06% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)		1,300,000	1,301,338
Series 2017-1A, Class ARR, 5.22% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)		3,900,000	3,906,661
Series 2017-5A, Class AR, 5.09% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)		1,300,000	1,301,521
Series 2020-3A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.21%), 10/20/2038(a)(b)		1,500,000	1,501,854
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(a)(b)		1,470,000	1,469,441
Contego CLO IV DAC (Ireland), Series 4A, Class A2RR, 3.92% (3 mo. EURIBOR + 1.75%), 10/23/2039(a)(b)(c)	EUR	1,000,000	1,176,142
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR4, 5.01% (3 mo. Term SOFR + 1.34%), 10/15/2038(a)(b)		$2,200,000	2,204,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR2, 4.89% (3 mo. Term SOFR + 1.22%), 10/15/2038(a)(b)	$3,500,000	$3,505,453
Elmwood CLO 24 Ltd. (Cayman Islands), Series 2023-3A, Class AR, 5.00% (3 mo. Term SOFR + 1.32%), 01/17/2038(a)(b)	1,000,000	1,001,509
Elmwood CLO 29 Ltd. (Cayman Islands), Series 2024-5A, Class AR1, 5.20% (3 mo. Term SOFR + 1.52%), 04/20/2037(a)(b)	520,000	520,834
Elmwood CLO III Ltd. (Cayman Islands)
Series 2019-3A, Class A1RR, 5.06% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	6,000,000	6,006,732
Series 2019-3A, Class A2RR, 5.28% (3 mo. Term SOFR + 1.60%), 07/18/2037(a)(b)	325,000	325,319
Elmwood CLO VI Ltd. (Cayman Islands), Series 2020-3A, Class ARR, 5.06% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	1,000,000	1,001,122
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 5.23% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	1,800,000	1,803,141
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR2, 5.33% (3 mo. Term SOFR + 1.65%), 07/20/2038(a)(b)	1,000,000	1,004,122
Empower CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.07% (3 mo. Term SOFR + 1.39%), 10/20/2037(a)(b)	3,750,000	3,754,924
Series 2023-1A, Class BR, 5.67% (3 mo. Term SOFR + 2.00%), 04/25/2038(a)(b)	1,000,000	1,002,653
Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(a)(b)	4,800,000	4,808,880
Series 2024-1A, Class A1R, 0.00% (3 mo. Term SOFR + 1.28%), 04/25/2037(a)(b)(d)	5,000,000	5,001,275
Series 2025-1A, Class B, 5.48% (3 mo. Term SOFR + 1.80%), 07/20/2038(a)(b)	1,750,000	1,758,596
Flatiron CLO 21 Ltd. (Cayman Islands), Series 2021-1A, Class A1R, 5.04% (3 mo. Term SOFR + 1.36%), 10/19/2037(a)(b)	1,945,000	1,948,789
Flatiron CLO 25 Ltd. (Cayman Islands), Series 2024-2A, Class A, 5.03% (3 mo. Term SOFR + 1.35%), 10/17/2037(a)(b)	3,500,000	3,506,727
Flatiron RR CLO 30 Ltd. (Cayman Islands), Series 2025-30A, Class A1, 4.83% (3 mo. Term SOFR + 1.16%), 04/15/2038(a)(b)	750,000	750,360
	Principal Amount	Value
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class AR4, 4.70% (3 mo. Term SOFR + 1.02%), 04/16/2034(a)(b)	$2,250,000	$2,252,054
Galaxy Xxiv Clo Ltd. (Cayman Islands), Series 2017-24A, Class AR2, 4.80% (3 mo. Term SOFR + 1.13%), 04/15/2037(a)(b)	2,000,000	2,000,960
GoldenTree Loan Management US CLO 12 Ltd. (Cayman Islands), Series 2022-12A, Class AJR, 5.21% (3 mo. Term SOFR + 1.53%), 07/20/2037(a)(b)	2,075,000	2,076,758
Goldentree Loan Management Us Clo 16, Ltd. (Jersey), Series 2022-16A, Class ARR, 4.80% (3 mo. Term SOFR + 1.12%), 01/20/2038(a)(b)	5,660,000	5,654,895
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 10/20/2034(a)(b)	1,100,000	1,101,223
Golub Capital Partners CLO 19B-R3 Ltd. (Cayman Islands), Series 2017-19RA, Class A1, 4.93% (3 mo. Term SOFR + 1.15%), 10/20/2036(a)(b)	5,000,000	5,000,940
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 4.66% (3 mo. Term SOFR + 0.98%), 07/20/2034(a)(b)	500,000	499,138
Golub Capital Partners CLO 54(M) L.P. (Cayman Islands), Series 2021-54A, Class A1R, 5.13% (3 mo. Term SOFR + 1.47%), 08/05/2037(a)(b)	2,400,000	2,396,904
Golub Capital Partners CLO 61(M), Series 2022-61A, Class A1A, 4.90% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)(b)	5,000,000	5,000,300
Golub Capital Partners CLO 66B Ltd. (Jersey), Series 2023-66A, Class AR, 5.12% (3 mo. Term SOFR + 1.45%), 07/25/2038(a)(b)	1,000,000	1,002,988
Golub Capital Partners CLO 69(M), Series 2023-69A, Class AR, 5.06% (3 mo. Term SOFR + 1.40%), 11/09/2038(a)(b)	2,000,000	2,001,466
Green Lakes Park CLO LLC, Series 2025- 1A, Class ARR, 4.85% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	5,350,000	5,352,648
Hartwick Park CLO Ltd. (Jersey), Series 2023-1A, Class AR, 4.84% (3 mo. Term SOFR + 1.16%), 01/20/2037(a)(b)	1,495,000	1,495,289
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1R3, 5.19% (3 mo. Term SOFR + 1.52%), 07/23/2037(a)(b)	1,200,000	1,200,361
Ivy Hill Middle Market Credit Fund VII Ltd. (Cayman Islands), Series 7A, Class AR3, 5.27% (3 mo. Term SOFR + 1.60%), 10/15/2036(a)(b)	500,000	500,366
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Magnetite XL Ltd. (Cayman Islands), Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037(a)(b)	$2,500,000	$2,503,897
Magnetite Xlii Ltd., Series 2024-42A, Class A1, 4.98% (3 mo. Term SOFR + 1.31%), 01/25/2038(a)(b)	1,500,000	1,505,032
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class AR2, 5.18% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	3,100,000	3,104,824
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR, 4.96% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	2,500,000	2,503,637
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class ARR, 4.91% (3 mo. Term SOFR + 1.23%), 10/20/2038(a)(b)	1,250,000	1,251,920
Series 2020-27A, Class BRR, 5.23% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)	1,000,000	1,003,890
Magnetite XXXVII Ltd. (Cayman Islands), Series 2023-37A, Class A1R, 4.87% (3 mo. Term SOFR + 1.20%), 10/25/2038(a)(b)	5,000,000	5,004,575
Milford Park CLO Ltd. (Cayman Islands), Series 2022-1A, Class AR, 4.84% (3 mo. Term SOFR + 1.16%), 01/20/2038(a)(b)	6,200,000	6,191,841
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands), Series 2017-16SA, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/15/2039(a)(b)	500,000	500,125
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman Islands), Series 2017-26A, Class AR2, 5.04% (3 mo. Term SOFR + 1.36%), 10/18/2038(a)(b)	2,100,000	2,104,956
Neuberger Berman Loan Advisers CLO 33 Ltd. (Cayman Islands), Series 2019-33A, Class AR2, 4.90% (3 mo. Term SOFR + 1.22%), 04/16/2039(a)(b)	4,350,000	4,356,525
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 5.21% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	3,000,000	3,002,550
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class AR, 4.91% (3 mo. Term SOFR + 1.23%), 10/16/2037(a)(b)	6,000,000	6,003,672
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(a)(b)	6,250,000	6,252,994
	Principal Amount	Value
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd. (Jersey), Series 2024-2A, Class A1R, 5.02% (3 mo. Term SOFR + 1.34%), 04/20/2038(a)(b)	$5,000,000	$5,010,735
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. (Jersey), Series 2022- 52A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/24/2038(a)(b)	2,500,000	2,503,712
New Mountain CLO 8 Ltd. (Cayman Islands), Series CLO-8A, Class A1, 4.95% (3 mo. Term SOFR + 1.27%), 10/20/2038(a)(b)	5,000,000	5,007,845
Oak Hill Credit Partners X-R Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 4.81% (3 mo. Term SOFR + 1.13%), 04/20/2038(a)(b)	5,000,000	4,999,500
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 4.77% (3 mo. Term SOFR + 1.10%), 01/15/2037(a)(b)	3,500,000	3,495,583
Series 2016-12A, Class A1R3, 5.05% (3 mo. Term SOFR + 1.37%), 10/18/2037(a)(b)	1,000,000	1,002,432
Series 2017-13A, Class AR2, 5.01% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)(b)	1,500,000	1,503,962
Series 2019-17A, Class AR2, 5.08% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	4,000,000	4,006,988
Series 2019-17A, Class BR2, 5.43% (3 mo. Term SOFR + 1.75%), 07/20/2037(a)(b)	1,250,000	1,251,605
Series 2020-20A, Class A1R2, 4.94% (3 mo. Term SOFR + 1.26%), 04/18/2037(a)(b)	2,000,000	2,002,602
OHA Credit Funding 12-R Ltd. (Cayman Islands), Series 2022-12RA, Class B1, 5.28% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)(b)	1,000,000	1,001,483
OHA Credit Funding 15-R Ltd. (Cayman Islands), Series 2023-15RA, Class A, 4.97% (3 mo. Term SOFR + 1.29%), 07/20/2038(a)(b)	1,275,000	1,278,413
OHA Credit Funding 17-R Ltd. (Cayman Islands), Series 2024-17RA, Class A2, 4.98% (3 mo. Term SOFR + 1.30%), 04/20/2039(a)(b)	6,000,000	6,002,910
OHA Credit Funding 4 Ltd. (Cayman Islands), Series 2019-4A, Class AR2, 4.95% (3 mo. Term SOFR + 1.29%), 01/22/2038(a)(b)	2,331,000	2,334,783
OHA Credit Funding 8 Ltd. (Cayman Islands), Series 2021-8A, Class B1R, 5.23% (3 mo. Term SOFR + 1.55%), 01/20/2038(a)(b)	2,250,000	2,255,472
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class AR4, 4.80% (3 mo. Term SOFR + 1.14%), 02/20/2038(a)(b)	2,250,000	2,250,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Palmer Square CLO Ltd. (Cayman Islands), Series 2021-1A, Class A1AR, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2038(a)(b)	$2,500,000	$2,501,215
Park Blue CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.10% (3 mo. Term SOFR + 1.42%), 10/20/2037(a)(b)	6,400,000	6,421,306
Series 2022-2A, Class A1R, 5.10% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	1,910,000	1,911,981
Series 2025-7A, Class A1, 4.89% (3 mo. Term SOFR + 1.22%), 04/25/2038(a)(b)	7,250,000	7,252,632
Peace Park CLO Ltd. (Cayman Islands)
Series 2021-1A, Class AR, 4.93% (3 mo. Term SOFR + 1.25%), 10/20/2038(a)(b)	1,000,000	1,001,178
Series 2021-1A, Class BR, 5.26% (3 mo. Term SOFR + 1.58%), 10/20/2038(a)(b)	1,000,000	1,001,580
Peebles Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.17% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,403,643
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 4.88% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,500,000	1,500,620
Regatta 30 Funding Ltd. (Cayman Islands), Series 2024-4A, Class A2, 5.22% (3 mo. Term SOFR + 1.55%), 01/25/2038(a)(b)	1,300,000	1,301,832
Regatta XVII Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.05% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	4,600,000	4,612,747
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 01/15/2038(a)(b)	1,350,000	1,350,564
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A1R2, 4.93% (3 mo. Term SOFR + 1.26%), 01/15/2039(a)(b)	2,000,000	2,005,500
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1A2, 4.98% (3 mo. Term SOFR + 1.31%), 01/15/2037(a)(b)	900,000	902,196
RR 26 Ltd. (Cayman Islands), Series 2023-26A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 04/15/2038(a)(b)	10,000,000	9,992,420
RR 29 Ltd. (Cayman Islands), Series 2024-29RA, Class A1R, 5.06% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)	1,500,000	1,502,850
RR 38 Ltd. (Cayman Islands), Series 2025-38A, Class A1A, 4.82% (3 mo. Term SOFR + 1.15%), 04/15/2040(a)(b)	1,300,000	1,299,397
	Principal Amount		Value
RR 5 Ltd. (Cayman Islands), Series 2018- 5A, Class A1R, 5.17% (3 mo. Term SOFR + 1.50%), 07/15/2039(a)(b)		$2,200,000	$2,203,126
Shackleton CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 4.88% (3 mo. Term SOFR + 1.20%), 07/20/2034(a)(b)		1,250,000	1,250,154
Signal Peak CLO 10 Ltd. (Cayman Islands), Series 2021-10A, Class A1R, 4.86% (3 mo. Term SOFR + 1.19%), 01/24/2038(a)(b)		4,500,000	4,501,548
Signal Peak CLO 14 Ltd. (Cayman Islands), Series 2024-14A, Class A, 4.96% (3 mo. Term SOFR + 1.30%), 01/22/2038(a)(b)		2,000,000	2,004,984
Signal Peak CLO 9 Ltd. (Cayman Islands), Series 2021-9A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 01/21/2038(a)(b)		1,300,000	1,302,803
Sixth Street CLO XX Ltd. (Cayman Islands), Series 2021-20A, Class A2R, 5.25% (3 mo. Term SOFR + 1.57%), 07/17/2038(a)(b)		5,000,000	5,010,240
Sona Fios CLO II DAC (Ireland), 3.25% (3 mo. EURIBOR + 1.27%), 02/15/2039(a)(b)(c)	EUR	7,000,000	8,221,620
Sona Fios CLO IV DAC (Ireland), Series 4A, Class A, 3.51% (3 mo. EURIBOR + 1.27%), 04/20/2038(a)(b)(c)	EUR	2,000,000	2,348,947
Symphony CLO 40 Ltd. (Bermuda)
Series 2023-40A, Class AR, 4.98% (3 mo. Term SOFR + 1.31%), 01/05/2038(a)(b)		$1,500,000	1,501,520
Series 2023-40A, Class BR, 5.37% (3 mo. Term SOFR + 1.70%), 01/05/2038(a)(b)		1,500,000	1,506,474
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 4.90% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)		50,991	51,019
Series 2018-19A, Class B, 5.29% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)		900,000	900,864
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032(a)(b)		827,897	830,650
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 5.36% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)		750,000	750,992
Symphony CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 04/19/2034(a)(b)		3,500,000	3,503,440
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class BR, 5.32% (3 mo. Term SOFR + 1.65%), 10/23/2035(a)(b)		3,500,000	3,505,288
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Symphony Loan Funding CLO 1 Ltd. (Cayman Islands), Series 2024-1A, Class B, 5.51% (3 mo. Term SOFR + 1.85%), 01/22/2038(a)(b)	$1,000,000	$1,003,366
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2038(a)(b)	3,550,000	3,557,664
Valley Stream Park CLO Ltd. (Jersey), Series 2022-1A, Class ARR, 4.87% (3 mo. Term SOFR + 1.19%), 01/20/2037(a)(b)	1,112,000	1,112,643
Whetstone Park CLO Ltd., Series 2021- 1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.07%), 01/20/2035(a)(b)	9,000,000	8,998,614
Wonder Lake Park CLO Ltd. (Cayman Islands), Series 2025-1A, Class A, 4.96% (3 mo. Term SOFR + 1.29%), 07/24/2038(a)(b)	2,250,000	2,256,725
Total Asset-Backed Securities (Cost $456,660,355)		456,369,614
	Shares	Value
Money Market Funds-0.83%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(e)(f) (Cost $3,716,844)	3,716,844	$3,716,844
TOTAL INVESTMENTS IN SECURITIES-102.06% (Cost $460,377,199)		460,086,458
OTHER ASSETS LESS LIABILITIES-(2.06)%		(9,272,650)
NET ASSETS-100.00%		$450,813,808

Investment Abbreviations:
BR	-Bearer Shares
EUR	-Euro
EURIBOR	-Euro Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $456,369,614, which represented 101.23% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$539,116	$86,200,409	$(83,022,681)	$-	$-	$3,716,844	$73,873

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
5/29/2026	JPMorgan	USD	1,290,518	EUR	1,100,000	$1,656
Subtotal—Appreciation						1,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2026
(Unaudited)
Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
5/29/2026	BNP Paribas	EUR	35,264,762	USD	40,980,299	$(445,357)
Subtotal—Depreciation						(445,357)
Total Forward Foreign Currency Contracts						$(443,701)

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Active U.S. Real Estate ETF (PSR)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Apartments -8.26%
AvalonBay Communities, Inc.	8,689	$1,590,087
Camden Property Trust	14,099	1,480,677
UDR, Inc.	33,551	1,219,243
		4,290,007
Data Centers -12.99%
Digital Realty Trust, Inc.	19,135	3,844,987
Equinix, Inc.	2,681	2,903,067
		6,748,054
Diversified -4.25%
Broadstone Net Lease, Inc.(b)	40,166	795,287
W.P. Carey, Inc.	19,337	1,410,247
		2,205,534
Free Standing-0.79%
Essential Properties Realty Trust, Inc.	12,984	408,087
Gaming REITs-3.83%
Gaming and Leisure Properties, Inc.	41,042	1,988,895
Health Care-18.05%
American Healthcare REIT, Inc.	30,716	1,559,759
CareTrust REIT, Inc.	11,989	472,966
Omega Healthcare Investors, Inc.	41,496	1,949,067
Ventas, Inc.	12,288	1,079,624
Welltower, Inc.	19,863	4,317,024
		9,378,440
Industrial-12.33%
EastGroup Properties, Inc.	7,285	1,465,742
Prologis, Inc.	34,773	4,938,461
		6,404,203
Lodging Resorts-1.39%
Ryman Hospitality Properties, Inc.	6,864	721,338
Office-4.21%
BXP, Inc.	12,145	709,997
Vornado Realty Trust(b)	49,467	1,478,568
		2,188,565
Regional Malls-1.76%
Simon Property Group, Inc.	4,487	914,047
Self Storage-6.11%
CubeSmart	62,413	2,526,478
Public Storage	2,133	645,126
		3,171,604
	Shares	Value
Shopping Centers-6.77%
Brixmor Property Group, Inc.	48,989	$1,474,079
Tanger, Inc.	55,082	2,042,441
		3,516,520
Single Family Homes-2.04%
American Homes 4 Rent, Class A	33,315	1,060,750
Specialty-5.75%
Iron Mountain, Inc.	18,215	2,294,908
Outfront Media, Inc.	22,513	694,526
		2,989,434
Telecommunications REIT-10.45%
American Tower Corp.	22,479	4,107,138
Crown Castle, Inc.	14,907	1,323,443
		5,430,581
Timber REITs-0.89%
Weyerhaeuser Co.	18,830	461,712
Total Common Stocks & Other Equity Interests (Cost $45,786,021)		51,877,771

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $56,894)	56,894	56,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $45,842,915)		51,934,665
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.14%
Invesco Private Government Fund, 3.63%(c)(d)(e)	310,282	310,282
Invesco Private Prime Fund, 3.78%(c)(d)(e)	801,743	801,823
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,112,110)		1,112,105
TOTAL INVESTMENTS IN SECURITIES-102.12% (Cost $46,955,025)		53,046,770
OTHER ASSETS LESS LIABILITIES-(2.12)%		(1,100,565)
NET ASSETS-100.00%		$51,946,205

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
April 30, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,342	$1,060,295	$(1,130,743)	$-	$-	$56,894	$1,520
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	187,263	4,592,588	(4,469,569)	-	-	310,282	4,474 *
Invesco Private Prime Fund	491,339	11,486,484	(11,176,006)	(5)	11	801,823	12,307 *
Total	$805,944	$17,139,367	$(16,776,318)	$(5)	$11	$1,168,999	$18,301

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Agency MBS ETF (IMTG)
April 30, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities-101.80%
Commercial & Residential Mortgage Finance-39.60%
Uniform Mortgage-Backed Securities
TBA, 3.00%, 05/01/41 to 05/01/56(a)	$1,790,000	$1,602,147
TBA, 4.00%, 05/01/41 to 05/01/56(a)	473,000	449,155
TBA, 4.50%, 05/01/41 to 05/01/56(a)	849,000	833,267
TBA, 5.00%, 05/01/2041(a)	332,000	334,457
TBA, 2.00%, 05/01/2056(a)	1,779,000	1,423,845
TBA, 2.50%, 05/01/2056(a)	315,000	263,817
TBA, 3.50%, 05/01/2056(a)	786,000	715,551
TBA, 5.50%, 05/01/2056(a)	148,000	148,759
TBA, 6.00%, 05/01/2056(a)	73,000	74,532
		5,845,530
Federal Home Loan Mortgage Corp. (FHLMC)-27.53%
2.50%, 10/01/2051 to 02/01/2052	695,612	593,632
5.50%, 01/01/2053 to 02/01/2056	1,570,784	1,586,914
6.00%, 05/01/2054 to 11/01/2054	815,427	838,727
6.50%, 10/01/2054 to 06/01/2055	431,183	452,046
5.00%, 11/01/2054 to 02/01/2056	597,777	591,555
		4,062,874
Federal National Mortgage Association (FNMA)-8.74%
2.50%, 05/01/2051 to 01/01/2052	1,230,102	1,048,531
5.00%, 11/01/2054	242,195	241,835
		1,290,366
Government National Mortgage Association (GNMA)-25.93%
TBA, 2.00%, 05/01/2056(a)	938,000	771,991
TBA, 2.50%, 05/01/2056(a)	837,000	717,086
TBA, 3.00%, 05/01/2056(a)	440,000	391,935
TBA, 4.00%, 05/01/2056(a)	235,000	219,308
TBA, 4.50%, 05/01/2056(a)	298,000	287,430
TBA, 5.00%, 05/01/2056(a)	645,000	639,502
TBA, 5.50%, 05/01/2056(a)	517,000	520,714
TBA, 6.00%, 05/01/2056(a)	274,000	279,374
		3,827,340
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $15,126,708)		15,026,110
Certificates of Deposit-12.88%
Diversified Banks-12.88%
Bank of Nova Scotia (Canada), 3.93% (SOFR + 0.30%), 02/24/2027(b)	600,000	600,037
Commonwealth Bank of Australia (Australia), 3.91% (SOFR + 0.27%), 02/25/2027(b)	600,000	599,996
Nordea Bank Abp (Finland), 4.01% (SOFR + 0.38%), 02/05/2027(b)	700,000	700,699
Total Certificates of Deposit (Cost $1,900,582)		1,900,732
	Principal Amount	Value

Asset-Backed Securities-9.74%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071(c)	$294,586	$292,203
BRAVO Residential Funding Trust, Series 2026- NQM1, Class A3, 5.21%, 12/25/2065(c)	294,758	292,640
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B, 5.89%, 03/25/2056(c)	250,000	249,690
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A3, 5.97%, 03/25/2070(c)	196,288	197,624
OBX Trust, Series 2026-R1, Class A3, 5.29%, 01/25/2063(c)	158,818	157,459
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(c)	246,250	248,181
Total Asset-Backed Securities (Cost $1,449,897)		1,437,797
U.S. Treasury Securities-0.21%
U.S. Treasury Bills-0.21%(d)
3.62%–3.64%, 05/14/2026(e)	23,000	22,971
3.62%–3.65%, 09/17/2026(e)	9,000	8,875
Total U.S. Treasury Securities (Cost $31,845)		31,846

Commercial Paper-12.19%
Royal Bank of Canada, 3.97% (SOFR + 0.29%), 02/05/2027(b)(c)	600,000	600,039
Svenska Handelsbanken AB, 3.98% (SOFR + 0.27%), 02/19/2027(b)(c)	600,000	599,631
Swedbank AB, 3.96% (SOFR + 0.27%), 02/11/2027(b)(c)	600,000	599,973
Total Commercial Paper (Cost $1,800,038)		1,799,643
	Shares
Money Market Funds-28.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(f)(g) (Cost $4,238,419)	4,238,419	4,238,419
TOTAL INVESTMENTS IN SECURITIES-165.54% (Cost $24,547,489)		24,434,547
OTHER ASSETS LESS LIABILITIES-(65.54)%		(9,673,755)
NET ASSETS-100.00%		$14,760,792

Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
TBA	-To Be Announced

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Agency MBS ETF (IMTG)—(continued)
April 30, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2K.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $3,237,440, which represented 21.93% of the Fund’s Net Assets.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 2S.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,062,670	$(21,824,251)	$-	$-	$4,238,419	$30,627

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

	Principal Amount	Value
Securities Sold Short-(2.00%)
U.S. Government Sponsored Agency Mortgage-Backed Securities Short-(2.00%)
Uniform Mortgage-Backed Securities (Cost $(296,926))(a)	$(314,000)	(295,590)
Total Securities Sold Short (Cost $(296,926))		(295,590)

(a)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1	June-2026	$110,594	$(173)	$(173)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	3	June-2026	(621,375)	1,199	1,199
U.S. Treasury 5 Year Notes	2	June-2026	(215,672)	161	161
U.S. Treasury 10 Year Ultra Notes	1	June-2026	(112,859)	760	760
U.S. Treasury Long Bonds	1	June-2026	(112,844)	3,436	3,436
U.S. Treasury Ultra Bonds	2	June-2026	(230,063)	11,059	11,059
Subtotal—Short Futures Contracts				16,615	16,615
Total Futures Contracts				$16,442	$16,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Comstock Contrarian Equity ETF (CSTK)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-97.85%
Aerospace & Defense-1.63%
Textron, Inc.	21,981	$2,109,297
Air Freight & Logistics-2.72%
FedEx Corp.	8,727	3,519,686
Banks-14.10%
Bank of America Corp.	92,066	4,921,848
Citizens Financial Group, Inc.	49,064	3,191,613
Fifth Third Bancorp	46,476	2,359,122
Huntington Bancshares, Inc.	145,134	2,432,446
M&T Bank Corp.	6,587	1,440,116
Wells Fargo & Co.	47,347	3,893,344
		18,238,489
Beverages-1.80%
Coca-Cola Co. (The)	29,627	2,333,423
Biotechnology-0.91%
Regeneron Pharmaceuticals, Inc.	1,671	1,181,497
Broadline Retail-2.02%
eBay, Inc.	25,205	2,608,213
Building Products-2.21%
Johnson Controls International PLC	19,585	2,859,997
Capital Markets-2.65%
State Street Corp.	22,472	3,434,620
Chemicals-1.52%
International Flavors & Fragrances, Inc.	27,976	1,963,915
Communications Equipment-3.35%
Cisco Systems, Inc.	47,296	4,327,584
Containers & Packaging-1.06%
International Paper Co.	45,283	1,377,509
Electrical Equipment-4.07%
Eaton Corp. PLC	6,890	2,983,439
Emerson Electric Co.	16,199	2,274,987
		5,258,426
Entertainment-1.21%
Walt Disney Co. (The)	15,081	1,564,654
Health Care Equipment & Supplies-2.62%
Becton, Dickinson and Co.	9,648	1,437,938
GE HealthCare Technologies, Inc.	14,460	879,746
Medtronic PLC	13,241	1,072,124
		3,389,808
Health Care Providers & Services-6.95%
CVS Health Corp.	46,787	3,896,889
Elevance Health, Inc.	7,216	2,716,247
UnitedHealth Group, Inc.	6,422	2,379,223
		8,992,359
Hotels, Restaurants & Leisure-2.80%
Domino’s Pizza, Inc.	4,880	1,656,370
Starbucks Corp.	18,643	1,963,667
		3,620,037
Household Products-1.76%
Clorox Co. (The)	23,589	2,274,923
	Shares	Value
Insurance-3.78%
Allstate Corp. (The)	6,471	$1,405,890
American International Group, Inc.	26,308	1,967,838
MetLife, Inc.	18,851	1,509,965
		4,883,693
Interactive Media & Services-6.22%
Alphabet, Inc., Class A	15,269	5,875,511
Meta Platforms, Inc., Class A	3,536	2,163,714
		8,039,225
IT Services-1.28%
Cognizant Technology Solutions Corp., Class A	31,192	1,650,057
Machinery-2.31%
Caterpillar, Inc.	3,352	2,983,649
Multi-Utilities-3.58%
Dominion Energy, Inc.	24,530	1,582,185
Sempra	32,007	3,044,506
		4,626,691
Oil, Gas & Consumable Fuels-8.14%
Chevron Corp.	18,475	3,571,402
ConocoPhillips	20,610	2,592,326
Devon Energy Corp.	36,556	1,877,882
Exxon Mobil Corp.	7,696	1,187,724
Occidental Petroleum Corp.	21,535	1,304,590
		10,533,924
Pharmaceuticals-5.56%
AstraZeneca PLC (United Kingdom)	9,626	1,803,624
Johnson & Johnson	10,172	2,338,034
Merck & Co., Inc.	27,903	3,046,449
		7,188,107
Professional Services-1.31%
TransUnion	23,867	1,694,557
Semiconductors & Semiconductor Equipment-6.13%
Intel Corp.(b)	29,364	2,774,311
NXP Semiconductors N.V. (Netherlands)	11,932	3,503,116
QUALCOMM, Inc.	9,207	1,653,393
		7,930,820
Software-2.35%
Microsoft Corp.	7,446	3,036,330
Textiles, Apparel & Luxury Goods-1.38%
NIKE, Inc., Class B	40,301	1,787,752
Tobacco-2.43%
Philip Morris International, Inc. (Switzerland)	19,049	3,144,418
Total Common Stocks & Other Equity Interests (Cost $105,816,378)		126,553,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Comstock Contrarian Equity ETF (CSTK)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value

Money Market Funds-2.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(c)(d) (Cost $2,734,300)	2,734,300	$2,734,300
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $108,550,678)		129,287,960
OTHER ASSETS LESS LIABILITIES-0.04%		47,414
NET ASSETS-100.00%		$129,335,374

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,024,441	$6,728,963	$(6,019,104)	$-	$-	$2,734,300	$43,769
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	55,727	3,214,480	(3,270,207)	-	-	-	3,550 *
Invesco Private Prime Fund	141,148	8,249,391	(8,390,306)	-	(233)	-	9,575 *
Total	$2,221,316	$18,192,834	$(17,679,617)	$-	$(233)	$2,734,300	$56,894

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.03%
Advertising-0.11%
Omnicom Group, Inc.
4.20% 03/02/2029	$50,000	$49,451
5.30% 06/02/2036	170,000	164,391
		213,842
Aerospace & Defense-0.87%
Honeywell Aerospace, Inc.
3.90% 03/16/2028(b)	368,000	365,373
4.00% 03/16/2029(b)	145,000	143,480
4.30% 03/16/2031(b)	71,000	70,155
4.60% 03/16/2033(b)	85,000	83,955
4.95% 03/16/2036(b)	233,000	230,444
5.73% 03/16/2056(b)	365,000	359,247
Howmet Aerospace, Inc.
3.75% 03/03/2028	82,000	81,144
3.90% 04/15/2029	25,000	24,646
4.55% 11/15/2032	148,000	145,604
4.75% 04/15/2036	58,000	56,364
Lockheed Martin Corp.
4.15% 08/15/2028	46,000	46,027
4.40% 08/15/2030	15,000	15,000
Textron, Inc., 4.95%, 03/15/2036	14,000	13,680
		1,635,119
Agricultural & Farm Machinery-0.52%
Deere Funding Canada Corp., 4.15%, 10/09/2030	120,000	118,552
John Deere Capital Corp.
4.38% 10/15/2030	120,000	119,846
Series I, 4.13% 01/18/2029	562,000	561,041
Series I, 3.90% 03/09/2029	93,000	92,294
Series I, 4.20% 03/10/2031	96,000	95,032
		986,765
Agricultural Products & Services-0.03%
Cargill, Inc., 4.13%, 10/23/2030(b)	60,000	59,098
Apparel, Accessories & Luxury Goods-0.02%
Gildan Activewear, Inc. (Canada)
4.70% 10/07/2030(b)	26,000	25,744
5.40% 10/07/2035(b)	10,000	9,795
		35,539
Application Software-0.76%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	422,000	422,127
Roper Technologies, Inc.
4.25% 09/15/2028	7,000	6,950
4.45% 09/15/2030	9,350	9,214
5.10% 09/15/2035	3,640	3,536
Salesforce, Inc.
4.90% 09/15/2031	602,000	600,372
5.55% 03/15/2036	397,000	396,052
		1,438,251
	Principal Amount	Value
Asset Management & Custody Banks-0.27%
Bank of New York Mellon Corp. (The)
4.33% (SOFR + 0.68%), 06/09/2028(c)	$15,000	$15,025
4.54% 04/23/2032(d)	154,000	153,445
5.09% 04/23/2037(d)(e)	238,000	236,260
Northern Trust Corp.
4.15% 11/19/2030	26,000	25,793
5.12% 11/19/2040(d)	17,000	16,665
State Street Corp., 4.78%, 10/23/2036(d)	7,000	6,831
Voya Global Funding, 4.60%, 11/24/2030(b)	58,400	57,712
		511,731
Automobile Manufacturers-0.73%
American Honda Finance Corp.
4.15% 01/08/2029	113,000	111,713
Series A, 4.55% 04/10/2028	113,000	113,087
Series A, 4.90% 04/10/2031	88,000	87,853
Daimler Truck Finance North America LLC (Germany), 4.15%, 01/12/2029(b)	265,000	261,682
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	15,000	14,976
5.34% 07/08/2035	4,000	4,004
Hyundai Capital America, 4.88%, 06/23/2027(b)	9,000	9,038
Mercedes-Benz Finance North America LLC (Germany), 4.13%, 03/10/2028(b)	316,000	314,521
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	136,000	135,022
Toyota Motor Credit Corp.
Series B, 4.05% 03/13/2029	191,000	189,761
Series B, 4.60% 03/11/2033	125,000	123,308
		1,364,965
Automotive Parts & Equipment-1.20%
BMW US Capital LLC (Germany)
4.15% 08/11/2027(b)	56,000	55,877
4.30% 03/17/2028(b)	738,000	737,687
4.40% 03/19/2029(b)	343,000	342,529
4.50% 08/11/2030(b)	9,000	8,918
4.65% 03/19/2031(b)	234,000	232,737
5.00% 03/19/2033(b)	128,000	127,468
ERAC USA Finance LLC
4.50% 10/30/2029(b)	285,000	284,465
4.70% 04/30/2031(b)	266,000	265,461
5.25% 04/30/2036(b)	203,000	202,568
		2,257,710
Brewers-0.06%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	103,000	102,997
Broadline Retail-0.76%
Amazon.com, Inc.
4.25% 03/13/2031	356,000	352,612
4.88% 03/13/2036	495,000	487,930
5.65% 03/13/2046	275,000	271,385
5.80% 03/13/2056	315,000	310,253
		1,422,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Building Products-0.12%
CRH America Finance, Inc.
4.40% 02/09/2031	$62,000	$61,242
5.00% 02/09/2036	26,000	25,599
5.60% 02/09/2056	2,000	1,920
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	139,000	137,595
		226,356
Cable & Satellite-0.01%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
5.85% 12/01/2035	7,000	6,834
6.70% 12/01/2055(e)	4,000	3,773
		10,607
Cargo Ground Transportation-0.11%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	62,000	61,263
4.65% 03/15/2031(b)	41,300	40,729
4.95% 03/15/2033(b)	9,000	8,842
5.25% 03/15/2036(b)	56,000	54,536
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.55%, 01/15/2031(b)	48,000	47,511
		212,881
Commercial & Residential Mortgage Finance-0.04%
Aviation Capital Group LLC
4.25% 04/30/2029(b)	22,000	21,696
4.80% 10/24/2030(b)	48,000	47,675
		69,371
Computer & Electronics Retail-0.05%
Leidos, Inc., 4.10%, 03/15/2029	94,000	92,873
Construction Machinery & Heavy Transportation Equipment-0.34%
Caterpillar Financial Services Corp.
3.75% 02/23/2029	398,000	393,064
4.15% (SOFR + 0.49%), 02/23/2029(c)	203,000	202,863
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	25,000	25,319
5.50% 05/29/2035	14,000	14,322
		635,568
Consumer Electronics-0.06%
Tyco Electronics Group S.A. (Switzerland)
4.50% 02/09/2031	52,000	51,819
4.88% 02/09/2036	65,000	64,057
		115,876
Consumer Finance-0.76%
American Express Co.
4.73% 04/25/2029(d)	66,000	66,362
4.35% 07/20/2029(d)	73,000	72,871
4.46% (SOFR + 0.81%), 07/20/2029(c)	259,000	259,508
4.44% 05/03/2030(d)	461,000	460,180
4.92% 07/20/2033(d)	84,000	84,221
4.80% 10/24/2036(d)	60,000	58,143
Capital One Financial Corp.
4.49% 09/11/2031(d)	33,900	33,363
4.72% 01/30/2032(d)	108,000	106,741
5.40% 01/30/2037(d)	14,000	13,757
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc., 4.20%, 10/27/2028	$267,000	$264,867
Synchrony Financial, 5.02%, 07/29/2029(d)	4,000	4,001
		1,424,014
Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.95%, 11/01/2035	5,000	4,858
Distributors-0.04%
Genuine Parts Co., 4.95%, 08/15/2029	84,000	83,899
Diversified Banks-9.33%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.97%, 05/08/2031	400,000	400,409
Banco Santander S.A. (Spain)
4.60% 04/15/2029	400,000	399,161
5.07% 11/06/2030	200,000	197,348
4.87% 04/15/2031	200,000	199,132
5.13% 11/06/2035	200,000	195,599
5.44% 04/15/2036	200,000	198,634
Bank of America Corp.
4.48% 04/23/2030(d)	73,000	72,794
4.46% 02/06/2032(d)	210,000	207,141
4.70% 04/23/2032(d)	18,000	17,930
5.49% 04/23/2037(d)	345,000	343,143
Series N, 4.52% (SOFR + 0.87%), 02/06/2032(c)	266,000	263,952
Series RR, 4.38% (d)(f)	237,000	234,956
Bank of Montreal (Canada), Series J, 4.34%, 03/19/2030(d)	134,000	133,322
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	207,000	217,434
Barclays PLC (United Kingdom)
4.22% 05/24/2030(d)	756,000	745,896
4.59% (SOFR + 0.93%), 05/24/2030(c)	200,000	199,662
4.52% 02/24/2032(d)	201,000	196,875
BNP Paribas S.A. (France), 7.20%(b)(d)(f)	206,000	207,315
BPCE S.A. (France), 6.35%, 01/13/2047(b)(d)	250,000	241,428
Citigroup, Inc.
4.50% 09/11/2031(d)	59,300	58,651
6.63% (d)(f)	324,200	328,365
Series JJ, 6.50% (d)(f)	278,000	279,627
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	695,000	692,002
Danske Bank A/S (Denmark)
4.66% 03/27/2029(b)(d)	200,000	200,257
5.00% 03/27/2032(b)(d)	200,000	200,719
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	262,000	261,996
Fifth Third Bancorp, 4.57%, 04/29/2032(d)	102,000	100,485
HSBC Holdings PLC (United Kingdom)
4.40% 03/10/2030(d)	203,000	201,603
4.68% 03/10/2032(d)	201,000	198,737
5.28% 03/10/2037(d)	216,000	213,117
6.75% (d)(f)	207,000	209,756
7.00% (d)(f)	202,000	206,195
ING Groep N.V. (Netherlands), 5.42%, 03/23/2037(d)	314,000	313,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
4.41% 04/23/2030(d)	$319,000	$317,767
5.10% 04/22/2031(d)	66,000	67,254
4.26% 10/22/2031(d)	70,000	68,886
4.35% 01/22/2032(d)	88,000	86,675
4.62% 04/23/2032(d)	426,000	424,058
5.72% 09/14/2033(d)	22,500	23,353
4.81% 10/22/2036(d)	29,700	28,862
4.90% 01/22/2037(d)	51,000	49,735
5.15% 04/23/2037(d)	160,000	159,105
Series PP, 6.10% (d)(f)	777,000	777,000
KeyCorp, 5.31%, 01/28/2037(d)	16,000	15,721
Lloyds Banking Group PLC (United Kingdom)
4.43% 11/04/2031(d)	211,000	207,813
6.63% (d)(f)	200,000	196,479
Macquarie Bank Ltd. (Australia), 4.13% (SOFR + 0.48%), 02/03/2028(b)(c)	120,000	119,949
Mitsubishi Ufj Financial Group, Inc. (Japan)
4.59% 04/18/2030(d)	200,000	200,034
4.85% 04/21/2032(d)	144,000	143,788
5.33% 04/21/2037(d)	304,000	303,595
5.87% 04/21/2047(d)	249,000	249,241
Mizuho Bank Ltd. (Japan)
5.19% 04/16/2036(b)	200,000	199,015
5.77% 04/16/2046(b)	200,000	198,498
Mizuho Financial Group, Inc. (Japan)
4.71% 07/08/2031(d)	547,000	547,068
4.90% (SOFR + 1.25%), 07/08/2031(c)	358,000	361,834
Morgan Stanley Private Bank N.A.
4.47% 07/06/2028(d)	615,000	615,019
4.21% 02/08/2030(d)	250,000	247,297
4.44% (SOFR + 0.77%), 02/08/2030(c)	550,000	547,309
Pinnacle Bank, 5.96%, 01/15/2036(d)	88,600	88,062
PNC Financial Services Group, Inc. (The)
4.08% 01/26/2029(d)	65,000	64,674
4.27% (SOFR + 0.62%), 01/26/2029(c)	107,000	106,961
5.37% 07/21/2036(d)	21,000	21,113
5.42% 01/25/2041(d)	26,000	25,510
Royal Bank of Canada (Canada), 6.50%, 05/24/2086(d)	536,000	531,025
Standard Chartered PLC (United Kingdom), 4.57% (SOFR + 0.92%), 01/13/2030(b)(c)	579,000	579,382
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.33%, 03/03/2041(d)	152,000	148,305
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	14,000	13,716
Truist Bank, 4.42% (SOFR + 0.77%), 07/24/2028(c)	500,000	500,602
U.S. Bancorp, 4.48%, 01/26/2032(d)	113,500	112,215
UBS AG (Switzerland)
4.16% (SOFR + 0.50%), 05/17/2027(c)	270,000	270,204
4.30% 03/16/2029(d)	316,000	315,753
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
4.18% 01/23/2030(d)	$46,000	$45,600
5.15% 04/23/2031(d)	20,000	20,349
5.39% 04/24/2034(d)	20,000	20,366
4.96% 01/23/2037(d)	48,000	46,782
5.43% 01/23/2047(d)	22,000	20,930
Series GG, 6.13% (d)(f)	326,000	327,234
Westpac Banking Corp. (Australia), 4.47% (SOFR + 0.82%), 07/01/2030(c)	9,000	9,089
		17,560,658
Diversified Capital Markets-0.66%
Deutsche Bank AG (Germany), 4.47%, 12/10/2031(d)	211,200	207,902
UBS Group AG (Switzerland)
4.21% 04/10/2030(b)(d)	334,000	329,965
5.20% 08/10/2037(b)(d)	203,000	199,141
5.53% 05/06/2047(b)(d)	97,000	93,103
4.88% (b)(d)(f)	416,000	416,077
		1,246,188
Diversified Financial Services-2.21%
Avolon Holdings Funding Ltd. (Ireland)
4.20% 04/15/2029(b)	82,000	80,528
4.70% 01/30/2031(b)	109,200	107,290
4.95% 10/15/2032(b)	103,000	100,528
Citadel Finance LLC
4.75% 02/14/2029(b)	201,000	197,999
5.15% 02/14/2031(b)	311,000	303,839
Citadel Securities Global Holdings LLC
5.13% 01/27/2032(b)	176,000	173,941
6.20% 06/18/2035(b)	599,000	613,718
5.75% 03/27/2036(b)	335,000	330,723
GABX Leasing LLC, 4.63%, 04/15/2031(b)	148,000	146,132
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	187,000	188,666
LPL Holdings, Inc., 5.15%, 06/15/2030	61,000	61,473
LSEG US Fin Corp. (United Kingdom)
4.25% 03/23/2029(b)	345,000	342,371
4.50% 03/23/2031(b)	210,000	208,241
5.25% 03/23/2036(b)	200,000	199,380
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	1,118,000	1,115,011
		4,169,840
Diversified Metals & Mining-0.33%
BHP Billiton Finance (USA) Ltd. (Australia), 5.75%, 09/05/2055	3,500	3,521
Glencore Funding LLC (Australia)
5.19% 04/01/2030(b)	25,000	25,396
4.90% 07/01/2031(b)	131,000	131,228
5.20% 07/01/2033(b)	162,000	162,785
5.51% 04/01/2036(b)	301,000	303,229
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	1,000	1,003
		627,162
Diversified REITs-0.01%
ERP Operating L.P., 4.95%, 06/15/2032	20,000	20,200
Electric Utilities-2.76%
AEP Texas, Inc., 5.70%, 05/15/2034	3,000	3,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alabama Power Co., Series C, 4.30%, 03/15/2031	$113,500	$112,326
American Electric Power Co., Inc.
Series C, 5.80% 03/15/2056(d)	185,600	184,683
Series D, 6.05% 03/15/2056(d)	18,000	17,951
Arizona Public Service Co., 5.90%, 08/15/2055	4,400	4,329
Consolidated Edison Co. of New York, Inc., 5.75%, 11/15/2055	2,000	1,959
Constellation Energy Generation LLC
3.90% 01/08/2028	132,000	130,994
5.88% 01/15/2066	4,500	4,326
Duke Energy Florida LLC, 4.20%, 12/01/2030	31,800	31,439
Edison International, 5.00%, 05/05/2028	76,000	76,048
Electricite de France S.A. (France)
5.25% 04/22/2036(b)	422,000	414,812
6.13% 04/22/2056(b)	442,000	428,353
6.25% 04/22/2066(b)	219,000	212,129
Emera US Finance LLC
4.50% 04/01/2029	168,000	167,603
5.20% 04/01/2033	50,000	49,692
Entergy Corp., 5.88%, 06/15/2056(d)	26,000	26,020
Evergy Metro, Inc., 5.13%, 08/15/2035	5,000	4,979
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	10,000	9,888
Evergy, Inc., 4.25%, 03/15/2029	30,000	29,764
Exelon Corp., 5.45%, 03/15/2034	8,000	8,200
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028(b)	358,000	356,609
Florida Power & Light Co.
4.70% 02/15/2036	23,000	22,386
5.60% 02/15/2066	4,000	3,818
Indiana Michigan Power Co., 5.60%, 03/15/2056	50,000	48,437
ITC Holdings Corp.
4.88% 04/15/2031(b)	132,000	131,861
5.50% 04/15/2036(b)	71,000	71,471
Louisville Gas and Electric Co., 5.85%, 08/15/2055	2,000	1,988
National Rural Utilities Cooperative Finance Corp.
4.40% 05/11/2029	202,000	202,211
5.00% 08/15/2034	125,000	126,000
5.75% 04/20/2056	358,000	355,539
Series D, 4.10% (SOFR + 0.43%), 08/09/2027(c)	349,000	349,149
Series D, 4.15% 08/25/2028	174,000	173,234
Series D, 4.05% 02/09/2029	211,000	209,558
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	97,000	97,458
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	25,000	24,938
NRG Energy, Inc.
4.73% 10/15/2030(b)	146,000	144,518
4.96% 04/30/2031(b)	72,000	71,521
5.41% 10/15/2035(b)	28,000	27,478
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co.
6.10% 01/15/2029	$48,000	$49,617
5.20% 05/01/2036	60,000	58,466
6.00% 05/01/2056	73,000	69,591
PPL Electric Utilities Corp., 5.55%, 08/15/2055	3,000	2,903
Southern Co. (The), 6.00%, 04/01/2058(d)	241,000	243,722
Southwestern Electric Power Co., 5.20%, 04/01/2036	68,000	67,113
Union Electric Co., 5.25%, 04/15/2035	8,000	8,132
Virginia Electric & Power Co.
Series C, 4.90% 09/15/2035	13,000	12,723
Series D, 5.60% 09/15/2055	6,000	5,699
Vistra Operations Co. LLC
4.30% 10/15/2028(b)	101,000	99,877
4.60% 10/15/2030(b)	38,000	37,320
4.70% 01/31/2031(b)	26,000	25,610
5.35% 01/31/2036(b)	24,500	23,947
Wisconsin Electric Power Co., 3.95%, 03/01/2029	78,000	77,312
Wisconsin Public Service Corp., 4.25%, 01/15/2031	69,000	68,320
		5,187,120
Electrical Components & Equipment-0.18%
Molex Electronic Technologies LLC
4.75% 04/30/2028(b)	19,000	19,090
5.25% 04/30/2032(b)	19,000	19,354
Vertiv Holdings Co.
4.85% 03/15/2036	48,000	46,745
5.65% 03/15/2046	60,000	57,906
5.80% 03/15/2056	72,000	69,875
5.95% 03/15/2066	135,000	130,726
		343,696
Electronic Components-0.06%
Amphenol Corp.
4.13% 11/15/2030	43,000	42,361
4.40% 02/15/2033	69,000	67,474
		109,835
Electronic Manufacturing Services-0.02%
Jabil, Inc., 4.75%, 02/01/2033	44,000	42,868
Environmental & Facilities Services-0.12%
Waste Connections, Inc., 4.80%, 07/15/2036	221,000	216,428
Fertilizers & Agricultural Chemicals-0.11%
Mosaic Co. (The)
4.35% 01/15/2029	164,000	163,094
4.60% 11/15/2030	44,000	43,640
		206,734
Financial Exchanges & Data-0.11%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	103,000	102,145
4.20% 03/15/2031	95,000	93,756
MSCI, Inc., 5.25%, 09/01/2035	4,000	3,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Financial Exchanges & Data-(continued)
Nasdaq, Inc.
5.35% 06/28/2028	$7,000	$7,132
5.95% 08/15/2053	2,000	2,012
		208,985
Food Distributors-0.07%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	135,000	134,700
5.15% 08/04/2035	5,000	4,991
		139,691
Food Retail-0.01%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)	18,000	17,820
Forest Products-0.25%
Georgia-Pacific LLC
4.40% 06/30/2028(b)	25,000	25,028
4.40% 05/15/2029(b)	103,000	102,902
4.60% 05/15/2031(b)	204,000	203,868
4.95% 06/30/2032(b)	25,000	25,340
4.90% 05/15/2033(b)	110,000	109,811
		466,949
Gas Utilities-0.01%
Atmos Energy Corp., 5.20%, 08/15/2035(e)	3,000	3,054
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	12,000	12,241
		15,295
Health Care Distributors-0.10%
Cardinal Health, Inc.
4.50% 09/15/2030	6,600	6,567
5.15% 09/15/2035	3,900	3,884
Cencora, Inc.
3.95% 02/13/2029	70,000	69,049
4.25% 11/15/2030	50,000	49,161
McKesson Corp.
4.65% 05/30/2030	38,000	38,260
4.95% 05/30/2032	15,000	15,231
		182,152
Health Care Equipment-0.55%
Abbott Laboratories
3.70% 03/09/2029	167,000	164,740
5.50% 03/15/2056	365,000	353,154
5.60% 03/15/2066	111,000	106,987
Augusta SpinCo Corp.
4.40% 03/23/2029	220,000	219,335
4.66% 03/23/2031	97,000	96,811
4.95% 03/23/2033	60,000	59,726
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	25,000	25,082
		1,025,835
Health Care Facilities-0.04%
Ascension Health
Series 2025, 4.29% 11/15/2030	60,000	59,403
Series 2025, 4.92% 11/15/2035	15,000	14,823
		74,226
	Principal Amount	Value
Health Care REITs-0.02%
National Health Investors, Inc., 5.35%, 02/01/2033	$6,000	$5,966
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	15,000	15,124
Ventas Realty L.P., 5.00%, 02/15/2036	8,200	8,044
		29,134
Health Care Services-0.10%
Cigna Group (The), 4.50%, 09/15/2030	61,400	61,342
CommonSpirit Health
4.35% 09/01/2030	43,000	42,334
4.83% 09/01/2035	27,000	26,252
4.98% 09/01/2035	16,000	15,549
5.58% 09/01/2045	4,000	3,853
5.66% 09/01/2055	3,000	2,861
CVS Health Corp.
5.00% 09/15/2032	7,000	7,033
5.45% 09/15/2035	5,000	5,050
6.20% 09/15/2055	6,000	5,976
6.25% 09/15/2065	3,000	2,950
HCA, Inc.
4.30% 11/15/2030	7,000	6,880
5.45% 09/15/2034	9,000	9,113
		189,193
Health Care Supplies-0.01%
Solventum Corp., 5.45%, 02/25/2027	23,000	23,160
Heavy Electrical Equipment-0.07%
GE Vernova, Inc.
4.25% 02/04/2031	43,000	42,632
4.88% 02/04/2036	50,000	49,478
5.50% 02/04/2056	48,000	46,080
		138,190
Highways & Railtracks-0.00%
Burlington Northern Santa Fe LLC
5.55% 03/15/2056	2,400	2,323
5.80% 03/15/2056	1,000	1,003
		3,326
Home Improvement Retail-0.12%
Home Depot, Inc. (The)
3.75% 09/15/2028	132,000	131,151
3.95% 09/15/2030	84,000	82,973
4.65% 09/15/2035	18,000	17,543
		231,667
Homebuilding-0.00%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	5,000	5,118
Hotel & Resort REITs-0.03%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.25% 08/15/2032	9,000	9,144
4.75% 03/15/2033	49,000	48,069
		57,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-0.38%
Airbnb, Inc.
4.40% 03/16/2029	$66,000	$65,921
4.65% 03/16/2031	53,000	52,926
5.25% 03/16/2036	44,000	43,898
Expedia Group, Inc., 5.50%, 04/15/2036	281,000	275,196
Marriott International, Inc., 4.20%, 07/15/2027	9,000	8,985
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	266,000	265,795
		712,721
Industrial Conglomerates-0.86%
Eaton Corp.
3.85% 03/06/2028	629,000	624,937
3.95% 03/06/2029	200,000	198,026
5.45% 03/06/2056	200,000	193,652
Siemens Funding B.V. (Germany), 4.90%, 05/28/2032(b)	587,000	598,483
		1,615,098
Insurance Brokers-0.10%
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	116,000	114,459
Willis North America, Inc.
4.55% 03/15/2031	54,000	53,354
5.15% 03/15/2036	17,800	17,408
		185,221
Integrated Oil & Gas-0.00%
Occidental Petroleum Corp., 4.40%, 04/15/2046	2,000	1,599
Integrated Telecommunication Services-1.56%
AT&T, Inc.
6.05% 08/15/2056	5,000	4,868
6.20% 10/30/2056	262,000	259,716
6.30% 10/30/2066	196,000	193,464
NTT Finance Corp. (Japan), 5.50%, 07/16/2035(b)	479,000	487,543
Orange S.A. (France), 4.00%, 01/13/2029(b)	389,000	385,703
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	1,372,000	1,334,934
TELUS Corp. (Canada)
6.38% 06/09/2056(d)	133,600	133,665
6.63% 06/09/2056(d)	12,800	12,736
Verizon Communications, Inc.
5.25% 04/02/2035	48,000	48,008
5.00% 01/15/2036	23,000	22,474
5.75% 11/30/2045	40,000	38,884
5.88% 11/30/2055	7,296	7,056
6.00% 11/30/2065	8,800	8,493
		2,937,544
	Principal Amount	Value
Interactive Media & Services-5.02%
Alphabet, Inc.
4.10% 02/15/2031	$176,000	$173,981
4.38% 11/15/2032	5,000	4,952
4.40% 02/15/2033	197,000	194,058
4.70% 11/15/2035	9,000	8,840
4.80% 02/15/2036	86,000	85,173
5.35% 11/15/2045	21,000	20,393
5.45% 11/15/2055	7,000	6,700
5.30% 05/15/2065	4,000	3,646
Meta Platforms, Inc.
4.55% 05/15/2031	1,900,000	1,900,833
4.88% 05/15/2033	460,000	460,202
4.88% 11/15/2035	64,400	62,788
5.25% 05/15/2036	1,402,000	1,399,688
6.20% 05/15/2046	1,222,000	1,225,544
5.63% 11/15/2055	31,000	28,484
6.30% 05/15/2056	1,275,000	1,279,526
5.75% 11/15/2065	56,000	50,992
6.45% 05/15/2066	2,553,000	2,552,989
		9,458,789
Internet Services & Infrastructure-0.73%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	1,333,000	1,377,842
Investment Banking & Brokerage-1.92%
Charles Schwab Corp. (The)
4.34% 11/14/2031(d)	134,000	132,279
4.91% 11/14/2036(d)	50,000	48,811
Series L, 6.10% (d)(f)	309,000	309,236
Goldman Sachs Group, Inc. (The)
4.15% 01/21/2029(d)	167,000	165,794
4.59% 04/20/2030(d)	147,000	146,698
5.73% 04/25/2030(d)	27,000	27,812
4.37% 10/21/2031(d)	103,400	101,460
4.52% 01/21/2032(d)	157,000	154,749
5.09% 04/20/2034(d)	236,000	235,512
4.94% 10/21/2036(d)	700	679
5.39% 02/02/2041(d)	167,000	162,611
Morgan Stanley
4.24% 01/09/2030(d)	212,000	209,870
4.49% 01/16/2032(d)	168,000	165,344
4.71% 03/12/2032(d)	320,000	317,601
4.81% 04/16/2032(d)	246,000	245,451
5.66% 04/17/2036(d)	6,000	6,166
5.07% 01/30/2037(d)	23,000	22,513
5.30% 04/10/2037(d)	281,000	279,421
5.31% 01/18/2041(d)	36,000	35,050
5.90% 03/13/2047(d)	326,000	326,794
Series I, 4.36% 10/22/2031(d)	108,300	106,398
Series I, 4.89% 10/22/2036(d)	38,100	36,988
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035(e)	361,500	365,784
Raymond James Financial, Inc., 4.90%, 09/11/2035	9,000	8,790
		3,611,811
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
IT Consulting & Other Services-0.44%
International Business Machines Corp.
4.00% 02/03/2029	$120,000	$118,778
4.30% 02/03/2031	350,000	345,258
4.95% 02/03/2036	176,000	171,554
5.80% 02/03/2056	210,000	199,199
		834,789
Leisure Products-0.04%
Hasbro, Inc., 4.65%, 03/12/2031	69,000	68,491
Life & Health Insurance-0.99%
American National Group, Inc., 6.00%, 07/15/2035	3,000	2,945
Constellation Global Funding, 4.85%, 10/22/2030(b)	168,000	165,022
Corebridge Global Funding, 4.51% (SOFR + 0.86%), 12/15/2028(b)(c)	687,000	686,834
Equitable America Global Funding, 4.65%, 06/09/2028(b)	11,000	11,012
Grand River Funding Trust I, 6.31%, 02/15/2036(b)	300,000	301,696
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	274,000	286,041
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	500	500
Lincoln Financial Global Funding
4.63% 05/28/2028(b)	9,000	9,012
4.63% 08/18/2030(b)	15,000	14,903
Protective Life Corp.
4.70% 01/15/2031(b)	48,000	47,594
5.35% 12/15/2035(b)	25,800	25,421
Protective Life Global Funding, 4.83%, 04/14/2031(b)	319,000	318,720
		1,869,700
Life Sciences Tools & Services-0.07%
Thermo Fisher Scientific, Inc.
4.22% 02/12/2031	47,000	46,445
4.55% 06/15/2033	35,000	34,533
4.90% 02/12/2036	56,500	55,953
		136,931
Multi-line Insurance-0.11%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	205,000	204,881
Multi-Utilities-0.18%
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	15,000	14,948
Dominion Energy, Inc.
6.00% 02/15/2056(d)	30,000	30,036
6.20% 02/15/2056(d)	31,000	31,073
NiSource, Inc.
5.25% 03/30/2028	25,000	25,384
5.35% 04/01/2034	8,000	8,181
Sempra, 5.25%, 03/15/2036	125,000	123,530
WEC Energy Group, Inc., 4.75%, 01/15/2028	102,000	102,597
		335,749
	Principal Amount	Value
Office REITs-0.09%
COPT Defense Properties L.P., 4.50%, 10/15/2030	$9,000	$8,902
Cousins Properties L.P.
5.38% 02/15/2032	9,000	9,102
4.88% 03/01/2033	87,000	84,218
Piedmont Operating Partnership L.P., 5.63%, 01/15/2033	64,000	63,018
		165,240
Oil & Gas Equipment & Services-0.14%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05% 03/11/2029	103,000	102,284
4.35% 06/15/2031	164,000	162,121
		264,405
Oil & Gas Exploration & Production-0.02%
EOG Resources, Inc.
4.40% 07/15/2028	25,000	25,077
5.35% 01/15/2036	7,000	7,106
5.95% 07/15/2055	2,000	2,027
		34,210
Oil & Gas Storage & Transportation-0.53%
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	60,000	59,339
Enbridge, Inc. (Canada), 5.45%, 03/27/2036	295,000	298,216
Energy Transfer L.P.
4.55% 01/15/2031	151,000	149,700
5.35% 01/15/2036	45,000	44,753
6.30% 01/15/2056	4,000	3,955
Enterprise Products Operating LLC
4.30% 06/20/2028	41,000	41,034
4.60% 01/15/2031	20,200	20,242
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	5,000	5,163
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	9,000	9,192
Kinder Morgan, Inc., 5.15%, 06/01/2030	25,000	25,567
MPLX L.P.
4.80% 02/15/2031	25,000	25,048
5.00% 01/15/2033	9,000	8,960
5.40% 09/15/2035	14,000	13,999
Southern Co. Gas Capital Corp.
Series A, 4.05% 09/15/2028	5,000	4,959
Series B, 5.10% 09/15/2035	15,400	15,229
TransCanada Pipelines Ltd. (Canada)
6.13% 10/17/2056(d)	80,000	80,373
6.38% 10/17/2056(d)	44,000	44,355
Western Midstream Operating L.P.
4.80% 03/01/2031(e)	102,600	101,943
5.50% 12/15/2035	14,800	14,645
Williams Cos., Inc. (The), 6.00%, 03/15/2055	25,500	25,325
		991,997
Other Specialty Retail-0.00%
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	5,000	4,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Packaged Foods & Meats-0.02%
Mars, Inc., 5.70%, 05/01/2055(b)	$2,000	$1,947
McCormick & Co., Inc., 4.15%, 02/15/2029	43,000	42,629
		44,576
Passenger Airlines-0.30%
American Airlines Pass-Through Trust
4.90% 05/11/2038	45,000	44,037
Series A, 5.25% 11/10/2038	465,000	464,910
Delta Air Lines, Inc.
4.95% 07/10/2028	23,000	23,141
5.25% 07/10/2030	25,000	25,200
		557,288
Passenger Ground Transportation-0.02%
Uber Technologies, Inc.
4.15% 01/15/2031	25,400	24,911
4.80% 09/15/2035	3,000	2,923
		27,834
Pharmaceuticals-0.80%
Eli Lilly and Co.
5.55% 10/15/2055	1,600	1,574
5.65% 10/15/2065	1,500	1,467
EMD Finance LLC (Germany), 4.38%, 10/15/2030(b)	31,000	30,696
Merck & Co., Inc.
4.15% 03/15/2031	154,000	152,055
4.45% 12/04/2032	32,000	31,708
4.75% 12/04/2035(e)	48,000	47,005
5.70% 12/04/2065	4,000	3,867
Novartis Capital Corp.
4.40% 03/18/2031	97,000	96,882
4.60% 03/18/2033	103,000	102,319
4.90% 03/18/2036	113,000	112,261
5.60% 03/18/2046	70,000	70,106
5.70% 03/18/2056	124,000	124,293
Pfizer, Inc.
4.20% 11/15/2030	78,000	77,402
4.50% 11/15/2032	87,000	86,225
5.60% 11/15/2055	5,000	4,910
5.70% 11/15/2065	7,000	6,736
Takeda U.S. Financing, Inc.
5.20% 07/07/2035	361,500	362,127
5.90% 07/07/2055	111,500	110,529
Zoetis, Inc., 4.15%, 08/17/2028	81,000	80,646
		1,502,808
Property & Casualty Insurance-0.12%
American International Group, Inc., 4.85%, 05/07/2030	9,000	9,094
CNA Financial Corp., 5.20%, 08/15/2035	18,000	17,715
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	3,000	3,007
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(d)	200,000	196,867
Travelers Cos., Inc. (The)
5.05% 07/24/2035	3,000	3,006
5.70% 07/24/2055	3,000	2,982
		232,671
	Principal Amount	Value
Rail Transportation-0.07%
Canadian Pacific Railway Co. (Canada)
4.00% 03/15/2029	$85,000	$84,059
5.50% 03/15/2056	50,000	47,935
		131,994
Real Estate Development-0.02%
Essential Properties L.P., 5.40%, 12/01/2035	3,400	3,369
Prologis Targeted U.S. Logistics Fund L.P.
4.25% 01/15/2031(b)	26,000	25,529
4.75% 01/15/2036(b)	14,000	13,449
		42,347
Regional Banks-0.45%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(d)	18,000	17,849
Huntington Bancshares, Inc.
4.62% 01/28/2032(d)	237,000	234,324
5.61% 01/28/2041(d)	50,000	48,877
M&T Bank Corp., 5.30%, 04/18/2036(d)	436,000	432,517
Truist Financial Corp., 4.60%, 01/27/2032(d)	103,000	102,011
Webster Financial Corp., 5.78%, 09/11/2035(d)	18,000	18,254
		853,832
Reinsurance-0.14%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	68,000	67,389
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(d)	37,000	36,253
RGA Global Funding
4.35% 08/25/2028(b)	81,000	80,592
5.00% 08/25/2032(b)	84,000	83,588
		267,822
Renewable Electricity-0.02%
Southern Power Co.
Series A, 4.25% 10/01/2030	26,000	25,699
Series B, 4.90% 10/01/2035	9,000	8,721
		34,420
Research & Consulting Services-0.03%
Verisk Analytics, Inc., 4.45%, 03/15/2031	61,000	60,210
Restaurants-0.06%
McDonald’s Corp.
4.40% 02/12/2031	52,000	51,872
5.00% 02/13/2036	59,000	58,821
		110,693
Retail REITs-0.07%
Brixmor Operating Partnership L.P., 4.85%, 02/15/2033	13,000	12,815
Kimco Realty OP LLC, 5.30%, 02/01/2036	5,000	5,071
Kite Realty Group L.P.
4.95% 12/15/2031	15,000	14,999
5.50% 03/01/2034	8,000	8,103
Realty Income Corp., 4.50%, 02/01/2033	48,000	46,948
Regency Centers L.P., 4.50%, 03/15/2033	48,000	46,806
		134,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Self-Storage REITs-0.12%
Americold Realty Operating Partnership L.P., 5.60%, 05/15/2032	$9,000	$8,973
Extra Space Storage L.P., 4.95%, 01/15/2033	9,000	8,928
Goodman US Finance Eight, LLC (Australia), 5.88%, 04/28/2046(b)	76,000	73,997
Goodman US Finance Seven, LLC (Australia), 5.25%, 04/28/2036(b)	62,000	61,082
Public Storage Operating Co., 5.00%, 12/15/2035	78,000	77,156
		230,136
Semiconductors-1.18%
Broadcom, Inc.
5.15% 11/15/2031	84,000	86,018
5.20% 07/15/2035	3,000	3,027
4.80% 02/15/2036	21,000	20,502
4.90% 02/15/2038	17,000	16,439
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	205,000	212,786
5.50% 01/25/2031(b)	213,000	218,647
6.15% 01/25/2032(b)	200,000	210,559
5.90% 01/25/2033(b)	214,000	222,834
5.88% 01/25/2034(b)	200,000	203,172
6.25% 01/25/2035(b)	204,000	215,617
6.20% 01/25/2037(b)	201,000	211,933
6.40% 01/25/2038(b)	217,000	232,062
Intel Corp.
5.30% 05/15/2036	153,000	152,416
6.13% 05/15/2056	218,000	216,527
		2,222,539
Soft Drinks & Non-alcoholic Beverages-0.20%
PepsiCo, Inc.
4.10% 01/15/2029	220,000	219,803
4.60% 02/07/2030	84,000	85,177
5.00% 07/23/2035(e)	73,000	73,679
		378,659
Sovereign Debt-0.38%
Israel Government International Bond (Israel), 5.00%, 01/13/2036	93,500	90,941
Korea National Oil Corp. (South Korea)
4.50% 03/30/2029(b)	362,000	363,563
4.63% 03/30/2031(b)	253,000	254,071
		708,575
Specialty Chemicals-0.17%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	223,000	222,395
4.50% 08/15/2030	72,000	71,876
5.15% 08/15/2035	26,000	26,160
		320,431
	Principal Amount	Value
Systems Software-0.38%
Oracle Corp.
4.55% 02/04/2029	$146,000	$144,258
4.76% (SOFR + 1.11%), 02/04/2029(c)	108,000	107,276
4.45% 09/26/2030	43,700	42,159
4.95% 02/04/2031	191,000	186,881
5.35% 05/04/2033	100,000	97,265
5.20% 09/26/2035	9,000	8,391
5.70% 02/04/2036	17,000	16,335
5.88% 09/26/2045	13,000	11,207
5.38% 09/27/2054	4,000	3,081
5.95% 09/26/2055	5,000	4,192
6.70% 02/04/2056	85,500	78,860
6.85% 02/04/2066	25,350	23,311
		723,216
Tobacco-0.62%
B.A.T. Capital Corp. (United Kingdom)
4.63% 03/22/2033	20,000	19,605
7.08% 08/02/2053	6,000	6,645
Philip Morris International, Inc.
4.13% 04/27/2029	808,000	802,920
4.00% 10/29/2030	43,000	42,176
4.63% 10/29/2035	8,000	7,722
4.88% 04/29/2036	291,000	284,946
		1,164,014
Trading Companies & Distributors-0.52%
Aircastle Ltd./Aircastle Ireland DAC
5.00% 09/15/2030(b)	479,000	478,860
5.00% 05/15/2031(b)	104,000	103,329
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	43,000	42,365
Takeoff Merger Sub, Inc.
4.40% 03/24/2028(b)	204,000	202,973
4.50% 03/24/2029(b)	144,000	143,148
		970,675
Water Utilities-0.00%
American Water Capital Corp., 5.70%, 09/01/2055	3,000	2,936
Wireless Telecommunication Services-0.02%
T-Mobile USA, Inc.
4.95% 11/15/2035	21,000	20,522
5.70% 01/15/2056	18,000	17,002
		37,524
Total U.S. Dollar Denominated Bonds & Notes (Cost $81,577,453)		81,015,086
U.S. Government Sponsored Agency Mortgage-Backed Securities-30.36%
Collateralized Mortgage Obligations-0.49%
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K558, Class A2, 4.13%, 03/25/2031(g)	250,000	248,427
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series K519, Class AS, 4.13%, 03/25/2029(c)	266,432	266,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series K530, Class A2, 4.79%, 09/25/2029(g)	$100,000	$101,593
Series KF153, Class AS, 4.33%, 02/25/2033(c)	301,356	302,444
Series KF81, Class AL, 4.13%, 06/25/2027(c)	6,169	6,168
		924,659
Commercial & Residential Mortgage Finance-27.10%
Uniform Mortgage-Backed Securities
TBA, 4.50%, 05/01/41 to 05/01/56(h)	7,749,027	7,499,364
TBA, 5.00%, 05/01/41 to 05/01/56(h)	11,062,290	10,931,957
TBA, 2.00%, 05/01/2056(h)	7,143,445	5,717,344
TBA, 2.50%, 05/01/2056(h)	8,551,458	7,161,977
TBA, 3.00%, 05/01/2056(h)	5,556,070	4,864,923
TBA, 3.50%, 05/01/2056(h)	3,323,316	3,025,450
TBA, 4.00%, 05/01/2056(h)	2,603,952	2,442,324
TBA, 5.50%, 05/01/2056(h)	4,542,384	4,565,689
TBA, 6.00%, 05/01/2056(h)	3,390,922	3,462,093
TBA, 6.50%, 05/01/2056(h)	1,305,000	1,354,102
		51,025,223
Federal Home Loan Mortgage Corp. (FHLMC)-0.79%
4.50%, 04/01/2035	1,500,000	1,482,313
Federal National Mortgage Association (FNMA)-1.98%
4.29%, 10/01/2030	1,500,000	1,501,360
3.93%, 12/01/2030	1,500,000	1,476,535
4.36%, 04/01/2031	750,000	751,359
		3,729,254
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $57,443,699)		57,161,449
U.S. Treasury Securities-27.32%
U.S. Treasury Bills-0.52%(i)
3.53%–4.10%, 05/14/2026(j)	887,000	885,854
3.63%–3.69%, 09/17/2026(j)	93,000	91,712
		977,566
U.S. Treasury Bonds-5.27%
4.63%, 02/15/2046	1,294,800	1,236,635
4.63%, 11/15/2055	9,206,700	8,683,788
		9,920,423
U.S. Treasury Notes-21.53%
3.88%, 03/31/2028	18,692,600	18,689,679
3.88%, 04/15/2029	3,082,500	3,079,490
3.88%, 03/31/2031	10,392,600	10,325,211
3.88%, 04/30/2031	26,000	25,826
4.25%, 03/31/2033	1,388,900	1,393,023
4.13%, 02/15/2036	7,185,700	7,034,688
		40,547,917
Total U.S. Treasury Securities (Cost $51,688,856)		51,445,906

Asset-Backed Securities-19.89%
ALA Trust, Series 2025-OANA, Class B, 5.50% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	100,000	100,535
	Principal Amount	Value

Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	$304,443	$305,380
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	99,124	99,659
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	1,247,957	1,256,173
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(c)	1,800,000	1,800,542
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2021-3A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(c)	250,000	249,853
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	1,780,000	1,779,729
Benchmark Mortgage Trust, Series 2026- V20, Class AM, 5.44%, 02/15/2059	145,000	147,171
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	1,500,000	1,501,130
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(g)	100,000	102,040
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.05% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	545,000	546,138
BX Trust
Series 2025-VOLT, Class A, 5.35% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	800,000	800,891
Series 2025-VOLT, Class B, 5.75% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	925,000	925,814
Series 2026-OPTM, Class A, 4.86% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(c)	240,000	239,724
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.56% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	680,888	681,373
Carvana Auto Receivables Trust, Series 2026-P1, Class A3, 4.26%, 02/10/2031	500,000	497,978
Cedar Funding VI CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(c)	461,000	461,568
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(c)(k)	261,000	261,071
COLT Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.42%, 05/25/2069(b)	238,920	241,994
Series 2025-3, Class A1, 5.35%, 03/25/2070(b)	229,989	230,975
Series 2025-4, Class A1, 5.79%, 04/25/2070(b)	452,419	456,711
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	115,236	115,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	$1,440,000	$1,415,515
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	101,119	101,824
Series 2025-H5, Class A1, 5.51%, 07/25/2070(b)(g)	1,538,943	1,547,542
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(g)	248,649	248,369
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(g)	153,947	154,739
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	518,700	514,916
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	259,350	256,251
Ellington Financial Mortgage Trust
Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(b)(g)	219,222	218,807
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(g)	432,521	431,580
GCAT Trust, Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	123,638	124,353
GGP Trust, Series 2026-TY, Class A, 4.83%, 03/05/2043(b)(g)	275,000	272,572
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	992,802	990,282
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	1,221,582	1,225,536
Series 2025-HE2, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	2,173,598	2,183,247
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	498,216	495,473
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(g)	113,867	113,294
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(g)	580,000	580,391
Hilton Grand Vacations Trust, Series 2025- 1A, Class A, 4.88%, 05/27/2042(b)	33,089	33,219
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(g)	100,000	100,927
J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(g)	751,933	755,507
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(g)	869,636	866,758
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	149,250	151,430
Jersey Mike’s Funding LLC, Series 2024-1A, Class A2, 5.64%, 02/15/2055(b)	74,250	75,149
JP Morgan Mortgage Trust, Series 2024- VIS1, Class A1, 5.99%, 07/25/2064(b)(g)	296,136	298,716
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	160,000	160,230
	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(g)	$1,671,000	$1,690,378
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	113,976	115,119
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(g)	706,456	704,009
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(g)	123,686	123,791
Neuberger Berman Loan Advisers CLO 38 Ltd. (Cayman Islands), Series 2020-38A, Class AR2, 4.64% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	250,000	250,201
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	514,820	518,312
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	240,000	239,292
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	1,000,000	999,590
RCKT Mortgage Trust
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	110,626	111,173
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	176,937	175,602
RR 16 Ltd. (Cayman Islands), Series 2021- 16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(c)	800,000	800,349
SHRN Trust, Series 2025-MF18, Class C, 5.35% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(c)	500,000	500,836
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	613,167	608,043
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	760,000	750,210
Symphony CLO XXIV Ltd. (Cayman Islands), Series 2020-24A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(c)	200,000	199,879
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	855,000	854,868
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	700,000	686,553
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	230,000	225,185
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(g)	50,000	50,099
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(g)	150,000	150,059
Voya CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	350,000	349,343
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	$110,000	$114,323
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(g)	150,000	151,012
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(c)	300,000	299,954
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	650,000	661,064
Total Asset-Backed Securities (Cost $37,558,895)		37,448,197

Agency Credit Risk Transfer Notes-0.23%
Freddie Mac, Series 2025-DNA4, Class A1, STACR®, 4.55% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)(l) (Cost $426,250)	426,250	426,626
	Shares
Money Market Funds-6.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(m)(n) (Cost $12,239,154)	12,239,154	12,239,154
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-127.33% (Cost $240,934,307)		239,736,418
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.44%
Invesco Private Government Fund, 3.63%(m)(n)(o)	229,241	$229,241
Invesco Private Prime Fund, 3.78%(m)(n)(o)	596,813	596,873
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $826,118)		826,114
TOTAL INVESTMENTS IN SECURITIES-127.77% (Cost $241,760,425)		240,562,532
OTHER ASSETS LESS LIABILITIES-(27.77)%		(52,277,762)
NET ASSETS-100.00%		$188,284,770

Investment Abbreviations:
Ctfs.	-Certificates
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $61,515,916, which represented 32.67% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at April 30, 2026.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2K.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 2S.
(k)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(l)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)—(continued)
April 30, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,553,401	$196,718,873	$(220,033,120)	$-	$-	$12,239,154	$315,486
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	459,793	2,442,463	(2,673,015)	-	-	229,241	3,815 *
Invesco Private Prime Fund	1,314,677	4,747,631	(5,465,373)	18	(80)	596,873	10,460 *
Total	$37,327,871	$203,908,967	$(228,171,508)	$18	$(80)	$13,065,268	$329,761

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	80	June-2026	$16,570,000	$(123,160)	$(123,160)
U.S. Treasury Ultra Bonds	1	June-2026	115,031	(1,845)	(1,845)
Subtotal—Long Futures Contracts				(125,005)	(125,005)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	77	June-2026	(8,303,367)	107,111	107,111
U.S. Treasury 10 Year Notes	27	June-2026	(2,986,031)	38,257	38,257
U.S. Treasury 10 Year Ultra Notes	2	June-2026	(225,719)	2,434	2,434
U.S. Treasury Long Bonds	13	June-2026	(1,466,969)	29,200	29,200
Subtotal—Short Futures Contracts				177,002	177,002
Total Futures Contracts				$51,997	$51,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Diversified Dividend Opportunities ETF (DVVY)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.35%
Communication Services-6.31%
Alphabet, Inc., Class A	250	$96,200
AT&T, Inc.	1,047	27,358
Meta Platforms, Inc., Class A	68	41,610
		165,168
Consumer Discretionary-7.17%
Lowe’s Cos., Inc.	238	56,832
Marriott International, Inc., Class A	70	25,318
McDonald’s Corp.	152	44,626
Ross Stores, Inc.	134	30,524
Yum! Brands, Inc.	191	30,493
		187,793
Consumer Staples-7.27%
Coca-Cola Co. (The)	416	32,764
Colgate-Palmolive Co.	319	27,230
Mondelez International, Inc., Class A	467	28,692
Philip Morris International, Inc. (Switzerland)	360	59,425
Walmart, Inc.	319	42,086
		190,197
Energy-8.18%
Chevron Corp.	343	66,305
ConocoPhillips	371	46,664
Devon Energy Corp.	441	22,654
SLB Ltd.	561	31,910
Williams Cos., Inc. (The)	612	46,702
		214,235
Financials-19.52%
Bank of America Corp.	1,462	78,159
Capital One Financial Corp.	181	34,625
Cboe Global Markets, Inc.	60	18,005
Charles Schwab Corp. (The)	507	46,462
Citigroup, Inc.	394	50,424
Fifth Third Bancorp	650	32,994
Hartford Insurance Group, Inc. (The)	222	30,372
JPMorgan Chase & Co.	377	118,088
Marsh & McLennan Cos., Inc.	144	24,150
Morgan Stanley	226	43,073
PNC Financial Services Group, Inc. (The)	155	34,565
		510,917
Health Care-14.06%
Abbott Laboratories	389	35,317
AbbVie, Inc.	96	20,287
Becton, Dickinson and Co.	242	36,068
Cardinal Health, Inc.	103	19,866
CVS Health Corp.	754	62,801
Danaher Corp.	223	39,906
Medtronic PLC	305	24,696
Merck & Co., Inc.	521	56,883
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.	36	$25,454
UnitedHealth Group, Inc.	126	46,680
		367,958
Industrials-14.78%
Deere & Co.	74	43,650
Eaton Corp. PLC	135	58,456
Emerson Electric Co.	329	46,205
Honeywell International, Inc.	195	41,794
Hubbell, Inc.	39	19,819
Johnson Controls International PLC	305	44,539
Northrop Grumman Corp.	68	39,405
Sunbelt Rentals Holdings, Inc.	275	21,046
Union Pacific Corp.	195	52,549
Xylem, Inc.	165	19,496
		386,959
Information Technology-11.75%
Broadcom, Inc.	152	63,450
Cisco Systems, Inc.	578	52,887
International Business Machines Corp.	135	31,182
Intuit, Inc.	55	21,368
Lam Research Corp.	213	54,924
Microsoft Corp.	56	22,836
Texas Instruments, Inc.	217	60,994
		307,641
Materials-3.31%
CRH PLC	220	26,052
Linde PLC	121	60,638
		86,690
Real Estate-1.91%
Prologis, Inc.	353	50,133
Utilities-5.09%
Entergy Corp.	507	59,780
PPL Corp.	968	36,242
Public Service Enterprise Group, Inc.	457	37,319
		133,341
Total Common Stocks & Other Equity Interests (Cost $2,480,027)		2,601,032
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(c) (Cost $15,076)	15,076	15,076
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $2,495,103)		2,616,108
OTHER ASSETS LESS LIABILITIES-0.07%		1,821
NET ASSETS-100.00%		$2,617,929

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Diversified Dividend Opportunities ETF (DVVY)—(continued)
April 30, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$47,022	$(31,946)	$-	$-	$15,076	$65

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Flexible Income ETF (FLXI)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount		Value
Asset-Backed Securities-33.76%
Angel Oak Mortgage Trust, Series 2026-2, Class A3, 5.20%, 02/25/2071(b)		$343,684	$340,903
Braccan Mortgage Funding PLC (United Kingdom), Series 2025-2X, Class B, 4.83% (SONIA + 1.10%), 01/17/2068(b)(c)	GBP	140,000	191,034
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A3, 5.21%, 12/25/2065(b)		$294,758	292,640
East One PLC (United Kingdom)
Series 2025-1, Class B, 5.14% (SONIA + 1.40%), 02/25/2058(b)(c)	GBP	139,999	191,133
Series 2025-1, Class C, 5.64% (SONIA + 1.90%), 02/25/2058(b)(c)	GBP	139,999	192,178
Series 2025-1, Class D, 5.99% (SONIA + 2.25%), 02/25/2058(b)(c)	GBP	139,999	191,647
Series 2025-1, Class E, 6.97% (SONIA + 3.23%), 02/25/2058(b)(c)	GBP	124,999	171,185
Eurohome UK Mortgages PLC (United Kingdom)
Series 2007-1, Class M1, 4.17% (SONIA + 0.42%), 06/15/2044(b)(c)	GBP	140,000	189,117
Series 2007-1, Class M2, 4.37% (SONIA + 0.62%), 06/15/2044(b)(c)	GBP	140,000	188,367
Series 2007-2, Class B1, 5.27% (SONIA + 1.52%), 09/15/2044(b)(c)	GBP	140,000	189,267
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18%, 09/25/2055(b)		$294,172	293,644
Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)		288,888	289,823
Harvest Funding PLC (United Kingdom), 0.00% (SONIA + 1.70%), 11/15/2069(b)(c)	GBP	150,000	203,726
Lightpath Fiber Issuer LLC, Series 2026- 1A, Class B, 5.89%, 03/25/2056(b)		$200,000	199,752
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-1, Class A3, 5.50%, 04/25/2056(b)(d)		295,306	295,378
Paragon Mortgages (No. 12) PLC (United Kingdom), 2.48% (3 mo. EURIBOR + 0.48%), 11/15/2038(b)(c)	EUR	141,405	161,860
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)		$430,388	427,139
RMAC Securities No. 1 PLC (United Kingdom)
Series 2006-NS4X, Class B1C, 2.99% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	118,379	129,820
Series 2007-NS1X, Class B1, 3.34% (3 mo. EURIBOR + 1.20%), 06/12/2044(b)(c)	EUR	135,882	149,026
Structured Agency Credit Risk, Series 2026-DNA1, Class M2, STACR, 4.95% (30 Day Average SOFR + 1.30%), 02/25/2046(b)(c)(e)		$275,000	274,954
	Principal Amount	Value
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	$246,250	$248,181
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	150,000	146,860
Total Asset-Backed Securities (Cost $4,977,576)		4,957,634
U.S. Dollar Denominated Bonds & Notes-25.65%
Automobile Manufacturers-1.35%
Ford Motor Credit Co. LLC, 4.13%, 08/17/2027	200,000	197,676
Cargo Ground Transportation-2.74%
Fedex Freight Holding Co., Inc., 4.65%, 03/15/2031(b)	200,000	197,235
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	200,000	205,795
		403,030
Consumer Electronics-1.37%
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	200,000	201,027
Consumer Finance-1.37%
Muthoot Finance Ltd. (India), 6.38%, 04/23/2029(b)	200,000	201,398
Diversified Banks-2.65%
HSBC Holdings PLC (United Kingdom), 4.60%(f)(g)	200,000	186,618
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(f)	200,000	202,101
		388,719
Diversified Capital Markets-1.39%
UBS Group AG (Switzerland), 7.00%(b)(f)(g)	200,000	204,605
Electric Utilities-2.77%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(f)	200,000	199,012
Pacific Gas and Electric Co., 5.90%, 06/15/2032	200,000	207,828
		406,840
Integrated Oil & Gas-1.72%
BP Capital Markets PLC, 4.88%(f)(g)	200,000	198,412
Petroleos Mexicanos (Mexico), 8.75%, 06/02/2029	50,000	53,559
		251,971
Integrated Telecommunication Services-1.40%
Bell Canada (Canada), 6.88%, 09/15/2055(f)	200,000	205,304
Multi-Utilities-1.34%
Sempra, 4.13%, 04/01/2052(f)	200,000	197,224
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Flexible Income ETF (FLXI)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount		Value
Oil & Gas Storage & Transportation-2.73%
Enbridge, Inc. (Canada), Series 20-A, Conv., 5.75%, 07/15/2080(f)		$200,000	$201,383
Enterprise Products Operating LLC, 5.38%, 02/15/2078(f)		200,000	199,555
			400,938
Passenger Airlines-1.34%
United AirLines, Inc., 4.63%, 04/15/2029(b)		200,000	197,547
Steel-1.37%
Vale Overseas Ltd. (Brazil), 6.00%, 02/25/2056(b)(f)		200,000	200,980
Systems Software-2.11%
Oracle Corp., 6.15%, 11/09/2029		300,000	309,174
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,807,295)			3,766,433
U.S. Government Sponsored Agency Mortgage-Backed Securities-18.49%
Federal Home Loan Mortgage Corp. (FHLMC)-3.74%
4.50%, 12/01/2054		564,407	548,592
Federal National Mortgage Association (FNMA)-14.75%
4.50%, 07/01/2052 to 02/01/2056		2,244,230	2,165,943
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $2,789,828)			2,714,535
Non-U.S. Dollar Denominated Bonds & Notes-11.55%(h)
Diversified Banks-6.93%
Barclays PLC (United Kingdom), 8.50%, (f)(g)	GBP	200,000	285,168
BNP Paribas S.A. (France), 6.88%, (b)(f)(g)	EUR	200,000	248,867
BPCE S.A. (France), 5.13%, 01/25/2035(b)(f)	EUR	200,000	243,320
KBC Group N.V. (Belgium), 6.00%, (b)(f)(g)	EUR	200,000	240,033
			1,017,388
	Principal Amount		Value
Sovereign Debt-4.62%
Republic of South Africa Government Bond (South Africa), Series 2048, 8.75%, 02/28/2048	ZAR	12,000,000	$679,303
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,804,247)			1,696,691
U.S. Treasury Securities-5.10%
U.S. Treasury Bills-5.10%(i)
3.62%, 05/14/2026(j) (Cost $749,020)		$750,000	749,031

Agency Credit Risk Transfer Notes-2.04%
Fannie Mae Connecticut Avenue Securities, Series 2026-R01, Class 2M2, 5.00% (30 Day Average SOFR + 1.35%), 01/25/2046(b)(c)(k) (Cost $300,156)		300,000	299,944
	Shares
Options Purchased-0.19%
(Cost $51,450)†			28,641
Money Market Funds-3.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(l)(m) (Cost $459,331)		459,331	459,331
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $14,938,903)			14,672,240
OTHER ASSETS LESS LIABILITIES-0.09%			13,531
NET ASSETS-100.00%			$14,685,771

Investment Abbreviations:
Conv.	-Convertible
EUR	-Euro
EURIBOR	-Euro Interbank Offered Rate
GBP	-British Pound Sterling
SOFR	-Secured Overnight Financing Rate
SONIA	-Sterling Overnight Index Average
STACR	-Structured Agency Credit Risk
ZAR	-South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Flexible Income ETF (FLXI)—(continued)
April 30, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $7,398,385, which represented 50.38% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(d)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(e)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 2S.
(k)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,407,017	$(6,947,686)	$-	$-	$459,331	$5,696

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
†	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus KRW	Call	Goldman Sachs International	05/21/2026	KRW	1,425	KRW	1,500,000	$1,496
EUR versus NOK	Call	Goldman Sachs International	10/15/2026	NOK	11	NOK	50,000	9,894
Subtotal — Foreign Currency Call Options Purchased								11,390
Currency Risk
EUR versus USD	Put	Bank of America, N.A.	10/14/2026	USD	1	USD	175,000	17,251
Subtotal — Foreign Currency Put Options Purchased								17,251
Total Foreign Currency Options Purchased								$28,641

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Bank of America, N.A.	06/12/2026	USD	1	USD	1,500,000	$(4,710)
USD versus KRW	Call	Goldman Sachs International	05/21/2026	KRW	1,390	KRW	1,500,000	(242)
Subtotal — Foreign Currency Call Options Written								(4,952)
Currency Risk
EUR versus USD	Put	Bank of America, N.A.	06/12/2026	USD	1	USD	1,500,000	(2,521)
USD versus ZAR	Put	Bank of America, N.A.	07/15/2026	ZAR	17	ZAR	1,250,000	(21,546)
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,475	KRW	1,500,000	(14,335)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Flexible Income ETF (FLXI)—(continued)
April 30, 2026
(Unaudited)
Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
EUR versus NOK	Put	Goldman Sachs International	10/15/2026	NOK	12	NOK	500,000	$(4,011)
Subtotal — Foreign Currency Put Options Written								(42,413)
Total – Foreign Currency Options Written								$(47,365)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3%	Pay	6 Month EURIBOR	Annually	06/15/2026	EUR	(12,000,000)	$(49,681)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4	Pay	SOFR	Annually	04/17/2028	USD	(40,000,000)	(199,539)
Total Interest Rate Swaptions Written										$(249,220)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	33	June-2026	$3,558,586	$(65,792)	$(65,792)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Ultra Bonds	8	June-2026	(920,250)	41,860	41,860
Total Futures Contracts				$(23,932)	$(23,932)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
6/17/2026	Bank of America, N.A.	GBP	1,477,603	USD	1,977,324	$(30,326)
6/17/2026	Bank of America, N.A.	USD	235,806	EUR	199,593	(1,141)
6/17/2026	Goldman Sachs International	EUR	1,220,477	USD	1,418,916	(16,020)
6/17/2026	Goldman Sachs International	USD	354,840	EUR	300,000	(2,125)
6/17/2026	Goldman Sachs International	ZAR	12,138,000	USD	719,758	(4,355)
Total Forward Foreign Currency Contracts						$(53,967)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	BZDIOVR	Annually	13.60%	Annually	01/02/2031	BRL	5,997,242	$-	$3,353	$3,353
Pay	SOFR	Annually	3.42%	Annually	04/19/2029	USD	8,130,000	-	36,971	36,971
Subtotal — Appreciation								-	40,324	40,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Flexible Income ETF (FLXI)—(continued)
April 30, 2026
(Unaudited)
Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	CORRA	Semi Annually	2.88%	Semi Annually	04/19/2029	CAD	10,920,000	$-	$(28,621)	$(28,621)
Pay	BZDIOVR	Annually	13.08%	Annually	01/03/2033	BRL	2,378,627	-	(13,982)	(13,982)
Pay	JIBAR	Quarterly	8.15%	Quarterly	06/17/2036	ZAR	12,000,000	-	(2,756)	(2,756)
Subtotal — Depreciation								-	(45,359)	(45,359)
Total Centrally Cleared Interest Rate Swap Agreements								$-	$(5,035)	$(5,035)

(a)	Open Centrally Cleared Interest Rate Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $201,000.

Abbreviations:
BRL	—Brazilian Real
BZDIOVR	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CORRA	—Canadian Overnight Repo Rate Average
EUR	—Euro
GBP	—British Pound Sterling
JIBAR	—Johannesburg Interbank Average Rate
KRW	—South Korean Won
NOK	—Norwegian Krone
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.20%
Aerospace & Defense-0.17%
Howmet Aerospace, Inc.	1,171	$284,600
Air Freight & Logistics-1.06%
Deutsche Post AG (Germany)	9,860	583,555
FedEx Corp.	1,381	556,971
JD Logistics, Inc. (China)(b)(c)	94,900	184,797
Nippon Express Holdings, Inc., Class H (Japan)	7,375	193,513
United Parcel Service, Inc., Class B	2,107	229,242
		1,748,078
Automobile Components-0.18%
Aisin Corp. (Japan)	7,694	121,890
Aptiv PLC(c)	1,617	97,440
Sumitomo Electric Industries Ltd. (Japan)	1,300	85,503
		304,833
Automobiles-1.56%
Ford Motor Co.	7,650	92,412
Geely Automobile Holdings Ltd. (China)	42,478	126,317
General Motors Co.	3,743	287,799
Kia Corp. (South Korea)	1,467	151,309
Mahindra & Mahindra Ltd., GDR (India)(b)	3,149	102,673
Tesla, Inc.(c)	4,457	1,700,925
Toyota Motor Corp. (Japan)	5,668	108,696
		2,570,131
Banks-9.11%
Absa Group Ltd. (South Africa)	9,641	134,834
AIB Group PLC (Ireland)	9,621	110,840
ANZ Group Holdings Ltd. (Australia)	7,306	193,789
Banco Bradesco S.A., Preference Shares (Brazil)	26,700	103,533
Banco Santander S.A. (Spain)(d)	53,600	653,711
Bank of America Corp.	18,651	997,082
Bank of China Ltd., H Shares (China)	154,956	100,606
Bank of Montreal (Canada)(d)	816	124,004
Bank of Nova Scotia (The) (Canada)	1,463	113,592
Bank Polska Kasa Opieki S.A. (Poland)	1,722	107,658
Barclays PLC (United Kingdom)	26,790	157,250
BNP Paribas S.A. (France)	1,042	109,377
BOC Hong Kong (Holdings) Ltd. (China)	14,727	84,699
Canadian Imperial Bank of Commerce (Canada)	3,241	360,913
Citigroup, Inc.	8,387	1,073,368
Citizens Financial Group, Inc.	1,948	126,717
Commonwealth Bank of Australia (Australia)	882	110,940
CTBC Financial Holding Co. Ltd. (Taiwan)	60,297	99,733
Danske Bank A/S (Denmark)	5,267	270,643
E.Sun Financial Holding Co. Ltd. (Taiwan)	97,573	98,453
First Abu Dhabi Bank PJSC (United Arab Emirates)	20,622	98,662
First Financial Holding Co. Ltd. (Taiwan)	153,128	139,862
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	14,900	161,388
Hana Financial Group, Inc. (South Korea)	1,534	133,276
HDFC Bank Ltd., ADR (India)	10,172	258,471
HSBC Holdings PLC (United Kingdom)	33,715	619,484
ICICI Bank Ltd., ADR (India)	3,633	96,601
	Shares	Value
Banks-(continued)
Industrial & Commercial Bank of China Ltd., H Shares (China)	176,000	$158,542
ING Groep N.V. (Netherlands)	15,763	455,970
Itau Unibanco Holding S.A., Preference Shares (Brazil)	24,600	213,245
JPMorgan Chase & Co.	4,212	1,319,325
Jyske Bank A/S (Denmark)	1,406	195,645
KB Financial Group, Inc. (South Korea)	2,074	227,114
Lloyds Banking Group PLC (United Kingdom)	90,893	123,379
Malayan Banking Bhd. (Malaysia)	40,829	114,020
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,994	233,186
Mizuho Financial Group, Inc. (Japan)	3,374	144,952
National Australia Bank Ltd. (Australia)	7,042	203,426
NatWest Group PLC (United Kingdom)	26,419	210,421
Nordea Bank Abp (Finland)	12,733	239,320
Royal Bank of Canada (Canada)	654	117,389
Shinhan Financial Group Co. Ltd. (South Korea)	3,398	230,754
Societe Generale S.A. (France)	2,205	177,412
Standard Bank Group Ltd. (South Africa)	10,291	197,817
Standard Chartered PLC (United Kingdom)	5,261	133,783
State Bank of India, GDR (India)(b)	3,513	401,124
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,772	203,609
Sumitomo Mitsui Trust Group, Inc. (Japan)	6,778	226,394
Toronto-Dominion Bank (The) (Canada)	11,299	1,214,740
Truist Financial Corp.	7,193	370,440
U.S. Bancorp	9,482	537,250
Wells Fargo & Co.	6,146	505,386
Westpac Banking Corp. (Australia)	4,071	113,735
Woori Financial Group, Inc. (South Korea)	5,687	129,687
		15,037,551
Beverages-1.06%
Ambev S.A. (Brazil)	35,100	102,220
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,441	335,398
Coca-Cola Co. (The)	6,292	495,558
Heineken N.V. (Netherlands)	3,195	248,603
PepsiCo, Inc.	3,607	571,674
		1,753,453
Biotechnology-1.26%
AbbVie, Inc.	3,461	731,378
Amgen, Inc.	1,737	601,436
Biogen, Inc.(c)	606	114,704
Celltrion, Inc. (South Korea)(c)	652	88,811
Gilead Sciences, Inc.	2,619	342,670
Incyte Corp.(c)	2,067	196,923
		2,075,922
Broadline Retail-3.30%
Alibaba Group Holding Ltd. (China)	19,708	324,756
Amazon.com, Inc.(c)	16,396	4,345,924
eBay, Inc.	2,989	309,302
Naspers Ltd. (South Africa)	2,653	143,294
Prosus N.V. (Netherlands)(c)	2,999	145,116
Wesfarmers Ltd. (Australia)	3,329	176,599
		5,444,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Building Products-0.63%
Allegion PLC	1,495	$205,532
Carlisle Cos., Inc.	234	83,131
Johnson Controls International PLC	2,825	412,535
Trane Technologies PLC	692	340,838
		1,042,036
Capital Markets-3.42%
Ameriprise Financial, Inc.	290	137,689
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	53,200	192,517
Bank of New York Mellon Corp. (The)	5,930	796,814
Brookfield Corp. (Canada)	3,261	146,986
Deutsche Bank AG (Germany)	5,797	180,015
Goldman Sachs Group, Inc. (The)	1,007	930,236
Moody’s Corp.	190	87,752
Morgan Stanley	5,796	1,104,660
Nasdaq, Inc.	3,637	334,277
Nomura Holdings, Inc. (Japan)	35,360	282,957
Northern Trust Corp.	2,309	384,079
S&P Global, Inc.	414	178,529
St. James’s Place PLC (United Kingdom)	5,897	97,235
State Street Corp.	3,506	535,857
UBS Group AG (Switzerland)(c)	5,601	247,632
		5,637,235
Chemicals-0.96%
CF Industries Holdings, Inc.	2,205	273,861
Corteva, Inc.	4,239	343,401
Ecolab, Inc.	728	189,717
Linde PLC	434	217,495
Mitsubishi Chemical Group Corp. (Japan)(d)	17,869	104,656
Orica Ltd. (Australia)	7,320	111,493
Sumitomo Chemical Co. Ltd. (Japan)	32,800	106,927
UPL Ltd., GDR (India)	6,404	88,533
Yara International ASA (Brazil)	2,554	148,080
		1,584,163
Commercial Services & Supplies-0.22%
Dai Nippon Printing Co. Ltd. (Japan)	5,800	109,753
ISS A/S (Denmark)	6,780	248,607
		358,360
Communications Equipment-1.44%
Accton Technology Corp. (Taiwan)	2,000	146,473
Arista Networks, Inc.(c)	2,670	461,136
Ciena Corp.(c)	593	312,855
Cisco Systems, Inc.	9,534	872,361
Motorola Solutions, Inc.	497	218,198
Nokia OYJ (Finland)	12,598	159,995
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	17,754	211,349
		2,382,367
Construction & Engineering-1.85%
ACS Actividades de Construccion y Servicios S.A. (Spain)	3,642	524,671
AECOM	1,674	140,783
Bouygues S.A. (France)(d)	7,081	418,555
Eiffage S.A. (France)	1,929	310,851
EMCOR Group, Inc.	291	259,476
Ferrovial N.V.	2,022	138,783
HOCHTIEF AG (Germany)	482	259,101
Shimizu Corp. (Japan)	5,617	108,417
	Shares	Value
Construction & Engineering-(continued)
United Integrated Services Co. Ltd. (Taiwan)	3,641	$111,081
Vinci S.A. (France)	4,326	653,854
WSP Global, Inc. (Canada)	782	129,845
		3,055,417
Construction Materials-0.11%
CRH PLC	1,550	183,551
Consumer Finance-0.26%
American Express Co.	1,338	432,241
Consumer Staples Distribution & Retail-1.26%
Dollar Tree, Inc.(c)	2,173	211,020
Empire Co. Ltd., Class A (Canada)	2,585	88,313
George Weston Ltd. (Canada)	1,407	101,336
J Sainsbury PLC (United Kingdom)	43,410	193,705
Koninklijke Ahold Delhaize N.V. (Netherlands)	6,476	303,623
Seven & i Holdings Co. Ltd. (Japan)(d)	7,800	92,957
Tesco PLC (United Kingdom)	14,488	94,779
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	55,627	174,930
Walmart, Inc.	6,231	822,056
		2,082,719
Containers & Packaging-0.40%
Ball Corp.	1,753	107,073
CCL Industries, Inc., Class B (Canada)	1,615	101,781
Crown Holdings, Inc.	4,541	446,426
		655,280
Diversified Telecommunication Services-0.83%
AT&T, Inc.	20,705	541,021
Chunghwa Telecom Co. Ltd. (Taiwan)	25,000	107,343
Deutsche Telekom AG (Germany)	3,075	99,274
NTT, Inc. (Japan)	112,800	109,769
Telia Co. AB (Sweden)	21,954	114,549
Verizon Communications, Inc.	8,165	392,165
		1,364,121
Electric Utilities-1.67%
Acciona S.A. (Spain)	491	142,849
American Electric Power Co., Inc.	1,483	203,334
Axia Energia S.A. (Brazil)	9,400	117,066
CLP Holdings Ltd. (Hong Kong)	13,500	129,786
Constellation Energy Corp.	313	97,969
Edison International	4,061	282,199
Endesa S.A. (Spain)	2,541	113,902
Enel S.p.A. (Italy)	26,278	306,657
Eversource Energy	2,689	190,112
Exelon Corp.	4,718	216,981
Iberdrola S.A. (Spain)	10,976	257,193
NextEra Energy, Inc.	2,403	235,206
NRG Energy, Inc.	2,271	353,322
Tenaga Nasional Bhd. (Malaysia)	29,400	107,751
		2,754,327
Electrical Equipment-2.06%
ABB Ltd. (Switzerland)	4,958	501,002
Acuity, Inc.(d)	383	110,982
Contemporary Amperex Technology Co. Ltd., A Shares (China)	3,000	192,574
Eaton Corp. PLC	394	170,606
Emerson Electric Co.	2,032	285,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Electrical Equipment-(continued)
GE Vernova, Inc.	401	$434,467
Mitsubishi Electric Corp. (Japan)	4,813	192,966
Nordex SE (Germany)(c)	2,644	150,487
Prysmian S.p.A. (Italy)	924	140,477
Rockwell Automation, Inc.	929	379,877
Schneider Electric SE (France)	666	211,819
Siemens Energy AG, Class A (Germany)	1,203	254,812
Vestas Wind Systems A/S (Denmark)	8,890	273,236
WEG S.A. (Brazil)	10,900	98,140
		3,396,819
Electronic Equipment, Instruments & Components-1.47%
Delta Electronics, Inc. (Taiwan)	4,340	304,344
Elite Material Co. Ltd. (Taiwan)	1,000	149,005
Flex Ltd.(c)	2,874	263,115
Halma PLC (United Kingdom)	5,430	326,309
Hon Hai Precision Industry Co. Ltd. (Taiwan)	18,779	132,674
Jabil, Inc.	832	280,792
Keysight Technologies, Inc.(c)	1,135	397,148
Murata Manufacturing Co. Ltd. (Japan)	8,900	294,879
Samsung Electro-Mechanics Co. Ltd. (South Korea)	215	123,342
TD SYNNEX Corp.	664	151,511
		2,423,119
Energy Equipment & Services-0.17%
Baker Hughes Co., Class A	2,371	165,188
SBM Offshore N.V. (Netherlands)	2,693	115,151
		280,339
Entertainment-0.76%
Electronic Arts, Inc.	965	195,287
Netflix, Inc.(c)	6,581	616,047
Walt Disney Co. (The)	4,229	438,759
		1,250,093
Financial Services-1.73%
Berkshire Hathaway, Inc., Class B(c)	1,970	932,992
Global Payments, Inc.	1,830	131,687
Mastercard, Inc., Class A	1,524	766,450
Mitsubishi HC Capital, Inc. (Japan)(d)	17,866	162,123
Visa, Inc., Class A	2,627	866,490
		2,859,742
Food Products-0.65%
Archer-Daniels-Midland Co.	4,847	361,296
Nestle S.A. (Switzerland)	2,464	249,231
Orkla ASA (Norway)	10,911	134,028
Tyson Foods, Inc., Class A	3,186	204,127
WH Group Ltd. (Hong Kong)	97,545	119,283
		1,067,965
Gas Utilities-0.17%
ENN Energy Holdings Ltd. (China)	12,600	98,759
Italgas S.p.A. (Italy)	7,274	87,824
Tokyo Gas Co. Ltd. (Japan)	2,181	92,538
		279,121
Ground Transportation-0.76%
Central Japan Railway Co. (Japan)	9,618	230,520
East Japan Railway Co. (Japan)	10,748	234,393
Seibu Holdings, Inc. (Japan)	5,096	119,807
Tokyu Corp. (Japan)	8,231	87,449
	Shares	Value
Ground Transportation-(continued)
Uber Technologies, Inc.(c)	2,984	$222,636
Union Pacific Corp.	1,086	292,655
West Japan Railway Co. (Japan)(d)	3,791	68,557
		1,256,017
Health Care Equipment & Supplies-0.81%
Edwards Lifesciences Corp.(c)	1,218	101,703
Hoya Corp. (Japan)	700	130,595
Intuitive Surgical, Inc.(c)	387	177,095
Koninklijke Philips N.V. (Netherlands)	4,194	110,572
Medtronic PLC	3,277	265,339
Olympus Corp. (Japan)	9,200	90,400
ResMed, Inc.	514	109,898
Smith & Nephew PLC (United Kingdom)	6,328	97,782
Stryker Corp.	520	163,868
Zimmer Biomet Holdings, Inc.	1,004	82,760
		1,330,012
Health Care Providers & Services-0.87%
Cardinal Health, Inc.	1,711	330,018
Cigna Group (The)	508	147,614
CVS Health Corp.	2,929	243,956
Rede D’Or Sao Luiz S.A. (Brazil)(b)	13,648	105,105
UnitedHealth Group, Inc.	1,110	411,233
Universal Health Services, Inc., Class B	1,215	204,448
		1,442,374
Hotel & Resort REITs-0.24%
Host Hotels & Resorts, Inc.	18,513	391,180
Hotels, Restaurants & Leisure-2.16%
Airbnb, Inc., Class A(c)	2,191	307,529
Aramark	2,161	98,736
Booking Holdings, Inc.	3,192	537,405
Carnival Corp.	11,441	303,301
Expedia Group, Inc.	2,058	511,146
H World Group Ltd., ADR (China)(d)	2,191	113,143
Marriott International, Inc., Class A	560	202,546
McDonald’s Corp.	1,977	580,428
Royal Caribbean Cruises Ltd.	703	185,423
Skylark Holdings Co. Ltd. (Japan)	4,800	92,007
Trip.com Group Ltd. (China)(c)	2,800	151,173
TUI AG (Germany)	18,706	139,135
Yum China Holdings, Inc. (China)	2,050	100,297
Yum! Brands, Inc.	1,566	250,012
		3,572,281
Household Durables-0.30%
Panasonic Holdings Corp. (Japan)	12,409	253,593
Sony Group Corp. (Japan)	11,688	233,949
		487,542
Household Products-0.46%
Colgate-Palmolive Co.	2,679	228,679
Procter & Gamble Co. (The)	2,817	414,353
Reckitt Benckiser Group PLC (United Kingdom)	1,872	118,947
		761,979
Industrial Conglomerates-0.64%
CITIC Ltd. (China)	65,000	108,003
CK Hutchison Holdings Ltd. (Hong Kong)	25,000	208,722
Hitachi Ltd. (Japan)	6,992	222,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Industrial Conglomerates-(continued)
PT Astra International Tbk (Indonesia)	450,900	$156,210
Samsung C&T Corp. (South Korea)	487	99,496
Siemens AG (Germany)	857	254,537
		1,049,089
Industrial REITs-0.22%
Prologis, Inc.	2,584	366,980
Insurance-3.82%
Aflac, Inc.	906	102,985
Ageas S.A./N.V. (Belgium)	1,473	115,372
Allianz SE (Germany)	426	194,469
Allstate Corp. (The)	2,277	494,701
American International Group, Inc.	5,410	404,668
Assicurazioni Generali S.p.A. (Italy)	2,326	104,180
AXA S.A. (France)	2,103	101,324
Cathay Financial Holding Co. Ltd. (Taiwan)	43,000	104,968
Dai-ichi Life Holdings, Inc. (Japan)	11,902	108,867
Discovery Ltd. (South Africa)	7,524	116,807
Fubon Financial Holding Co. Ltd. (Taiwan)	34,000	96,903
Hartford Insurance Group, Inc. (The)	3,796	519,331
Japan Post Holdings Co. Ltd. (Japan)	18,511	214,468
Japan Post Insurance Co. Ltd. (Japan)	12,158	118,434
Manulife Financial Corp. (Canada)	3,947	154,882
Mapfre S.A. (Spain)	37,292	182,463
MetLife, Inc.	4,880	390,888
NN Group N.V. (Netherlands)	2,514	219,948
Ping An Insurance (Group) Co. of China Ltd., H Shares (China)	13,338	108,395
Poste Italiane S.p.A. (Italy)(b)	6,116	162,260
Power Corp. of Canada (Canada)	1,895	105,505
Powszechny Zaklad Ubezpieczen S.A. (Poland)	5,615	98,659
Principal Financial Group, Inc.	1,126	113,625
Prudential Financial, Inc.	2,310	226,634
Prudential PLC (Hong Kong)	9,119	137,227
QBE Insurance Group Ltd. (Australia)	11,932	193,005
RenaissanceRe Holdings Ltd. (Bermuda)	626	192,163
Sompo Holdings, Inc. (Japan)	3,850	143,142
Standard Life PLC (United Kingdom)	10,941	112,405
Storebrand ASA (Norway)	10,715	206,287
Travelers Cos., Inc. (The)	2,065	630,114
Willis Towers Watson PLC	525	134,505
		6,309,584
Interactive Media & Services-6.12%
Alphabet, Inc., Class A	10,003	3,849,154
Alphabet, Inc., Class C	8,462	3,231,976
LY Corp. (Japan)	33,386	87,729
Meta Platforms, Inc., Class A	3,804	2,327,706
Tencent Holdings Ltd. (China)	10,031	609,108
		10,105,673
IT Services-0.98%
Accenture PLC, Class A	919	164,235
Cognizant Technology Solutions Corp., Class A	1,766	93,421
Infosys Ltd., ADR (India)(d)	29,311	365,215
International Business Machines Corp.	1,387	320,369
MongoDB, Inc.(c)	446	111,870
NEC Corp. (Japan)	3,180	84,507
Okta, Inc.(c)	1,227	90,369
	Shares	Value
IT Services-(continued)
Shopify, Inc., Class A (Canada)(c)	1,504	$182,191
Wipro Ltd., ADR (India)(d)	98,384	200,703
		1,612,880
Leisure Products-0.11%
Hasbro, Inc.	1,950	186,888
Life Sciences Tools & Services-0.22%
Illumina, Inc.(c)	953	120,783
IQVIA Holdings, Inc.(c)	569	90,112
Thermo Fisher Scientific, Inc.	309	147,999
		358,894
Machinery-2.33%
Cummins, Inc.	742	497,889
Daifuku Co. Ltd. (Japan)	3,850	168,167
Dover Corp.	444	100,526
FANUC Corp. (Japan)	3,933	173,567
GEA Group AG (Germany)	1,385	94,660
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	400	125,251
Komatsu Ltd. (Japan)	3,931	168,157
Kone OYJ, Class B (Finland)	1,352	86,018
Konecranes OYJ (Finland)	3,512	115,286
Kubota Corp. (Japan)	6,700	109,269
Metso OYJ (Finland)	6,046	104,387
Nordson Corp.	662	190,954
Parker-Hannifin Corp.	841	764,822
Pentair PLC	1,666	134,463
Sandvik AB (Sweden)(d)	11,695	490,957
Schindler Holding AG, PC (Switzerland)	353	123,305
Volvo AB, Class B (Sweden)	3,278	114,024
Weichai Power Co. Ltd., H Shares (China)	28,589	142,090
Xylem, Inc.	1,213	143,328
		3,847,120
Marine Transportation-0.30%
A.P. Moller - Maersk A/S, Class B	32	75,940
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	19,253	123,165
Orient Overseas International Ltd. (Hong Kong)(d)	9,367	163,504
SITC International Holdings Co. Ltd. (China)	30,000	125,589
		488,198
Media-0.31%
Comcast Corp., Class A	10,529	284,704
Informa PLC (United Kingdom)	9,006	97,238
New York Times Co. (The), Class A	1,639	129,530
		511,472
Metals & Mining-1.86%
Agnico Eagle Mines Ltd. (Canada)	1,695	318,091
Anglo American PLC (South Africa)	3,114	153,881
BHP Group Ltd. (Australia)	11,383	449,906
CMOC Group Ltd., H Shares (China)	45,000	102,876
Fortescue Ltd. (Australia)	9,259	133,265
Franco-Nevada Corp. (Canada)	423	97,392
Freeport-McMoRan, Inc.	1,822	105,275
Glencore PLC (Australia)(c)	16,066	124,688
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	21,371	233,333
Hindalco Industries Ltd., GDR (India)(b)	10,884	119,229
Newmont Corp.	3,166	351,711
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Metals & Mining-(continued)
Nucor Corp.	671	$151,170
OceanaGold Corp. (Australia)	3,483	107,630
Rio Tinto PLC (Australia)	899	90,436
Southern Copper Corp. (Mexico)	554	95,116
Steel Dynamics, Inc.	682	155,946
Teck Resources Ltd., Class B (Canada)	2,356	137,265
voestalpine AG (Austria)	2,922	150,999
		3,078,209
Multi-Utilities-0.14%
ENGIE S.A. (France)(d)	2,853	93,994
NiSource, Inc.	2,803	135,329
		229,323
Oil, Gas & Consumable Fuels-4.69%
Aker BP ASA (Norway)	2,552	99,357
BP PLC	39,691	313,749
Chevron Corp.	3,328	643,336
ConocoPhillips	2,632	331,053
Enbridge, Inc. (Canada)	2,118	117,236
ENEOS Holdings, Inc. (Japan)	12,900	108,237
Eni S.p.A. (Italy)	8,028	226,887
EOG Resources, Inc.	3,329	467,957
EQT Corp.	1,408	84,593
Expand Energy Corp.	876	89,483
Exxon Mobil Corp.	8,413	1,298,378
Idemitsu Kosan Co. Ltd. (Japan)	14,300	122,238
Occidental Petroleum Corp.	4,001	242,381
OMV AG (Austria)	1,250	88,193
ORLEN S.A. (Poland)	10,796	396,278
Petroleo Brasileiro S.A., Preference Shares (Brazil)	56,486	556,425
Reliance Industries Ltd., GDR (India)(b)	6,110	370,401
Repsol S.A. (Spain)	5,137	137,915
Saudi Arabian Oil Co. (Saudi Arabia)(b)	35,817	265,662
Shell PLC (United Kingdom)	9,842	446,860
Suncor Energy, Inc. (Canada)	3,454	236,205
TotalEnergies SE (France)	1,183	109,932
Valero Energy Corp.	2,281	576,135
Var Energi ASA (Norway)	29,273	148,143
Williams Cos., Inc. (The)	2,164	165,135
Woodside Energy Group Ltd. (Australia)	3,971	94,805
		7,736,974
Paper & Forest Products-0.07%
UPM-Kymmene OYJ (Finland)	3,901	116,825
Passenger Airlines-0.59%
ANA Holdings, Inc. (Japan)	5,500	91,313
China Airlines Ltd. (Taiwan)	197,664	112,028
Delta Air Lines, Inc.	2,919	198,463
Eva Airways Corp. (Taiwan)	79,000	83,665
LATAM Airlines Group S.A. (Chile)	8,931,227	211,653
Ryanair Holdings PLC (Italy)	3,682	96,556
United Airlines Holdings, Inc.(c)	2,013	181,170
		974,848
Personal Care Products-0.33%
Estee Lauder Cos., Inc. (The), Class A	1,443	110,692
L’Oreal S.A. (France)	747	321,561
Unilever PLC (United Kingdom)	2,008	116,933
		549,186
	Shares	Value
Pharmaceuticals-4.11%
Astellas Pharma, Inc. (Japan)	8,000	$113,265
AstraZeneca PLC (United Kingdom)	2,795	529,534
Bristol-Myers Squibb Co.	7,912	479,388
Chugai Pharmaceutical Co. Ltd. (Japan)	2,032	108,262
Eli Lilly and Co.	1,260	1,177,596
GSK PLC (United Kingdom)	10,644	278,669
Ipsen S.A. (France)	593	116,407
Johnson & Johnson	5,749	1,321,408
Merck & Co., Inc.	3,965	432,899
Novartis AG	3,862	570,253
Novo Nordisk A/S, Class B (Denmark)	2,663	113,221
Pfizer, Inc.	10,386	277,306
Roche Holding AG (Switzerland)(c)	1,107	450,699
Sandoz Group AG (Switzerland)	1,358	108,832
Sanofi S.A.	2,711	253,556
Shionogi & Co. Ltd. (Japan)	7,694	155,293
Takeda Pharmaceutical Co. Ltd. (Japan)	3,000	100,202
UCB S.A. (Belgium)	359	97,703
Zoetis, Inc.	886	101,863
		6,786,356
Professional Services-0.35%
Broadridge Financial Solutions, Inc.	774	119,180
Recruit Holdings Co. Ltd. (Japan)	4,000	185,122
SS&C Technologies Holdings, Inc.	2,422	167,845
Verisk Analytics, Inc.	585	107,927
		580,074
Real Estate Management & Development-0.23%
CBRE Group, Inc., Class A(c)	669	95,486
Daiwa House Industry Co. Ltd. (Japan)(d)	2,888	88,031
Jones Lang LaSalle, Inc.(c)	354	112,618
Mitsubishi Estate Co. Ltd. (Japan)	2,861	81,456
		377,591
Retail REITs-0.06%
Regency Centers Corp.	1,332	103,696
Semiconductors & Semiconductor Equipment-13.06%
Advantest Corp. (Japan)	918	171,244
Analog Devices, Inc.	1,888	759,467
Applied Materials, Inc.	1,657	653,670
ASE Technology Holding Co. Ltd. (Taiwan)	13,000	203,771
ASM International N.V. (Netherlands)	130	127,111
ASML Holding N.V. (Netherlands)	837	1,209,305
Broadcom, Inc.	2,486	1,037,731
Intel Corp.(c)	2,979	281,456
KLA Corp.	339	593,369
Lam Research Corp.	3,255	839,334
Marvell Technology, Inc.	1,476	243,761
MediaTek, Inc. (Taiwan)	2,220	185,329
Micron Technology, Inc.	2,746	1,420,121
NVIDIA Corp.	41,304	8,243,039
ON Semiconductor Corp.(c)	1,600	161,296
QUALCOMM, Inc.	2,444	438,894
SK hynix, Inc. (South Korea)	1,086	968,461
STMicroelectronics N.V. (France)	2,252	122,617
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	48,300	3,353,076
Teradyne, Inc.	349	119,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Tokyo Electron Ltd. (Japan)	897	$264,078
United Microelectronics Corp. (Taiwan)	63,337	159,093
		21,556,094
Software-4.59%
Adobe, Inc.(c)	1,178	289,906
Autodesk, Inc.(c)	824	195,288
DocuSign, Inc.(c)	3,273	150,525
Fortinet, Inc.(c)	1,437	121,154
Intuit, Inc.	511	198,524
Microsoft Corp.	12,019	4,901,108
Oracle Corp.	2,257	364,257
Palantir Technologies, Inc., Class A(c)	3,747	521,245
Salesforce, Inc.	1,885	332,759
ServiceNow, Inc.(c)	1,439	127,078
Synopsys, Inc.(c)	219	105,689
Zoom Communications, Inc., Class A(c)	2,814	273,380
		7,580,913
Specialty Retail-2.06%
Avolta AG (Switzerland)(c)	1,973	108,938
Best Buy Co., Inc.	2,823	170,763
Dell Technologies, Inc., Class C	1,163	243,009
Fast Retailing Co. Ltd. (Japan)	500	235,147
Industria de Diseno Textil S.A. (Spain)(d)	3,946	236,050
Kingfisher PLC (United Kingdom)	24,460	96,050
Lowe’s Cos., Inc.	2,483	592,916
O’Reilly Automotive, Inc.(c)	1,389	138,067
Ross Stores, Inc.	2,243	510,933
TJX Cos., Inc. (The)	5,071	794,879
Williams-Sonoma, Inc.	1,510	273,627
		3,400,379
Technology Hardware, Storage & Peripherals-5.97%
Apple, Inc.	25,989	7,052,115
Asia Vital Components Co. Ltd. (Taiwan)	1,000	91,553
King Slide Works Co. Ltd. (Taiwan)	1,050	133,212
Logitech International S.A., Class R (Switzerland)	945	93,200
Pegatron Corp. (Taiwan)	34,318	89,784
Pure Storage, Inc., Class A(c)	1,619	115,678
Samsung Electronics Co. Ltd. (South Korea)	9,140	1,376,372
Seagate Technology Holdings PLC	544	366,460
Western Digital Corp.	1,224	531,852
		9,850,226
Textiles, Apparel & Luxury Goods-0.89%
Asics Corp. (Japan)	3,868	109,737
Kering S.A. (France)	518	142,436
Li Ning Co. Ltd. (China)	38,000	98,916
LVMH Moet Hennessy Louis Vuitton SE (France)	648	345,991
Moncler S.p.A. (Italy)	1,804	108,855
Ralph Lauren Corp.	929	333,176
Tapestry, Inc.	2,324	337,073
		1,476,184
	Shares	Value
Trading Companies & Distributors-1.03%
Diploma PLC (United Kingdom)	1,478	$139,682
Fastenal Co.	2,571	115,515
ITOCHU Corp. (Japan)	8,600	106,479
Marubeni Corp. (Japan)	5,281	205,346
Mitsubishi Corp. (Japan)	12,078	386,447
Mitsui & Co. Ltd. (Japan)	6,100	228,811
Sumitomo Corp. (Japan)	7,761	288,295
Toyota Tsusho Corp. (Japan)	5,670	222,367
		1,692,942
Transportation Infrastructure-0.32%
Aena S.M.E. S.A. (Spain)(b)(d)	9,451	258,000
Getlink SE (France)	6,285	140,712
International Container Terminal Services, Inc. (Philippines)	11,350	131,542
		530,254
Wireless Telecommunication Services-0.44%
MTN Group Ltd. (South Africa)	11,661	146,416
SoftBank Corp. (Japan)	237,881	334,490
SoftBank Group Corp. (Japan)	4,000	136,505
Vodafone Group PLC (United Kingdom)	71,986	114,380
		731,791
Total Common Stocks & Other Equity Interests (Cost $139,083,978)		163,738,602
Preferred Stocks-0.09%
Technology Hardware, Storage & Peripherals-0.09%
Samsung Electronics Co. Ltd., Preference Shares, 0.00% (South Korea) (Cost $55,390)	1,426	153,914
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $139,139,368)		163,892,516
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.16%
Invesco Private Government Fund, 3.63%(e)(f)(g)	946,912	946,912
Invesco Private Prime Fund, 3.78%(e)(f)(g)	2,623,254	2,623,516
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,570,428)		3,570,428
TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $142,709,796)		167,462,944
OTHER ASSETS LESS LIABILITIES-(1.45)%		(2,394,793)
NET ASSETS-100.00%		$165,068,151

Investment Abbreviations:
ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt
PC	-Participation Certificate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
April 30, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $1,969,251, which represented 1.19% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,704	$4,618,948	$(4,637,652)	$-	$-	$-	$2,452
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,762,234	(5,815,322)	-	-	946,912	10,043 *
Invesco Private Prime Fund	820,018	10,789,197	(8,985,436)	5	(268)	2,623,516	28,267 *
Total	$838,722	$22,170,379	$(19,438,410)	$5	$(268)	$3,570,428	$40,762

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.05%
Advertising-0.70%
Belo Corp., 7.25%, 09/15/2027	$600,000	$615,949
Clear Channel Outdoor Holdings, Inc.
7.75% 04/15/2028(b)	80,000	80,627
7.50% 06/01/2029(b)	60,000	60,146
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)(c)	400,000	375,806
		1,132,528
Aerospace & Defense-0.41%
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	200,000	199,444
TransDigm, Inc.
6.38% 03/01/2029(b)	200,000	204,241
6.88% 12/15/2030(b)	250,000	257,859
		661,544
Air Freight & Logistics-0.63%
Clue Opco LLC, 9.50%, 10/15/2031(b)	86,000	88,099
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	240,000	254,176
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	528,000	549,930
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	140,000	135,595
		1,027,800
Apparel Retail-0.23%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	300,000	289,229
William Carter Co. (The), 7.38%, 02/15/2031(b)	75,000	77,191
		366,420
Apparel, Accessories & Luxury Goods-0.36%
V.F. Corp., 6.45%, 11/01/2037	300,000	288,570
VF Corp., 2.95%, 04/23/2030(c)	320,000	290,552
		579,122
Application Software-2.51%
Cloud Software Group, Inc.
6.50% 03/31/2029(b)	800,000	779,569
9.00% 09/30/2029(b)	180,000	176,889
8.25% 06/30/2032(b)	400,000	380,297
6.63% 08/15/2033(b)(c)	500,000	448,259
Elastic N.V., 4.13%, 07/15/2029(b)	200,000	189,979
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	240,000	234,144
NCR Voyix Corp., 5.00%, 10/01/2028(b)	300,000	293,973
Open Text Corp. (Canada)
3.88% 02/15/2028(b)	800,000	774,589
3.88% 12/01/2029(b)	200,000	180,422
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(b)	440,000	396,389
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	220,000	219,934
		4,074,444
Asset Management & Custody Banks-1.13%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029(c)	500,000	494,599
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
FS KKR Capital Corp., 7.88%, 01/15/2029	$800,000	$823,286
Prospect Capital Corp., 3.44%, 10/15/2028(c)	590,000	526,578
		1,844,463
Automobile Manufacturers-1.39%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	450,000	449,428
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)(c)	400,000	368,210
Nissan Motor Co. Ltd. (Japan)
4.35% 09/17/2027(b)	500,000	494,460
7.50% 07/17/2030(b)(c)	300,000	310,251
4.81% 09/17/2030(b)	400,000	373,928
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	260,000	259,873
		2,256,150
Automotive Parts & Equipment-2.96%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(b)	440,000	447,913
American Axle & Manufacturing, Inc.
6.38% 10/15/2032(b)	250,000	249,669
7.75% 10/15/2033(b)	100,000	97,695
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	400,000	366,332
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 07/15/2027(b)	220,000	220,718
4.75% 04/01/2028(b)(c)	240,000	234,453
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	400,000	420,918
IHO Verwaltungs GmbH (Germany), 7.75% PIK, 1.00% Cash 7.75%, 11/15/2030(b)(d)	400,000	412,393
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	80,000	49,000
Tenneco, Inc., 8.00%, 11/17/2028(b)	800,000	809,969
United Rentals (North America), Inc., 3.88%, 11/15/2027	274,000	270,533
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)(c)	300,000	307,539
7.13% 04/14/2030(b)	750,000	752,446
6.75% 04/23/2030(b)	180,000	178,897
		4,818,475
Automotive Retail-1.19%
Advance Auto Parts, Inc.
1.75% 10/01/2027	200,000	191,070
5.95% 03/09/2028	360,000	366,436
7.00% 08/01/2030(b)(c)	475,000	490,241
3.50% 03/15/2032	100,000	87,970
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	320,000	316,582
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	44,046
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	450,000	443,226
		1,939,571
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Broadcasting-0.89%
Gray Media, Inc.
10.50% 07/15/2029(b)(c)	$188,000	$199,682
5.38% 11/15/2031(b)	50,000	39,098
iHeartCommunications, Inc.
5.25% 08/15/2027(b)	100,000	97,000
4.75% 01/15/2028(b)	50,000	47,875
9.13% 05/01/2029(b)	80,000	80,200
Paramount Global
3.70% 06/01/2028	100,000	96,855
6.38% 03/30/2062(c)(e)	380,000	295,418
Univision Communications, Inc., 8.50%, 07/31/2031(b)	200,000	203,121
Urban One, Inc., 7.63%, 04/01/2031(b)	41,000	17,146
Ziggo Bond Co. B.V. (Netherlands), 5.13%, 02/28/2030(b)	420,000	368,785
		1,445,180
Broadline Retail-2.13%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	100,000	93,513
Kohl’s Corp.
10.00% 06/01/2030(b)	240,000	259,812
5.13% 05/01/2031	200,000	163,740
Macy’s Retail Holdings LLC
5.88% 03/15/2030(b)	58,000	57,883
6.13% 03/15/2032(b)	230,000	230,274
6.70% 07/15/2034(b)	737,000	701,830
Nordstrom, Inc.
6.95% 03/15/2028	384,000	393,541
4.38% 04/01/2030	79,000	75,120
4.25% 08/01/2031	450,000	414,495
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	980,000	1,075,953
		3,466,161
Building Products-3.43%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	206,000	213,809
Builders FirstSource, Inc.
4.25% 02/01/2032(b)	140,000	130,020
6.75% 05/15/2035(b)	550,000	556,121
Griffon Corp., 5.75%, 03/01/2028	640,000	638,873
James Hardie International Finance DAC, 5.00%, 01/15/2028(b)(c)	620,000	618,535
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	360,000	268,422
LBM Acquisition LLC, 9.50%, 06/15/2031(b)(c)	450,000	394,306
MasterBrand, Inc., 7.00%, 07/15/2032(b)(c)	820,000	816,200
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	100,000	100,651
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	450,000	397,591
Standard Building Solutions, Inc., 6.25%, 08/01/2033(b)	600,000	600,288
	Principal Amount	Value
Building Products-(continued)
Standard Industries, Inc.
4.75% 01/15/2028(b)(c)	$250,000	$248,743
4.38% 07/15/2030(b)	108,000	103,178
3.38% 01/15/2031(b)(c)	261,000	237,076
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	240,000	249,196
		5,573,009
Cable & Satellite-4.76%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	147,428
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	520,000	363,009
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13% 05/01/2027(b)	155,000	154,904
5.00% 02/01/2028(b)	420,000	415,295
4.50% 05/01/2032(c)	245,000	215,298
4.50% 06/01/2033(b)(c)	560,000	481,662
4.25% 01/15/2034(b)	100,000	83,983
CSC Holdings LLC
5.75% 01/15/2030(b)	300,000	106,788
4.13% 12/01/2030(b)	400,000	238,445
4.63% 12/01/2030(b)	200,000	70,308
4.50% 11/15/2031(b)	450,000	262,815
Directv Financing LLC
8.88% 02/01/2030(b)(c)	350,000	356,081
8.88% 02/01/2030(b)	200,000	203,944
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88% 08/15/2027(b)	256,000	256,350
10.00% 02/15/2031(b)(c)	500,000	520,620
DISH DBS Corp., 5.75%, 12/01/2028(b)	210,000	206,483
DISH Network Corp., 11.75%, 11/15/2027(b)	587,000	606,368
EchoStar Corp.
10.75% 11/30/2029	300,000	325,915
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	180,000	182,856
Radiate Holdco LLC/Radiate Finance, Inc., 9.25% PIK, 1.00% Cash 9.25%, 03/25/2030(b)(d)	33,967	27,691
Sirius XM Radio LLC
5.00% 08/01/2027(b)	208,000	207,499
4.00% 07/15/2028(b)	320,000	310,930
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	600,000	595,224
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)(c)	600,000	506,272
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), 8.50%, 03/15/2033(b)	200,000	179,691
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	800,000	701,625
		7,727,484
Casinos & Gaming-2.70%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	116,574
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	745,000	738,920
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	260,000	253,637
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
Melco Resorts Finance Ltd. (Hong Kong)
5.75% 07/21/2028(b)	$200,000	$199,086
5.38% 12/04/2029(b)	600,000	586,540
6.50% 09/24/2033(b)(c)	320,000	316,846
Studio City Finance Ltd. (Macau)
6.50% 01/15/2028(b)	200,000	199,802
5.00% 01/15/2029(b)(c)	260,000	248,022
Voyager Parent LLC, 9.25%, 07/01/2032(b)(c)	506,000	538,383
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	100,000	100,315
Wynn Macau Ltd. (Macau)
5.50% 10/01/2027(b)	500,000	499,113
5.63% 08/26/2028(b)	600,000	596,064
		4,393,302
Commercial Printing-0.45%
Deluxe Corp., 8.13%, 09/15/2029(b)	450,000	469,836
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	260,000	268,583
		738,419
Commodity Chemicals-0.14%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	220,234
Communications Equipment-0.38%
Viasat, Inc., 5.63%, 04/15/2027(b)(c)	620,000	618,949
Construction & Engineering-0.11%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	92,186
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	88,095
		180,281
Construction Machinery & Heavy Transportation Equipment-1.21%
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	280,000	302,313
Terex Corp.
5.00% 05/15/2029(b)	200,000	199,000
6.25% 10/15/2032(b)(c)	220,000	223,788
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	640,000	657,322
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	665,000	587,733
		1,970,156
Construction Materials-0.69%
Smyrna Ready Mix Concrete LLC
6.00% 11/01/2028(b)	550,000	549,938
8.88% 11/15/2031(b)(c)	250,000	261,911
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	320,000	317,019
		1,128,868
Consumer Finance-2.61%
Ally Financial, Inc., 6.65%, 01/17/2040(c)(e)	350,000	344,846
	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada)
7.63% 07/01/2029(b)(c)	$265,000	$237,683
6.88% 05/15/2030(b)(c)	280,000	236,658
7.38% 10/01/2030(b)	120,000	102,192
6.88% 02/15/2031(b)	100,000	83,147
Navient Corp.
4.88% 03/15/2028(c)	400,000	390,229
9.38% 07/25/2030(c)	300,000	311,518
11.50% 03/15/2031(c)	240,000	257,750
5.63% 08/01/2033	522,000	444,757
OneMain Finance Corp.
6.63% 01/15/2028(c)	280,000	284,125
6.75% 03/15/2032	640,000	640,615
PRA Group, Inc., 8.88%, 01/31/2030(b)(c)	870,000	900,768
		4,234,288
Diversified Chemicals-0.64%
Chemours Co. (The), 5.75%, 11/15/2028(b)	122,000	121,812
INEOS Finance PLC (Luxembourg)
6.75% 05/15/2028(b)(c)	325,000	326,667
7.50% 04/15/2029(b)(c)	600,000	593,063
		1,041,542
Diversified Financial Services-3.78%
Burford Capital Global Finance LLC
6.25% 04/15/2028(b)	200,000	195,095
7.50% 07/15/2033(b)(c)	800,000	658,240
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	702,601	665,441
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	155,482
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	820,000	832,760
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 08/15/2028(b)	600,000	575,958
6.63% 10/15/2031(b)	200,000	195,791
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	400,000	397,088
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	120,000	125,257
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63% 04/16/2029(b)	1,000,000	894,500
8.45% 07/27/2030(b)	200,000	198,332
4.63% 04/06/2031(b)	200,000	169,337
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	797,000	794,234
UWM Holdings LLC, 6.25%, 03/15/2031(b)	300,000	278,416
		6,135,931
Diversified Metals & Mining-0.59%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	185,900
Champion Iron Canada, Inc. (Canada), 7.88%, 07/15/2032(b)(c)	525,000	550,634
Mineral Resources Ltd. (Australia), 9.25%, 10/01/2028(b)	219,000	227,495
		964,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified REITs-0.41%
Global Net Lease, Inc., 4.50%, 09/30/2028(b)	$116,000	$113,295
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	73,424
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	40,000	38,680
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75% 04/15/2028(b)	150,000	149,541
6.50% 02/15/2029(b)	300,000	294,977
		669,917
Diversified Support Services-1.50%
Dcli Bidco LLC, 7.75%, 11/15/2029(b)(c)	625,000	644,156
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	450,000	377,846
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	707,000	715,618
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	500,000	490,563
Sabre GLBL, Inc.
10.75% 11/15/2029(b)	8,000	6,970
10.75% 03/15/2030(b)	134,000	115,829
11.13% 07/15/2030(b)	100,000	86,125
		2,437,107
Education Services-0.38%
Grand Canyon University, 5.13%, 10/01/2028	625,000	620,798
Electric Utilities-2.15%
DPL LLC, 4.35%, 04/15/2029	320,000	311,043
NRG Energy, Inc., 3.38%, 02/15/2029(b)	320,000	305,866
PacifiCorp., 7.13%, 08/15/2056(e)	400,000	398,843
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	245,750
PG&E Corp.
5.00% 07/01/2028	480,000	477,889
7.38% 03/15/2055(e)	310,000	319,053
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	100,000	100,020
XPLR Infrastructure Operating Partners L.P.
4.50% 09/15/2027(b)	390,000	387,333
7.25% 01/15/2029(b)	500,000	520,214
8.38% 01/15/2031(b)(c)	400,000	427,610
		3,493,621
Electrical Components & Equipment-1.49%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	162,310
EnerSys, 4.38%, 12/15/2027(b)	920,000	908,781
Nissan Motor Acceptance Co. LLC
2.75% 03/09/2028(b)	220,000	208,749
2.45% 09/15/2028(b)	200,000	185,575
7.05% 09/15/2028(b)	350,000	359,133
5.63% 09/29/2028(b)(c)	500,000	497,481
6.13% 09/30/2030(b)	100,000	98,542
		2,420,571
	Principal Amount	Value
Electronic Components-0.06%
Ingram Micro, Inc., 4.75%, 05/15/2029(b)	$100,000	$98,345
Environmental & Facilities Services-0.15%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	250,000	244,494
Fertilizers & Agricultural Chemicals-1.16%
Consolidated Energy Finance S.A. (Switzerland)
5.63% 10/15/2028(b)	167,000	158,859
12.00% 02/15/2031(b)	200,000	205,250
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	300,000	300,030
FMC Corp.
3.45% 10/01/2029	600,000	543,318
8.45% 11/01/2055(e)	400,000	265,365
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.00%, 01/27/2030(b)(c)	440,000	405,053
		1,877,875
Financial Exchanges & Data-0.15%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	260,000	249,455
Food Retail-0.35%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	200,000	190,824
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)(c)	440,000	384,087
		574,911
Footwear-0.00%
Beach Acquisition Bidco LLC, 10.00% PIK, 0.75% Cash10.00%, 07/15/2033(b)(d)	1	1
Gas Utilities-0.19%
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	300,000	315,068
Health Care Distributors-0.12%
Accendra Health, Inc.
4.50% 03/31/2029(b)	60,000	40,045
6.63% 04/01/2030(b)	300,000	161,435
		201,480
Health Care Equipment-0.45%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	100,000	91,600
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	200,000	197,813
Teleflex, Inc., 4.63%, 11/15/2027	450,000	447,925
		737,338
Health Care Facilities-0.40%
Encompass Health Corp., 4.50%, 02/01/2028	220,000	218,420
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	110,000	116,759
Tenet Healthcare Corp., 4.63%, 06/15/2028	320,000	317,727
		652,906
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.16%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00% 10/15/2027	$148,000	$144,393
4.63% 08/01/2029	131,000	108,495
		252,888
Health Care Services-1.56%
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	200,000	197,243
Community Health Systems, Inc.
6.00% 01/15/2029(b)	160,000	158,839
6.88% 04/15/2029(b)	100,000	98,443
5.25% 05/15/2030(b)	200,000	188,951
10.88% 01/15/2032(b)	320,000	344,076
CVS Health Corp.
6.75% 12/10/2054(c)(e)	300,000	310,955
7.00% 03/10/2055(e)	400,000	415,275
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)	100,002	82,993
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)(c)	500,000	518,840
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	220,000	220,913
		2,536,528
Health Care Supplies-0.25%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(c)(e)	400,000	402,378
Health Care Technology-0.97%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	232,750
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 06/15/2027(b)(c)	280,000	278,549
6.50% 07/01/2032(b)(c)	275,000	255,365
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	860,000	813,807
		1,580,471
Home Furnishings-0.55%
Somnigroup International, Inc., 4.00%, 04/15/2029(b)(c)	250,000	242,005
Wayfair LLC
7.25% 10/31/2029(b)	200,000	205,082
7.75% 09/15/2030(b)	430,000	446,426
		893,513
Homebuilding-0.82%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	200,000	199,897
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	200,000	205,145
LGI Homes, Inc.
8.75% 12/15/2028(b)(c)	580,000	597,582
4.00% 07/15/2029(b)	202,000	183,423
7.00% 11/15/2032(b)	35,000	33,596
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	117,902
		1,337,545
	Principal Amount	Value
Hotel & Resort REITs-0.50%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88% 05/15/2029(b)	$200,000	$194,666
7.00% 02/01/2030(b)	300,000	306,475
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	100,000	94,550
Service Properties Trust
4.95% 02/15/2027	107,000	107,039
4.95% 10/01/2029	67,000	63,014
8.88% 06/15/2032	50,000	51,340
		817,084
Hotels, Resorts & Cruise Lines-0.43%
Carnival Corp.
6.65% 01/15/2028	200,000	204,555
5.13% 05/01/2029(b)	500,000	498,761
		703,316
Household Appliances-0.89%
Whirlpool Corp.
2.40% 05/15/2031	300,000	242,955
4.70% 05/14/2032	700,000	615,298
5.75% 03/01/2034(c)	650,000	588,516
		1,446,769
Housewares & Specialties-0.44%
Newell Brands, Inc.
8.50% 06/01/2028(b)	200,000	209,118
6.63% 05/15/2032(c)	330,000	320,572
7.38% 04/01/2036	200,000	190,666
		720,356
Human Resource & Employment Services-0.60%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	1,020,000	975,651
Independent Power Producers & Energy Traders-0.90%
AES Corp. (The)
7.60% 01/15/2055(e)	200,000	203,857
6.95% 07/15/2055(c)(e)	540,000	527,188
VoltaGrid LLC, 7.38%, 11/01/2030(b)	700,000	726,871
		1,457,916
Industrial Machinery & Supplies & Components-0.38%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)(c)	595,000	619,776
Insurance Brokers-0.69%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	100,000	102,129
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	675,000	679,911
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	133,249
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	200,000	201,050
		1,116,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-1.76%
Altice France S.A. (France)
6.88% 10/15/2030(b)	$152,439	$149,972
6.50% 04/15/2032(b)	152,439	150,018
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	150,000	161,311
FiberCop S.p.A. (Italy)
6.00% 09/30/2034(b)	200,000	192,291
7.20% 07/18/2036(b)	600,000	600,000
7.72% 06/04/2038(b)	300,000	301,216
Flash Compute LLC, 7.25%, 12/31/2030(b)	400,000	408,528
Frontier North, Inc., Series G, 6.73%, 02/15/2028	500,000	517,188
Grubhub Holdings, Inc., 13.00% PIK, 1.00% Cash 13.00%, 07/31/2030(b)(d)	80,816	64,291
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	320,000	322,416
		2,867,231
Interactive Home Entertainment-0.40%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	400,000	392,268
Playtika Holding Corp., 4.25%, 03/15/2029(b)(c)	300,000	258,662
		650,930
Interactive Media & Services-1.88%
Cars.com, Inc., 6.38%, 11/01/2028(b)	200,000	196,745
Discovery Global Holdings, Inc.
4.05% 03/15/2029	300,000	292,149
4.28% 03/15/2032	200,000	162,628
4.28% 03/15/2032(c)	440,000	399,071
5.05% 03/15/2042	400,000	286,412
Match Group Holdings II LLC
4.63% 06/01/2028(b)(c)	250,000	246,950
5.63% 02/15/2029(b)(c)	800,000	802,875
Ziff Davis, Inc., 4.63%, 10/15/2030(b)(c)	700,000	662,088
		3,048,918
Internet Services & Infrastructure-0.53%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	220,000	219,096
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	450,000	455,991
Getty Images, Inc., 9.75%, 03/01/2027(b)	200,000	186,759
		861,846
Investment Banking & Brokerage-0.67%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
5.25% 05/15/2027	640,000	634,260
9.75% 01/15/2029	100,000	100,577
4.38% 02/01/2029	400,000	350,926
		1,085,763
IT Consulting & Other Services-0.19%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	250,000	180,320
Unisys Corp., 10.63%, 01/15/2031(b)	150,000	130,539
		310,859
	Principal Amount	Value
Leisure Facilities-0.27%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	$300,000	$301,029
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/2027(b)	144,000	143,674
		444,703
Life & Health Insurance-1.02%
American National Group, Inc., 7.00%, 12/01/2055(e)	175,000	171,187
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	755,000	731,512
Constellation Insurance, Inc., 6.80%, 01/24/2030(b)	200,000	199,993
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)	600,000	560,146
		1,662,838
Life Sciences Tools & Services-0.76%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)(c)	500,000	491,300
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	760,000	740,459
		1,231,759
Marine Transportation-0.63%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	851,000	814,124
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	200,000	205,524
		1,019,648
Metal, Glass & Plastic Containers-0.68%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030(b)	58,000	55,317
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	220,000	204,426
Owens-Brockway Glass Container, Inc.
7.25% 05/15/2031(b)	160,000	153,107
7.38% 06/01/2032(b)	100,000	94,607
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	600,000	590,610
		1,098,067
Mortgage REITs-0.50%
Rithm Capital Corp., 8.00%, 07/15/2030(b)	480,000	480,678
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	320,000	332,002
		812,680
Movies & Entertainment-0.18%
Live Nation Entertainment, Inc.
6.50% 05/15/2027(b)	75,000	75,081
3.75% 01/15/2028(b)	220,000	215,903
		290,984
Multi-Sector Holdings-0.12%
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	200,000	194,524
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Multi-Utilities-0.39%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	$634,000	$626,451
Office REITs-1.08%
Brandywine Operating Partnership L.P.
3.95% 11/15/2027	200,000	195,318
8.30% 03/15/2028	200,000	208,074
8.88% 04/12/2029(c)	460,000	481,801
4.55% 10/01/2029	100,000	93,086
Hudson Pacific Properties L.P.
3.95% 11/01/2027	160,000	154,957
5.95% 02/15/2028(c)	400,000	390,271
3.25% 01/15/2030(c)	265,000	226,037
		1,749,544
Office Services & Supplies-0.36%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	571,000	510,349
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	75,000	75,613
		585,962
Oil & Gas Drilling-1.05%
Harvest Midstream I L.P.
7.50% 09/01/2028(b)	607,000	611,437
7.50% 05/15/2032(b)	100,000	104,520
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	75,000	78,805
Noble Finance II LLC, 8.00%, 04/15/2030(b)	330,000	343,354
Seadrill Finance Ltd. (Norway), 8.38%, 08/01/2030(b)	200,000	209,764
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	150,000	156,912
Transocean International Ltd., 8.50%, 05/15/2031(b)	195,000	206,315
		1,711,107
Oil & Gas Equipment & Services-0.81%
Oceaneering International, Inc., 6.00%, 02/01/2028	680,000	685,814
SESI L.L.C., 7.88%, 09/30/2030(b)	275,000	284,105
Viridien (France), 10.00%, 10/15/2030(b)	330,000	354,532
		1,324,451
Oil & Gas Exploration & Production-4.04%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	120,000	125,527
Crescent Energy Finance LLC
7.75% 07/31/2029(b)	350,000	353,708
9.75% 10/15/2030(b)	150,000	160,387
7.63% 04/01/2032(b)	130,000	133,928
7.88% 04/15/2032(b)	100,000	103,727
7.38% 01/15/2033(b)	130,000	133,121
8.38% 01/15/2034(b)	335,000	354,452
Hilcorp Energy I L.P./Hilcorp Finance Co.
5.75% 02/01/2029(b)	300,000	299,969
6.00% 04/15/2030(b)	235,000	234,202
6.25% 04/15/2032(b)	150,000	149,113
8.38% 11/01/2033(b)	200,000	213,958
6.88% 05/15/2034(b)	725,000	729,036
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	200,000	209,111
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	$140,000	$142,726
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)(c)	700,000	748,507
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	580,000	587,498
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	121,594
Saturn Oil & Gas, Inc. (Canada), 9.63%, 06/15/2029(b)	339,000	355,646
SM Energy Co.
8.63% 11/01/2030(b)	130,000	137,573
8.75% 07/01/2031(b)	608,000	638,056
7.00% 08/01/2032(b)(c)	620,000	636,786
		6,568,625
Oil & Gas Refining & Marketing-1.02%
NuStar Logistics L.P., 5.63%, 04/28/2027	325,000	326,328
PBF Holding Co. LLC/PBF Finance Corp.
6.00% 02/15/2028	730,000	729,749
7.88% 09/15/2030(b)(c)	590,000	605,094
		1,661,171
Oil & Gas Storage & Transportation-4.15%
Energy Transfer L.P.
8.00% 05/15/2054(e)	100,000	106,054
6.50% 02/15/2056(e)	200,000	200,667
Hess Midstream Operations L.P., 5.88%, 03/01/2028(b)	550,000	555,705
ITT Holdings LLC, 6.50%, 08/01/2029(b)	417,000	411,308
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	100,000	102,061
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	280,000	290,377
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	640,000	668,322
Sunoco L.P./Sunoco Finance Corp.
5.88% 03/15/2028	1,000,000	1,004,881
7.00% 09/15/2028(b)	125,000	128,045
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	525,000	524,019
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	200,000	191,696
Venture Global LNG, Inc.
8.13% 06/01/2028(b)	870,000	890,598
9.50% 02/01/2029(b)	200,000	218,360
7.00% 01/15/2030(b)	300,000	308,725
8.38% 06/01/2031(b)	400,000	417,242
9.88% 02/01/2032(b)(c)	675,000	724,491
		6,742,551
Other Specialized REITs-0.50%
Iron Mountain, Inc.
4.88% 09/15/2027(b)	458,000	457,171
5.25% 03/15/2028(b)	300,000	299,866
4.50% 02/15/2031(b)	50,000	48,076
		805,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Other Specialty Retail-0.80%
Bath & Body Works, Inc.
5.25% 02/01/2028	$600,000	$601,763
6.88% 11/01/2035	700,000	691,263
		1,293,026
Packaged Foods & Meats-0.68%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	600,000	595,410
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	200,000	198,745
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)(c)	300,000	307,055
		1,101,210
Paper & Plastic Packaging Products & Materials-0.95%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	150,000	147,468
Clydesdale Acquisition Holdings, Inc.
6.63% 04/15/2029(b)	320,000	315,225
6.88% 01/15/2030(b)	150,000	146,843
8.75% 04/15/2030(b)(c)	300,000	272,373
6.75% 04/15/2032(b)	200,000	188,330
Sealed Air Corp., 6.88%, 07/15/2033(b)	351,000	342,380
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	150,000	131,568
		1,544,187
Paper Products-0.50%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	600,000	528,632
Domtar Corp., 6.75%, 10/01/2028(b)	366,000	290,326
		818,958
Passenger Airlines-1.51%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	410,000	412,937
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	730,000	740,190
Avianca Midco 2 PLC (Colombia), 9.00%, 12/01/2028(b)	306,000	297,585
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	830,000	774,107
United Airlines Holdings, Inc., 4.88%, 03/01/2029	227,000	224,176
		2,448,995
Personal Care Products-0.45%
Edgewell Personal Care Co.
5.50% 06/01/2028(b)	200,000	199,714
4.13% 04/01/2029(b)(c)	560,000	535,567
		735,281
Pharmaceuticals-2.84%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	200,000	206,689
AdaptHealth LLC
6.13% 08/01/2028(b)	220,000	220,097
4.63% 08/01/2029(b)	500,000	484,463
5.13% 03/01/2030(b)	200,000	194,620
Bausch Health Cos., Inc. (Canada)
4.88% 06/01/2028(b)	100,000	94,000
11.00% 09/30/2028(b)	275,000	286,205
	Principal Amount	Value
Pharmaceuticals-(continued)
Elanco Animal Health, Inc., 6.40%, 08/28/2028(c)	$460,000	$471,383
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)(c)	315,000	334,050
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)(c)	250,000	235,243
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
4.13% 04/30/2028(b)	400,000	395,003
5.13% 04/30/2031(b)	400,000	397,751
6.75% 05/15/2034(b)	400,000	422,237
P&L Development LLC/PLD Finance Corp., 3.50% PIK Rate, 9.00% Cash Rate, 05/15/2029(b)(d)	27,299	27,230
Perrigo Finance Unlimited Co.
5.15% 06/15/2030	300,000	284,707
6.13% 09/30/2032(c)	600,000	565,031
		4,618,709
Property & Casualty Insurance-0.08%
MBIA, Inc., 5.70%, 12/01/2034	140,000	137,267
Real Estate Development-0.84%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	143,238
Forestar Group, Inc., 5.00%, 03/01/2028(b)	600,000	598,192
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	640,000	620,381
		1,361,811
Real Estate Services-0.45%
Newmark Group, Inc., 7.50%, 01/12/2029	690,000	726,791
Regional Banks-0.06%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	87,000	91,787
Research & Consulting Services-1.43%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	1,050,000	1,014,904
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	640,000	622,887
Science Applications International Corp.
4.88% 04/01/2028(b)	50,000	49,695
5.88% 11/01/2033(b)(c)	640,000	631,942
		2,319,428
Restaurants-0.90%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.88%, 01/15/2028(b)	900,000	883,749
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	475,000	429,251
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	150,000	145,425
		1,458,425
Retail REITs-0.39%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	640,000	626,784
Security & Alarm Services-0.67%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	100,000	99,591
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Security & Alarm Services-(continued)
CoreCivic, Inc.
4.75% 10/15/2027	$620,000	$617,084
8.25% 04/15/2029	350,000	364,823
		1,081,498
Semiconductors-0.10%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	160,544
Single-Family Residential REITs-0.59%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 08/01/2029(b)	700,000	670,542
4.63% 04/01/2030(b)(c)	300,000	285,847
		956,389
Specialized Consumer Services-0.15%
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	200,000	190,876
StoneMor, Inc., 8.50%, 05/15/2029(b)	50,000	49,486
		240,362
Specialty Chemicals-1.44%
Celanese US Holdings LLC
6.50% 04/15/2030	200,000	204,715
6.75% 04/15/2033(c)	650,000	669,928
7.20% 11/15/2033	150,000	162,267
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	200,000	178,022
Huntsman International LLC
4.50% 05/01/2029(c)	500,000	479,161
5.70% 10/15/2034(c)	440,000	413,268
Tronox, Inc., 4.63%, 03/15/2029(b)	170,000	142,410
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	85,949
		2,335,720
Steel-1.43%
Cleveland-Cliffs, Inc.
4.63% 03/01/2029(b)	250,000	241,700
6.88% 11/01/2029(b)	130,000	132,572
6.75% 04/15/2030(b)	130,000	128,135
7.50% 09/15/2031(b)	80,000	81,748
7.00% 03/15/2032(b)(c)	270,000	270,169
7.38% 05/01/2033(b)	245,000	247,784
7.63% 01/15/2034(b)(c)	450,000	454,896
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	825,000	761,278
		2,318,282
Systems Software-0.60%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	502,000	504,422
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	104,661
Oracle Corp., 2.95%, 04/01/2030	400,000	366,617
		975,700
Technology Distributors-0.39%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	640,000	635,151
Technology Hardware, Storage & Peripherals-0.25%
Seagate Data Storage Technology Pte. Ltd., 4.13%, 01/15/2031(b)	420,000	405,915
	Principal Amount	Value
Telecom Tower REITs-0.33%
SBA Communications Corp., 3.13%, 02/01/2029	$550,000	$529,885
Trading Companies & Distributors-1.18%
Herc Holdings, Inc.
7.00% 06/15/2030(b)	200,000	208,196
7.25% 06/15/2033(b)(c)	400,000	419,131
6.00% 03/15/2034(b)(c)	500,000	496,303
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	780,000	796,127
		1,919,757
Transaction & Payment Processing Services-0.26%
NCR Atleos Corp., 9.50%, 04/01/2029(b)	401,000	426,829
Water Utilities-0.07%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	130,000	119,717
Wireless Telecommunication Services-0.60%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	200,000	197,747
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)(c)	800,000	778,732
		976,479
Total U.S. Dollar Denominated Bonds & Notes (Cost $158,541,625)		157,713,379
U.S. Treasury Securities-0.37%
U.S. Treasury Bills-0.37%(f)
3.53%–4.15%, 05/14/2026(g)	528,000	527,318
3.64%, 09/17/2026(g)	73,000	71,988
Total U.S. Treasury Securities (Cost $599,260)		599,306
	Shares
Common Stocks & Other Equity Interests-0.02%
Integrated Telecommunication Services-0.02%
Altice France S.A. (France)(h)	1,810	37,392
Pharmaceuticals-0.00%
Keenova Therapeutics PLC(h)(i)	11	429
PAR HEALTH(h)(i)	11	429
		858
Total Common Stocks & Other Equity Interests (Cost $32,687)		38,250
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(j)(k) (Cost $768,106)	768,106	768,106
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.91% (Cost $159,941,678)		159,119,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.52%
Invesco Private Government Fund, 3.63%(j)(k)(l)	11,407,574	$11,407,574
Invesco Private Prime Fund, 3.78%(j)(k)(l)	28,437,022	28,439,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,851,429)		39,847,440
TOTAL INVESTMENTS IN SECURITIES-122.43% (Cost $199,793,107)		198,966,481
OTHER ASSETS LESS LIABILITIES-(22.43)%		(36,455,300)
NET ASSETS-100.00%		$162,511,181

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $121,791,405, which represented 74.94% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 2S.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$881,378	$16,542,673	$(16,655,945)	$-	$-	$768,106	$14,626
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,645,658	23,158,092	(22,396,176)	-	-	11,407,574	220,670 *
Invesco Private Prime Fund	29,109,030	51,282,796	(51,944,546)	(3,925)	(3,489)	28,439,866	599,245 *
Total	$40,636,066	$90,983,561	$(90,996,667)	$(3,925)	$(3,489)	$40,615,546	$834,541

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
April 30, 2026
(Unaudited)
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	54	June-2026	$5,972,063	$(87,895)	$(87,895)
U.S. Treasury 10 Year Ultra	9	June-2026	1,015,734	(11,857)	(11,857)
U.S. Treasury 5 Year Notes	133	June-2026	14,342,180	(150,538)	(150,538)
U.S. Treasury Long Bonds	7	June-2026	789,906	(22,777)	(22,777)
U.S. Treasury Ultra Bonds	1	June-2026	115,031	(4,807)	(4,807)
Subtotal—Long Futures Contracts				(277,874)	(277,874)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	71	June-2026	(14,705,875)	104,006	104,006
Total Futures Contracts				$(173,868)	$(173,868)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Sell	5.00%	Quarterly	12/20/2030	3.128%	USD 6,930,000	$428,184	$542,548	$114,364

(a)	Centrally cleared swap agreements collateralized by $540,981 cash held with the broker.
(b)
Implied credit spreads represent the current level, as of April 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco International Growth Focus ETF (MTRA)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-97.75%
Australia-1.02%
AngloGold Ashanti PLC	15,569	$1,459,282
Belgium-1.05%
Anheuser-Busch InBev S.A./N.V.	19,708	1,488,409
Brazil-0.99%
MercadoLibre, Inc.(a)	785	1,407,215
Canada-1.93%
Dollarama, Inc.	11,328	1,444,817
Shopify, Inc., Class A(a)	10,771	1,304,691
		2,749,508
China-7.09%
Alibaba Group Holding Ltd., ADR(b)	28,303	3,732,600
Contemporary Amperex Technology Co. Ltd.(b)	37,000	2,923,866
Tencent Holdings Ltd.	56,591	3,436,351
		10,092,817
Denmark-1.66%
Novo Nordisk A/S, Class B	27,718	1,178,466
Orsted A/S(a)(c)	44,423	1,187,477
		2,365,943
France-11.55%
Air Liquide S.A.	7,269	1,563,057
Airbus SE	15,850	3,265,960
Sartorius Stedim Biotech	18,414	3,401,385
Schneider Electric SE	14,822	4,714,083
Societe Generale S.A.	34,681	2,790,397
Vinci S.A.	4,681	707,511
		16,442,393
Germany-4.80%
SAP SE	7,108	1,192,775
Siemens AG	19,007	5,645,259
		6,838,034
Hong Kong-0.82%
AIA Group Ltd.	106,600	1,170,150
India-4.36%
ICICI Bank Ltd., ADR	87,866	2,336,357
Reliance Industries Ltd., GDR(c)	63,829	3,869,445
		6,205,802
Italy-1.98%
FinecoBank Banca Fineco S.p.A.	62,950	1,561,975
Ryanair Holdings PLC	47,789	1,253,209
		2,815,184
Japan-10.69%
Advantest Corp.	8,200	1,529,627
Hitachi Ltd.	93,026	2,955,242
Hoya Corp.	13,400	2,499,972
Keyence Corp.	4,000	1,832,907
Mitsubishi Heavy Industries Ltd.	37,337	1,113,289
Mitsubishi UFJ Financial Group, Inc.	174,638	3,133,992
Nintendo Co. Ltd.	13,901	679,370
Tokyo Electron Ltd.	5,000	1,472,004
		15,216,403
	Shares	Value
Mexico-0.96%
Arca Continental S.A.B. de C.V.	114,400	$1,371,010
Netherlands-8.28%
argenx SE, ADR(a)	1,333	1,042,033
ASML Holding N.V.	5,000	7,224,041
IMCD N.V.(b)	17,075	2,006,736
Universal Music Group N.V.(b)	72,122	1,511,454
		11,784,264
South Korea-4.03%
Samsung Electronics Co. Ltd.	15,436	2,324,472
SK hynix, Inc.	3,828	3,413,690
		5,738,162
Spain-1.00%
Banco Santander S.A.(b)	116,518	1,421,065
Sweden-1.03%
Epiroc AB, Class A(b)	50,881	1,465,864
Switzerland-5.92%
Cie Financiere Richemont S.A.	5,776	1,107,523
Galderma Group AG, Class A(a)	3,415	715,803
Lonza Group AG	6,205	3,811,552
Sika AG(a)	5,750	1,059,732
Straumann Holding AG(b)	15,972	1,731,870
		8,426,480
Taiwan-9.02%
Taiwan Semiconductor Manufacturing Co. Ltd.	185,000	12,843,046
United Kingdom-11.08%
AstraZeneca PLC	18,126	3,434,108
BAE Systems PLC	139,679	3,879,548
HSBC Holdings PLC	204,973	3,766,203
National Grid PLC	80,056	1,431,049
RS Group PLC	151,995	1,246,809
Tesco PLC	308,989	2,021,378
		15,779,095
United States-8.49%
ARM Holdings PLC, ADR(a)(b)	4,415	928,563
Booking Holdings, Inc.	10,831	1,823,507
Ferguson Enterprises, Inc.	18,444	4,877,964
Illumina, Inc.(a)	16,770	2,125,430
ResMed, Inc.	10,924	2,335,661
		12,091,125
Total Common Stocks & Other Equity Interests (Cost $131,018,221)		139,171,251
Money Market Funds-0.94%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(d)(e) (Cost $1,347,901)	1,347,901	1,347,901
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.69% (Cost $132,366,122)		140,519,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco International Growth Focus ETF (MTRA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.25%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,076,795	$2,076,795
Invesco Private Prime Fund, 3.78%(d)(e)(f)	5,395,102	5,395,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,472,464)		7,472,437
TOTAL INVESTMENTS IN SECURITIES-103.94% (Cost $139,838,586)		147,991,589
OTHER ASSETS LESS LIABILITIES-(3.94)%		(5,616,666)
NET ASSETS-100.00%		$142,374,923

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $5,056,922, which represented 3.55% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$15,873,498	$(14,525,597)	$-	$-	$1,347,901	$10,819
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	252,196	15,886,153	(14,061,554)	-	-	2,076,795	33,500 *
Invesco Private Prime Fund	654,550	32,837,473	(28,095,243)	(26)	(1,112)	5,395,642	85,535 *
Total	$906,746	$64,597,124	$(56,682,394)	$(26)	$(1,112)	$8,820,338	$129,854

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)
April 30, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-77.57%
Australia-5.87%
ANZ Group Holdings Ltd.	51,929	$1,377,398
APA Group	22,889	170,748
Aristocrat Leisure Ltd.	9,687	332,823
ASX Ltd.	3,375	147,673
BHP Group Ltd.	88,411	3,494,389
Brambles Ltd.	23,721	387,749
CAR Group Ltd.(a)	6,572	121,064
Cochlear Ltd.(a)	1,111	75,489
Coles Group Ltd.	23,368	371,922
Commonwealth Bank of Australia	29,142	3,665,532
Computershare Ltd.	9,047	198,479
CSL Ltd.	8,461	762,634
Evolution Mining Ltd.	35,367	312,251
Fortescue Ltd.	29,463	424,062
Glencore PLC(b)	175,011	1,358,259
Goodman Group	35,596	770,143
Insurance Australia Group Ltd.	41,198	223,728
Lottery Corp. Ltd. (The)	38,758	154,937
Lynas Rare Earths Ltd.(a)(b)	15,769	223,391
Macquarie Group Ltd.	6,326	1,085,248
Medibank Pvt. Ltd.	47,954	162,833
National Australia Bank Ltd.	53,324	1,540,400
Northern Star Resources Ltd.	23,675	362,392
Origin Energy Ltd.	29,977	261,758
Pro Medicus Ltd.	1,022	100,168
Qantas Airways Ltd.	13,448	82,112
QBE Insurance Group Ltd.	26,275	425,008
REA Group Ltd.	914	113,001
Rio Tinto Ltd.(a)	6,491	793,976
Rio Tinto PLC	19,653	1,977,013
Santos Ltd.	56,528	325,228
Scentre Group	90,830	243,739
SGH Ltd.(a)	3,541	100,152
Sigma Healthcare Ltd.	90,455	182,618
Sonic Healthcare Ltd.	8,160	116,596
South32 Ltd.	78,335	231,827
Stockland	42,165	123,485
Suncorp Group Ltd.	18,836	234,077
Telstra Group Ltd.	69,175	265,299
Transurban Group	54,212	548,663
Vicinity Ltd.	70,309	127,677
Washington H Soul Pattinson & Co. Ltd.(a)	6,076	185,024
Wesfarmers Ltd.	19,774	1,048,983
Westpac Banking Corp.	59,534	1,663,249
WiseTech Global Ltd.	3,577	112,503
Woodside Energy Group Ltd.	33,104	790,340
Woolworths Group Ltd.	21,267	527,337
		28,303,377
Austria-0.25%
BAWAG Group AG(c)	1,351	231,242
Erste Group Bank AG	5,341	589,858
OMV AG	2,596	183,159
Raiffeisen Bank International AG	2,294	125,064
Verbund AG	1,204	90,799
		1,220,122
	Shares	Value
Belgium-0.68%
Ageas S.A./N.V.	2,617	$204,976
Anheuser-Busch InBev S.A./N.V.	17,205	1,299,374
D’Ieteren Group	372	76,831
Elia Group S.A./N.V.(b)	742	122,991
Financiere de Tubize S.A.(a)	359	82,629
Groupe Bruxelles Lambert N.V.	1,400	130,716
KBC Group N.V.	4,023	535,180
Lotus Bakeries N.V.	4	48,129
Sofina S.A.(a)	311	79,590
Syensqo S.A.(a)	1,272	84,341
UCB S.A.	2,173	591,387
		3,256,144
Brazil-0.03%
Yara International ASA	2,864	166,054
Chile-0.07%
Antofagasta PLC	6,877	333,053
China-0.17%
BOC Hong Kong (Holdings) Ltd.	64,443	370,629
SITC International Holdings Co. Ltd.	25,481	106,671
Wharf (Holdings) Ltd. (The)	21,195	70,162
Wilmar International Ltd.	33,476	95,430
Yangzijiang Shipbuilding Holdings Ltd.	45,013	153,425
		796,317
Czech Republic-0.01%
CSG N.V.(b)	3,035	65,697
Denmark-1.25%
Carlsberg A/S, Class B	1,621	219,524
Coloplast A/S, Class B	2,169	133,925
Danske Bank A/S	11,645	598,375
Demant A/S(b)	1,757	55,695
DSV A/S	3,551	872,928
Genmab A/S(b)	1,062	281,063
Novo Nordisk A/S, Class B	56,082	2,384,397
Novonesis (Novozymes) B, Class B	6,154	377,962
Orsted A/S(b)(c)	9,199	245,900
Pandora A/S	1,389	105,652
Rockwool A/S	1,748	50,862
Tryg A/S	5,848	140,454
Vestas Wind Systems A/S	17,577	540,232
		6,006,969
Finland-1.00%
Elisa OYJ	2,476	120,193
Fortum OYJ(a)	7,800	196,406
Kesko OYJ, Class B	4,762	117,310
Kone OYJ, Class B	5,910	376,011
Metso OYJ	11,538	199,209
Neste OYJ	7,388	255,072
Nokia OYJ	92,238	1,171,430
Nordea Bank Abp	54,052	1,015,923
Orion OYJ, Class B	1,917	154,792
Sampo OYJ	42,152	437,788
Stora Enso OYJ, Class R	10,128	112,713
UPM-Kymmene OYJ(a)	9,191	275,248
Wartsila OYJ Abp	8,787	368,841
		4,800,936
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
France-7.30%
Accor S.A.	3,393	$167,830
Aeroports de Paris S.A.	577	70,026
Air Liquide S.A.	10,075	2,166,433
Airbus SE	10,336	2,129,776
Alstom S.A.(b)	6,026	121,026
Amundi S.A.(c)	1,084	104,722
AXA S.A.	29,124	1,403,214
Ayvens S.A.(c)	5,982	80,909
bioMerieux	727	61,317
BNP Paribas S.A.	17,502	1,837,148
Bollore SE	12,218	77,112
Bouygues S.A.(a)	3,390	200,381
Bureau Veritas S.A.	5,957	182,449
Capgemini SE	2,673	324,915
Carrefour S.A.	10,256	204,358
Cie de Saint-Gobain S.A.	7,806	714,820
Cie Generale des Etablissements Michelin S.C.A.	11,672	422,615
Covivio S.A.	1,043	68,947
Credit Agricole S.A.	18,574	362,604
Danone S.A.	11,287	883,863
Dassault Aviation S.A.	346	120,934
Dassault Systemes SE	11,675	262,946
Eiffage S.A.	1,210	194,987
ENGIE S.A.(a)	31,820	1,048,333
EssilorLuxottica S.A.(a)	5,264	1,113,660
Gecina S.A.	831	70,220
Getlink SE	5,280	118,211
Hermes International S.C.A.	544	1,040,196
Ipsen S.A.	675	132,504
Kering S.A.	1,275	350,591
Klepierre S.A.	3,734	151,210
Legrand S.A.	4,577	819,613
L’Oreal S.A.	4,204	1,809,693
LVMH Moet Hennessy Louis Vuitton SE	4,323	2,308,208
Orange S.A.	32,414	674,591
Pernod Ricard S.A.	3,522	261,698
Publicis Groupe S.A.	4,014	374,866
Renault S.A.	3,351	117,658
Rexel S.A.	3,900	164,860
Safran S.A.	6,194	1,987,957
Sartorius Stedim Biotech	516	95,314
Schneider Electric SE	9,547	3,036,389
Societe Generale S.A.	12,024	967,439
Sodexo S.A.	1,559	79,256
STMicroelectronics N.V.	11,809	642,979
Thales S.A.	1,606	441,003
TotalEnergies SE	34,564	3,211,898
Unibail-Rodamco-Westfield	2,121	257,374
Veolia Environnement S.A.	10,972	463,760
Vinci S.A.	8,678	1,311,638
		35,214,451
Germany-7.01%
adidas AG	2,987	516,659
Allianz SE	6,616	3,020,200
BASF SE	15,547	996,623
Bayer AG	17,121	767,275
Bayerische Motoren Werke AG	4,908	448,918
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	928	$84,637
Beiersdorf AG(a)	1,718	142,349
Brenntag SE	2,131	155,111
Commerzbank AG	12,750	526,738
Continental AG	1,926	145,653
CTS Eventim AG & Co. KGaA	1,089	71,841
Daimler Truck Holding AG	8,286	417,715
Deutsche Bank AG	31,616	981,777
Deutsche Boerse AG	3,307	1,014,063
Deutsche Lufthansa AG	10,832	92,766
Deutsche Post AG	16,020	948,128
Deutsche Telekom AG	64,063	2,068,220
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(c)	1,969	95,568
E.ON SE	39,101	867,779
Evonik Industries AG	4,447	91,931
Fresenius Medical Care AG	3,852	174,208
Fresenius SE & Co. KGaA	7,380	357,228
GEA Group AG	2,524	172,507
Hannover Rueck SE	1,054	318,307
Heidelberg Materials AG	2,319	511,410
Henkel AG & Co. KGaA	1,795	123,641
Henkel AG & Co. KGaA, Preference Shares	2,805	204,010
Hensoldt AG(a)	1,090	98,305
HOCHTIEF AG	300	161,266
Infineon Technologies AG	22,722	1,527,395
Knorr-Bremse AG	1,269	147,932
LEG Immobilien SE	1,288	90,331
Mercedes-Benz Group AG	12,567	732,158
Merck KGaA	2,267	293,398
MTU Aero Engines AG	918	314,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,283	1,364,930
Nemetschek SE	1,025	74,350
Porsche Automobil Holding SE, Preference Shares	2,661	96,774
Rational AG	77	56,273
Rheinmetall AG	812	1,294,325
RWE AG	11,002	800,675
SAP SE	18,192	3,052,754
Sartorius AG, Preference Shares	483	123,332
Scout24 SE(c)	1,282	106,688
Siemens AG	13,243	3,933,296
Siemens Energy AG, Class A	13,484	2,856,097
Siemens Healthineers AG(c)	5,872	240,654
Symrise AG	2,307	203,975
Talanx AG	1,102	143,562
Volkswagen AG, Preference Shares	3,571	361,944
Vonovia SE	13,164	354,499
Zalando SE(b)(c)	3,903	96,355
		33,841,203
Hong Kong-1.54%
AIA Group Ltd.	183,011	2,008,915
CK Asset Holdings Ltd.	33,779	212,748
CK Hutchison Holdings Ltd.	46,710	389,975
CK Infrastructure Holdings Ltd.	12,194	102,640
CLP Holdings Ltd.	29,421	282,847
Futu Holdings Ltd., ADR	1,015	156,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Henderson Land Development Co. Ltd.	26,757	$105,746
HKT Trust & HKT Ltd.	65,466	106,179
Hong Kong & China Gas Co. Ltd. (The)	197,406	182,734
Hong Kong Exchanges & Clearing Ltd.	21,147	1,126,168
Hongkong Land Holdings Ltd.	18,881	149,274
Jardine Matheson Holdings Ltd.	2,836	193,337
Link REIT(a)	45,235	227,735
MTR Corp. Ltd.	26,822	114,597
Power Assets Holdings Ltd.(a)	24,179	199,785
Prudential PLC	44,611	671,329
Sino Land Co. Ltd.	60,635	97,217
Sun Hung Kai Properties Ltd.	24,704	432,426
Swire Pacific Ltd., Class A	3,739	40,662
Techtronic Industries Co. Ltd.	25,163	364,798
WH Group Ltd.	144,955	177,258
Wharf Real Estate Investment Co. Ltd.	29,008	90,824
		7,434,022
Ireland-0.46%
AerCap Holdings N.V.	2,905	413,120
AIB Group PLC	37,200	428,569
Bank of Ireland Group PLC	16,616	327,125
Experian PLC	15,970	583,512
Kerry Group PLC, Class A	2,826	239,376
Kingspan Group PLC(a)	2,667	246,635
		2,238,337
Israel-0.86%
Azrieli Group Ltd.	733	116,739
Bank Hapoalim B.M.	21,775	583,353
Bank Leumi le-Israel B.M.	25,909	654,900
Check Point Software Technologies Ltd.(b)	1,467	164,994
Elbit Systems Ltd.	501	416,184
ICL Group Ltd.	14,041	75,073
Israel Discount Bank Ltd., Class A	21,291	236,506
Mizrahi Tefahot Bank Ltd.	2,693	211,444
Nice Ltd.(b)	1,070	109,210
Nova Ltd.(b)	519	258,769
Phoenix Finance Ltd.	4,013	241,097
Teva Pharmaceutical Industries Ltd., ADR(b)	19,972	700,418
Tower Semiconductor Ltd.(b)	1,903	395,977
		4,164,664
Italy-2.60%
Assicurazioni Generali S.p.A.	14,845	664,894
Banca Mediolanum S.p.A.	4,064	89,031
Banca Monte dei Paschi di Siena S.p.A.	34,378	366,273
Banco BPM S.p.A.(a)	19,792	288,243
BPER Banca S.p.A.	25,656	378,535
Coca-Cola HBC AG(b)	3,830	223,088
Davide Campari-Milano N.V.(a)	10,743	79,668
Enel S.p.A.	141,604	1,652,481
Eni S.p.A.	35,609	1,006,381
Ferrari N.V.	2,169	750,202
FinecoBank Banca Fineco S.p.A.	10,634	263,861
Intesa Sanpaolo S.p.A.	242,643	1,647,731
Italgas S.p.A.	10,457	126,254
Leonardo S.p.A.	7,056	440,393
Moncler S.p.A.	4,067	245,406
Poste Italiane S.p.A.(c)	7,958	211,129
Prysmian S.p.A.	4,919	747,843
	Shares	Value
Italy-(continued)
Recordati Industria Chimica e Farmaceutica S.p.A.	1,982	$115,665
Ryanair Holdings PLC	14,685	385,096
Snam S.p.A.	35,096	276,606
Telecom Italia S.p.A.(b)	200,163	157,884
Telecom Italia S.p.A., RSP(b)	104,951	96,856
Telecom Italia S.p.A., Rts., expiring 04/01/2026(b)	265,485	5
Terna S.p.A.	24,485	294,362
UniCredit S.p.A.	24,416	1,885,963
Unipol Assicurazioni S.p.A.	6,226	162,594
		12,556,444
Ivory Coast-0.04%
Endeavour Mining PLC	3,362	202,636
Japan-17.91%
Advantest Corp.	13,338	2,488,068
AEON Co. Ltd.	38,767	373,182
AGC, Inc.	3,397	121,713
Aisin Corp.	8,624	136,624
Ajinomoto Co., Inc.	15,710	504,443
ANA Holdings, Inc.(a)	2,838	47,117
Asahi Group Holdings Ltd.(a)	26,081	256,538
Asahi Kasei Corp.	22,559	221,765
Asics Corp.	12,170	345,268
Astellas Pharma, Inc.	31,517	446,223
Bandai Namco Holdings, Inc.	10,213	234,218
Bridgestone Corp.(a)	19,950	414,185
Canon, Inc.(a)	15,168	389,847
Capcom Co. Ltd.	6,199	130,758
Central Japan Railway Co.	13,408	321,356
Chiba Bank Ltd. (The)(a)	9,874	136,162
Chubu Electric Power Co., Inc.	11,841	203,457
Chugai Pharmaceutical Co. Ltd.	11,797	628,525
Dai Nippon Printing Co. Ltd.	6,771	128,128
Daifuku Co. Ltd.	5,607	244,913
Dai-ichi Life Holdings, Inc.	61,162	559,444
Daiichi Sankyo Co. Ltd.	31,290	507,791
Daikin Industries Ltd.	4,639	654,841
Daito Trust Construction Co. Ltd.	5,104	114,694
Daiwa House Industry Co. Ltd.	9,796	298,599
Daiwa Securities Group, Inc.	23,224	218,395
Denso Corp.	30,332	362,062
Disco Corp.	1,597	759,097
East Japan Railway Co.	16,799	366,353
Ebara Corp.(a)	7,981	272,752
Eisai Co. Ltd.(a)	4,604	137,677
ENEOS Holdings, Inc.	47,071	394,947
FANUC Corp.	16,302	719,421
Fast Retailing Co. Ltd.	3,250	1,528,458
Fuji Electric Co. Ltd.	2,330	195,637
FUJIFILM Holdings Corp.	19,502	358,564
Fujikura Ltd.	26,514	1,022,010
Fujitsu Ltd.	30,683	615,260
Hankyu Hanshin Holdings, Inc.	4,111	119,060
Hikari Tsushin, Inc.	339	82,243
Hitachi Ltd.	79,757	2,533,713
Honda Motor Co. Ltd.	64,294	521,211
Hoya Corp.	5,908	1,102,226
Hulic Co. Ltd.(a)	8,103	91,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Ibiden Co. Ltd.	4,129	$352,816
Idemitsu Kosan Co. Ltd.	13,405	114,588
IHI Corp.	17,855	325,820
Inpex Corp.	15,387	400,758
Isuzu Motors Ltd.(a)	9,225	126,985
ITOCHU Corp.	103,420	1,280,469
Japan Airlines Co. Ltd.(a)	2,661	41,807
Japan Exchange Group, Inc.	17,306	205,947
Japan Post Bank Co. Ltd.	31,116	533,448
Japan Post Holdings Co. Ltd.	31,114	360,486
Japan Post Insurance Co. Ltd.	9,640	93,906
Japan Tobacco, Inc.	20,937	779,256
JFE Holdings, Inc.(a)	9,964	109,323
JX Advanced Metals Corp.	9,673	299,811
Kajima Corp.	7,310	285,431
Kansai Electric Power Co., Inc. (The)(a)	16,483	263,808
Kao Corp.	8,124	302,442
Kawasaki Heavy Industries Ltd.	12,920	265,360
Kawasaki Kisen Kaisha Ltd.(a)	6,138	99,975
KDDI Corp.	51,013	834,005
Keyence Corp.	3,335	1,528,187
Kikkoman Corp.	11,868	107,721
Kioxia Holdings Corp.(b)	3,340	807,368
Kirin Holdings Co. Ltd.	13,457	212,001
Komatsu Ltd.	16,613	710,655
Konami Group Corp.	1,758	210,887
Kubota Corp.	17,115	279,125
Kyocera Corp.	22,326	387,565
Kyowa Kirin Co. Ltd.	4,285	64,496
Lasertec Corp.	1,283	354,254
LY Corp.	47,857	125,754
M3, Inc.(a)	7,988	76,870
Makita Corp.	3,930	145,793
Marubeni Corp.	24,494	952,421
MatsukiyoCocokara & Co.	5,864	85,355
MINEBEA MITSUMI, Inc.	6,545	130,729
Mitsubishi Chemical Group Corp.(a)	22,259	130,367
Mitsubishi Corp.	56,126	1,795,807
Mitsubishi Electric Corp.	33,073	1,325,982
Mitsubishi Estate Co. Ltd.	18,438	524,948
Mitsubishi HC Capital, Inc.(a)	15,348	139,274
Mitsubishi Heavy Industries Ltd.	55,811	1,664,135
Mitsubishi UFJ Financial Group, Inc.	196,340	3,523,448
Mitsui & Co. Ltd.	43,010	1,613,305
Mitsui Fudosan Co. Ltd.	45,941	502,666
Mitsui OSK Lines Ltd.(a)	6,033	227,673
Mizuho Financial Group, Inc.	43,324	1,861,266
MonotaRO Co. Ltd.(a)	4,366	51,865
MS&AD Insurance Group Holdings, Inc.	22,327	573,569
Murata Manufacturing Co. Ltd.	29,108	964,421
NEC Corp.	22,526	598,618
Nexon Co. Ltd.	6,495	109,547
Nidec Corp.(b)	14,476	222,772
Nintendo Co. Ltd.	19,253	940,934
Nippon Building Fund, Inc.	150	125,845
Nippon Paint Holdings Co. Ltd.	16,455	103,683
Nippon Sanso Holdings Corp.	3,030	106,722
Nippon Steel Corp.(a)	84,157	309,528
Nippon Yusen K.K.(a)	7,151	256,752
Nissan Motor Co. Ltd.(a)(b)	38,755	88,587
	Shares	Value
Japan-(continued)
Nitori Holdings Co. Ltd.(a)	7,016	$101,332
Nitto Denko Corp.	11,839	224,965
Nomura Holdings, Inc.	52,398	419,297
Nomura Research Institute Ltd.	6,519	175,778
NTT, Inc.	520,287	506,306
Obayashi Corp.	11,103	260,789
OBIC Co. Ltd.	5,652	150,048
Olympus Corp.	19,793	194,488
Oracle Corp.	724	40,248
Oriental Land Co. Ltd.	18,793	261,216
ORIX Corp.	20,219	679,849
Osaka Gas Co. Ltd.	6,212	223,005
Otsuka Corp.	3,905	72,369
Otsuka Holdings Co. Ltd.	7,548	549,588
Pan Pacific International Holdings Corp.	33,148	187,307
Panasonic Holdings Corp.	40,627	830,263
Rakuten Group, Inc.(b)	26,395	128,389
Recruit Holdings Co. Ltd.	24,491	1,133,459
Renesas Electronics Corp.	30,861	623,494
Resona Holdings, Inc.	36,102	451,120
Ryohin Keikaku Co. Ltd.	9,006	208,405
Sanrio Co. Ltd.(a)	15,250	88,786
SBI Holdings, Inc.	9,950	200,579
SCREEN Holdings Co. Ltd.	2,844	188,380
Secom Co. Ltd.	6,914	251,496
Seibu Holdings, Inc.	3,701	87,010
Sekisui Chemical Co. Ltd.	6,521	99,831
Sekisui House Ltd.(a)	10,332	224,753
Seven & i Holdings Co. Ltd.(a)	36,267	432,213
Shimadzu Corp.	4,096	95,122
Shimano, Inc.	1,271	133,219
Shimizu Corp.	8,727	168,445
Shin-Etsu Chemical Co. Ltd.	29,328	1,349,033
Shionogi & Co. Ltd.	13,230	267,029
Shiseido Co. Ltd.(a)	7,137	145,633
SMC Corp.	917	450,496
SoftBank Corp.	500,098	703,199
SoftBank Group Corp.	64,615	2,205,060
Sompo Holdings, Inc.	15,398	572,494
Sony Financial Group, Inc.	105,844	94,869
Sony Group Corp.	107,075	2,143,230
Subaru Corp.	10,243	152,426
Sumitomo Corp.	18,947	703,817
Sumitomo Electric Industries Ltd.	12,461	819,575
Sumitomo Metal Mining Co. Ltd.	4,360	267,809
Sumitomo Mitsui Financial Group, Inc.	63,736	2,248,304
Sumitomo Mitsui Trust Group, Inc.	11,103	370,855
Sumitomo Realty & Development Co. Ltd.	10,634	329,334
Suntory Beverage & Food Ltd.(a)	2,450	70,537
Suzuki Motor Corp.(a)	27,383	305,943
Sysmex Corp.	8,815	77,766
T&D Holdings, Inc.	7,991	193,421
Taisei Corp.	2,631	285,035
Takeda Pharmaceutical Co. Ltd.	27,759	927,173
TDK Corp.	33,795	617,330
Terumo Corp.	23,255	295,614
TIS, Inc.	3,741	81,457
Toho Co. Ltd.	9,023	83,100
Tokio Marine Holdings, Inc.	32,000	1,464,094
Tokyo Electron Ltd.	7,773	2,288,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyo Gas Co. Ltd.	5,481	$232,555
Tokyu Corp.	8,668	92,092
TOPPAN Holdings, Inc.	4,081	121,186
Toray Industries, Inc.	24,125	173,046
Toyota Industries Corp.(a)(b)	560	72,883
Toyota Motor Corp.	164,915	3,162,582
Toyota Tsusho Corp.	11,981	469,874
Tsuruha Holdings, Inc.	4,019	52,839
Unicharm Corp.	19,436	113,432
West Japan Railway Co.(a)	7,134	129,013
Yamaha Motor Co. Ltd.(a)	15,895	111,539
Yokogawa Electric Corp.	3,905	135,833
Yokohama Financial Group, Inc.	17,910	169,850
Zensho Holdings Co. Ltd.	1,611	88,705
ZOZO, Inc.	8,130	54,512
		86,410,083
Luxembourg-0.13%
ArcelorMittal S.A.	7,426	430,898
CVC Capital Partners PLC(a)(c)	3,879	59,008
Eurofins Scientific SE(a)	2,083	144,720
		634,626
Macau-0.05%
Galaxy Entertainment Group Ltd.	34,585	147,529
Sands China Ltd.	42,485	89,126
		236,655
Mexico-0.04%
Fresnillo PLC	3,864	170,384
Netherlands-4.09%
ABN AMRO Bank N.V., CVA(c)	10,142	352,932
Adyen N.V.(b)(c)	409	461,303
Akzo Nobel N.V.(a)	2,988	175,296
argenx SE(b)	1,068	837,128
ASM International N.V.	840	821,333
ASML Holding N.V.	6,744	9,743,787
ASR Nederland N.V.	2,766	209,997
BE Semiconductor Industries N.V.(a)	1,260	368,380
Euronext N.V.(c)	1,358	227,201
EXOR N.V.	1,615	126,621
Heineken Holding N.V.(a)	2,272	161,368
Heineken N.V.	4,992	388,428
ING Groep N.V.	50,860	1,471,208
Koninklijke Ahold Delhaize N.V.	15,612	731,960
Koninklijke KPN N.V.	67,693	361,807
Koninklijke Philips N.V.	13,422	353,862
Magnum Ice Cream Co. N.V. (The)(b)	8,646	126,400
Nebius Group N.V., Class A(b)	3,700	511,451
NN Group N.V.	4,716	412,599
Prosus N.V.(b)	22,791	1,102,818
Randstad N.V.(a)	1,956	57,929
Universal Music Group N.V.(a)	19,154	401,408
Wolters Kluwer N.V.	4,055	316,313
		19,721,529
New Zealand-0.17%
Auckland International Airport Ltd.	29,527	143,646
Contact Energy Ltd.	15,114	84,660
Fisher & Paykel Healthcare Corp. Ltd.	10,236	219,842
Infratil Ltd.	16,662	122,325
	Shares	Value
New Zealand-(continued)
Meridian Energy Ltd.	23,738	$79,425
Xero Ltd.(b)	2,862	167,847
		817,745
Nigeria-0.02%
Airtel Africa PLC(c)	14,932	72,015
Norway-0.50%
Aker BP ASA	5,495	213,937
DNB Bank ASA	15,427	465,278
Equinor ASA	13,344	540,851
Gjensidige Forsikring ASA	3,574	99,988
Kongsberg Gruppen ASA	7,638	254,390
Mowi ASA	8,114	179,294
Norsk Hydro ASA	24,106	265,801
Orkla ASA	12,203	149,899
SalMar ASA	1,226	73,938
Telenor ASA	10,744	176,378
		2,419,754
Poland-0.02%
InPost S.A.(a)(b)	4,577	82,052
Portugal-0.15%
Banco Comercial Portugues S.A., Class R	131,574	140,565
EDP S.A.	54,644	297,892
Galp Energia SGPS S.A.	7,259	169,701
Jeronimo Martins SGPS S.A.	4,938	118,513
		726,671
Singapore-1.22%
CapitaLand Ascendas REIT	68,215	133,995
CapitaLand Integrated Commercial Trust	105,968	197,251
CapitaLand Investment Ltd.	42,316	92,749
DBS Group Holdings Ltd.	37,066	1,708,132
Grab Holdings Ltd., Class A(b)	41,283	157,701
Keppel Ltd.	25,378	217,093
Keppel REIT	2,821	1,985
Oversea-Chinese Banking Corp. Ltd.	58,983	1,017,012
Sea Ltd., ADR(b)	6,681	567,083
Sembcorp Industries Ltd.	16,096	84,421
Singapore Airlines Ltd.(a)	27,216	134,714
Singapore Exchange Ltd.	14,867	254,057
Singapore Technologies Engineering Ltd.	27,134	229,811
Singapore Telecommunications Ltd.	129,400	468,385
United Overseas Bank Ltd.	21,908	623,552
		5,887,941
South Africa-0.20%
Anglo American PLC	19,483	962,770
South Korea-0.02%
Delivery Hero SE(b)(c)	3,511	85,408
Spain-2.85%
Acciona S.A.	403	117,246
ACS Actividades de Construccion y Servicios S.A.	3,133	451,344
Aena S.M.E. S.A.(a)(c)	13,068	356,739
Amadeus IT Group S.A.	7,831	451,636
Banco Bilbao Vizcaya Argentaria S.A.	99,432	2,194,577
Banco de Sabadell S.A.	87,473	338,960
Banco Santander S.A.(a)	255,849	3,120,360
Bankinter S.A.	11,730	195,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Spain-(continued)
CaixaBank S.A.	67,837	$863,013
Cellnex Telecom S.A.(c)	8,629	290,326
EDP Renovaveis S.A.	5,696	95,193
Endesa S.A.	5,513	247,125
Grifols S.A.(a)	5,170	54,485
Iberdrola S.A.	111,475	2,612,111
Indra Sistemas S.A.(a)	1,261	72,489
Industria de Diseno Textil S.A.(a)	18,982	1,135,506
Mapfre S.A.(a)	16,790	82,151
Naturgy Energy Group S.A.	4,229	132,996
Redeia Corp. S.A.	7,068	123,676
Repsol S.A.	19,649	527,526
Telefonica S.A.(a)	64,154	289,348
		13,751,907
Sweden-2.78%
Addtech AB, Class B	4,551	166,794
Alfa Laval AB(a)	5,070	304,477
Assa Abloy AB, Class B(a)	17,470	670,989
Atlas Copco AB, Class A(a)	46,768	896,910
Atlas Copco AB, Class B	27,154	462,048
Beijer Ref AB(a)	7,103	100,425
Boliden AB	4,949	259,608
Epiroc AB, Class A	11,481	330,764
Epiroc AB, Class B	6,781	168,618
EQT AB(a)	8,622	280,758
Essity AB, Class B	10,489	277,861
Evolution AB(c)	2,308	162,321
Fastighets AB Balder, Class B(b)	12,987	77,530
H & M Hennes & Mauritz AB, Class B	8,618	154,353
Hexagon AB, Class B(a)	36,143	394,043
Holmen AB, Class B(a)	1,260	43,380
Industrivarden AB, Class A	2,138	113,348
Industrivarden AB, Class C	2,694	141,453
Indutrade AB	4,763	102,686
Investment AB Latour, Class B(a)	2,604	59,656
Investor AB, Class B(a)	31,712	1,284,386
L E Lundbergforetagen AB, Class B	1,401	81,040
Lifco AB, Class B(a)	4,062	127,547
NIBE Industrier AB, Class B(a)	26,388	119,708
Saab AB, Class B	5,606	339,598
Sagax AB, Class B(a)	3,930	78,049
Sandvik AB(a)	18,565	779,360
Securitas AB, Class B(a)	8,558	143,331
Skandinaviska Enskilda Banken AB, Class A	26,364	520,721
Skanska AB, Class B	5,956	160,523
SKF AB, Class B	5,965	149,880
Spotify Technology S.A.(b)	2,697	1,204,345
Svenska Cellulosa AB S.C.A., Class B(a)	10,589	121,084
Svenska Handelsbanken AB, Class A	25,378	359,873
Swedbank AB, Class A	14,807	522,333
Swedish Orphan Biovitrum AB, Class B(b)	3,400	159,174
Tele2 AB, Class B	9,538	195,165
Telefonaktiebolaget LM Ericsson, Class B	48,723	580,014
Telia Co. AB	41,073	214,306
Trelleborg AB, Class B	3,533	144,761
Volvo AB, Class B	27,658	962,073
		13,415,293
Switzerland-5.70%
ABB Ltd.	27,284	2,757,027
	Shares	Value
Switzerland-(continued)
Avolta AG(b)	1,552	$85,692
Banque Cantonale Vaudoise(a)	527	82,968
Barry Callebaut AG(a)	54	80,866
Belimo Holding AG	173	158,285
BKW AG	370	73,895
Chocoladefabriken Lindt & Spruengli AG	1	129,129
Chocoladefabriken Lindt & Spruengli AG, PC	22	269,615
Cie Financiere Richemont S.A.	9,364	1,795,506
DSM-Firmenich AG	3,006	224,400
EMS-Chemie Holding AG	142	120,936
Galderma Group AG, Class A(b)	3,137	657,533
Geberit AG	569	384,164
Givaudan S.A.	166	591,436
Helvetia Baloise Holding AG	1,395	382,145
Julius Baer Group Ltd.	3,569	293,098
Kuehne + Nagel International AG, Class R(a)	856	200,866
Logitech International S.A., Class R	2,657	262,044
Lonza Group AG	1,228	754,325
Nestle S.A.	44,728	4,524,194
Partners Group Holding AG(a)	380	412,767
Roche Holding AG(b)	12,197	4,965,829
Roche Holding AG, BR	548	229,002
Sandoz Group AG	7,268	582,469
Schindler Holding AG	393	131,475
Schindler Holding AG, PC	708	247,308
SGS S.A.	2,864	310,037
Sika AG(b)	2,654	489,135
Sonova Holding AG, Class A	883	193,388
Straumann Holding AG	1,944	210,791
Swatch Group AG (The), BR(a)	513	118,975
Swiss Life Holding AG	509	597,083
Swiss Prime Site AG(b)	1,403	242,916
Swisscom AG	461	389,578
UBS Group AG(b)	55,266	2,443,431
VAT Group AG(c)	492	369,284
Zurich Insurance Group AG	2,522	1,756,816
		27,518,408
United Kingdom-9.72%
3i Group PLC	17,307	601,059
Admiral Group PLC	4,556	209,040
Associated British Foods PLC(a)	5,626	139,900
AstraZeneca PLC	26,934	5,102,850
Auto Trader Group PLC(c)	15,061	101,173
Aviva PLC	53,233	450,853
BAE Systems PLC	52,299	1,452,591
Barclays PLC	243,101	1,426,934
Barratt Redrow PLC	23,681	80,539
British American Tobacco PLC	38,062	2,238,526
BT Group PLC	104,119	305,666
Bunzl PLC	5,656	186,196
Centrica PLC	82,182	239,697
Coca-Cola Europacific Partners PLC	3,652	345,370
Compass Group PLC	29,555	835,136
Diageo PLC	38,765	782,711
Entain PLC	10,988	80,989
GSK PLC	70,773	1,852,900
Haleon PLC	155,067	715,080
Halma PLC	6,596	396,378
HSBC Holdings PLC	298,264	5,480,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Imperial Brands PLC	13,318	$505,280
Informa PLC	22,529	243,246
International Consolidated Airlines Group S.A.	20,569	103,712
Intertek Group PLC	2,676	172,142
J Sainsbury PLC	29,928	133,545
JD Sports Fashion PLC	47,032	43,115
Kingfisher PLC	30,278	118,896
Land Securities Group PLC	12,342	99,169
Legal & General Group PLC	99,182	339,890
Lloyds Banking Group PLC	1,030,729	1,399,118
London Stock Exchange Group PLC	7,981	1,034,144
M&G PLC	39,791	163,311
Marks & Spencer Group PLC	35,802	160,847
Melrose Industries PLC	21,970	143,972
National Grid PLC(a)	86,381	1,544,112
NatWest Group PLC	139,894	1,114,220
Next PLC	2,060	363,059
Pearson PLC	10,052	148,130
Reckitt Benckiser Group PLC	11,296	717,746
RELX PLC	31,754	1,156,336
Rentokil Initial PLC	43,967	296,001
Rolls-Royce Holdings PLC	146,519	2,354,429
Sage Group PLC (The)	16,783	199,885
Schroders PLC	12,612	99,168
Segro PLC	22,371	211,602
Severn Trent PLC	4,738	210,328
Shell PLC	98,959	4,493,070
Smith & Nephew PLC	14,028	216,764
Smiths Group PLC	5,674	195,625
Spirax Group PLC	1,266	123,385
SSE PLC	21,012	751,272
Standard Chartered PLC	33,866	861,188
Standard Life PLC	12,222	125,566
Tesco PLC	113,161	740,289
Unilever PLC	37,930	2,208,806
United Utilities Group PLC	11,863	234,941
Verisure PLC(b)	3,437	42,923
Vodafone Group PLC	333,431	529,797
Whitbread PLC	3,010	91,370
Wise PLC, Class A(b)	11,625	166,021
		46,880,354
United States-2.86%
A.P. Moller - Maersk A/S, Class A	44	103,423
A.P. Moller - Maersk A/S, Class B(a)	59	140,014
Aegon Ltd.	23,019	190,652
Alcon AG(a)	8,687	647,924
BP PLC	273,915	2,165,239
Buzzi S.p.A.	1,407	76,999
Ferrovial N.V.	8,969	615,600
Holcim AG(b)	8,868	823,334
InterContinental Hotels Group PLC	2,505	358,168
Monday.com Ltd.(b)	749	49,337
Novartis AG	33,004	4,873,284
Qiagen N.V.	3,566	121,580
Sanofi S.A.	19,248	1,800,240
Stellantis N.V.(b)	35,094	257,388
Sunbelt Rentals Holdings, Inc.	7,371	553,261
	Shares	Value
United States-(continued)
Swiss Re AG	5,191	$835,463
Tenaris S.A.	6,536	208,532
		13,820,438
Total Common Stocks & Other Equity Interests (Cost $334,624,977)		374,214,459
	Principal Amount
Equity Linked Notes-5.21%
Canada-1.05%
Bank of Montreal (iShares MSCI EAFE ETF), 131.25%, 05/08/2026(c)	1,480,000	1,513,118
Bank of Montreal (iShares MSCI EAFE ETF), 115.50%, 05/15/2026(c)	912,000	922,734
Canadian Imperial Bank of Commerce (iShares MSCI EAFE ETF), 100.20%, 05/13/2026(c)	1,707,000	1,722,740
Canadian Imperial Bank of Commerce (iShares MSCI EAFE ETF), 104.50%, 05/20/2026(c)	888,000	895,212
		5,053,804
France-1.53%
BNP Paribas S.A. (iShares MSCI EAFE ETF), 120.89%, 05/22/2026(c)	1,535,000	1,551,296
Societe Generale S.A. (iShares MSCI EAFE ETF), 116.85%, 05/12/2026(c)	1,596,000	1,632,767
Societe Generale S.A. (iShares MSCI EAFE ETF), 117.60%, 05/21/2026(c)	868,000	889,166
Societe Generale S.A. (iShares MSCI EAFE ETF), 98.87%, 05/28/2026(c)	1,540,000	1,534,849
Societe Generale S.A. (iShares MSCI EAFE ETF), 125.40%, 05/29/2026(c)	1,804,000	1,773,920
		7,381,998
United Kingdom-0.27%
Barclays PLC (iShares MSCI EAFE ETF), 125.00%, 05/07/2026(c)	1,300,000	1,325,711
United States-2.36%
Citigroup, Inc. (iShares MSCI EAFE ETF), 104.80%, 05/26/2026(c)	1,484,000	1,500,784
J.P. Morgan, 106.00%, 05/27/2026(c)	1,701,000	1,708,222
JPMorgan Chase & Co. (iShares MSCI EAFE ETF), 105.68%, 05/11/2026(c)	974,000	993,865
JPMorgan Chase & Co. (iShares MSCI EAFE ETF), 108.00%, 05/19/2026(c)	916,000	915,728
JPMorgan Chase & Co. (iShares MSCI EAFE ETF), 111.29%, 05/21/2026(c)	880,000	884,579
Morgan Stanley (iShares MSCI EAFE ETF), 107.76%, 06/01/2026(c)	1,356,000	1,356,000
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 145.95%, 05/06/2026(c)	1,781,000	1,789,581
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 103.91%, 05/18/2026(c)	945,000	938,463
Wells Fargo & Co. (iShares MSCI EAFE ETF), 117.03%, 05/14/2026(c)	1,294,000	1,309,840
		11,397,062
Total Equity Linked Notes (Cost $24,961,000)		25,158,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Money Market Funds-16.73%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(d)(e) (Cost $80,714,213)	80,714,213	$80,714,213
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $440,300,190)		480,087,247
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.55%
Invesco Private Government Fund, 3.63%(d)(e)(f)	4,764,682	4,764,682
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	12,381,165	$12,382,403
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,147,085)		17,147,085
TOTAL INVESTMENTS IN SECURITIES-103.06% (Cost $457,447,275)		497,234,332
OTHER ASSETS LESS LIABILITIES-(3.06)%		(14,785,093)
NET ASSETS-100.00%		$482,449,239

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $29,109,452, which represented 6.03% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$43,461,647	$78,915,514	$(41,662,948)	$-	$-	$80,714,213	$1,188,563
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,026,786	11,106,359	(8,368,463)	-	-	4,764,682	50,851 *
Invesco Private Prime Fund	5,273,730	27,393,219	(20,283,101)	29	(1,474)	12,382,403	137,496 *
Total	$50,762,163	$117,415,092	$(70,314,512)	$29	$(1,474)	$97,861,298	$1,376,910

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Hedged Advantage ETF (QQHG)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-97.10%
Aerospace & Defense-0.50%
Boeing Co. (The)(b)	34	$7,787
General Dynamics Corp.	19	6,542
General Electric Co.	63	18,265
Howmet Aerospace, Inc.	58	14,096
Northrop Grumman Corp.	10	5,795
RTX Corp.	66	11,621
		64,106
Apparel Retail-0.40%
TJX Cos., Inc. (The)	327	51,257
Application Software-4.58%
AppFolio, Inc., Class A(b)	83	13,868
Aurora Innovation, Inc.(b)	2,635	15,494
Bentley Systems, Inc., Class B	510	16,636
CCC Intelligent Solutions Holdings, Inc.(b)	1,871	9,804
DocuSign, Inc.(b)	217	9,980
Dynatrace, Inc.(b)	757	27,411
Elastic N.V.(b)	204	9,472
Fair Isaac Corp.(b)	10	10,250
Guidewire Software, Inc.(b)	94	13,009
HubSpot, Inc.(b)	38	8,427
Manhattan Associates, Inc.(b)	112	15,444
Nutanix, Inc., Class A(b)	650	26,578
Palantir Technologies, Inc., Class A(b)	1,544	214,786
Pegasystems, Inc.	167	6,104
Procore Technologies, Inc.(b)	193	10,920
PTC, Inc.(b)	191	26,033
Sailpoint, Inc.(b)	710	8,108
Salesforce, Inc.	225	39,719
Samsara, Inc., Class A(b)	282	8,105
Trimble, Inc.(b)	441	29,688
Tyler Technologies, Inc.(b)	73	24,903
Zoom Communications, Inc., Class A(b)	401	38,957
		583,696
Asset Management & Custody Banks-0.16%
BlackRock, Inc.	6	6,394
KKR & Co., Inc., Class A	130	13,564
		19,958
Automobile Manufacturers-3.39%
Tesla, Inc.(b)	1,133	432,387
Automotive Retail-0.15%
AutoZone, Inc.(b)	3	11,112
Carvana Co.(b)	21	8,312
		19,424
Biotechnology-2.18%
AbbVie, Inc.	229	48,392
Apellis Pharmaceuticals, Inc.(b)	329	13,473
Biogen, Inc.(b)	111	21,010
BioMarin Pharmaceutical, Inc.(b)	446	24,044
Caris Life Sciences, Inc.(b)	422	8,018
Exelixis, Inc.(b)	351	15,605
Halozyme Therapeutics, Inc.(b)	144	9,167
Incyte Corp.(b)	201	19,149
Ionis Pharmaceuticals, Inc.(b)	179	13,382
Moderna, Inc.(b)	122	5,605
	Shares	Value
Biotechnology-(continued)
Natera, Inc.(b)	91	$18,761
Neurocrine Biosciences, Inc.(b)	128	16,854
Revolution Medicines, Inc.(b)	85	12,250
Roivant Sciences Ltd.(b)	390	11,127
Summit Therapeutics, Inc.(b)	692	14,850
United Therapeutics Corp.(b)	28	15,998
Viking Therapeutics, Inc.(b)	312	9,728
		277,413
Broadcasting-0.08%
Fox Corp., Class A	158	10,031
Broadline Retail-5.52%
Amazon.com, Inc.(b)	2,589	686,240
Coupang, Inc. (South Korea)(b)	454	9,071
eBay, Inc.	76	7,865
		703,176
Building Products-0.29%
Johnson Controls International PLC	105	15,333
Trane Technologies PLC	44	21,672
		37,005
Casinos & Gaming-0.14%
DraftKings, Inc., Class A(b)	450	10,494
Flutter Entertainment PLC (Ireland)(b)	63	6,800
		17,294
Communications Equipment-1.27%
Arista Networks, Inc.(b)	172	29,706
Ciena Corp.(b)	33	17,410
F5, Inc.(b)	70	22,673
Motorola Solutions, Inc.	112	49,171
Ubiquiti, Inc.	43	43,517
		162,477
Construction & Engineering-0.09%
Quanta Services, Inc.	15	10,917
Construction Machinery & Heavy Transportation Equipment-0.23%
Caterpillar, Inc.	33	29,374
Construction Materials-0.09%
Martin Marietta Materials, Inc.	18	11,143
Consumer Staples Merchandise Retail-3.36%
BJ’s Wholesale Club Holdings, Inc.(b)	354	33,237
Costco Wholesale Corp.	324	328,708
Dollar General Corp.	94	10,893
Dollar Tree, Inc.(b)	87	8,449
Target Corp.	358	46,450
		427,737
Copper-0.15%
Freeport-McMoRan, Inc.	121	6,991
Southern Copper Corp. (Mexico)	71	12,190
		19,181
Data Center REITs-0.13%
Equinix, Inc.	15	16,242
Data Processing & Outsourced Services-0.05%
Broadridge Financial Solutions, Inc.	44	6,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Distillers & Vintners-0.10%
Constellation Brands, Inc., Class A	83	$12,996
Diversified Banks-0.09%
JPMorgan Chase & Co.	37	11,589
Diversified Support Services-0.05%
RB Global, Inc. (Canada)	58	6,049
Education Services-0.09%
Grand Canyon Education, Inc.(b)	70	11,835
Electric Utilities-1.01%
Duke Energy Corp.	385	49,877
NextEra Energy, Inc.	138	13,507
PPL Corp.	147	5,504
Southern Co. (The)	621	60,051
		128,939
Electrical Components & Equipment-0.27%
AMETEK, Inc.	52	12,246
Eaton Corp. PLC	35	15,156
Emerson Electric Co.	46	6,460
		33,862
Electronic Components-0.32%
Amphenol Corp., Class A	167	24,594
Corning, Inc.	100	16,424
		41,018
Electronic Equipment & Instruments-0.12%
Keysight Technologies, Inc.(b)	42	14,696
Electronic Manufacturing Services-0.26%
Flex Ltd.(b)	177	16,204
Jabil, Inc.	52	17,550
		33,754
Environmental & Facilities Services-0.65%
Republic Services, Inc.	159	33,266
Rollins, Inc.	356	19,840
Veralto Corp.	81	7,144
Waste Management, Inc.	98	22,790
		83,040
Fertilizers & Agricultural Chemicals-0.18%
Corteva, Inc.	281	22,764
Financial Exchanges & Data-0.07%
S&P Global, Inc.	21	9,056
Food Distributors-0.38%
Performance Food Group Co.(b)	151	13,675
Sysco Corp.	213	15,913
US Foods Holding Corp.(b)	200	18,698
		48,286
Food Retail-0.74%
Albertson’s Cos., Inc., Class A	686	11,559
Casey’s General Stores, Inc.	30	24,665
Kroger Co. (The)	432	29,406
Maplebear, Inc.(b)	412	17,448
Sprouts Farmers Market, Inc.(b)	133	10,886
		93,964
Gas Utilities-0.10%
Atmos Energy Corp.	67	12,729
	Shares	Value
Gold-0.15%
Newmont Corp.	81	$8,998
Royal Gold, Inc.	41	9,569
		18,567
Health Care Distributors-0.16%
Cencora, Inc.	33	10,164
McKesson Corp.	13	10,598
		20,762
Health Care Equipment-1.06%
Abbott Laboratories	295	26,783
Becton, Dickinson and Co.	42	6,260
Boston Scientific Corp.(b)	320	18,435
Edwards Lifesciences Corp.(b)	191	15,948
Medtronic PLC	202	16,356
ResMed, Inc.	60	12,829
STERIS PLC	39	8,458
Stryker Corp.	97	30,568
		135,637
Health Care REITs-0.25%
Welltower, Inc.	147	31,949
Heavy Electrical Equipment-0.08%
GE Vernova, Inc.	10	10,835
Home Improvement Retail-0.56%
Home Depot, Inc. (The)	146	48,005
Lowe’s Cos., Inc.	96	22,924
		70,929
Homefurnishing Retail-0.05%
Williams-Sonoma, Inc.	34	6,161
Hotels, Resorts & Cruise Lines-0.61%
Hilton Worldwide Holdings, Inc.	173	56,064
Royal Caribbean Cruises Ltd.	31	8,177
Viking Holdings Ltd.(b)	162	13,269
		77,510
Household Products-0.52%
Procter & Gamble Co. (The)	451	66,338
Industrial Gases-0.08%
Air Products and Chemicals, Inc.	33	9,902
Industrial Machinery & Supplies & Components-0.39%
Illinois Tool Works, Inc.	37	9,546
Parker-Hannifin Corp.	44	40,015
		49,561
Industrial REITs-0.19%
Prologis, Inc.	170	24,143
Integrated Oil & Gas-0.38%
Chevron Corp.	116	22,424
Exxon Mobil Corp.	167	25,773
		48,197
Integrated Telecommunication Services-1.27%
AT&T, Inc.	2,890	75,516
Verizon Communications, Inc.	1,806	86,742
		162,258
Interactive Media & Services-11.12%
Alphabet, Inc., Class C	2,511	959,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Interactive Media & Services-(continued)
Meta Platforms, Inc., Class A	729	$446,082
Pinterest, Inc., Class A(b)	613	12,052
		1,417,185
Internet Services & Infrastructure-0.79%
Akamai Technologies, Inc.(b)	106	10,916
Cloudflare, Inc., Class A(b)	38	7,789
GoDaddy, Inc., Class A(b)	126	10,936
Okta, Inc.(b)	165	12,152
Snowflake, Inc., Class A(b)	82	11,190
Twilio, Inc., Class A(b)	233	34,498
VeriSign, Inc.	50	13,433
		100,914
IT Consulting & Other Services-0.85%
Accenture PLC, Class A	183	32,704
Amdocs Ltd.	169	10,929
EPAM Systems, Inc.(b)	82	9,330
Gartner, Inc.(b)	52	7,721
Globant S.A.(b)	124	5,113
International Business Machines Corp.	187	43,193
		108,990
Life Sciences Tools & Services-0.29%
Danaher Corp.	99	17,716
Thermo Fisher Scientific, Inc.	39	18,679
		36,395
Managed Health Care-0.10%
UnitedHealth Group, Inc.	35	12,967
Movies & Entertainment-2.45%
Liberty Media Corp.-Liberty Formula One(b)	70	5,544
Live Nation Entertainment, Inc.(b)	36	5,686
Netflix, Inc.(b)	2,787	260,891
Spotify Technology S.A. (Sweden)(b)	15	6,698
TKO Group Holdings, Inc.	46	8,560
Walt Disney Co. (The)	240	24,900
		312,279
Multi-Sector Holdings-0.10%
Berkshire Hathaway, Inc., Class B(b)	27	12,787
Multi-Utilities-0.49%
CenterPoint Energy, Inc.	350	15,278
Public Service Enterprise Group, Inc.	308	25,151
Sempra	111	10,558
WEC Energy Group, Inc.	100	11,794
		62,781
Oil & Gas Equipment & Services-0.10%
SLB Ltd.	223	12,684
Oil & Gas Storage & Transportation-0.06%
Williams Cos., Inc. (The)	109	8,318
Packaged Foods & Meats-0.23%
General Mills, Inc.	347	12,253
Hershey Co. (The)	41	7,615
McCormick & Co., Inc.	182	9,253
		29,121
Passenger Ground Transportation-0.10%
Uber Technologies, Inc.(b)	166	12,385
	Shares	Value
Pharmaceuticals-0.64%
Eli Lilly and Co.	12	$11,215
Johnson & Johnson	121	27,812
Merck & Co., Inc.	155	16,923
Pfizer, Inc.	555	14,819
Zoetis, Inc.	95	10,922
		81,691
Property & Casualty Insurance-0.10%
Progressive Corp. (The)	64	12,882
Publishing-0.19%
New York Times Co. (The), Class A	160	12,645
News Corp., Class A	418	11,002
		23,647
Rail Transportation-0.29%
Norfolk Southern Corp.	40	12,633
Union Pacific Corp.	90	24,253
		36,886
Real Estate Services-0.05%
CBRE Group, Inc., Class A(b)	48	6,851
Restaurants-1.02%
Cava Group, Inc.(b)	129	12,050
Chipotle Mexican Grill, Inc.(b)	586	19,918
Darden Restaurants, Inc.	72	14,441
McDonald’s Corp.	158	46,387
Restaurant Brands International, Inc. (Canada)	156	12,586
Texas Roadhouse, Inc.	109	17,548
Yum! Brands, Inc.	48	7,663
		130,593
Semiconductor Materials & Equipment-4.62%
Amkor Technology, Inc.	116	8,091
Applied Materials, Inc.	601	237,088
Entegris, Inc.	114	16,117
Lam Research Corp.	936	241,357
MKS, Inc.	76	21,565
Onto Innovation, Inc.(b)	63	18,589
Qnity Electronics, Inc.	135	18,989
Teradyne, Inc.	80	27,478
		589,274
Semiconductors-24.33%
Advanced Micro Devices, Inc.(b)	1,074	380,722
Allegro MicroSystems, Inc.(b)	241	11,689
Broadcom, Inc.	1,128	470,861
Cirrus Logic, Inc.(b)	191	31,148
First Solar, Inc.(b)	33	6,662
GLOBALFOUNDRIES, Inc.(b)	402	25,969
Intel Corp.(b)	3,278	309,706
Lattice Semiconductor Corp.(b)	185	22,622
MACOM Technology Solutions Holdings, Inc.(b)	169	47,592
Marvell Technology, Inc.	707	116,761
Micron Technology, Inc.	719	371,838
NVIDIA Corp.	6,014	1,200,214
ON Semiconductor Corp.(b)	369	37,199
Qorvo, Inc.(b)	299	28,172
Skyworks Solutions, Inc.	384	26,945
Universal Display Corp.	149	12,976
		3,101,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Soft Drinks & Non-alcoholic Beverages-0.81%
Coca-Cola Co. (The)	1,316	$103,648
Specialty Chemicals-0.39%
Ecolab, Inc.	113	29,448
Sherwin-Williams Co. (The)	65	20,904
		50,352
Steel-0.10%
Reliance, Inc.	36	13,050
Systems Software-6.47%
Dolby Laboratories, Inc., Class A	275	17,639
Gen Digital, Inc.	639	12,326
GitLab, Inc., Class A(b)	383	8,480
Microsoft Corp.	1,817	740,936
Oracle Corp.	47	7,585
SentinelOne, Inc., Class A(b)	504	7,137
ServiceNow, Inc.(b)	352	31,085
		825,188
Technology Hardware, Storage & Peripherals-7.53%
Apple, Inc.	3,468	941,042
NetApp, Inc.	109	12,074
Pure Storage, Inc., Class A(b)	95	6,787
		959,903
Tobacco-0.48%
Altria Group, Inc.	438	31,821
Philip Morris International, Inc. (Switzerland)	175	28,887
		60,708
	Shares	Value
Trading Companies & Distributors-0.08%
W.W. Grainger, Inc.	9	$10,452
Transaction & Payment Processing Services-0.38%
Mastercard, Inc., Class A	39	19,614
Visa, Inc., Class A	87	28,696
		48,310
Total Common Stocks & Other Equity Interests (Cost $9,291,693)		12,378,236
Options Purchased-3.71%
(Cost $756,462)†		472,821
Money Market Funds-0.88%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(c)(d) (Cost $112,193)	112,193	112,193
TOTAL INVESTMENTS IN SECURITIES-101.69% (Cost $10,160,348)		12,963,250
OTHER ASSETS LESS LIABILITIES-(1.69)%		(214,968)
NET ASSETS-100.00%		$12,748,282

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$415,021	$(302,828)	$-	$-	$112,193	$768

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	11/20/2026	34	$261	$887,400	$38,012
Nasdaq-100 Micro Index	Put	06/18/2026	35	235	822,500	4,095
Nasdaq-100 Micro Index	Put	10/16/2026	38	247	938,600	24,700
Nasdaq-100 Micro Index	Put	07/17/2026	20	260	520,000	9,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
April 30, 2026
(Unaudited)
Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Nasdaq-100 Micro Index	Put	12/18/2026	38	$252	$957,600	$37,240
Nasdaq-100 Micro Index	Put	08/21/2026	34	260	884,000	23,120
Nasdaq-100 Micro Index	Put	02/19/2027	38	260	988,000	51,794
Nasdaq-100 Micro Index	Put	01/15/2027	38	255	969,000	42,940
Nasdaq-100 Micro Index	Put	03/19/2027	42	249	1,045,800	48,426
Nasdaq-100 Micro Index	Put	09/18/2026	42	263	1,104,600	37,380
Nasdaq-100 Micro Index	Put	05/21/2027	38	275	1,045,000	79,724
Nasdaq-100 Micro Index	Put	04/16/2027	38	275	1,045,000	75,430
Total Index Options Purchased						$472,821

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	07/17/2026	20	$171	$(342,000)	$(480)
Nasdaq-100 Micro Index	Put	06/18/2026	17	155	(263,500)	(187)
Nasdaq-100 Micro Index	Put	11/20/2026	17	196	(333,200)	(3,782)
Nasdaq-100 Micro Index	Put	08/21/2026	17	173	(294,100)	(893)
Nasdaq-100 Micro Index	Put	09/18/2026	21	177	(371,700)	(1,691)
Nasdaq-100 Micro Index	Put	10/16/2026	19	185	(351,500)	(2,508)
Nasdaq-100 Micro Index	Put	12/18/2026	19	189	(359,100)	(4,750)
Nasdaq-100 Micro Index	Put	02/19/2027	19	195	(370,500)	(6,460)
Nasdaq-100 Micro Index	Put	01/15/2027	19	191	(362,900)	(5,177)
Nasdaq-100 Micro Index	Put	03/19/2027	21	187	(392,700)	(6,993)
Nasdaq-100 Micro Index	Put	04/16/2027	19	175	(332,500)	(5,130)
Nasdaq-100 Micro Index	Put	05/21/2027	19	206	(391,400)	(10,412)
Equity Risk
Nasdaq-100 Micro Index	Call	05/08/2026	109	269	(2,932,100)	(49,595)
Nasdaq-100 Micro Index	Call	05/15/2026	114	285	(3,249,000)	(3,762)
Nasdaq-100 Micro Index	Call	05/22/2026	113	292	(3,299,600)	(2,260)
Total Exchange-Traded Options Written						$(104,080)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-76.80%
Aerospace & Defense-0.12%
Axon Enterprise, Inc.(b)	2,035	$817,582
Apparel Retail-0.28%
Ross Stores, Inc.	8,193	1,866,284
Application Software-3.94%
Adobe, Inc.(b)	10,328	2,541,721
AppLovin Corp., Class A(b)	7,774	3,469,925
Autodesk, Inc.(b)	5,373	1,273,401
Cadence Design Systems, Inc.(b)	6,990	2,303,834
Datadog, Inc., Class A(b)	8,315	1,099,160
Intuit, Inc.	7,003	2,720,666
Palantir Technologies, Inc., Class A(b)	58,033	8,072,971
Roper Technologies, Inc.	2,603	923,570
Strategy, Inc., Class A(b)	7,955	1,316,155
Synopsys, Inc.(b)	4,854	2,342,540
Workday, Inc., Class A(b)	5,396	660,470
		26,724,413
Automobile Manufacturers-2.58%
Tesla, Inc.(b)	45,780	17,471,021
Automotive Retail-0.31%
O’Reilly Automotive, Inc.(b)	21,230	2,110,262
Biotechnology-2.25%
Alnylam Pharmaceuticals, Inc.(b)	3,362	1,040,505
Amgen, Inc.	13,653	4,727,351
Gilead Sciences, Inc.	31,441	4,113,741
Insmed, Inc.(b)	5,459	744,226
Regeneron Pharmaceuticals, Inc.	2,635	1,863,103
Vertex Pharmaceuticals, Inc.(b)	6,434	2,749,763
		15,238,689
Broadline Retail-4.44%
Amazon.com, Inc.(b)	98,468	26,099,928
MercadoLibre, Inc. (Brazil)(b)	1,282	2,298,152
PDD Holdings, Inc., ADR (China)(b)	16,913	1,689,270
		30,087,350
Cable & Satellite-0.44%
Charter Communications, Inc., Class A(b)	3,209	530,031
Comcast Corp., Class A	90,873	2,457,206
		2,987,237
Cargo Ground Transportation-0.17%
Old Dominion Freight Line, Inc.	5,276	1,120,781
Communications Equipment-1.35%
Cisco Systems, Inc.	100,028	9,152,562
Construction & Engineering-0.19%
Ferrovial N.V.	18,218	1,255,402
Construction Machinery & Heavy Transportation Equipment-0.23%
PACCAR, Inc.	13,321	1,582,535
Consumer Staples Merchandise Retail-4.09%
Costco Wholesale Corp.	11,238	11,401,288
Walmart, Inc.	123,763	16,328,053
		27,729,341
	Shares	Value
Diversified Support Services-0.38%
Cintas Corp.	10,130	$1,769,812
Copart, Inc.(b)	24,517	811,758
		2,581,570
Electric Utilities-1.07%
American Electric Power Co., Inc.	13,696	1,877,858
Constellation Energy Corp.	9,169	2,869,897
Exelon Corp.	25,900	1,191,141
Xcel Energy, Inc.	15,804	1,310,942
		7,249,838
Health Care Equipment-0.96%
Dexcom, Inc.(b)	9,745	580,314
GE HealthCare Technologies, Inc.	11,539	702,033
IDEXX Laboratories, Inc.(b)	2,016	1,130,573
Intuitive Surgical, Inc.(b)	8,992	4,114,829
		6,527,749
Hotels, Resorts & Cruise Lines-1.08%
Airbnb, Inc., Class A(b)	10,725	1,505,361
Booking Holdings, Inc.	20,055	3,376,460
Marriott International, Inc., Class A	6,711	2,427,301
		7,309,122
Human Resource & Employment Services-0.44%
Automatic Data Processing, Inc.	10,197	2,161,152
Paychex, Inc.	9,093	842,285
		3,003,437
Industrial Conglomerates-0.51%
Honeywell International, Inc.	16,101	3,450,927
Industrial Gases-0.87%
Linde PLC	11,732	5,879,375
Interactive Home Entertainment-0.34%
Electronic Arts, Inc.	6,342	1,283,431
Take-Two Interactive Software, Inc.(b)	4,691	1,002,748
		2,286,179
Interactive Media & Services-8.29%
Alphabet, Inc., Class A	53,405	20,550,244
Alphabet, Inc., Class C	49,883	19,052,313
Meta Platforms, Inc., Class A	27,055	16,555,225
		56,157,782
Internet Services & Infrastructure-0.56%
Shopify, Inc., Class A (Canada)(b)	31,048	3,760,844
IT Consulting & Other Services-0.09%
Cognizant Technology Solutions Corp., Class A	12,114	640,831
Movies & Entertainment-1.73%
Netflix, Inc.(b)	106,918	10,008,594
Warner Bros. Discovery, Inc.(b)	62,803	1,698,821
		11,707,415
Oil & Gas Equipment & Services-0.26%
Baker Hughes Co., Class A	25,028	1,743,701
Oil & Gas Exploration & Production-0.22%
Diamondback Energy, Inc.	7,145	1,469,226
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Packaged Foods & Meats-0.39%
Kraft Heinz Co. (The)	29,979	$679,324
Mondelez International, Inc., Class A	32,463	1,994,527
		2,673,851
Rail Transportation-0.32%
CSX Corp.	47,093	2,139,435
Real Estate Services-0.05%
CoStar Group, Inc.(b)	10,633	368,008
Research & Consulting Services-0.25%
Thomson Reuters Corp. (Canada)(b)(c)	11,261	1,077,565
Verisk Analytics, Inc.	3,493	644,424
		1,721,989
Restaurants-0.71%
DoorDash, Inc., Class A(b)	10,384	1,751,261
Starbucks Corp.	28,851	3,038,876
		4,790,137
Semiconductor Materials & Equipment-3.70%
Applied Materials, Inc.	20,100	7,929,249
ASML Holding N.V., New York Shares (Netherlands)	2,226	3,203,192
KLA Corp.	3,317	5,805,911
Lam Research Corp.	31,620	8,153,533
		25,091,885
Semiconductors-19.15%
Advanced Micro Devices, Inc.(b)	41,285	14,635,120
Analog Devices, Inc.	12,366	4,974,347
ARM Holdings PLC, ADR(b)(c)	3,535	743,481
Broadcom, Inc.	43,489	18,153,613
Intel Corp.(b)	126,491	11,950,870
Marvell Technology, Inc.	22,064	3,643,870
Microchip Technology, Inc.	13,703	1,273,146
Micron Technology, Inc.	28,503	14,740,611
Monolithic Power Systems, Inc.	1,244	2,008,326
NVIDIA Corp.	222,901	44,484,352
NXP Semiconductors N.V. (Netherlands)	6,402	1,879,563
QUALCOMM, Inc.	27,022	4,852,611
Texas Instruments, Inc.	22,988	6,461,467
		129,801,377
Soft Drinks & Non-alcoholic Beverages-1.40%
Coca-Cola Europacific Partners PLC (United Kingdom)	11,607	1,097,674
Keurig Dr Pepper, Inc.	34,410	1,011,654
Monster Beverage Corp.(b)	24,776	1,909,486
PepsiCo, Inc.	34,606	5,484,705
		9,503,519
Systems Software-5.38%
CrowdStrike Holdings, Inc., Class A(b)	6,387	2,847,005
Fortinet, Inc.(b)	18,734	1,579,464
Microsoft Corp.	68,113	27,775,119
Palo Alto Networks, Inc.(b)	20,663	3,705,289
Zscaler, Inc.(b)	4,069	531,737
		36,438,614
Technology Hardware, Storage & Peripherals-7.10%
Apple, Inc.	134,669	36,542,433
Sandisk Corp.(b)	3,738	4,098,754
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Seagate Technology Holdings PLC	5,521	$3,719,167
Western Digital Corp.	8,589	3,732,092
		48,092,446
Trading Companies & Distributors-0.19%
Fastenal Co.	29,081	1,306,609
Transaction & Payment Processing Services-0.17%
PayPal Holdings, Inc.	23,316	1,169,064
Wireless Telecommunication Services-0.80%
T-Mobile US, Inc.	27,902	5,454,841
Total Common Stocks & Other Equity Interests (Cost $423,650,496)		520,463,230
	Principal Amount
Equity Linked Notes-4.27%
Diversified Banks-3.64%
BNP Paribas S.A. (NASDAQ 100 Stock Index), 178.74%, 05/11/2026(d)	$1,392,000	951,495
Citigroup, Inc. (NASDAQ 100 Stock Index), 178.54%, 05/06/2026(d)	3,109,000	1,645,957
Citigroup, Inc. (NASDAQ 100 Stock Index), 223.70%, 05/21/2026(d)	1,192,000	1,183,098
Citigroup, Inc. (NASDAQ 100 Stock Index), 181.75%, 05/27/2026(d)	2,037,000	2,060,489
Citigroup, Inc. (NASDAQ 100 Stock Index), 183.46%, 05/29/2026(d)	1,905,000	1,922,450
Citigroup, Inc. (NASDAQ 100 Stock Index), 165.73%, 06/01/2026(d)	2,541,000	2,541,000
J.P. Morgan, 199.02%, 05/18/2026(d)	1,232,000	1,167,436
JPMorgan Chase & Co. (NASDAQ 100 Stock Index), 209.12%, 05/14/2026(d)	1,717,000	1,516,458
JPMorgan Chase & Co. (NASDAQ 100 Stock Index), 195.25%, 05/20/2026(d)	1,321,000	1,230,101
JPMorgan Chase & Co. (NASDAQ 100 Stock Index), 198.20%, 05/21/2026(d)	1,020,000	1,025,228
JPMorgan Chase & Co. (NASDAQ 100 Stock Index), 170.19%, 05/28/2026(d)	2,222,000	2,219,747
Mizuho Markets Cayman L.P. (NASDAQ 100 Stock Index), 207.10%, 05/22/2026(d)	2,002,000	1,973,978
Royal Bank of Canada (NASDAQ 100 Stock Index), 202.75%, 05/15/2026(d)	2,117,000	1,938,080
Royal Bank of Canada (NASDAQ 100 Stock Index), 178.66%, 05/26/2026(d)	1,456,000	1,475,333
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 206.20%, 05/07/2026(d)	1,046,000	651,714
Wells Fargo & Co. (NASDAQ 100 Stock Index), 203.53%, 05/08/2026(d)	1,776,000	1,176,777
		24,679,341
Diversified Capital Markets-0.63%
UBS Group AG (NASDAQ 100 Stock Index), 202.69%, 05/12/2026(d)	1,851,000	1,305,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Capital Markets-(continued)
UBS Group AG (NASDAQ 100 Stock Index), 194.62%, 05/13/2026(d)	$1,326,000	$1,054,003
UBS Group AG (NASDAQ 100 Stock Index), 204.86%, 05/19/2026(d)	2,007,000	1,883,750
		4,243,500
Total Equity Linked Notes (Cost $33,269,000)		28,922,841
	Shares
Money Market Funds-18.88%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(e)(f) (Cost $127,974,726)	127,974,726	127,974,726
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $584,894,222)		677,360,797
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.16%
Invesco Private Government Fund, 3.63%(e)(f)(g)	294,676	$294,676
Invesco Private Prime Fund, 3.78%(e)(f)(g)	765,188	765,265
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,059,941)		1,059,941
TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $585,954,163)		678,420,738
OTHER ASSETS LESS LIABILITIES-(0.11)%		(724,082)
NET ASSETS-100.00%		$677,696,656

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $28,922,841, which represented 4.27% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$81,835,754	$94,854,778	$(48,715,806)	$-	$-	$127,974,726	$1,779,273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	100,203	9,102,674	(8,908,201)	-	-	294,676	6,239 *
Invesco Private Prime Fund	405,221	16,529,979	(16,169,589)	-	(346)	765,265	16,253 *
Total	$82,341,178	$120,487,431	$(73,793,596)	$-	$(346)	$129,034,667	$1,801,765

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-73.16%
Communication Services-8.07%
Alphabet, Inc., Class A	4,488	$1,726,982
Alphabet, Inc., Class C	3,605	1,376,894
AT&T, Inc.	5,396	140,997
Charter Communications, Inc., Class A(b)	66	10,901
Comcast Corp., Class A	2,766	74,793
EchoStar Corp., Class A(b)(c)	104	12,807
Electronic Arts, Inc.	174	35,212
Fox Corp., Class A(c)	155	9,841
Fox Corp., Class B	109	6,215
Live Nation Entertainment, Inc.(b)(c)	122	19,269
Meta Platforms, Inc., Class A	1,686	1,031,680
Netflix, Inc.(b)	3,255	304,701
News Corp., Class A	285	7,501
News Corp., Class B	94	2,865
Omnicom Group, Inc.	243	18,643
Paramount Skydance Corp.	240	2,458
Take-Two Interactive Software, Inc.(b)	134	28,644
TKO Group Holdings, Inc.	51	9,491
T-Mobile US, Inc.	365	71,357
Trade Desk, Inc. (The), Class A(b)	339	7,997
Verizon Communications, Inc.	3,251	156,146
Walt Disney Co. (The)	1,366	141,722
Warner Bros. Discovery, Inc.(b)	1,910	51,665
		5,248,781
Consumer Discretionary-7.30%
Airbnb, Inc., Class A(b)	326	45,757
Amazon.com, Inc.(b)	7,530	1,995,902
Aptiv PLC(b)	164	9,883
AutoZone, Inc.(b)	13	48,152
Best Buy Co., Inc.	150	9,074
Booking Holdings, Inc.	625	105,225
Carnival Corp.	887	23,514
Carvana Co.(b)	109	43,142
Chipotle Mexican Grill, Inc.(b)	1,004	34,126
D.R. Horton, Inc.	208	32,003
Darden Restaurants, Inc.	89	17,850
Deckers Outdoor Corp.(b)	109	11,140
Domino’s Pizza, Inc.	24	8,146
DoorDash, Inc., Class A(b)	288	48,571
eBay, Inc.	348	36,011
Expedia Group, Inc.	90	22,353
Ford Motor Co.	3,021	36,494
Garmin Ltd.	126	31,644
General Motors Co.	697	53,592
Genuine Parts Co.	107	11,474
Hasbro, Inc.	103	9,872
Hilton Worldwide Holdings, Inc.	177	57,360
Home Depot, Inc. (The)	767	252,190
Las Vegas Sands Corp.	233	12,724
Lennar Corp., Class A	166	14,990
Lowe’s Cos., Inc.	432	103,157
lululemon athletica, Inc.(b)	82	11,291
Marriott International, Inc., Class A	170	61,487
McDonald’s Corp.	549	161,181
MGM Resorts International(b)	148	5,763
NIKE, Inc., Class B	918	40,723
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	351	$6,381
NVR, Inc.(b)	2	12,632
O’Reilly Automotive, Inc.(b)	649	64,511
Pool Corp.	25	5,333
PulteGroup, Inc.	148	18,109
Ralph Lauren Corp.	30	10,759
Ross Stores, Inc.	249	56,720
Royal Caribbean Cruises Ltd.	194	51,169
Starbucks Corp.	878	92,480
Tapestry, Inc.	156	22,626
Tesla, Inc.(b)	2,168	827,374
TJX Cos., Inc. (The)	856	134,178
Tractor Supply Co.	407	14,286
Ulta Beauty, Inc.(b)	34	18,274
Williams-Sonoma, Inc.	92	16,671
Wynn Resorts Ltd.	65	6,962
Yum! Brands, Inc.	214	34,165
		4,747,421
Consumer Staples-3.61%
Altria Group, Inc.	1,294	94,009
Archer-Daniels-Midland Co.	370	27,580
Brown-Forman Corp., Class B(c)	132	3,402
Bunge Global S.A.	104	13,215
Campbell’s Co. (The)(c)	152	3,160
Casey’s General Stores, Inc.	27	22,198
Church & Dwight Co., Inc.	182	17,665
Clorox Co. (The)	93	8,969
Coca-Cola Co. (The)	2,984	235,020
Colgate-Palmolive Co.	621	53,009
Conagra Brands, Inc.	369	5,295
Constellation Brands, Inc., Class A	108	16,911
Costco Wholesale Corp.	342	346,969
Dollar General Corp.	170	19,700
Dollar Tree, Inc.(b)	143	13,887
Estee Lauder Cos., Inc. (The), Class A	191	14,652
General Mills, Inc.	411	14,512
Hershey Co. (The)	114	21,174
Hormel Foods Corp.	225	4,831
J.M. Smucker Co. (The)	82	8,038
Kenvue, Inc.	1,477	25,892
Keurig Dr Pepper, Inc.	1,047	30,782
Kimberly-Clark Corp.	256	25,198
Kraft Heinz Co. (The)	657	14,888
Kroger Co. (The)	449	30,563
McCormick & Co., Inc.	195	9,914
Molson Coors Beverage Co., Class B	131	5,599
Mondelez International, Inc., Class A	988	60,703
Monster Beverage Corp.(b)	550	42,388
PepsiCo, Inc.	1,053	166,890
Philip Morris International, Inc. (Switzerland)	1,200	198,084
Procter & Gamble Co. (The)	1,791	263,438
Sysco Corp.	369	27,568
Target Corp.	349	45,283
Tyson Foods, Inc., Class A	217	13,903
Walmart, Inc.	3,379	445,791
		2,351,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Energy-2.56%
APA Corp.	273	$11,119
Baker Hughes Co., Class A	762	53,089
Chevron Corp.	1,445	279,333
ConocoPhillips	944	118,736
Coterra Energy, Inc.	585	21,007
Devon Energy Corp.	478	24,555
Diamondback Energy, Inc.	144	29,611
EOG Resources, Inc.	418	58,758
EQT Corp.	481	28,898
Expand Energy Corp.	184	18,796
Exxon Mobil Corp.	3,221	497,097
Halliburton Co.	646	27,326
Kinder Morgan, Inc.	1,509	49,601
Marathon Petroleum Corp.	227	56,362
Occidental Petroleum Corp.	554	33,561
ONEOK, Inc.	485	44,843
Phillips 66	311	55,716
SLB Ltd.	1,153	65,583
Targa Resources Corp.	165	42,913
Texas Pacific Land Corp.	45	19,965
Valero Energy Corp.	235	59,356
Williams Cos., Inc. (The)	941	71,808
		1,668,033
Financials-8.80%
Aflac, Inc.	360	40,921
Allstate Corp. (The)	200	43,452
American Express Co.	413	133,420
American International Group, Inc.	414	30,967
Ameriprise Financial, Inc.	70	33,235
Aon PLC, Class A	165	51,422
Apollo Global Management, Inc.(c)	358	46,082
Arch Capital Group Ltd.(b)	276	26,071
Ares Management Corp., Class A	159	18,667
Arthur J. Gallagher & Co.	198	40,867
Assurant, Inc.	39	9,215
Bank of America Corp.	5,115	273,448
Bank of New York Mellon Corp. (The)	531	71,350
Berkshire Hathaway, Inc., Class B(b)	1,413	669,197
BlackRock, Inc.	111	118,282
Blackstone, Inc., Class A	574	72,083
Block, Inc., Class A(b)	422	29,755
Brown & Brown, Inc.	226	13,594
Capital One Financial Corp.	482	92,207
Cboe Global Markets, Inc.	81	24,307
Charles Schwab Corp. (The)	1,288	118,032
Chubb Ltd.	280	91,560
Cincinnati Financial Corp.	120	19,632
Citigroup, Inc.	1,347	172,389
Citizens Financial Group, Inc.	328	21,336
CME Group, Inc., Class A	278	80,014
Coinbase Global, Inc., Class A(b)	172	32,296
Corpay, Inc.(b)	54	16,549
Erie Indemnity Co., Class A	20	4,379
Everest Group Ltd.	31	11,060
FactSet Research Systems, Inc.	29	6,600
Fidelity National Information Services, Inc.	399	18,565
Fifth Third Bancorp	694	35,227
Fiserv, Inc.(b)	415	26,000
Franklin Resources, Inc.	237	7,103
	Shares	Value
Financials-(continued)
Global Payments, Inc.	183	$13,169
Globe Life, Inc.	61	9,412
Goldman Sachs Group, Inc. (The)	231	213,391
Hartford Insurance Group, Inc. (The)	215	29,414
Huntington Bancshares, Inc.	1,540	25,810
Interactive Brokers Group, Inc., Class A	343	27,269
Intercontinental Exchange, Inc.	438	69,243
Invesco Ltd.(d)	342	8,964
Jack Henry & Associates, Inc.	56	8,610
JPMorgan Chase & Co.	2,078	650,892
KeyCorp	722	15,963
KKR & Co., Inc., Class A	529	55,196
Loews Corp.	130	14,639
M&T Bank Corp.	117	25,580
Marsh & McLennan Cos., Inc.	373	62,556
Mastercard, Inc., Class A	628	315,834
MetLife, Inc.	424	33,962
Moody’s Corp.	118	54,498
Morgan Stanley	927	176,677
MSCI, Inc.	57	33,710
Nasdaq, Inc.	346	31,801
Northern Trust Corp.	144	23,953
PayPal Holdings, Inc.	710	35,599
PNC Financial Services Group, Inc. (The)	311	69,353
Principal Financial Group, Inc.	152	15,338
Progressive Corp. (The)	452	90,979
Prudential Financial, Inc.	268	26,293
Raymond James Financial, Inc.	135	21,373
Regions Financial Corp.	669	19,100
Robinhood Markets, Inc., Class A(b)	609	44,390
S&P Global, Inc.	236	101,770
State Street Corp.	215	32,861
Synchrony Financial	268	20,422
T. Rowe Price Group, Inc.(c)	169	17,387
TPG, Inc.(b)(e)	172	0
Travelers Cos., Inc. (The)	167	50,958
Truist Financial Corp.	973	50,110
U.S. Bancorp	1,198	67,879
Visa, Inc., Class A	1,296	427,473
W.R. Berkley Corp.	230	15,371
Wells Fargo & Co.	2,384	196,036
Willis Towers Watson PLC	73	18,703
		5,721,222
Health Care-6.22%
Abbott Laboratories	1,340	121,659
AbbVie, Inc.	1,362	287,818
Agilent Technologies, Inc.	218	25,190
Align Technology, Inc.(b)	51	8,977
Amgen, Inc.	415	143,694
Baxter International, Inc.	397	6,979
Becton, Dickinson and Co.	219	32,640
Biogen, Inc.(b)	113	21,389
Bio-Techne Corp.	121	6,694
Boston Scientific Corp.(b)	1,143	65,848
Bristol-Myers Squibb Co.	1,570	95,126
Cardinal Health, Inc.	181	34,911
Cencora, Inc.	150	46,202
Centene Corp.(b)	360	19,328
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b)	38	$6,345
Cigna Group (The)	203	58,988
Cooper Cos., Inc. (The)(b)	151	9,498
CVS Health Corp.	981	81,707
Danaher Corp.	485	86,791
DaVita, Inc.(b)	26	4,034
Dexcom, Inc.(b)	297	17,686
Edwards Lifesciences Corp.(b)	447	37,325
Elevance Health, Inc.	170	63,991
Eli Lilly and Co.	611	571,041
GE HealthCare Technologies, Inc.	351	21,355
Gilead Sciences, Inc.	956	125,083
HCA Healthcare, Inc.	121	52,568
Henry Schein, Inc.(b)	77	5,743
Humana, Inc.	93	21,989
IDEXX Laboratories, Inc.(b)	62	34,770
Incyte Corp.(b)	128	12,195
Insulet Corp.(b)	54	9,296
Intuitive Surgical, Inc.(b)	274	125,385
IQVIA Holdings, Inc.(b)	131	20,746
Johnson & Johnson	1,858	427,061
Labcorp Holdings, Inc.	64	16,435
McKesson Corp.	94	76,629
Medtronic PLC	988	79,998
Merck & Co., Inc.	1,913	208,861
Mettler-Toledo International, Inc.(b)	16	20,426
Moderna, Inc.(b)	268	12,312
Pfizer, Inc.	4,383	117,026
Quest Diagnostics, Inc.	85	16,507
Regeneron Pharmaceuticals, Inc.	78	55,151
ResMed, Inc.	112	23,947
Revvity, Inc.	87	7,536
Solventum Corp.(b)	114	7,679
STERIS PLC	76	16,483
Stryker Corp.	265	83,509
Thermo Fisher Scientific, Inc.	290	138,898
UnitedHealth Group, Inc.	698	258,595
Universal Health Services, Inc., Class B	43	7,236
Vertex Pharmaceuticals, Inc.(b)	196	83,766
Viatris, Inc.	888	13,267
Waters Corp.(b)	76	23,501
West Pharmaceutical Services, Inc.	55	16,367
Zimmer Biomet Holdings, Inc.	153	12,612
Zoetis, Inc.	325	37,365
		4,044,158
Industrials-6.45%
3M Co.	406	59,487
A.O. Smith Corp.	87	5,380
Allegion PLC	66	9,074
AMETEK, Inc.	177	41,684
Automatic Data Processing, Inc.	310	65,701
Axon Enterprise, Inc.(b)	61	24,507
Boeing Co. (The)(b)	605	138,563
Broadridge Financial Solutions, Inc.	90	13,858
Builders FirstSource, Inc.(b)	85	6,723
C.H. Robinson Worldwide, Inc.	91	16,545
Carrier Global Corp.	606	40,705
Caterpillar, Inc.	359	319,550
	Shares	Value
Industrials-(continued)
Cintas Corp.	262	$45,774
Comfort Systems USA, Inc.	27	49,687
Copart, Inc.(b)	686	22,714
CSX Corp.	1,433	65,101
Cummins, Inc.	106	71,127
Deere & Co.	194	114,435
Delta Air Lines, Inc.	501	34,063
Dover Corp.	104	23,547
Eaton Corp. PLC	299	129,470
EMCOR Group, Inc.	35	31,208
Emerson Electric Co.	433	60,811
Equifax, Inc.	93	16,176
Expeditors International of Washington, Inc.	103	15,233
Fastenal Co.	885	39,763
FedEx Corp.	167	67,353
Fortive Corp.	242	14,469
GE Vernova, Inc.	208	225,360
Generac Holdings, Inc.(b)	45	11,665
General Dynamics Corp.	196	67,483
General Electric Co.	808	234,263
Honeywell International, Inc.	489	104,807
Howmet Aerospace, Inc.	309	75,099
Hubbell, Inc.	41	20,835
Huntington Ingalls Industries, Inc.	30	10,929
IDEX Corp.	58	12,635
Illinois Tool Works, Inc.	202	52,118
Ingersoll Rand, Inc.	274	21,882
J.B. Hunt Transport Services, Inc.	58	14,589
Jacobs Solutions, Inc.	91	11,776
Johnson Controls International PLC	472	68,926
L3Harris Technologies, Inc.	144	46,159
Leidos Holdings, Inc.	99	14,773
Lennox International, Inc.	25	13,372
Lockheed Martin Corp.	156	80,803
Masco Corp.	157	11,276
Nordson Corp.	41	11,826
Norfolk Southern Corp.	173	54,639
Northrop Grumman Corp.	103	59,686
Old Dominion Freight Line, Inc.	142	30,165
Otis Worldwide Corp.	300	23,364
PACCAR, Inc.	405	48,114
Parker-Hannifin Corp.	97	88,214
Paychex, Inc.	249	23,065
Pentair PLC	126	10,169
Quanta Services, Inc.	115	83,694
Republic Services, Inc.	155	32,429
Rockwell Automation, Inc.	87	35,575
Rollins, Inc.	226	12,595
RTX Corp.	1,035	182,232
Snap-on, Inc.	40	15,336
Southwest Airlines Co.	379	14,372
Stanley Black & Decker, Inc.	119	9,301
Textron, Inc.	134	12,859
Trane Technologies PLC	171	84,224
TransDigm Group, Inc.	44	51,039
Uber Technologies, Inc.(b)	1,586	118,332
Union Pacific Corp.	457	123,152
United Airlines Holdings, Inc.(b)	249	22,410
United Parcel Service, Inc., Class B	570	62,016
United Rentals, Inc.	49	47,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Veralto Corp.	191	$16,846
Verisk Analytics, Inc.	107	19,740
Vertiv Holdings Co., Class A	295	96,905
W.W. Grainger, Inc.	34	39,486
Waste Management, Inc.	286	66,509
Westinghouse Air Brake Technologies Corp.	131	35,356
Xylem, Inc.	188	22,214
		4,194,354
Information Technology-25.60%
Accenture PLC, Class A	474	84,708
Adobe, Inc.(b)	316	77,768
Advanced Micro Devices, Inc.(b)	1,257	445,594
Akamai Technologies, Inc.(b)	111	11,431
Amphenol Corp., Class A	947	139,465
Analog Devices, Inc.	377	151,652
Apple, Inc.	11,316	3,070,597
Applied Materials, Inc.	612	241,428
AppLovin Corp., Class A(b)	209	93,287
Arista Networks, Inc.(b)	796	137,477
Autodesk, Inc.(b)	163	38,631
Broadcom, Inc.	3,655	1,525,707
Cadence Design Systems, Inc.(b)	210	69,214
CDW Corp.	100	13,691
Ciena Corp.(b)	109	57,506
Cisco Systems, Inc.	3,046	278,709
Cognizant Technology Solutions Corp., Class A	369	19,520
Coherent Corp.(b)	145	46,358
Corning, Inc.	602	98,872
CrowdStrike Holdings, Inc., Class A(b)	194	86,475
Datadog, Inc., Class A(b)	253	33,444
Dell Technologies, Inc., Class C	229	47,849
EPAM Systems, Inc.(b)	43	4,892
F5, Inc.(b)	44	14,252
Fair Isaac Corp.(b)	18	18,450
First Solar, Inc.(b)	83	16,757
Fortinet, Inc.(b)	487	41,059
Gartner, Inc.(b)	54	8,018
Gen Digital, Inc.	425	8,198
GoDaddy, Inc., Class A(b)	104	9,026
Hewlett Packard Enterprise Co.	1,024	29,460
HP, Inc.	708	14,769
Intel Corp.(b)	3,619	341,923
International Business Machines Corp.	721	166,537
Intuit, Inc.	214	83,139
Jabil, Inc.	81	27,337
Keysight Technologies, Inc.(b)	132	46,188
KLA Corp.	101	176,785
Lam Research Corp.	963	248,319
Lumentum Holdings, Inc.(b)	55	49,628
Microchip Technology, Inc.	417	38,743
Micron Technology, Inc.	868	448,895
Microsoft Corp.	5,724	2,334,133
Monolithic Power Systems, Inc.	38	61,348
Motorola Solutions, Inc.	128	56,196
NetApp, Inc.	153	16,948
NVIDIA Corp.	18,731	3,738,146
NXP Semiconductors N.V. (Netherlands)	194	56,956
ON Semiconductor Corp.(b)	304	30,646
	Shares	Value
Information Technology-(continued)
Oracle Corp.	1,307	$210,937
Palantir Technologies, Inc., Class A(b)	1,761	244,973
Palo Alto Networks, Inc.(b)	618	110,820
PTC, Inc.(b)	92	12,540
Qnity Electronics, Inc.	161	22,646
QUALCOMM, Inc.	822	147,615
Roper Technologies, Inc.	82	29,094
Salesforce, Inc.	722	127,455
Sandisk Corp.(b)	114	125,002
Seagate Technology Holdings PLC	168	113,171
ServiceNow, Inc.(b)	806	71,178
Skyworks Solutions, Inc.	116	8,140
Super Micro Computer, Inc.(b)(c)	388	10,631
Synopsys, Inc.(b)	147	70,942
TE Connectivity PLC (Switzerland)	226	47,835
Teledyne Technologies, Inc.(b)	36	23,251
Teradyne, Inc.	121	41,560
Texas Instruments, Inc.	700	196,756
Trimble, Inc.(b)	183	12,319
Tyler Technologies, Inc.(b)	33	11,258
VeriSign, Inc.	64	17,194
Western Digital Corp.	261	113,410
Workday, Inc., Class A(b)	164	20,074
Zebra Technologies Corp., Class A(b)	38	8,598
		16,653,530
Materials-1.42%
Air Products and Chemicals, Inc.	172	51,609
Albemarle Corp.	91	17,900
Amcor PLC(c)	356	13,542
Avery Dennison Corp.	60	9,836
Ball Corp.	207	12,644
CF Industries Holdings, Inc.	120	14,904
Corteva, Inc.	518	41,963
CRH PLC	517	61,223
Dow, Inc.	552	22,350
DuPont de Nemours, Inc.	315	14,383
Ecolab, Inc.	196	51,078
Freeport-McMoRan, Inc.	1,108	64,020
International Flavors & Fragrances, Inc.	197	13,829
International Paper Co.	407	12,381
Linde PLC	360	180,410
LyondellBasell Industries N.V., Class A	198	14,771
Martin Marietta Materials, Inc.	46	28,477
Mosaic Co. (The)	245	5,701
Newmont Corp.	841	93,427
Nucor Corp.	176	39,651
Packaging Corp. of America	69	14,728
PPG Industries, Inc.	173	18,771
Sherwin-Williams Co. (The)	178	57,247
Smurfit WestRock PLC	403	15,471
Steel Dynamics, Inc.	106	24,238
Vulcan Materials Co.	102	30,777
		925,331
Real Estate-1.41%
Alexandria Real Estate Equities, Inc.	120	4,861
American Tower Corp.	361	65,958
AvalonBay Communities, Inc.	109	19,947
BXP, Inc.	114	6,664
Camden Property Trust	80	8,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	224	$31,972
CoStar Group, Inc.(b)	327	11,317
Crown Castle, Inc.	336	29,830
Digital Realty Trust, Inc.	249	50,034
Equinix, Inc.	76	82,295
Equity Residential	265	17,326
Essex Property Trust, Inc.	50	13,161
Extra Space Storage, Inc.	164	23,506
Federal Realty Investment Trust	61	6,765
Healthpeak Properties, Inc.	536	8,667
Host Hotels & Resorts, Inc.	493	10,417
Invitation Homes, Inc.	435	12,515
Iron Mountain, Inc.	228	28,726
Kimco Realty Corp.	520	12,293
Mid-America Apartment Communities, Inc.	90	11,626
Prologis, Inc.	717	101,828
Public Storage	122	36,899
Realty Income Corp.	709	45,546
Regency Centers Corp.	127	9,887
SBA Communications Corp., Class A	82	18,138
Simon Property Group, Inc.	251	51,131
UDR, Inc.	232	8,431
Ventas, Inc.	365	32,069
VICI Properties, Inc.	824	24,061
Welltower, Inc.	538	116,929
Weyerhaeuser Co.	555	13,609
		914,810
Utilities-1.72%
AES Corp. (The)	549	7,933
Alliant Energy Corp.	198	14,539
Ameren Corp.	210	23,867
American Electric Power Co., Inc.	416	57,038
American Water Works Co., Inc.	150	19,263
Atmos Energy Corp.	125	23,748
CenterPoint Energy, Inc.	503	21,956
CMS Energy Corp.	236	18,111
Consolidated Edison, Inc.	278	30,994
Constellation Energy Corp.	240	75,120
Dominion Energy, Inc.	658	42,441
DTE Energy Co.	160	24,270
Duke Energy Corp.	599	77,600
Edison International	297	20,639
Entergy Corp.	347	40,915
Evergy, Inc.	177	14,663
	Shares	Value
Utilities-(continued)
Eversource Energy	289	$20,432
Exelon Corp.	785	36,102
FirstEnergy Corp.	401	19,056
NextEra Energy, Inc.	1,605	157,097
NiSource, Inc.	369	17,815
NRG Energy, Inc.	164	25,515
PG&E Corp.	1,694	28,154
Pinnacle West Capital Corp.	92	9,542
PPL Corp.	570	21,341
Public Service Enterprise Group, Inc.	385	31,439
Sempra	503	47,845
Southern Co. (The)	849	82,098
Vistra Corp.	246	38,829
WEC Energy Group, Inc.	251	29,603
Xcel Energy, Inc.	456	37,825
		1,115,790
Total Common Stocks & Other Equity Interests (Cost $45,620,506)		47,584,510
Money Market Funds-24.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(d)(f) (Cost $15,635,995)	15,635,995	15,635,995
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.20% (Cost $61,256,501)		63,220,505
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.18%
Invesco Private Government Fund, 3.63%(d)(f)(g)	31,929	31,929
Invesco Private Prime Fund, 3.78%(d)(f)(g)	84,498	84,506
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,438)		116,435
TOTAL INVESTMENTS IN SECURITIES-97.38% (Cost $61,372,939)		63,336,940
OTHER ASSETS LESS LIABILITIES-2.62%		1,703,956
NET ASSETS-100.00%		$65,040,896

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$9,622	$20,517	$(22,069)	$(2,062)	$2,956	$8,964	$158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$16,335,707	$125,014,775	$(125,714,487)	$-	$-	$15,635,995	$310,906
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,090	475,984	(488,145)	-	-	31,929	639 *
Invesco Private Prime Fund	114,713	1,154,737	(1,184,904)	9	(49)	84,506	1,767 *
Total	$16,504,132	$126,666,013	$(127,409,605)	$(2,053)	$2,907	$15,761,394	$313,470

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	40	May-2026	$779,096	$(44,359)	$(44,359)
CBOE Volatility Index	40	June-2026	825,812	(17,646)	(17,646)
E-Mini S&P 500 Index	44	June-2026	15,936,250	962,435	962,435
Total Futures Contracts				$900,430	$900,430

(a)	Futures contracts collateralized by $1,776,150 cash held with Bank of America, N.A., the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-75.37%
Advertising-0.27%
Omnicom Group, Inc.	13,808	$1,059,350
Trade Desk, Inc. (The), Class A(b)	40,516	955,772
		2,015,122
Aerospace & Defense-1.57%
Axon Enterprise, Inc.(b)	2,140	859,766
Boeing Co. (The)(b)	5,156	1,180,879
General Dynamics Corp.	3,126	1,076,282
General Electric Co.	3,399	985,472
Howmet Aerospace, Inc.	4,318	1,049,447
Huntington Ingalls Industries, Inc.	2,617	953,347
L3Harris Technologies, Inc.	2,964	950,110
Lockheed Martin Corp.	1,671	865,528
Northrop Grumman Corp.	1,483	859,369
RTX Corp.	5,333	938,981
Textron, Inc.	11,854	1,137,510
TransDigm Group, Inc.	887	1,028,902
		11,885,593
Agricultural & Farm Machinery-0.14%
Deere & Co.	1,835	1,082,411
Agricultural Products & Services-0.30%
Archer-Daniels-Midland Co.	15,266	1,137,928
Bunge Global S.A.	8,807	1,119,105
		2,257,033
Air Freight & Logistics-0.62%
C.H. Robinson Worldwide, Inc.	6,290	1,143,585
Expeditors International of Washington, Inc.	7,842	1,159,753
FedEx Corp.	2,990	1,205,897
United Parcel Service, Inc., Class B	10,961	1,192,557
		4,701,792
Apparel Retail-0.30%
Ross Stores, Inc.	5,084	1,158,084
TJX Cos., Inc. (The)	7,004	1,097,877
		2,255,961
Apparel, Accessories & Luxury Goods-0.42%
lululemon athletica, Inc.(b)	6,790	934,983
Ralph Lauren Corp.	3,251	1,165,938
Tapestry, Inc.	7,593	1,101,289
		3,202,210
Application Software-2.10%
Adobe, Inc.(b)	4,046	995,721
AppLovin Corp., Class A(b)	2,398	1,070,347
Autodesk, Inc.(b)	4,387	1,039,719
Cadence Design Systems, Inc.(b)	3,748	1,235,303
Datadog, Inc., Class A(b)	8,675	1,146,748
Fair Isaac Corp.(b)	951	974,775
Intuit, Inc.	2,502	972,027
Palantir Technologies, Inc., Class A(b)	7,290	1,014,112
PTC, Inc.(b)	6,954	947,830
Roper Technologies, Inc.	3,139	1,113,749
Salesforce, Inc.	5,684	1,003,397
Synopsys, Inc.(b)	2,542	1,226,769
Trimble, Inc.(b)	16,342	1,100,143
	Shares	Value
Application Software-(continued)
Tyler Technologies, Inc.(b)	3,171	$1,081,755
Workday, Inc., Class A(b)	8,017	981,281
		15,903,676
Asset Management & Custody Banks-1.85%
Ameriprise Financial, Inc.	2,450	1,163,236
Ares Management Corp., Class A	10,682	1,254,067
Bank of New York Mellon Corp. (The)	9,439	1,268,318
BlackRock, Inc.	1,167	1,243,555
Blackstone, Inc., Class A	10,296	1,292,972
Franklin Resources, Inc.	44,255	1,326,322
Invesco Ltd.(c)	46,145	1,209,460
KKR & Co., Inc., Class A	12,679	1,322,927
Northern Trust Corp.	7,837	1,303,607
State Street Corp.	8,769	1,340,254
T. Rowe Price Group, Inc.(d)	12,373	1,272,934
TPG, Inc.(b)(e)	13,629	0
		13,997,652
Automobile Manufacturers-0.43%
Ford Motor Co.	91,245	1,102,240
General Motors Co.	14,780	1,136,434
Tesla, Inc.(b)	2,706	1,032,691
		3,271,365
Automotive Parts & Equipment-0.14%
Aptiv PLC(b)	18,168	1,094,804
Automotive Retail-0.48%
AutoZone, Inc.(b)	293	1,085,281
Carvana Co.(b)	3,578	1,416,172
O’Reilly Automotive, Inc.(b)	11,704	1,163,378
		3,664,831
Biotechnology-1.07%
AbbVie, Inc.	4,854	1,025,747
Amgen, Inc.	2,925	1,012,781
Biogen, Inc.(b)	5,804	1,098,581
Gilead Sciences, Inc.	7,566	989,935
Incyte Corp.(b)	11,673	1,112,087
Moderna, Inc.(b)	19,372	889,950
Regeneron Pharmaceuticals, Inc.	1,429	1,010,389
Vertex Pharmaceuticals, Inc.(b)	2,239	956,904
		8,096,374
Brewers-0.14%
Molson Coors Beverage Co., Class B	24,571	1,050,165
Broadcasting-0.31%
Fox Corp., Class A(d)	11,643	739,214
Fox Corp., Class B	8,216	468,476
Paramount Skydance Corp.	111,167	1,138,350
		2,346,040
Broadline Retail-0.35%
Amazon.com, Inc.(b)	5,188	1,375,131
eBay, Inc.	12,062	1,248,176
		2,623,307
Building Products-1.21%
A.O. Smith Corp.	16,230	1,003,663
Allegion PLC	7,536	1,036,049
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Building Products-(continued)
Builders FirstSource, Inc.(b)	12,131	$959,441
Carrier Global Corp.	18,820	1,264,139
Johnson Controls International PLC	8,193	1,196,424
Lennox International, Inc.	2,174	1,162,851
Masco Corp.	17,689	1,270,424
Trane Technologies PLC	2,566	1,263,858
		9,156,849
Cable & Satellite-0.40%
Charter Communications, Inc., Class A(b)(d)	4,920	812,637
Comcast Corp., Class A	36,155	977,631
EchoStar Corp., Class A(b)(d)	9,845	1,212,313
		3,002,581
Cargo Ground Transportation-0.34%
J.B. Hunt Transport Services, Inc.	5,262	1,323,551
Old Dominion Freight Line, Inc.	5,852	1,243,140
		2,566,691
Casinos & Gaming-0.46%
Las Vegas Sands Corp.	20,173	1,101,648
MGM Resorts International(b)	30,446	1,185,567
Wynn Resorts Ltd.(d)	11,034	1,181,852
		3,469,067
Commodity Chemicals-0.33%
Dow, Inc.	32,147	1,301,632
LyondellBasell Industries N.V., Class A	16,393	1,222,918
		2,524,550
Communications Equipment-1.07%
Arista Networks, Inc.(b)	7,997	1,381,162
Ciena Corp.(b)	3,183	1,679,287
Cisco Systems, Inc.	14,177	1,297,195
F5, Inc.(b)	3,823	1,238,270
Lumentum Holdings, Inc.(b)	1,650	1,488,828
Motorola Solutions, Inc.	2,354	1,033,477
		8,118,219
Computer & Electronics Retail-0.14%
Best Buy Co., Inc.	17,499	1,058,515
Construction & Engineering-0.55%
Comfort Systems USA, Inc.	771	1,418,833
EMCOR Group, Inc.	1,528	1,362,472
Quanta Services, Inc.	1,908	1,388,585
		4,169,890
Construction Machinery & Heavy Transportation Equipment-0.66%
Caterpillar, Inc.	1,552	1,381,450
Cummins, Inc.	1,983	1,330,613
PACCAR, Inc.	9,346	1,110,305
Westinghouse Air Brake Technologies Corp.	4,483	1,209,917
		5,032,285
Construction Materials-0.48%
CRH PLC	10,632	1,259,041
Martin Marietta Materials, Inc.	1,858	1,150,232
Vulcan Materials Co.	4,144	1,250,411
		3,659,684
Consumer Electronics-0.15%
Garmin Ltd.	4,675	1,174,079
	Shares	Value
Consumer Finance-0.48%
American Express Co.	3,615	$1,167,826
Capital One Financial Corp.	6,072	1,161,574
Synchrony Financial	16,952	1,291,742
		3,621,142
Consumer Staples Merchandise Retail-0.71%
Costco Wholesale Corp.	1,123	1,139,317
Dollar General Corp.	7,622	883,238
Dollar Tree, Inc.(b)	9,755	947,308
Target Corp.	9,297	1,206,286
Walmart, Inc.	8,953	1,181,169
		5,357,318
Copper-0.14%
Freeport-McMoRan, Inc.	17,960	1,037,729
Data Center REITs-0.32%
Digital Realty Trust, Inc.	6,115	1,228,748
Equinix, Inc.	1,119	1,211,687
		2,440,435
Data Processing & Outsourced Services-0.12%
Broadridge Financial Solutions, Inc.	6,038	929,731
Distillers & Vintners-0.31%
Brown-Forman Corp., Class B(d)	45,632	1,175,937
Constellation Brands, Inc., Class A	7,362	1,152,742
		2,328,679
Distributors-0.29%
Genuine Parts Co.	10,128	1,086,025
Pool Corp.	5,250	1,119,930
		2,205,955
Diversified Banks-1.29%
Bank of America Corp.	21,846	1,167,887
Citigroup, Inc.	10,129	1,296,309
Fifth Third Bancorp	24,527	1,244,991
JPMorgan Chase & Co.	3,848	1,205,309
KeyCorp	56,230	1,243,245
PNC Financial Services Group, Inc. (The)	5,371	1,197,733
U.S. Bancorp	21,157	1,198,756
Wells Fargo & Co.	14,371	1,181,727
		9,735,957
Diversified Financial Services-0.18%
Apollo Global Management, Inc.(d)	10,419	1,341,134
Diversified Support Services-0.26%
Cintas Corp.	5,573	973,659
Copart, Inc.(b)	31,087	1,029,290
		2,002,949
Electric Utilities-2.48%
Alliant Energy Corp.	15,601	1,145,581
American Electric Power Co., Inc.	8,236	1,129,238
Constellation Energy Corp.	3,672	1,149,336
Duke Energy Corp.	8,310	1,076,560
Edison International	15,459	1,074,246
Entergy Corp.	10,416	1,228,151
Evergy, Inc.	13,344	1,105,417
Eversource Energy	14,936	1,055,975
Exelon Corp.	22,126	1,017,575
FirstEnergy Corp.	21,343	1,014,219
NextEra Energy, Inc.	12,065	1,180,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Electric Utilities-(continued)
NRG Energy, Inc.	7,444	$1,158,138
PG&E Corp.	60,908	1,012,291
Pinnacle West Capital Corp.	10,737	1,113,642
PPL Corp.	28,708	1,074,828
Southern Co. (The)	11,223	1,085,264
Xcel Energy, Inc.	13,640	1,131,438
		18,752,821
Electrical Components & Equipment-1.15%
AMETEK, Inc.	4,921	1,158,895
Eaton Corp. PLC	3,111	1,347,094
Emerson Electric Co.	7,927	1,113,268
Generac Holdings, Inc.(b)	5,104	1,323,110
Hubbell, Inc.	2,323	1,180,479
Rockwell Automation, Inc.	2,957	1,209,147
Vertiv Holdings Co., Class A	4,121	1,353,707
		8,685,700
Electronic Components-0.52%
Amphenol Corp., Class A	8,214	1,209,676
Coherent Corp.(b)	4,394	1,404,806
Corning, Inc.	8,207	1,347,917
		3,962,399
Electronic Equipment & Instruments-0.47%
Keysight Technologies, Inc.(b)	3,820	1,336,657
Teledyne Technologies, Inc.(b)	1,659	1,071,465
Zebra Technologies Corp., Class A(b)	5,166	1,168,859
		3,576,981
Electronic Manufacturing Services-0.34%
Jabil, Inc.	4,330	1,461,331
TE Connectivity PLC (Switzerland)	5,383	1,139,366
		2,600,697
Environmental & Facilities Services-0.57%
Republic Services, Inc.	4,931	1,031,664
Rollins, Inc.	19,704	1,098,104
Veralto Corp.	12,100	1,067,220
Waste Management, Inc.	4,668	1,085,543
		4,282,531
Fertilizers & Agricultural Chemicals-0.41%
CF Industries Holdings, Inc.	8,996	1,117,303
Corteva, Inc.	13,757	1,114,455
Mosaic Co. (The)	37,911	882,189
		3,113,947
Financial Exchanges & Data-1.35%
Cboe Global Markets, Inc.	3,811	1,143,643
CME Group, Inc., Class A	3,574	1,028,669
Coinbase Global, Inc., Class A(b)	5,566	1,045,128
FactSet Research Systems, Inc.(d)	5,374	1,223,015
Intercontinental Exchange, Inc.	7,039	1,112,795
Moody’s Corp.	2,474	1,142,617
MSCI, Inc.	2,013	1,190,508
Nasdaq, Inc.	12,921	1,187,569
S&P Global, Inc.	2,585	1,114,730
		10,188,674
Food Distributors-0.13%
Sysco Corp.	13,074	976,759
	Shares	Value
Food Retail-0.30%
Casey’s General Stores, Inc.	1,491	$1,225,825
Kroger Co. (The)	14,982	1,019,825
		2,245,650
Footwear-0.26%
Deckers Outdoor Corp.(b)	10,752	1,098,855
NIKE, Inc., Class B	19,848	880,457
		1,979,312
Gas Utilities-0.15%
Atmos Energy Corp.	6,003	1,140,450
Gold-0.14%
Newmont Corp.	9,506	1,056,022
Health Care Distributors-0.53%
Cardinal Health, Inc.	5,127	988,896
Cencora, Inc.	3,155	971,771
Henry Schein, Inc.(b)	14,437	1,076,856
McKesson Corp.	1,186	966,827
		4,004,350
Health Care Equipment-1.96%
Abbott Laboratories	10,018	909,534
Baxter International, Inc.(d)	61,226	1,076,353
Becton, Dickinson and Co.	6,775	1,009,746
Boston Scientific Corp.(b)	15,865	913,983
Dexcom, Inc.(b)	16,675	992,996
Edwards Lifesciences Corp.(b)	12,979	1,083,747
GE HealthCare Technologies, Inc.	15,220	925,985
IDEXX Laboratories, Inc.(b)	1,850	1,037,480
Insulet Corp.(b)	4,626	796,320
Intuitive Surgical, Inc.(b)	2,237	1,023,674
Medtronic PLC	12,418	1,005,485
ResMed, Inc.	4,603	984,167
STERIS PLC	4,998	1,083,966
Stryker Corp.	3,193	1,006,210
Zimmer Biomet Holdings, Inc.	11,780	971,025
		14,820,671
Health Care Facilities-0.25%
HCA Healthcare, Inc.	2,047	889,319
Universal Health Services, Inc., Class B	5,925	997,000
		1,886,319
Health Care REITs-0.56%
Alexandria Real Estate Equities, Inc.	22,035	892,638
Healthpeak Properties, Inc.	64,731	1,046,700
Ventas, Inc.	12,600	1,107,036
Welltower, Inc.	5,379	1,169,072
		4,215,446
Health Care Services-0.75%
Cigna Group (The)	4,227	1,228,282
CVS Health Corp.	14,593	1,215,451
DaVita, Inc.(b)(d)	6,987	1,083,963
Labcorp Holdings, Inc.	4,091	1,050,569
Quest Diagnostics, Inc.	5,517	1,071,401
		5,649,666
Health Care Supplies-0.42%
Align Technology, Inc.(b)	6,321	1,112,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Health Care Supplies-(continued)
Cooper Cos., Inc. (The)(b)	14,992	$942,997
Solventum Corp.(b)	16,337	1,100,460
		3,156,016
Heavy Electrical Equipment-0.18%
GE Vernova, Inc.	1,276	1,382,495
Home Improvement Retail-0.28%
Home Depot, Inc. (The)	3,151	1,036,049
Lowe’s Cos., Inc.	4,467	1,066,675
		2,102,724
Homebuilding-0.58%
D.R. Horton, Inc.	7,749	1,192,261
Lennar Corp., Class A	11,441	1,033,122
NVR, Inc.(b)	174	1,098,962
PulteGroup, Inc.	8,905	1,089,616
		4,413,961
Homefurnishing Retail-0.14%
Williams-Sonoma, Inc.	5,939	1,076,206
Hotel & Resort REITs-0.16%
Host Hotels & Resorts, Inc.	57,588	1,216,834
Hotels, Resorts & Cruise Lines-1.19%
Airbnb, Inc., Class A(b)	8,283	1,162,602
Booking Holdings, Inc.	6,392	1,076,157
Carnival Corp.	42,551	1,128,027
Expedia Group, Inc.	4,803	1,192,921
Hilton Worldwide Holdings, Inc.	3,716	1,204,244
Marriott International, Inc., Class A	3,387	1,225,044
Norwegian Cruise Line Holdings Ltd.(b)	54,031	982,283
Royal Caribbean Cruises Ltd.	3,860	1,018,114
		8,989,392
Household Products-0.69%
Church & Dwight Co., Inc.	11,096	1,076,978
Clorox Co. (The)	9,864	951,284
Colgate-Palmolive Co.	12,338	1,053,172
Kimberly-Clark Corp.	11,023	1,084,994
Procter & Gamble Co. (The)	7,215	1,061,254
		5,227,682
Human Resource & Employment Services-0.29%
Automatic Data Processing, Inc.	5,181	1,098,061
Paychex, Inc.	11,749	1,088,310
		2,186,371
Independent Power Producers & Energy Traders-0.29%
AES Corp. (The)	77,648	1,122,013
Vistra Corp.	6,882	1,086,255
		2,208,268
Industrial Conglomerates-0.27%
3M Co.	7,115	1,042,490
Honeywell International, Inc.	4,615	989,133
		2,031,623
Industrial Gases-0.31%
Air Products and Chemicals, Inc.	3,971	1,191,499
Linde PLC	2,243	1,124,057
		2,315,556
	Shares	Value
Industrial Machinery & Supplies & Components-1.76%
Dover Corp.	5,262	$1,191,369
Fortive Corp.	19,630	1,173,678
IDEX Corp.	5,674	1,236,081
Illinois Tool Works, Inc.	4,076	1,051,649
Ingersoll Rand, Inc.	12,967	1,035,545
Nordson Corp.	4,046	1,167,069
Otis Worldwide Corp.	12,951	1,008,624
Parker-Hannifin Corp.	1,179	1,072,206
Pentair PLC	12,160	981,433
Snap-on, Inc.	2,982	1,143,299
Stanley Black & Decker, Inc.	15,007	1,172,947
Xylem, Inc.	9,028	1,066,748
		13,300,648
Industrial REITs-0.15%
Prologis, Inc.	8,226	1,168,257
Insurance Brokers-0.69%
Aon PLC, Class A	3,479	1,084,230
Arthur J. Gallagher & Co.	5,274	1,088,553
Brown & Brown, Inc.	16,151	971,483
Marsh & McLennan Cos., Inc.	6,349	1,064,791
Willis Towers Watson PLC	3,819	978,428
		5,187,485
Integrated Oil & Gas-0.44%
Chevron Corp.	5,635	1,089,336
Exxon Mobil Corp.	7,125	1,099,601
Occidental Petroleum Corp.	19,501	1,181,371
		3,370,308
Integrated Telecommunication Services-0.28%
AT&T, Inc.	40,679	1,062,942
Verizon Communications, Inc.	21,328	1,024,384
		2,087,326
Interactive Home Entertainment-0.30%
Electronic Arts, Inc.	5,533	1,119,713
Take-Two Interactive Software, Inc.(b)	5,245	1,121,171
		2,240,884
Interactive Media & Services-0.32%
Alphabet, Inc., Class A	1,972	758,826
Alphabet, Inc., Class C	1,561	596,208
Meta Platforms, Inc., Class A	1,689	1,033,516
		2,388,550
Internet Services & Infrastructure-0.45%
Akamai Technologies, Inc.(b)	10,155	1,045,762
GoDaddy, Inc., Class A(b)	12,764	1,107,788
VeriSign, Inc.	4,693	1,260,821
		3,414,371
Investment Banking & Brokerage-0.94%
Charles Schwab Corp. (The)	11,871	1,087,858
Goldman Sachs Group, Inc. (The)	1,352	1,248,937
Interactive Brokers Group, Inc., Class A	16,149	1,283,845
Morgan Stanley	6,863	1,308,019
Raymond James Financial, Inc.	7,458	1,180,751
Robinhood Markets, Inc., Class A(b)	14,048	1,023,959
		7,133,369
IT Consulting & Other Services-0.64%
Accenture PLC, Class A	5,494	981,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
IT Consulting & Other Services-(continued)
Cognizant Technology Solutions Corp., Class A	17,705	$936,594
EPAM Systems, Inc.(b)(d)	7,783	885,550
Gartner, Inc.(b)	6,882	1,021,908
International Business Machines Corp.	4,434	1,024,165
		4,850,050
Leisure Products-0.15%
Hasbro, Inc.	11,717	1,122,957
Life & Health Insurance-0.80%
Aflac, Inc.	10,117	1,149,999
Globe Life, Inc.	7,832	1,208,478
MetLife, Inc.	15,796	1,265,260
Principal Financial Group, Inc.	12,539	1,265,310
Prudential Financial, Inc.	11,642	1,142,197
		6,031,244
Life Sciences Tools & Services-1.48%
Agilent Technologies, Inc.	9,567	1,105,467
Bio-Techne Corp.	20,614	1,140,366
Charles River Laboratories International, Inc.(b)	6,544	1,092,652
Danaher Corp.	5,658	1,012,499
IQVIA Holdings, Inc.(b)	6,431	1,018,477
Mettler-Toledo International, Inc.(b)	906	1,156,609
Revvity, Inc.	12,335	1,068,458
Thermo Fisher Scientific, Inc.	2,225	1,065,686
Waters Corp.(b)	3,708	1,146,625
West Pharmaceutical Services, Inc.	4,636	1,379,627
		11,186,466
Managed Health Care-0.80%
Centene Corp.(b)	30,821	1,654,780
Elevance Health, Inc.	3,820	1,437,924
Humana, Inc.	6,473	1,530,476
UnitedHealth Group, Inc.	3,875	1,435,610
		6,058,790
Metal, Glass & Plastic Containers-0.14%
Ball Corp.	17,967	1,097,424
Movies & Entertainment-0.71%
Live Nation Entertainment, Inc.(b)	6,656	1,051,249
Netflix, Inc.(b)	11,648	1,090,369
TKO Group Holdings, Inc.(d)	5,460	1,016,052
Walt Disney Co. (The)	10,952	1,136,270
Warner Bros. Discovery, Inc.(b)	39,727	1,074,615
		5,368,555
Multi-Family Residential REITs-0.91%
AvalonBay Communities, Inc.	6,422	1,175,226
Camden Property Trust	10,859	1,140,412
Equity Residential	18,378	1,201,554
Essex Property Trust, Inc.	4,413	1,161,546
Mid-America Apartment Communities, Inc.	8,608	1,111,981
UDR, Inc.	30,644	1,113,603
		6,904,322
Multi-Sector Holdings-0.14%
Berkshire Hathaway, Inc., Class B(b)	2,234	1,058,022
Multi-Utilities-1.48%
Ameren Corp.	9,889	1,123,885
	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.	25,157	$1,098,103
CMS Energy Corp.	14,572	1,118,255
Consolidated Edison, Inc.	9,674	1,078,554
Dominion Energy, Inc.	17,762	1,145,649
DTE Energy Co.	7,373	1,118,411
NiSource, Inc.	23,364	1,128,014
Public Service Enterprise Group, Inc.	13,420	1,095,877
Sempra	11,909	1,132,784
WEC Energy Group, Inc.	9,751	1,150,033
		11,189,565
Office REITs-0.16%
BXP, Inc.	21,187	1,238,592
Oil & Gas Equipment & Services-0.51%
Baker Hughes Co., Class A	18,737	1,305,407
Halliburton Co.	30,168	1,276,106
SLB Ltd.	22,933	1,304,429
		3,885,942
Oil & Gas Exploration & Production-1.37%
APA Corp.	32,875	1,338,999
ConocoPhillips	9,238	1,161,956
Coterra Energy, Inc.	34,474	1,237,961
Devon Energy Corp.	23,827	1,223,993
Diamondback Energy, Inc.	6,262	1,287,655
EOG Resources, Inc.	8,163	1,147,473
EQT Corp.	16,938	1,017,635
Expand Energy Corp.	10,180	1,039,887
Texas Pacific Land Corp.	2,053	910,854
		10,366,413
Oil & Gas Refining & Marketing-0.46%
Marathon Petroleum Corp.	4,773	1,185,088
Phillips 66	6,376	1,142,261
Valero Energy Corp.	4,673	1,180,306
		3,507,655
Oil & Gas Storage & Transportation-0.60%
Kinder Morgan, Inc.	32,775	1,077,314
ONEOK, Inc.	12,885	1,191,347
Targa Resources Corp.	4,577	1,190,386
Williams Cos., Inc. (The)	14,532	1,108,937
		4,567,984
Other Specialized REITs-0.32%
Iron Mountain, Inc.	10,041	1,265,066
VICI Properties, Inc.	38,885	1,135,442
		2,400,508
Other Specialty Retail-0.22%
Tractor Supply Co.	22,340	784,134
Ulta Beauty, Inc.(b)	1,694	910,491
		1,694,625
Packaged Foods & Meats-1.36%
Campbell’s Co. (The)(d)	48,169	1,001,434
Conagra Brands, Inc.	65,233	936,094
General Mills, Inc.	27,182	959,796
Hershey Co. (The)	4,958	920,899
Hormel Foods Corp.	47,927	1,028,993
J.M. Smucker Co. (The)	10,263	1,006,082
Kraft Heinz Co. (The)	47,746	1,081,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Packaged Foods & Meats-(continued)
McCormick & Co., Inc.	18,442	$937,591
Mondelez International, Inc., Class A	19,959	1,226,281
Tyson Foods, Inc., Class A	18,476	1,183,757
		10,282,851
Paper & Plastic Packaging Products & Materials-0.65%
Amcor PLC(d)	26,002	989,116
Avery Dennison Corp.	6,330	1,037,677
International Paper Co.	28,590	869,708
Packaging Corp. of America	4,956	1,057,858
Smurfit WestRock PLC	26,192	1,005,511
		4,959,870
Passenger Airlines-0.44%
Delta Air Lines, Inc.	18,688	1,270,597
Southwest Airlines Co.	26,413	1,001,581
United Airlines Holdings, Inc.(b)	12,183	1,096,470
		3,368,648
Passenger Ground Transportation-0.15%
Uber Technologies, Inc.(b)	14,748	1,100,348
Personal Care Products-0.27%
Estee Lauder Cos., Inc. (The), Class A	12,079	926,580
Kenvue, Inc.	62,599	1,097,361
		2,023,941
Pharmaceuticals-1.00%
Bristol-Myers Squibb Co.	18,428	1,116,553
Eli Lilly and Co.	1,115	1,042,079
Johnson & Johnson	4,554	1,046,737
Merck & Co., Inc.	9,506	1,037,865
Pfizer, Inc.	40,468	1,080,496
Viatris, Inc.	79,095	1,181,679
Zoetis, Inc.	9,226	1,060,713
		7,566,122
Property & Casualty Insurance-1.76%
Allstate Corp. (The)	5,373	1,167,338
American International Group, Inc.	14,167	1,059,692
Arch Capital Group Ltd.(b)	11,657	1,101,120
Assurant, Inc.	5,096	1,204,032
Chubb Ltd.	3,422	1,118,994
Cincinnati Financial Corp.	6,744	1,103,318
Erie Indemnity Co., Class A	4,559	998,102
Hartford Insurance Group, Inc. (The)	8,195	1,121,158
Loews Corp.	10,163	1,144,455
Progressive Corp. (The)	5,501	1,107,241
Travelers Cos., Inc. (The)	3,687	1,125,051
W.R. Berkley Corp.	16,285	1,088,327
		13,338,828
Publishing-0.16%
News Corp., Class A	33,180	873,298
News Corp., Class B(d)	10,954	333,878
		1,207,176
Rail Transportation-0.48%
CSX Corp.	27,400	1,244,782
Norfolk Southern Corp.	3,708	1,171,098
Union Pacific Corp.	4,398	1,185,173
		3,601,053
	Shares	Value
Real Estate Services-0.27%
CBRE Group, Inc., Class A(b)	8,334	$1,189,512
CoStar Group, Inc.(b)	24,368	843,376
		2,032,888
Regional Banks-0.80%
Citizens Financial Group, Inc.	18,893	1,228,990
Huntington Bancshares, Inc.	70,644	1,183,993
M&T Bank Corp.	5,430	1,187,161
Regions Financial Corp.	42,153	1,203,468
Truist Financial Corp.	24,216	1,247,124
		6,050,736
Reinsurance-0.16%
Everest Group Ltd.	3,434	1,225,114
Research & Consulting Services-0.53%
Equifax, Inc.	5,775	1,004,503
Jacobs Solutions, Inc.	8,310	1,075,397
Leidos Holdings, Inc.	6,369	950,382
Verisk Analytics, Inc.	5,432	1,002,150
		4,032,432
Restaurants-0.99%
Chipotle Mexican Grill, Inc.(b)	32,640	1,109,434
Darden Restaurants, Inc.	5,424	1,087,837
Domino’s Pizza, Inc.	2,819	956,825
DoorDash, Inc., Class A(b)	6,524	1,100,273
McDonald’s Corp.	3,398	997,619
Starbucks Corp.	10,691	1,126,083
Yum! Brands, Inc.	7,056	1,126,490
		7,504,561
Retail REITs-0.74%
Federal Realty Investment Trust	10,318	1,144,266
Kimco Realty Corp.	46,771	1,105,667
Realty Income Corp.	17,072	1,096,705
Regency Centers Corp.	13,915	1,083,283
Simon Property Group, Inc.	5,830	1,187,629
		5,617,550
Self-Storage REITs-0.29%
Extra Space Storage, Inc.	7,806	1,118,834
Public Storage	3,681	1,113,318
		2,232,152
Semiconductor Materials & Equipment-0.84%
Applied Materials, Inc.	3,092	1,219,763
KLA Corp.	752	1,316,263
Lam Research Corp.	4,932	1,271,766
Qnity Electronics, Inc.	9,293	1,307,153
Teradyne, Inc.	3,587	1,232,027
		6,346,972
Semiconductors-2.86%
Advanced Micro Devices, Inc.(b)	5,391	1,911,056
Analog Devices, Inc.	3,456	1,390,210
Broadcom, Inc.	3,228	1,347,464
First Solar, Inc.(b)	5,525	1,115,442
Intel Corp.(b)	23,037	2,176,536
Microchip Technology, Inc.	16,760	1,557,172
Micron Technology, Inc.	2,592	1,340,479
Monolithic Power Systems, Inc.	1,026	1,656,385
NVIDIA Corp.	5,932	1,183,849
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Semiconductors-(continued)
NXP Semiconductors N.V. (Netherlands)	5,534	$1,624,727
ON Semiconductor Corp.(b)	18,660	1,881,115
QUALCOMM, Inc.	8,242	1,480,098
Skyworks Solutions, Inc.	19,962	1,400,733
Texas Instruments, Inc.	5,565	1,564,210
		21,629,476
Single-Family Residential REITs-0.17%
Invitation Homes, Inc.	43,828	1,260,932
Soft Drinks & Non-alcoholic Beverages-0.59%
Coca-Cola Co. (The)	14,245	1,121,936
Keurig Dr Pepper, Inc.	39,958	1,174,765
Monster Beverage Corp.(b)	14,263	1,099,250
PepsiCo, Inc.	6,892	1,092,313
		4,488,264
Specialty Chemicals-0.90%
Albemarle Corp.	6,429	1,264,584
DuPont de Nemours, Inc.	24,031	1,097,256
Ecolab, Inc.	3,980	1,037,188
International Flavors & Fragrances, Inc.	16,077	1,128,605
PPG Industries, Inc.	10,624	1,152,704
Sherwin-Williams Co. (The)	3,422	1,100,550
		6,780,887
Steel-0.37%
Nucor Corp.	6,423	1,447,038
Steel Dynamics, Inc.	6,004	1,372,874
		2,819,912
Systems Software-0.99%
CrowdStrike Holdings, Inc., Class A(b)	2,494	1,111,700
Fortinet, Inc.(b)	13,228	1,115,253
Gen Digital, Inc.	52,027	1,003,601
Microsoft Corp.	2,724	1,110,793
Oracle Corp.	6,777	1,093,740
Palo Alto Networks, Inc.(b)	6,710	1,203,237
ServiceNow, Inc.(b)	9,550	843,360
		7,481,684
Technology Distributors-0.17%
CDW Corp.	9,288	1,271,620
Technology Hardware, Storage & Peripherals-1.73%
Apple, Inc.	4,229	1,147,539
Dell Technologies, Inc., Class C	7,502	1,567,543
Hewlett Packard Enterprise Co.	51,564	1,483,497
HP, Inc.	59,857	1,248,617
NetApp, Inc.	11,334	1,255,467
Sandisk Corp.(b)	1,657	1,816,917
Seagate Technology Holdings PLC	2,811	1,893,602
Super Micro Computer, Inc.(b)(d)	34,762	952,479
Western Digital Corp.	4,029	1,750,681
		13,116,342
Telecom Tower REITs-0.46%
American Tower Corp.	6,047	1,104,847
Crown Castle, Inc.	12,558	1,114,899
SBA Communications Corp., Class A	5,858	1,295,790
		3,515,536
Timber REITs-0.15%
Weyerhaeuser Co.	47,577	1,166,588
	Shares	Value
Tobacco-0.30%
Altria Group, Inc.	16,647	$1,209,405
Philip Morris International, Inc. (Switzerland)	6,618	1,092,433
		2,301,838
Trading Companies & Distributors-0.47%
Fastenal Co.	23,725	1,065,964
United Rentals, Inc.	1,411	1,354,334
W.W. Grainger, Inc.	993	1,153,221
		3,573,519
Transaction & Payment Processing Services-1.33%
Block, Inc., Class A(b)	17,092	1,205,157
Corpay, Inc.(b)	3,349	1,026,368
Fidelity National Information Services, Inc.	22,039	1,025,475
Fiserv, Inc.(b)	18,896	1,183,834
Global Payments, Inc.	15,161	1,090,985
Jack Henry & Associates, Inc.	6,612	1,016,595
Mastercard, Inc., Class A	2,192	1,102,401
PayPal Holdings, Inc.	24,255	1,216,146
Visa, Inc., Class A	3,583	1,181,817
		10,048,778
Water Utilities-0.14%
American Water Works Co., Inc.	8,229	1,056,768
Wireless Telecommunication Services-0.13%
T-Mobile US, Inc.	5,171	1,010,931
Total Common Stocks & Other Equity Interests (Cost $517,653,068)		570,661,927
	Principal Amount
Equity Linked Notes-5.09%
Diversified Banks-3.41%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 146.50%, 05/11/2026(f)	$1,753,000	1,632,238
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 162.00%, 05/15/2026(f)	1,928,000	1,904,837
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF), 147.02%, 05/18/2026(f)	2,057,000	2,063,459
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF), 158.97%, 05/22/2026(f)	2,182,000	2,225,409
Mizuho Bank Ltd. (Invesco S&P 500 Equal Weight ETF), 143.50%, 06/01/2026(f)	2,925,000	2,925,000
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 154.51%, 05/12/2026(f)	1,924,000	1,857,641
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 147.13%, 05/13/2026(f)	1,916,000	1,860,097
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 159.01%, 05/14/2026(f)	2,061,000	1,998,409
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 145.12%, 05/20/2026(f)	2,292,000	2,323,650
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 150.07%, 05/27/2026(f)	1,130,000	1,130,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 163.00%, 05/06/2026(f)	$2,023,000	$1,769,063
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 140.20%, 05/28/2026(f)	2,451,000	2,447,647
Wells Fargo & Co. (Invesco S&P 500 Equal Weight ETF), 177.37%, 05/21/2026(f)	1,617,000	1,648,887
		25,786,337
Investment Banking & Brokerage-1.68%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 143.00%, 05/08/2026(f)	2,167,000	2,069,008
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 151.11%, 05/29/2026(f)	2,597,000	2,583,379
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 133.00%, 05/07/2026(f)	1,506,000	1,459,258
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 144.84%, 05/19/2026(f)	2,565,000	2,592,720
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 146.56%, 05/26/2026(f)	2,039,000	2,076,279
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 141.48%, 05/27/2026(f)	1,917,000	1,935,160
		12,715,804
Total Equity Linked Notes (Cost $39,050,000)		38,502,141
	Shares	Value
Money Market Funds-19.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(c)(g) (Cost $144,093,547)	144,093,547	$144,093,547
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $700,796,615)		753,257,615
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.27%
Invesco Private Government Fund, 3.63%(c)(g)(h)	2,678,645	2,678,645
Invesco Private Prime Fund, 3.78%(c)(g)(h)	6,951,379	6,952,074
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,630,814)		9,630,719
TOTAL INVESTMENTS IN SECURITIES-100.76% (Cost $710,427,429)		762,888,334
OTHER ASSETS LESS LIABILITIES-(0.76)%		(5,761,485)
NET ASSETS-100.00%		$757,126,849

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$752,759	$539,954	$(186,213)	$95,367	$7,593	$1,209,460	$14,229
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	85,547,006	118,486,471	(59,939,930)	-	-	144,093,547	1,975,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,948,347	$27,757,202	$(27,026,904)	$-	$-	$2,678,645	$49,026 *
Invesco Private Prime Fund	5,576,063	56,200,793	(54,822,511)	35	(2,306)	6,952,074	133,501 *
Total	$93,824,175	$202,984,420	$(141,975,558)	$95,402	$5,287	$154,933,726	$2,172,345

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $38,502,141, which represented 5.09% of the Fund’s Net Assets.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.76%
Advertising-0.43%
Clear Channel Outdoor Holdings, Inc.
7.13% 02/15/2031(b)	$25,000	$26,007
7.50% 03/15/2033(b)	19,000	19,972
		45,979
Aerospace & Defense-1.70%
TransDigm, Inc.
6.38% 03/01/2029(b)	91,000	92,930
6.88% 12/15/2030(b)	86,000	88,703
		181,633
Alternative Carriers-0.25%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	27,000	26,749
Apparel Retail-0.49%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	22,350	223
William Carter Co. (The), 7.38%, 02/15/2031(b)(d)	51,000	52,490
		52,713
Application Software-1.19%
Cloud Software Group, Inc.
9.00% 09/30/2029(b)	28,000	27,516
8.25% 06/30/2032(b)	43,000	40,882
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	15,000	15,004
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	44,000	43,987
		127,389
Asset Management & Custody Banks-0.67%
FS KKR Capital Corp., 6.13%, 01/15/2030(d)	23,000	22,300
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	48,000	48,778
		71,078
Automobile Manufacturers-1.18%
Allison Transmission, Inc.
3.75% 01/30/2031(b)	109,000	102,470
5.88% 12/01/2033(b)	23,000	23,272
		125,742
Automotive Parts & Equipment-3.11%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	54,000	52,504
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	77,000	79,588
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	57,000	59,973
Forvia SE (France), 8.00%, 06/15/2030(b)	32,000	33,674
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	54,000	53,773
Phinia, Inc., 6.63%, 10/15/2032(b)	51,000	52,292
		331,804
Automotive Retail-3.80%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	52,000	53,669
	Principal Amount	Value
Automotive Retail-(continued)
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(e)	$53,660	$59,395
Group 1 Automotive, Inc.
4.00% 08/15/2028(b)	99,000	96,437
6.38% 01/15/2030(b)	54,000	54,908
Hertz Corp. (The), 12.63%, 07/15/2029(b)	10,000	9,434
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	52,000	54,500
Lithia Motors, Inc.
5.50% 10/01/2030(b)	23,000	22,890
4.38% 01/15/2031(b)(d)	57,000	54,166
		405,399
Broadcasting-3.24%
Discovery Communications LLC, 4.13%, 05/15/2029	68,000	66,346
Gray Media, Inc., 9.63%, 07/15/2032(b)	16,000	16,278
Nexstar Media, Inc., 4.75%, 11/01/2028(b)	54,000	53,236
Paramount Global, 4.95%, 01/15/2031	167,000	157,584
Univision Communications, Inc., 4.50%, 05/01/2029(b)	55,000	52,514
		345,958
Building Products-0.47%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	51,000	50,599
Cable & Satellite-4.05%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38% 06/01/2029(b)	31,000	30,515
4.75% 03/01/2030(b)	97,000	91,999
4.25% 02/01/2031(b)	104,000	94,530
7.38% 03/01/2031(b)	42,000	42,541
Directv Financing LLC, 8.88%, 02/01/2030(b)	54,000	55,065
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	25,000	26,031
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	12,000	12,435
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	76,000	78,945
		432,061
Casinos & Gaming-4.25%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	195,514
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	190,786
Voyager Parent LLC, 9.25%, 07/01/2032(b)	63,000	67,032
		453,332
Commercial & Residential Mortgage Finance-1.83%
Nationstar Mortgage Holdings, Inc.
6.50% 08/01/2029(b)	30,000	29,775
7.13% 02/01/2032(b)	44,000	43,560
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	28,000	26,770
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	51,000	51,783
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	43,000	42,788
		194,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Construction & Engineering-0.42%
AECOM, 6.00%, 08/01/2033(b)	$44,000	$44,393
Consumer Finance-4.73%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(d)(f)	23,000	24,131
EZCORP, Inc., 7.38%, 04/01/2032(b)	140,000	148,352
FirstCash, Inc., 5.63%, 01/01/2030(b)	105,000	104,559
Navient Corp.
4.88% 03/15/2028	12,000	11,707
9.38% 07/25/2030(d)	19,000	19,730
7.88% 06/15/2032(d)	52,000	50,119
OneMain Finance Corp.
6.63% 05/15/2029	14,000	14,259
4.00% 09/15/2030(d)	29,000	26,692
7.13% 11/15/2031	44,000	44,645
6.75% 03/15/2032	28,000	28,027
7.13% 09/15/2032	32,000	32,490
		504,711
Diversified Banks-0.49%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(d)	51,000	51,868
Diversified Financial Services-4.12%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	25,000	25,361
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	77,000	77,760
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	144,000	146,241
Jane Street Group/JSG Finance, Inc.
6.13% 11/01/2032(b)	51,000	51,297
6.75% 05/01/2033(b)	61,000	62,699
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	73,000	76,198
		439,556
Diversified REITs-0.10%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	10,000	10,474
Electric Utilities-0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,723
Electrical Components & Equipment-2.40%
EnerSys
4.38% 12/15/2027(b)	126,000	124,464
6.63% 01/15/2032(b)	30,000	30,910
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	102,000	100,512
		255,886
Electronic Components-0.56%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	64,000	59,489
Electronic Manufacturing Services-0.76%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	79,000	80,977
	Principal Amount	Value
Environmental & Facilities Services-1.42%
GFL Environmental, Inc.
4.38% 08/15/2029(b)	$52,000	$50,907
6.75% 01/15/2031(b)	97,000	100,689
		151,596
Fertilizers & Agricultural Chemicals-0.25%
FMC Corp., 3.45%, 10/01/2029	29,000	26,260
Gold-0.91%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	83,000	85,601
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	11,000	11,408
		97,009
Health Care REITs-0.57%
Diversified Healthcare Trust, 4.38%, 03/01/2031	59,000	53,098
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	7,000	7,277
		60,375
Health Care Services-0.95%
Community Health Systems, Inc.
5.25% 05/15/2030(b)	20,000	18,895
4.75% 02/15/2031(b)	37,000	34,643
DaVita, Inc.
6.88% 09/01/2032(b)(d)	23,000	23,755
6.75% 07/15/2033(b)	23,000	23,729
		101,022
Hotels, Resorts & Cruise Lines-2.20%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)(d)	82,000	78,460
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	156,000	155,880
		234,340
Housewares & Specialties-0.46%
Newell Brands, Inc.
6.63% 09/15/2029	24,000	24,000
6.38% 05/15/2030	25,000	24,501
		48,501
Independent Power Producers & Energy Traders-0.86%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	88,000	91,378
Industrial Machinery & Supplies & Components-3.04%
Enpro, Inc., 6.13%, 06/01/2033(b)	89,000	90,924
ESAB Corp.
6.25% 04/15/2029(b)	74,000	75,070
5.63% 04/01/2031(b)	81,000	81,948
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	78,000	76,365
		324,307
Integrated Oil & Gas-0.60%
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031	65,000	63,632
Integrated Telecommunication Services-6.47%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	21,000	22,584
Cipher Compute LLC, 7.13%, 11/15/2030(b)	51,000	52,926
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	80,000	79,842
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Flash Compute LLC, 7.25%, 12/31/2030(b)	$25,000	$25,533
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	212,313
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	121,000	113,998
SE Cosmos LLC, 8.88%, 05/01/2031(b)	24,000	23,880
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	23,000	22,581
Uniti Services LLC, 7.50%, 10/15/2033(b)	79,000	83,224
WULF Compute LLC, 7.75%, 10/15/2030(b)	50,000	52,580
		689,461
Interactive Media & Services-0.80%
Discovery Global Holdings, Inc.
4.05% 03/15/2029	52,000	50,639
4.28% 03/15/2032	38,000	34,465
		85,104
Internet Services & Infrastructure-1.03%
CoreWeave, Inc.
9.25% 06/01/2030(b)	26,000	26,346
9.00% 02/01/2031(b)(d)	20,000	19,898
9.75% 10/01/2031(b)	33,000	33,217
Conv., 1.75% 10/01/2032(b)	15,000	18,030
Getty Images, Inc., 10.50%, 11/15/2030(b)	14,000	12,423
		109,914
Leisure Facilities-0.96%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	50,000	50,917
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	52,000	51,750
		102,667
Managed Health Care-0.65%
Centene Corp., 2.50%, 03/01/2031	61,000	53,193
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	17,000	15,764
		68,957
Marine Transportation-0.26%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	27,000	27,753
Movies & Entertainment-0.50%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	56,000	52,990
Oil & Gas Drilling-1.01%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	50,000	52,304
Transocean International Ltd., 7.88%, 10/15/2032(b)	52,000	55,744
		108,048
Oil & Gas Equipment & Services-0.98%
Tidewater, Inc., 9.13%, 07/15/2030(b)	97,000	104,482
Oil & Gas Exploration & Production-3.57%
Caturus Energy LLC
8.50% 02/15/2030(b)	73,000	76,362
7.13% 05/15/2031(b)	29,000	29,116
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	$60,000	$60,008
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00% 04/15/2030(b)	152,000	151,484
6.00% 02/01/2031(b)	9,000	8,900
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	54,000	54,942
		380,812
Oil & Gas Refining & Marketing-2.03%
CVR Energy, Inc.
7.50% 02/15/2031(b)	27,000	27,357
7.88% 02/15/2034(b)	52,000	52,191
Sunoco L.P.
7.00% 05/01/2029(b)	29,000	29,962
5.63% 03/15/2031(b)	107,000	107,439
		216,949
Oil & Gas Storage & Transportation-8.32%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	50,000	53,105
Genesis Energy L.P./Genesis Energy Finance Corp.
8.25% 01/15/2029	150,000	156,322
8.88% 04/15/2030	43,000	45,071
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	45,000	46,142
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	54,000	55,454
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	38,000	39,703
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	129,000	125,407
Venture Global LNG, Inc.
9.50% 02/01/2029(b)	21,000	22,928
7.00% 01/15/2030(b)	55,000	56,600
8.38% 06/01/2031(b)	51,000	53,198
9.88% 02/01/2032(b)(d)	73,000	78,352
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(b)	150,000	154,761
		887,043
Other Specialized REITs-1.94%
Iron Mountain, Inc.
7.00% 02/15/2029(b)	102,000	104,299
4.50% 02/15/2031(b)	107,000	102,882
		207,181
Other Specialty Retail-1.02%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	52,000	52,730
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	55,000	54,358
SGUS LLC, 11.00%, 12/15/2029(b)(c)	9,650	1,725
		108,813
Paper & Plastic Packaging Products & Materials-0.65%
Clydesdale Acquisition Holdings, Inc.
8.75% 04/15/2030(b)(d)	25,000	22,698
6.75% 04/15/2032(b)	50,000	47,082
		69,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Passenger Airlines-3.34%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	$25,000	$25,078
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	78,000	78,110
United Airlines Holdings, Inc.
4.88% 03/01/2029	133,000	131,346
5.38% 03/01/2031(d)	123,000	121,384
		355,918
Pharmaceuticals-0.84%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	30,000	31,003
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	55,000	58,326
		89,329
Property & Casualty Insurance-0.98%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(b)	100,000	104,520
Real Estate Development-1.05%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	55,000	57,927
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	52,000	54,199
		112,126
Research & Consulting Services-0.25%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(d)	29,000	26,329
Security & Alarm Services-0.93%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	97,000	99,589
Specialized Consumer Services-1.47%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	162,000	156,947
Specialized Finance-0.73%
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	76,000	77,553
Specialty Chemicals-0.47%
Celanese US Holdings LLC, 7.33%, 07/15/2029	48,000	50,381
Steel-0.52%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	55,000	55,034
Wireless Telecommunication Services-1.02%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	81,000	81,019
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	28,000	27,769
		108,788
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,933,652)		9,997,077
Variable Rate Senior Loan Interests-5.05%(g)(h)
Aerospace & Defense-0.94%
TransDigm, Inc., Term Loan L, 6.15% (3 mo. Term SOFR + 2.50%), 01/19/2032	99,747	100,013
	Principal Amount		Value
Automotive Parts & Equipment-0.94%
American Axle & Manufacturing, Inc., Term Loan B, 8.92% (TSFR1M + 3.00%), 12/13/2029		$99,740	$99,989
Electronic Manufacturing Services-0.94%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031		99,749	100,001
Paper & Plastic Packaging Products & Materials-0.87%
Flex Acquisition Co., Inc., Term Loan B, 6.90% (TSFR1M + 3.25%), 04/01/2032		99,749	92,814
Passenger Airlines-0.93%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.43% (TSFR3M + 3.25%), 05/28/2032		99,748	99,488
Technology Hardware, Storage & Peripherals-0.43%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032(i)		46,000	46,115
Total Variable Rate Senior Loan Interests (Cost $544,999)			538,420
Non-U.S. Dollar Denominated Bonds & Notes-1.07%
Marine Transportation-1.07%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b) (Cost $113,012)	EUR	100,000	114,024
	Shares
Money Market Funds-2.59%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(j)(k) (Cost $276,048)		276,048	276,048
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.47% (Cost $10,867,711)			10,925,569
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.11%
Invesco Private Government Fund, 3.63%(j)(k)(l)		110,776	110,776
Invesco Private Prime Fund, 3.78%(j)(k)(l)		434,444	434,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $545,269)			545,263
TOTAL INVESTMENTS IN SECURITIES-107.58% (Cost $11,412,980)			11,470,832
OTHER ASSETS LESS LIABILITIES-(7.58)%			(808,032)
NET ASSETS-100.00%			$10,662,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
April 30, 2026
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
EUR	-Euro
PIK	-Pay-in-Kind
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $8,599,921, which represented 80.65% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30,
2026 was $1,948, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(h)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$50,248	$2,885,759	$(2,659,959)	$-	$-	$276,048	$2,946
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,468	870,809	(920,501)	-	-	110,776	1,979 *
Invesco Private Prime Fund	416,835	1,836,023	(1,818,314)	(2)	(55)	434,487	5,372 *
Total	$627,551	$5,592,591	$(5,398,774)	$(2)	$(55)	$821,311	$10,297

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
April 30, 2026
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
7/28/2026	Goldman Sachs International	EUR	106,000	USD	125,030	$190

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.72%
Advertising-0.46%
Lamar Media Corp., 4.88%, 01/15/2029	$514,000	$511,069
Omnicom Group, Inc., 4.20%, 03/02/2029	49,000	48,462
		559,531
Aerospace & Defense-1.16%
Boeing Co. (The)
6.26% 05/01/2027	9,000	9,154
6.30% 05/01/2029	10,000	10,490
Honeywell Aerospace, Inc.
3.90% 03/16/2028(b)	256,000	254,173
4.00% 03/16/2029(b)	71,000	70,256
4.30% 03/16/2031(b)	46,000	45,452
Howmet Aerospace, Inc.
3.75% 03/03/2028	71,000	70,259
3.90% 04/15/2029	16,000	15,773
L3Harris Technologies, Inc., 5.40%, 01/15/2027	8,000	8,066
Lockheed Martin Corp., 4.15%, 08/15/2028	8,000	8,005
RTX Corp., 5.75%, 11/08/2026	10,000	10,073
TransDigm, Inc.
6.75% 08/15/2028(b)	12,000	12,177
6.38% 03/01/2029(b)	869,000	887,427
		1,401,305
Agricultural & Farm Machinery-0.45%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,015
CNH Industrial Capital LLC, 4.75%, 03/21/2028	8,000	8,041
Deere Funding Canada Corp., 4.15%, 10/09/2030	89,000	87,926
John Deere Capital Corp.
4.38% 10/15/2030	10,000	9,987
Series I, 4.13% 01/18/2029	350,000	349,403
Series I, 3.90% 03/09/2029	46,000	45,651
Series I, 4.20% 03/10/2031	44,000	43,557
		546,580
Agricultural Products & Services-0.13%
Cargill, Inc., 4.13%, 10/23/2030(b)	155,000	152,670
Apparel Retail-0.31%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	404,000	381,427
Apparel, Accessories & Luxury Goods-0.01%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	9,000	8,911
Application Software-1.07%
Roper Technologies, Inc.
4.25% 09/15/2028	4,000	3,972
4.50% 10/15/2029	10,000	9,952
4.45% 09/15/2030	1,350	1,330
Salesforce, Inc., 4.50%, 03/15/2028	584,000	584,685
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	694,000	693,791
		1,293,730
	Principal Amount	Value
Asset Management & Custody Banks-0.30%
Ares Strategic Income Fund, 4.85%, 01/15/2029(b)	$40,000	$38,941
Bank of New York Mellon Corp. (The)
4.33% (SOFR + 0.68%), 06/09/2028(c)	10,000	10,017
4.44% 06/09/2028(d)	8,000	8,018
4.03% 01/22/2030(d)	251,000	248,425
Northern Trust Corp., 4.15%, 11/19/2030	13,000	12,896
Voya Global Funding, 4.60%, 11/24/2030(b)	40,000	39,529
		357,826
Automobile Manufacturers-3.10%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	781,000	780,007
American Honda Finance Corp.
4.15% 01/08/2029	117,000	115,668
Series A, 4.55% 04/10/2028	82,000	82,063
Series A, 4.90% 04/10/2031	65,000	64,891
Daimler Truck Finance North America LLC (Germany)
4.95% 01/13/2028(b)	35,000	35,295
4.15% 01/12/2029(b)	106,000	104,673
Ford Motor Credit Co. LLC
5.85% 05/17/2027	447,000	450,909
4.97% 04/06/2029	351,000	348,083
5.42% 04/09/2031	200,000	198,307
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	31,000	30,950
4.69% 07/08/2030(e)	250,000	248,985
Hyundai Capital America
5.65% 06/26/2026(b)	11,000	11,022
5.30% 03/19/2027(b)	9,000	9,073
4.88% 06/23/2027(b)	19,000	19,081
5.00% 01/07/2028(b)	12,000	12,079
4.60% 04/06/2028(b)	189,000	189,054
4.25% 09/18/2028(b)	11,000	10,910
4.25% 01/08/2029(b)	440,000	435,364
4.75% 04/06/2029(b)	133,000	133,222
5.30% 01/08/2030(b)	8,000	8,136
4.50% 09/18/2030(b)	12,000	11,817
Mercedes-Benz Finance North America LLC (Germany), 4.13%, 03/10/2028(b)	195,000	194,088
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	167,000	165,799
Toyota Motor Credit Corp.
4.55% 08/07/2026	6,000	6,011
4.55% 08/09/2029	6,000	6,037
Series B, 4.05% 03/13/2029	92,000	91,403
		3,762,927
Automotive Parts & Equipment-1.19%
BMW US Capital LLC (Germany)
4.15% 08/11/2027(b)	11,000	10,976
4.38% (SOFR + 0.71%), 08/11/2027(b)(c)	25,000	25,074
4.30% 03/17/2028(b)	505,000	504,786
4.40% 03/19/2029(b)	280,000	279,615
4.65% 03/19/2031(b)	197,000	195,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Automotive Parts & Equipment-(continued)
ERAC USA Finance LLC
4.50% 10/30/2029(b)	$213,000	$212,600
4.70% 04/30/2031(b)	200,000	199,595
Phinia, Inc., 6.75%, 04/15/2029(b)	13,000	13,322
		1,441,905
Automotive Retail-0.23%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	31,000	30,712
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	212,000	206,512
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	40,000	39,809
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	7,000	7,054
		284,087
Biotechnology-0.01%
AbbVie, Inc., 4.80%, 03/15/2027	9,000	9,055
Brewers-0.07%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	80,000	79,998
Broadline Retail-0.09%
eBay, Inc., 4.25%, 03/06/2029	109,000	108,563
Building Products-0.21%
CRH America Finance, Inc., 4.40%, 02/09/2031	163,000	161,008
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	90,000	89,090
		250,098
Cable & Satellite-0.34%
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	418,000	416,994
Cargo Ground Transportation-0.46%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	216,000	213,432
4.65% 03/15/2031(b)	114,700	113,115
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75% 05/24/2026(b)	10,000	10,008
5.35% 01/12/2027(b)	3,000	3,019
4.40% 07/01/2027(b)	11,000	10,981
6.05% 08/01/2028(b)	8,000	8,232
4.55% 01/15/2031(b)	32,000	31,674
Ryder System, Inc.
5.30% 03/15/2027	9,000	9,075
4.90% 12/01/2029	7,000	7,080
4.30% 12/01/2030	158,000	156,111
		562,727
Casinos & Gaming-0.61%
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	250,000	249,610
Station Casinos LLC, 4.50%, 02/15/2028(b)	500,000	492,500
		742,110
Commercial & Residential Mortgage Finance-0.52%
Aviation Capital Group LLC, 4.25%, 04/30/2029(b)	20,000	19,724
	Principal Amount	Value
Commercial & Residential Mortgage Finance-(continued)
Nationwide Building Society (United Kingdom), 4.35%, 09/30/2030(b)	$200,000	$197,749
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	404,000	410,201
		627,674
Computer & Electronics Retail-0.21%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	88,000	87,371
Leidos, Inc., 4.10%, 03/15/2029	172,000	169,938
		257,309
Construction Machinery & Heavy Transportation Equipment-0.67%
Caterpillar Financial Services Corp.
4.25% (SOFR + 0.58%), 11/14/2028(c)	232,000	232,137
3.75% 02/23/2029	233,000	230,110
4.15% (SOFR + 0.49%), 02/23/2029(c)	333,000	332,775
Cummins, Inc., 4.25%, 05/09/2028	8,000	8,015
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	8,000	8,102
		811,139
Construction Materials-0.01%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)	15,000	15,005
Consumer Electronics-0.02%
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	29,000	28,899
Consumer Finance-0.40%
American Express Co.
4.73% 04/25/2029(d)	16,000	16,088
4.91% (SOFR + 1.26%), 04/25/2029(c)	15,000	15,168
4.35% 07/20/2029(d)	10,000	9,982
4.46% (SOFR + 0.81%), 07/20/2029(c)	15,000	15,029
4.44% 05/03/2030(d)	296,000	295,474
Capital One Financial Corp., 7.15%, 10/29/2027(d)	8,000	8,103
General Motors Financial Co., Inc., 4.20%, 10/27/2028	129,000	127,969
Synchrony Financial, 5.02%, 07/29/2029(d)	2,000	2,001
		489,814
Distributors-0.11%
Genuine Parts Co., 6.50%, 11/01/2028	126,000	130,530
Diversified Banks-15.32%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 4.00%, 01/22/2029(b)	235,000	232,968
ASB Bank Ltd. (New Zealand), 4.16%, 10/29/2030(b)(e)	486,000	479,051
Australia and New Zealand Banking Group Ltd. (Australia), Series A, 3.92%, 12/08/2028	473,000	470,097
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
4.15% 03/03/2029	400,000	395,430
4.54% (SOFR + 0.88%), 03/03/2029(c)	400,000	399,838
4.97% 05/08/2031	200,000	200,204
Banco Santander S.A. (Spain)
4.60% 04/15/2029	200,000	199,580
5.07% 11/06/2030	400,000	394,695
4.87% 04/15/2031	200,000	199,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Bank of America Corp.
4.62% 05/09/2029(d)	$10,000	$10,026
4.78% (SOFR + 1.11%), 05/09/2029(c)	18,000	18,131
5.82% 09/15/2029(d)	196,000	201,700
4.48% 04/23/2030(d)	181,000	180,489
Series N, 4.53% (SOFR + 0.88%), 04/23/2030(c)	518,000	517,762
Series N, 4.52% (SOFR + 0.87%), 02/06/2032(c)	197,000	195,483
Series RR, 4.38% (d)(f)	209,000	207,197
Bank of America N.A., 5.53%, 08/18/2026	68,000	68,232
Bank of Montreal (Canada), Series J, 4.34%, 03/19/2030(d)	111,000	110,439
Bank of Nova Scotia (The) (Canada)
4.25% 02/02/2030(d)	420,000	416,646
8.63% 10/27/2082(d)	295,000	309,869
Barclays PLC (United Kingdom)
4.22% 05/24/2030(d)	593,000	585,075
4.59% (SOFR + 0.93%), 05/24/2030(c)	214,000	213,638
Canadian Imperial Bank of Commerce (Canada), 4.28%, 01/29/2030(d)	378,000	375,344
Citigroup, Inc.
4.64% 05/07/2028(d)	28,000	28,056
4.81% (SOFR + 1.14%), 05/07/2028(c)	16,000	16,074
4.79% 03/04/2029(d)	29,000	29,144
4.54% 09/19/2030(d)	12,000	11,957
5.13% (SOFR + 1.46%), 05/07/2031(c)	16,000	16,274
4.82% (SOFR + 1.17%), 09/11/2031(c)	25,000	25,132
Series T, 6.25% (d)(f)	595,000	595,522
Commonwealth Bank of Australia (Australia), Series C, 4.36%, 03/27/2029	250,000	250,586
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	250,000	248,922
Danske Bank A/S (Denmark)
4.66% 03/27/2029(b)(d)	200,000	200,257
5.00% 03/27/2032(b)(d)	200,000	200,719
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	262,000	261,996
Fifth Third Bancorp
6.34% 07/27/2029(d)	4,000	4,143
4.57% 04/29/2032(d)	1,000	985
JPMorgan Chase & Co.
6.07% 10/22/2027(d)	11,000	11,092
5.04% 01/23/2028(d)	9,000	9,042
5.57% 04/22/2028(d)	10,000	10,113
4.98% 07/22/2028(d)	327,000	329,249
4.51% 10/22/2028(d)	11,000	11,015
6.09% 10/23/2029(d)	9,000	9,333
4.41% 04/23/2030(d)	774,000	771,009
4.47% (SOFR + 0.82%), 04/23/2030(c)	517,000	517,423
4.26% 10/22/2031(d)	114,000	112,186
Series CC, 6.51% (3 mo. Term SOFR + 2.84%)(c)(e)(f)	46,000	46,202
Series II, 6.44% (3 mo. Term SOFR + 2.75%)(c)(f)	123,000	123,007
Lloyds Banking Group PLC (United Kingdom), 4.43%, 11/04/2031(d)	212,000	208,798
	Principal Amount	Value
Diversified Banks-(continued)
Macquarie Bank Ltd. (Australia)
4.13% (SOFR + 0.48%), 02/03/2028(b)(c)	$90,000	$89,961
4.53% 03/29/2029(b)	643,000	646,197
Manufacturers & Traders Trust Co., 4.55%, 04/18/2030(d)	327,000	326,192
Mitsubishi Ufj Financial Group, Inc. (Japan)
4.59% 04/18/2030(d)	200,000	200,034
4.85% 04/21/2032(d)	94,000	93,862
Mizuho Bank Ltd. (Japan), 4.40%, 04/16/2029(b)	200,000	200,419
Morgan Stanley Private Bank N.A.
4.20% 11/17/2028(d)	690,000	687,851
4.21% 02/08/2030(d)	250,000	247,297
National Australia Bank Ltd. (Australia), 4.18% (SOFR + 0.53%), 12/13/2028(b)(c)	250,000	250,270
Pinnacle Bank, 5.96%, 01/15/2036(d)	66,000	65,599
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(d)	9,000	9,095
4.08% 01/26/2029(d)	78,000	77,608
4.27% (SOFR + 0.62%), 01/26/2029(c)	58,000	57,979
Series T, 3.40% (d)(f)	257,000	253,989
Series U, 6.00% (d)(e)(f)	70,000	70,056
Royal Bank of Canada (Canada)
4.00% 11/03/2028(d)	415,000	412,440
4.31% 11/03/2031(d)	319,000	313,884
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(d)	200,000	198,497
Standard Chartered PLC (United Kingdom), 4.57% (SOFR + 0.92%), 01/13/2030(b)(c)	499,000	499,330
Toronto-Dominion Bank (The) (Canada)
4.11% 10/13/2028	296,000	294,170
4.81% 06/03/2030	57,000	57,501
Truist Bank
4.31% (SOFR + 0.66%), 01/27/2029(c)	500,000	499,956
4.14% 10/23/2029(d)	540,000	535,412
Series I, 4.14% 01/27/2029(d)	380,000	378,313
U.S. Bancorp, 6.79%, 10/26/2027(d)	330,000	333,858
UBS AG (Switzerland)
4.16% (SOFR + 0.50%), 05/17/2027(c)	430,000	430,324
4.30% 03/16/2029(d)(e)	250,000	249,805
Wells Fargo & Co.
5.71% 04/22/2028(d)	9,000	9,109
4.97% 04/23/2029(d)	16,000	16,149
5.02% (SOFR + 1.37%), 04/23/2029(c)	11,000	11,135
5.57% 07/25/2029(d)	11,000	11,244
6.30% 10/23/2029(d)	11,000	11,452
4.18% 01/23/2030(d)	46,000	45,600
7.63% (d)(e)(f)	11,000	11,558
Wells Fargo Bank N.A., 5.45%, 08/07/2026	28,000	28,076
Westpac Banking Corp. (Australia), 4.47% (SOFR + 0.82%), 07/01/2030(c)	5,000	5,049
Westpac New Zealand Ltd. (New Zealand)
4.13% 01/29/2029(b)	211,000	209,526
4.40% (SOFR + 0.75%), 01/30/2031(b)(c)	297,000	296,946
		18,565,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Capital Markets-1.16%
UBS Group AG (Switzerland)
4.15% 12/23/2029(b)(d)	$200,000	$198,033
4.49% (SOFR + 0.84%), 12/23/2029(b)(c)	300,000	299,491
4.21% 04/10/2030(b)(d)	208,000	205,487
4.88% (b)(d)(e)(f)	207,000	207,038
5.13% (b)(d)(f)	490,000	490,587
		1,400,636
Diversified Financial Services-1.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10% 01/15/2027	150,000	151,648
4.38% 11/15/2030	154,000	151,201
Avolon Holdings Funding Ltd. (Ireland)
4.20% 04/15/2029(b)	238,000	233,728
4.70% 01/30/2031(b)	212,000	208,291
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030	75,000	74,002
Citadel Finance LLC, 4.75%, 02/14/2029(b)	353,000	347,730
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	700,000	706,265
GABX Leasing LLC, 4.63%, 04/15/2031(b)	56,000	55,293
LPL Holdings, Inc.
5.70% 05/20/2027	9,000	9,098
6.75% 11/17/2028	8,000	8,377
LSEG US Fin Corp. (United Kingdom), 4.25%, 03/23/2029(b)	211,000	209,392
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)	8,000	7,971
		2,162,996
Diversified Metals & Mining-0.11%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	10,000	10,032
Glencore Funding LLC (Australia)
4.91% 04/01/2028(b)	4,000	4,030
5.37% 04/04/2029(b)	10,000	10,203
4.90% 07/01/2031(b)	97,000	97,169
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	8,000	8,031
4.50% 03/14/2028	4,000	4,022
		133,487
Diversified Support Services-0.03%
Element Fleet Management Corp. (Canada), 5.04%, 03/25/2030(b)	25,000	25,281
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	12,000	12,178
		37,459
Electric Utilities-3.72%
Alabama Power Co., Series C, 4.30%, 03/15/2031	11,500	11,381
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(d)	150,000	149,259
Constellation Energy Generation LLC, 3.90%, 01/08/2028	239,000	237,178
Duke Energy Corp.
4.85% 01/05/2027	9,000	9,043
4.85% 01/05/2029	2,000	2,020
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Florida LLC, 4.20%, 12/01/2030	$122,000	$120,613
Edison International, 5.00%, 05/05/2028	305,000	305,194
Emera US Finance LLC, 4.50%, 04/01/2029	131,000	130,690
Entergy Corp., 5.88%, 06/15/2056(d)	272,000	272,212
Evergy, Inc., 4.25%, 03/15/2029	26,000	25,795
Exelon Corp.
5.15% 03/15/2029	6,000	6,113
5.13% 03/15/2031	7,000	7,109
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028(b)	245,000	244,048
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	468,000	467,749
Georgia Power Co., 4.00%, 10/01/2028	36,000	35,785
ITC Holdings Corp., 4.88%, 04/15/2031(b)	105,000	104,889
Jersey Central Power & Light Co., 4.15%, 01/15/2029(b)	29,000	28,784
National Rural Utilities Cooperative Finance Corp.
5.60% 11/13/2026	8,000	8,059
4.45% (SOFR + 0.80%), 02/05/2027(c)	39,000	39,093
4.12% 09/16/2027	14,000	13,972
3.95% 12/10/2027	431,000	428,991
4.85% 02/07/2029	4,000	4,048
4.40% 05/11/2029	130,000	130,136
Series D, 4.10% (SOFR + 0.43%), 08/09/2027(c)	203,000	203,087
Series D, 4.15% 08/25/2028	27,000	26,881
Series D, 4.05% 02/09/2029	52,000	51,645
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	267,000	268,262
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	19,000	18,953
NRG Energy, Inc.
4.73% 10/15/2030(b)	39,000	38,604
4.96% 04/30/2031(b)	43,000	42,714
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	93,000	93,768
Pacific Gas and Electric Co., 6.10%, 01/15/2029	83,000	85,796
PacifiCorp, 5.10%, 02/15/2029	8,000	8,099
PPL Capital Funding, Inc., Conv., 3.00%, 12/01/2030(b)	103,000	106,763
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	357,000	358,541
4.30% 10/15/2028(b)	112,000	110,755
4.60% 10/15/2030(b)	30,000	29,463
4.70% 01/31/2031(b)	113,000	111,305
Wisconsin Electric Power Co.
3.95% 03/01/2029	125,000	123,897
4.15% 10/15/2030	52,000	51,309
Xcel Energy, Inc., 4.75%, 03/21/2028	3,000	3,015
		4,515,018
Electrical Components & Equipment-1.28%
EnerSys, 4.38%, 12/15/2027(b)	755,000	745,793
Vertiv Group Corp., 4.13%, 11/15/2028(b)	814,000	804,748
		1,550,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Electronic Components-0.94%
Amphenol Corp.
3.80% 11/15/2027	$174,000	$173,034
4.20% (SOFR + 0.53%), 11/15/2027(c)	594,000	593,478
3.90% 11/15/2028	274,000	271,854
4.13% 11/15/2030	108,000	106,395
		1,144,761
Electronic Equipment & Instruments-0.07%
Keysight Technologies, Inc., 5.35%, 07/30/2030	81,000	83,188
Electronic Manufacturing Services-0.11%
Jabil, Inc., 4.20%, 02/01/2029	137,000	135,353
Environmental & Facilities Services-0.28%
Veralto Corp.
5.50% 09/18/2026	326,000	327,079
5.35% 09/18/2028	9,000	9,182
		336,261
Fertilizers & Agricultural Chemicals-0.53%
Mosaic Co. (The)
4.35% 01/15/2029	389,000	386,852
4.60% 11/15/2030	254,000	251,919
		638,771
Financial Exchanges & Data-0.37%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	258,000	255,859
4.20% 03/15/2031	190,000	187,512
		443,371
Forest Products-0.05%
Georgia-Pacific LLC, 4.40%, 05/15/2029(b)	66,000	65,937
Health Care Distributors-0.25%
Cardinal Health, Inc., 4.50%, 09/15/2030	600	597
Cencora, Inc.
3.95% 02/13/2029	169,000	166,705
4.25% 11/15/2030	124,000	121,919
McKesson Corp., 4.65%, 05/30/2030	17,000	17,116
		306,337
Health Care Equipment-1.70%
Augusta SpinCo Corp.
4.32% 09/23/2027	1,470,000	1,468,125
4.40% 03/23/2029	179,000	178,459
4.66% 03/23/2031	81,000	80,842
GE HealthCare Technologies, Inc.
4.15% 12/15/2028	212,000	210,692
4.80% 01/15/2031	85,000	85,280
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	7,000	7,042
Stryker Corp.
4.55% 02/10/2027	12,000	12,050
4.70% 02/10/2028	16,000	16,105
		2,058,595
Health Care Facilities-0.17%
Ascension Health, Series 2025, 4.08%, 11/15/2028	203,000	202,256
	Principal Amount	Value
Health Care REITs-0.00%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	$6,000	$6,050
Health Care Services-0.43%
Cigna Group (The), 4.50%, 09/15/2030	8,400	8,392
CommonSpirit Health, 4.35%, 09/01/2030	54,000	53,163
CVS Health Corp., 7.00%, 03/10/2055(d)	21,000	21,802
HCA, Inc.
5.00% 03/01/2028	367,000	370,188
4.30% 11/15/2030	65,000	63,885
		517,430
Health Care Supplies-0.67%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	808,000	785,426
Solventum Corp.
5.45% 02/25/2027	11,000	11,077
5.40% 03/01/2029	13,000	13,295
		809,798
Heavy Electrical Equipment-0.04%
GE Vernova, Inc., 4.25%, 02/04/2031	45,000	44,615
Home Improvement Retail-0.08%
Lowe`s Cos., Inc.
3.95% 10/15/2027	58,000	57,875
4.00% 10/15/2028	43,000	42,678
		100,553
Hotel & Resort REITs-0.12%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028	146,000	144,610
Hotels, Resorts & Cruise Lines-1.97%
Airbnb, Inc.
4.40% 03/16/2029	52,000	51,938
4.65% 03/16/2031	33,000	32,953
Carnival Corp.
5.13% 05/01/2029(b)	338,000	337,163
5.75% 03/15/2030(b)	22,000	22,331
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	215,000	218,083
3.75% 05/01/2029(b)	500,000	482,788
Marriott International, Inc.
4.20% 07/15/2027	10,000	9,984
4.88% 05/15/2029	4,000	4,046
4.80% 03/15/2030	6,000	6,043
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	641,000	648,017
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	576,000	575,556
		2,388,902
Housewares & Specialties-0.00%
Newell Brands, Inc., 6.38%, 05/15/2030	5,000	4,900
Independent Power Producers & Energy Traders-0.87%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	11,000	10,935
VoltaGrid LLC, 7.38%, 11/01/2030(b)	1,000,000	1,038,387
		1,049,322
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.70%
Eaton Corp.
3.85% 03/06/2028	$387,000	$384,500
3.95% 03/06/2029	200,000	198,026
4.20% 03/06/2031	270,000	266,315
		848,841
Industrial Machinery & Supplies & Components-0.92%
ESAB Corp.
6.25% 04/15/2029(b)	514,000	521,431
5.63% 04/01/2031(b)	128,000	129,499
Ingersoll Rand, Inc., 5.20%, 06/15/2027	134,000	135,128
Nordson Corp., 5.60%, 09/15/2028	133,000	136,073
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	200,000	195,807
		1,117,938
Industrial REITs-0.03%
LXP Industrial Trust, 6.75%, 11/15/2028	31,000	32,426
Insurance Brokers-0.01%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	11,000	11,036
Integrated Oil & Gas-0.33%
Saudi Arabian Oil Co. (Saudi Arabia), 4.00%, 02/02/2029(b)	405,000	399,853
Integrated Telecommunication Services-1.25%
Cipher Compute LLC, 7.13%, 11/15/2030(b)	101,000	104,814
Orange S.A. (France), 4.00%, 01/13/2029(b)(e)	235,000	233,008
QTS (PROJECT THUNDER), 5.64% (SOFR + 2.00%), 12/10/2030(c)	575,000	575,403
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	525,000	515,444
WULF Compute LLC, 7.75%, 10/15/2030(b)	85,000	89,387
		1,518,056
Interactive Home Entertainment-1.02%
Roblox Corp., 3.88%, 05/01/2030(b)	1,300,000	1,232,153
Interactive Media & Services-2.54%
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	323,000	314,547
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	213,000	212,443
Meta Platforms, Inc.
4.20% 11/15/2030	108,000	106,766
4.55% 05/15/2031	2,445,000	2,446,072
		3,079,828
Internet Services & Infrastructure-0.11%
CoreWeave, Inc., 9.25%, 06/01/2030(b)(e)	132,000	133,757
Investment Banking & Brokerage-3.41%
Charles Schwab Corp. (The)
5.88% 08/24/2026	20,000	20,088
4.34% 11/14/2031(d)	95,000	93,780
Series L, 6.10% (d)(f)	210,000	210,160
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
4.94% 04/23/2028(d)	$23,000	$23,111
4.94% (SOFR + 1.29%), 04/23/2028(c)	24,000	24,157
4.15% 01/21/2029(d)	303,000	300,812
4.15% 10/21/2029(d)	584,000	577,982
4.59% 04/20/2030(d)	345,000	344,291
4.65% (SOFR + 1.00%), 04/20/2030(c)	515,000	516,058
4.37% 10/21/2031(d)	123,400	121,085
Series O, 5.30% (d)(e)(f)	331,000	332,927
Morgan Stanley
5.65% 04/13/2028(d)	9,000	9,102
5.45% 07/20/2029(d)	8,000	8,148
4.24% 01/09/2030(d)	280,000	277,186
4.56% 04/10/2030(d)	412,000	410,768
Series I, 4.13% 10/18/2029(d)	493,000	487,982
Series I, 4.36% 10/22/2031(d)	173,300	170,256
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	200,000	200,637
		4,128,530
IT Consulting & Other Services-0.14%
International Business Machines Corp., 4.00%, 02/03/2029	173,000	171,238
Leisure Facilities-0.34%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	416,000	414,001
Leisure Products-0.04%
Hasbro, Inc., 4.65%, 03/12/2031	44,000	43,675
Life & Health Insurance-1.16%
Athene Global Funding
5.62% 05/08/2026(b)	15,000	15,004
4.86% 08/27/2026(b)	200,000	200,306
5.52% 03/25/2027(b)	9,000	9,079
Constellation Global Funding, 4.85%, 10/22/2030(b)	93,000	91,351
Corebridge Global Funding
4.95% (SOFR + 1.30%), 09/25/2026(b)(c)	9,000	9,030
4.65% 08/20/2027(b)	10,000	10,018
5.90% 09/19/2028(b)	9,000	9,274
4.51% (SOFR + 0.86%), 12/15/2028(b)(c)	401,000	400,903
5.20% 06/24/2029(b)	8,000	8,125
Equitable America Global Funding, 3.95%, 09/15/2027(b)	17,000	16,854
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	18,000	18,024
New York Life Global Funding
4.15% 07/25/2028(b)	25,000	24,929
4.31% (SOFR + 0.66%), 07/25/2028(b)(c)	30,000	29,978
Pacific Life Global Funding II
5.50% 08/28/2026(b)	14,000	14,063
4.50% 08/28/2029(b)	16,000	16,007
Protective Life Corp., 4.70%, 01/15/2031(b)	32,700	32,423
Protective Life Global Funding
4.16% 01/15/2029(b)	298,000	294,790
4.83% 04/14/2031(b)	206,000	205,819
		1,405,977
Life Sciences Tools & Services-0.02%
Thermo Fisher Scientific, Inc., 4.22%, 02/12/2031	23,000	22,729
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Managed Health Care-0.00%
UnitedHealth Group, Inc., 4.75%, 07/15/2026	$3,000	$3,005
Marine Transportation-0.17%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	216,000	210,357
Multi-Family Residential REITs-0.02%
Camden Property Trust, 5.85%, 11/03/2026	21,000	21,150
Multi-line Insurance-0.41%
Metropolitan Life Global Funding I, 4.25%, 04/13/2028(b)	493,000	492,485
Multi-Utilities-0.26%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	194,000	194,001
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	27,000	26,906
Dominion Energy, Inc., 6.00%, 02/15/2056(d)	39,000	39,046
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,045
WEC Energy Group, Inc., 4.75%, 01/15/2028	43,000	43,252
		310,250
Office REITs-0.01%
COPT Defense Properties L.P., 4.50%, 10/15/2030	8,000	7,913
Oil & Gas Equipment & Services-0.13%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05% 03/11/2029	50,000	49,653
4.35% 06/15/2031	111,000	109,728
		159,381
Oil & Gas Exploration & Production-0.04%
Diamondback Energy, Inc.
5.20% 04/18/2027	8,000	8,070
5.15% 01/30/2030	14,000	14,325
EOG Resources, Inc., 4.40%, 07/15/2028	8,000	8,025
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	14,000	13,999
		44,419
Oil & Gas Refining & Marketing-0.50%
Sunoco L.P., 5.88%, 07/15/2027(b)	600,000	600,325
Oil & Gas Storage & Transportation-1.87%
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	425,000	422,901
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,017
Energy Transfer L.P.
6.05% 12/01/2026	286,000	288,725
4.55% 01/15/2031	193,000	191,338
Series H, 6.50% (d)(f)	175,000	175,732
Enterprise Products Operating LLC
4.30% 06/20/2028	252,000	252,207
4.60% 01/15/2031	184,800	185,184
Kinder Morgan, Inc., 5.10%, 08/01/2029	133,000	135,567
MPLX L.P., 4.80%, 02/15/2031	7,000	7,013
ONEOK, Inc., 5.55%, 11/01/2026	6,000	6,032
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(c)(f)	399,000	399,999
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027	$12,000	$12,048
5.03% 10/01/2029	10,000	10,073
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	9,000	8,926
Western Midstream Operating L.P., 4.80%, 03/01/2031(e)	152,000	151,026
Williams Cos., Inc. (The), 4.80%, 11/15/2029	11,000	11,103
		2,262,891
Other Specialized REITs-0.49%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	600,000	598,914
Packaged Foods & Meats-0.07%
Mars, Inc.
4.45% 03/01/2027(b)	16,000	16,060
4.60% 03/01/2028(b)	19,000	19,118
4.80% 03/01/2030(b)	11,000	11,114
McCormick & Co., Inc., 4.15%, 02/15/2029	37,000	36,680
		82,972
Passenger Airlines-1.28%
American Airlines Pass-Through Trust, Series B, 5.65%, 11/11/2034	145,000	144,529
Delta Air Lines, Inc.
4.95% 07/10/2028	336,000	338,063
5.25% 07/10/2030	13,000	13,104
Southwest Airlines Co., 4.38%, 11/15/2028	706,000	700,996
United Airlines Holdings, Inc., 4.88%, 03/01/2029	365,000	360,460
		1,557,152
Passenger Ground Transportation-0.25%
Uber Technologies, Inc.
4.50% 08/15/2029(b)	299,000	296,534
4.15% 01/15/2031	9,400	9,219
		305,753
Pharmaceuticals-0.23%
AstraZeneca Finance LLC (United Kingdom)
4.80% 02/26/2027	8,000	8,047
4.85% 02/26/2029	8,000	8,130
Johnson & Johnson, 4.70%, 03/01/2030	6,000	6,130
Novartis Capital Corp.
3.80% 09/18/2029	6,000	5,918
4.10% 11/05/2030	159,000	156,964
4.40% 03/18/2031	81,000	80,901
Zoetis, Inc., 4.15%, 08/17/2028	16,000	15,930
		282,020
Rail Transportation-0.03%
Canadian Pacific Railway Co. (Canada), 4.00%, 03/15/2029	42,000	41,535
Real Estate Development-0.09%
Prologis Targeted U.S. Logistics Fund L.P., 4.25%, 01/15/2031(b)	108,000	106,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Regional Banks-0.22%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	$10,000	$10,012
Zions Bancorporation N.A., 4.48%, 02/09/2029(d)	256,000	254,743
		264,755
Reinsurance-0.14%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	160,000	158,562
RGA Global Funding, 4.35%, 08/25/2028(b)	15,000	14,925
		173,487
Restaurants-0.00%
McDonald’s Corp., 4.40%, 02/12/2031	6,000	5,985
Retail REITs-0.04%
Realty Income Corp., 3.95%, 02/01/2029	53,000	52,375
Security & Alarm Services-0.49%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	600,000	597,546
Self-Storage REITs-0.02%
Public Storage Operating Co., 4.35% (SOFR + 0.70%), 04/16/2027(c)	21,000	21,039
Semiconductors-1.48%
Broadcom, Inc.
5.05% 07/12/2027	3,000	3,033
4.60% 07/15/2030	16,000	16,078
4.20% 10/15/2030	22,000	21,733
4.30% 01/15/2031(e)	224,000	222,254
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	662,000	687,142
5.50% 01/25/2031(b)	482,000	494,779
Intel Corp., 4.65%, 06/01/2031	149,000	148,461
SK hynix, Inc. (South Korea), 4.25%, 09/11/2028(b)	200,000	199,250
		1,792,730
Soft Drinks & Non-alcoholic Beverages-0.03%
Keurig Dr Pepper, Inc., 4.25% (SOFR + 0.58%), 11/15/2026(c)	26,000	26,022
PepsiCo, Inc., 4.10%, 01/15/2029	5,000	4,995
		31,017
Sovereign Debt-2.09%
Colombia Government International Bond (Colombia)
5.38% 01/21/2029	590,000	585,811
6.13% 01/21/2031	238,500	238,548
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	198,913
Korea National Oil Corp. (South Korea)
4.50% 03/30/2029(b)	224,000	224,967
4.63% 03/30/2031(b)	200,000	200,846
Kuwait International Government Bond (Kuwait)
4.02% 10/09/2028(b)	353,000	349,481
4.14% 10/09/2030(b)	200,000	197,745
	Principal Amount	Value
Sovereign Debt-(continued)
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	$228,000	$234,037
5.88% 01/30/2029(b)	44,000	44,750
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	266,000	264,314
		2,539,412
Specialty Chemicals-0.04%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	42,000	41,886
4.50% 08/15/2030	9,000	8,985
		50,871
Steel-0.36%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	431,000	439,527
Systems Software-1.14%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	814,000	776,116
Oracle Corp.
4.55% 02/04/2029	246,000	243,065
4.76% (SOFR + 1.11%), 02/04/2029(c)	292,000	290,043
4.45% 09/26/2030	74,700	72,066
		1,381,290
Telecom Tower REITs-0.72%
SBA Communications Corp., 3.88%, 02/15/2027	881,000	876,040
Tobacco-1.63%
Altria Group, Inc., 4.88%, 02/04/2028	114,000	114,987
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	425,000	426,694
Philip Morris International, Inc.
4.38% 11/01/2027	3,000	3,008
3.88% 10/27/2028	396,000	392,624
4.31% (SOFR + 0.66%), 10/27/2028(c)	419,000	419,134
4.13% 04/27/2029	518,000	514,744
4.00% 10/29/2030	110,000	107,893
		1,979,084
Trading Companies & Distributors-0.50%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 05/15/2031(b)	68,000	67,561
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	67,000	66,011
Sumisho Air Lease Corp., Series B, 4.65%(d)(f)	204,000	204,288
Takeoff Merger Sub, Inc.
4.40% 03/24/2028(b)	160,000	159,194
4.50% 03/24/2029(b)	113,000	112,332
		609,386
Transaction & Payment Processing Services-0.44%
Block, Inc., 2.75%, 06/01/2026	531,000	529,903
Wireless Telecommunication Services-0.32%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	226,000	226,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	$42,000	$41,653
T-Mobile USA, Inc., 4.95%, 03/15/2028	114,000	115,226
		382,933
Total U.S. Dollar Denominated Bonds & Notes (Cost $87,239,058)		86,940,947

Asset-Backed Securities-26.17%
ALA Trust
Series 2025-OANA, Class A, 5.40% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(c)	295,000	296,552
Series 2025-OANA, Class B, 5.50% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	50,000	50,267
Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	283,863	284,737
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	33,041	33,220
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	831,971	837,449
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,299
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,881
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	100,000	99,114
Barings CLO Ltd. (Cayman Islands), Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	500,000	499,872
Barings Equipment Finance LLC, Series 2025- B, Class A3, 4.13%, 10/13/2032(b)	140,000	139,481
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	300,000	299,954
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	400,000	400,301
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.68% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(c)	310,000	309,418
BX Commercial Mortgage Trust, Series 2026- CSMO, Class A, 5.05% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	1,130,000	1,132,359
BX Trust
Series 2025-VLT6, Class A, 5.10% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	40,000	39,879
Series 2025-VLT6, Class B, 5.55% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(c)	15,000	14,914
Series 2025-VLT7, Class A, 5.35% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	170,000	170,062
Series 2025-VOLT, Class A, 5.35% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	650,000	650,724
Series 2025-VOLT, Class B, 5.75% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	600,000	600,528
	Principal Amount	Value

Series 2025-VOLT, Class C, 6.01% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(c)	$520,000	$519,456
Series 2025-VOLT, Class D, 6.41% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(c)	170,000	169,776
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.56% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	680,888	681,373
Carlyle US CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(c)	250,000	250,062
Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(c)	250,000	249,327
Carvana Auto Receivables Trust, Series 2026- P1, Class A3, 4.26%, 02/10/2031	500,000	497,978
Cedar Funding VI CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(c)	250,000	250,308
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	125,000	118,903
Cerberus Loan Funding XL LLC, Series 2023- 1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(c)(g)	250,000	250,068
CIFC Funding 2022-II Ltd. (Cayman Islands), Series 2022-2A, Class A1R, 4.65% (3 mo. Term SOFR + 0.97%), 04/19/2035(b)(c)	500,000	498,927
CIFC Funding Ltd. (Cayman Islands), Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(c)	250,000	250,068
COLT Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.42%, 05/25/2069(b)	170,657	172,853
Series 2025-3, Class A1, 5.35%, 03/25/2070(b)	183,393	184,179
Series 2025-4, Class A1, 5.79%, 04/25/2070(b)	301,613	304,474
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	88,643	89,136
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	960,000	943,677
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	67,413	67,883
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	74,529	74,977
Series 2025-H5, Class A1, 5.51%, 07/25/2070(b)(h)	769,471	773,771
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(h)	156,015	155,839
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(h)	402,249	404,319
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(h)	485,000	483,876
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	418,950	415,894
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	60,000	59,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Ellington Financial Mortgage Trust
Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(b)(h)	$383,638	$382,912
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(h)	266,710	266,130
Enterprise Fleet Financing LLC, Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	150,000	149,293
GCAT Trust
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(h)	44,900	46,156
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	74,121	74,597
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(h)	488,196	485,083
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	578,415	576,947
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	274,856	275,746
Series 2025-HE2, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	847,335	851,096
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	76,406	76,490
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	390,572	389,367
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	502,368	499,602
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(h)	289,413	287,956
Harbor Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class AR2, 4.63% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(c)	334,930	334,935
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(h)	50,000	50,463
J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	626,611	629,589
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	291,397	290,432
JP Morgan Mortgage Trust, Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	241,041	243,141
Juniper Valley Park CLO Ltd. (Jersey), Series 2023-1A, Class ARR, 4.76% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	430,000	430,185
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	300,000	301,445
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	200,000	199,752
Merchants Fleet Funding LLC, Series 2025- 1A, Class A, 4.49%, 01/20/2039(b)	190,000	190,289
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	300,000	300,431
MILE Trust
Series 2025-STNE, Class A, 5.15% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	100,000	100,020
	Principal Amount	Value

Series 2025-STNE, Class B, 5.36% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(c)	$100,000	$99,918
Series 2025-STNE, Class C, 5.76% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(c)	100,000	99,711
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	653,000	660,573
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	75,984	76,746
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	423,002	421,536
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(h)	192,950	193,115
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	250,000	250,120
New Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	396,016	398,702
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(h)	120,000	120,105
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	110,000	109,675
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	300,000	277,879
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	750,000	749,692
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	100,000	99,742
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	49,324	49,692
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	83,138	83,840
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	29,956
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	143,463	142,380
RR 16 Ltd. (Cayman Islands), Series 2021- 16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(c)	350,000	350,153
RR 17 Ltd. (Cayman Islands), Series 2021- 17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	250,000	249,992
Sequoia Mortgage Trust, Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	244,577	243,623
SHRN Trust
Series 2025-MF18, Class A, 4.85% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	250,000	249,994
Series 2025-MF18, Class B, 5.10% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	160,000	160,034
Series 2025-MF18, Class C, 5.35% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(c)	360,000	360,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	$495,250	$491,111
Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	36,445	36,735
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	24,625	24,324
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	570,000	562,658
Synchrony Card Funding LLC, Series 2024- A2, Class A, 4.93%, 07/15/2030	10,000	10,100
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	170,000	168,440
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	570,000	569,912
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	25,000	25,073
UBS Commercial Mortgage Trust, Series 2017-C6, Class AS, 3.93%, 12/15/2050(h)	50,000	48,271
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	350,000	343,277
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(h)	110,000	110,218
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(h)	105,000	105,041
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(h)	200,000	201,669
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(h)	235,000	237,858
Verus Securitization Trust
Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(h)	37,412	36,085
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(h)	100,000	99,875
Voya CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	455,000	454,146
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(h)	50,000	50,337
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(c)	1,000,000	999,846
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	300,000	305,107
Total Asset-Backed Securities (Cost $31,779,582)		31,717,883
U.S. Treasury Securities-1.79%
U.S. Treasury Bills-0.77%(i)(j)
3.53%–3.77%, 05/14/2026	840,000	838,915
3.63%–3.66%, 09/17/2026	102,000	100,586
		939,501
U.S. Treasury Notes-1.02%
3.88%, 03/31/2028	1,188,900	1,188,714
	Principal Amount	Value
U.S. Treasury Notes-(continued)
3.88%, 04/15/2029	$41,600	$41,560
3.88%, 03/31/2031	2,000	1,987
		1,232,261
Total U.S. Treasury Securities (Cost $2,173,463)		2,171,762
Variable Rate Senior Loan Interests-1.50%(k)(l)
Technology Hardware, Storage & Peripherals-1.50%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032(m) (Cost $1,810,900)	1,820,000	1,824,550

Agency Credit Risk Transfer Notes-0.25%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.65% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)(n)	13,937	13,961
Freddie Mac
Series 2023-DNA1, Class M1, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(o)	22,337	22,602
Series 2025-DNA4, Class A1, STACR®, 4.55% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)(o)	147,250	147,380
Series 2026-DNA2, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(c)(o)	114,717	114,938
Total Agency Credit Risk Transfer Notes (Cost $298,241)		298,881
	Shares
Preferred Stocks-0.12%
Diversified Financial Services-0.02%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d)	1,100	28,270
Systems Software-0.10%
Oracle Corp., Class D, Conv. Pfd., 6.50%, 01/15/2029	2,436	118,560
Total Preferred Stocks (Cost $152,092)		146,830

Exchange-Traded Funds-0.11%
Invesco Short Duration High Yield ETF(e)(p) (Cost $137,016)	5,400	137,619
Money Market Funds-0.23%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(p)(q) (Cost $277,900)	277,900	277,900
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.89% (Cost $123,868,252)		123,516,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.51%
Invesco Private Government Fund, 3.63%(p)(q)(r)	508,252	$508,252
Invesco Private Prime Fund, 3.78%(p)(q)(r)	1,320,071	1,320,203
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,828,455)		1,828,455
TOTAL INVESTMENTS IN SECURITIES-103.40% (Cost $125,696,707)		125,344,827
OTHER ASSETS LESS LIABILITIES-(3.40)%		(4,126,502)
NET ASSETS-100.00%		$121,218,325

Investment Abbreviations:
Conv.	-Convertible
ETF	-Exchange-Traded Fund
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $66,011,204, which represented 54.46% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at April 30, 2026.
(f)	Perpetual bond with no specified maturity date.
(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 2S.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(n)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(o)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$137,016	$-	$603	$-	$137,619	$429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$4,436,367	$38,941,118	$(43,099,585)	$-	$-	$277,900	$17,263
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	255,436	5,260,220	(5,007,404)	-	-	508,252	5,783 *
Invesco Private Prime Fund	665,608	10,309,545	(9,654,820)	8	(138)	1,320,203	16,105 *
Total	$5,357,411	$54,647,899	$(57,761,809)	$611	$(138)	$2,243,974	$39,580

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	314	June-2026	$65,037,250	$(475,810)	$(475,810)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	209	June-2026	(22,537,711)	290,820	290,820
U.S. Treasury 10 Year Notes	50	June-2026	(5,529,688)	97,780	97,780
U.S. Treasury Long Bonds	2	June-2026	(225,688)	6,356	6,356
U.S. Treasury Ultra Bonds	1	June-2026	(115,031)	5,381	5,381
Subtotal—Short Futures Contracts				400,337	400,337
Total Futures Contracts				$(75,473)	$(75,473)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-74.51%
Gas Utilities-1.92%
AltaGas Ltd. (Canada)	32,542	$1,217,187
Oil & Gas Equipment & Services-7.13%
Archrock, Inc.	37,586	1,456,457
Kodiak Gas Services, Inc.	45,371	3,076,154
		4,532,611
Oil & Gas Refining & Marketing-3.03%
Sunococorp LLC	28,863	1,924,585
Oil & Gas Storage & Transportation-62.43%
Antero Midstream Corp.	93,020	2,033,417
Cheniere Energy, Inc.	11,115	3,056,069
DT Midstream, Inc.	10,294	1,523,409
Enbridge, Inc. (Canada)	51,439	2,850,750
Gibson Energy, Inc. (Canada)	31,691	692,680
Hess Midstream L.P., Class A	25,640	1,002,524
Keyera Corp. (Canada)	71,606	2,760,916
Kinder Morgan, Inc.	88,213	2,899,561
Kinetik Holdings, Inc., Class A(b)	34,441	1,740,648
ONEOK, Inc.	34,027	3,146,137
Pembina Pipeline Corp. (Canada)	62,969	2,929,318
South Bow Corp. (Canada)	65,613	2,246,589
Targa Resources Corp.	18,671	4,855,954
TC Energy Corp. (Canada)	56,506	3,781,947
Williams Cos., Inc. (The)	54,401	4,151,340
		39,671,259
Total Common Stocks & Other Equity Interests (Cost $36,549,380)		47,345,642
Master Limited Partnerships & Related Entities-24.45%
Oil & Gas Storage & Transportation-24.45%
Energy Transfer L.P.	140,263	2,831,910
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Enterprise Products Partners L.P.	70,153	$2,714,921
Genesis Energy L.P.	126,228	2,195,105
MPLX L.P.	43,268	2,434,690
Plains GP Holdings L.P., Class A	151,734	3,709,896
Western Midstream Partners L.P.	37,993	1,651,936
		15,538,458
Total Master Limited Partnerships & Related Entities (Cost $12,732,389)		15,538,458
Money Market Funds-0.83%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $525,715)	525,715	525,715
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $49,807,484)		63,409,815
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.03%
Invesco Private Government Fund, 3.63%(c)(d)(e)	5,079	5,079
Invesco Private Prime Fund, 3.78%(c)(d)(e)	13,467	13,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,548)		18,547
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $49,826,032)		63,428,362
OTHER ASSETS LESS LIABILITIES-0.18%		112,023
NET ASSETS-100.00%		$63,540,385

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$606,735	$1,272,522	$(1,353,542)	$-	$-	$525,715	$13,714
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$430,356	$19,898,006	$(20,323,283)	$-	$-	$5,079	$18,376 *
Invesco Private Prime Fund	1,120,268	39,141,882	(40,248,222)	13	(473)	13,468	53,338 *
Total	$2,157,359	$60,312,410	$(61,925,047)	$13	$(473)	$544,262	$85,428

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Top QQQ ETF (QBIG)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-34.99%
Communication Services-5.52%
Alphabet, Inc., Class A	2,183	$840,019
Alphabet, Inc., Class C	2,994	1,143,528
		1,983,547
Consumer Discretionary-8.30%
Amazon.com, Inc.(b)	5,911	1,566,769
Tesla, Inc.(b)	3,700	1,412,031
		2,978,800
Information Technology-21.17%
Apple, Inc.	6,731	1,826,457
Broadcom, Inc.	2,610	1,089,493
Microsoft Corp.	4,937	2,013,210
NVIDIA Corp.	13,379	2,670,047
		7,599,207
Total Common Stocks & Other Equity Interests (Cost $9,721,917)		12,561,554
	Shares	Value
Money Market Funds-54.67%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(c)(d) (Cost $19,627,368)	19,627,368	$19,627,368
TOTAL INVESTMENTS IN SECURITIES-89.66% (Cost $29,349,285)		32,188,922
OTHER ASSETS LESS LIABILITIES-10.34%		3,712,558
NET ASSETS-100.00%		$35,901,480

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$15,759,350	$3,988,807	$(120,789)	$-	$-	$19,627,368	$318,825

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive(a)	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Bank of America, N.A.	Receive	Bank of America NDXMEGA2T Index	SOFR + 0.65%	Annually	April-2027	$5,046,511	$-	$857,953	$857,953
Goldman Sachs International	Receive	Goldman Sachs NDXMEGA2T Index	SOFR + 0.70%	Annually	April-2027	5,046,525	-	858,371	858,371
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley NDXMEGA2T Index	SOFR + 0.80%	Annually	April-2027	5,046,525	-	857,359	857,359
Societe Generale SA	Receive	Societe Generale NDXMEGA2T Index	SOFR + 0.70%	Annually	April-2027	3,027,906	-	514,280	514,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Top QQQ ETF (QBIG)—(continued)
April 30, 2026
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements—(continued)
Counterparty	Pay/ Receive(a)	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Societe Generale SA	Receive	Societe Generale NDXMEGA2T Index	SOFR + 0.70%	Annually	January-2027	$2,000,581	$-	$519	$519
Total Over-The-Counter Total Return Swap Agreements							$—	$3,088,482	$3,088,482

Abbreviations:
SOFR	-Secured Overnight Financing Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-52.12%
Advertising-0.21%
Lamar Media Corp., 5.38%, 11/01/2033(b)(c)	$2,009,000	$1,989,533
Omnicom Group, Inc.
4.20% 03/02/2029	630,000	623,082
5.30% 06/02/2036(c)	2,150,000	2,079,069
		4,691,684
Aerospace & Defense-1.25%
BAE Systems PLC (United Kingdom)
5.00% 03/26/2027(b)	502,000	505,607
5.13% 03/26/2029(b)	462,000	471,661
Boeing Co. (The)
6.26% 05/01/2027	4,000	4,068
6.30% 05/01/2029	4,000	4,196
6.39% 05/01/2031	4,000	4,273
6.53% 05/01/2034	19,000	20,785
5.81% 05/01/2050	2,000	1,950
General Dynamics Corp., 4.95%, 08/15/2035	15,000	15,093
Honeywell Aerospace, Inc.
3.90% 03/16/2028(b)	4,652,000	4,618,794
4.00% 03/16/2029(b)	1,694,000	1,676,239
4.30% 03/16/2031(b)	832,000	822,095
4.60% 03/16/2033(b)	1,008,000	995,611
4.95% 03/16/2036(b)	3,105,000	3,070,942
5.73% 03/16/2056(b)	4,826,000	4,749,936
Howmet Aerospace, Inc.
3.75% 03/03/2028	2,492,000	2,465,994
3.90% 04/15/2029	304,000	299,691
4.85% 10/15/2031	7,000	7,062
4.55% 11/15/2032	1,018,000	1,001,519
4.75% 04/15/2036	748,000	726,908
Huntington Ingalls Industries, Inc.
5.35% 01/15/2030	8,000	8,166
5.75% 01/15/2035	11,000	11,404
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,027
Lockheed Martin Corp.
4.15% 08/15/2028	52,000	52,030
4.50% 02/15/2029	5,000	5,031
4.40% 08/15/2030	237,000	236,998
4.80% 08/15/2034	8,000	7,976
RTX Corp.
5.75% 01/15/2029	4,000	4,147
5.15% 02/27/2033	3,000	3,061
6.40% 03/15/2054	1,000	1,078
Textron, Inc., 4.95%, 03/15/2036	97,000	94,781
TransDigm, Inc.
6.75% 08/15/2028(b)	183,000	185,701
6.38% 03/01/2029(b)	4,446,000	4,540,277
6.38% 05/31/2033(b)	1,561,000	1,574,150
		28,188,251
Agricultural & Farm Machinery-0.22%
AGCO Corp.
5.45% 03/21/2027	4,000	4,030
5.80% 03/21/2034	5,000	5,153
	Principal Amount	Value
Agricultural & Farm Machinery-(continued)
CNH Industrial Capital LLC, 4.75%, 03/21/2028	$34,000	$34,176
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(b)	107,000	107,770
John Deere Capital Corp.
4.70% 06/10/2030	8,000	8,099
4.38% 10/15/2030	356,000	355,543
5.10% 04/11/2034	13,000	13,247
Series I, 3.90% 03/09/2029	2,271,000	2,253,752
Series I, 4.20% 03/10/2031	2,181,000	2,159,011
		4,940,781
Agricultural Products & Services-0.04%
Cargill, Inc., 4.13%, 10/23/2030(b)	918,000	904,200
Air Freight & Logistics-0.01%
GXO Logistics, Inc.
6.25% 05/06/2029	9,000	9,345
6.50% 05/06/2034	5,000	5,280
United Parcel Service, Inc.
4.65% 10/15/2030	75,000	76,195
5.15% 05/22/2034	4,000	4,109
5.25% 05/14/2035	25,000	25,618
		120,547
Apparel Retail-0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	466,000	439,963
Apparel, Accessories & Luxury Goods-0.02%
Gildan Activewear, Inc. (Canada)
4.70% 10/07/2030(b)	376,000	372,295
5.40% 10/07/2035(b)	129,000	126,357
		498,652
Application Software-0.90%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	1,780,000	1,808,191
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	5,892,000	5,893,780
Roper Technologies, Inc.
4.25% 09/15/2028	74,000	73,471
4.50% 10/15/2029	11,000	10,948
4.45% 09/15/2030(c)	150,950	148,747
4.75% 02/15/2032	16,000	15,863
4.90% 10/15/2034	8,000	7,756
5.10% 09/15/2035	94,720	92,006
Salesforce, Inc.
4.90% 09/15/2031	6,268,000	6,251,049
5.55% 03/15/2036	4,333,000	4,322,656
6.40% 03/15/2046	1,593,000	1,593,416
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	182,000	181,945
		20,399,828
Asset Management & Custody Banks-0.46%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	23,000	23,006
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
Ameriprise Financial, Inc.
5.70% 12/15/2028	$5,000	$5,171
5.15% 05/15/2033	2,000	2,043
5.20% 04/15/2035	56,000	56,238
Bank of New York Mellon Corp. (The)
4.33% (SOFR + 0.68%), 06/09/2028(d)	267,000	267,450
4.89% 07/21/2028(e)	19,000	19,148
4.98% 03/14/2030(e)	4,000	4,060
4.54% 04/23/2032(c)(e)	1,871,000	1,864,250
5.06% 07/22/2032(e)	8,000	8,158
5.83% 10/25/2033(e)	1,000	1,059
5.19% 03/14/2035(e)	1,000	1,014
5.09% 04/23/2037(c)(e)	2,893,000	2,871,846
Series I, 3.75% (e)(f)	5,000	4,944
Series J, 4.97% 04/26/2034(e)	1,000	1,004
Citadel L.P.
6.00% 01/23/2030(b)	7,000	7,233
6.38% 01/23/2032(b)	10,000	10,473
Northern Trust Corp.
4.15% 11/19/2030	325,000	322,416
6.13% 11/02/2032	2,000	2,145
5.12% 11/19/2040(e)	119,000	116,655
State Street Corp.
4.56% 04/23/2032(c)(e)	1,633,000	1,625,502
4.78% 10/23/2036(e)	108,000	105,392
5.09% 04/24/2037(e)	2,487,000	2,467,472
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	690,600	682,467
		10,469,146
Automobile Manufacturers-1.44%
American Honda Finance Corp.
4.90% 01/10/2034	4,000	3,918
Series A, 4.55% 04/10/2028	1,482,000	1,483,141
Series A, 4.90% 04/10/2031	1,151,000	1,149,076
Daimler Truck Finance North America LLC (Germany)
5.00% 01/15/2027(b)	440,000	442,437
4.65% 10/12/2030(b)	92,000	91,627
5.00% 10/12/2032(b)	1,072,000	1,069,817
5.38% 01/18/2034(b)	250,000	252,346
5.63% 01/13/2035(b)	213,000	216,362
Ford Motor Credit Co. LLC
6.95% 06/10/2026	584,000	584,244
2.70% 08/10/2026	594,000	590,967
7.35% 11/04/2027	480,000	494,774
5.92% 03/20/2028	449,000	455,252
6.80% 05/12/2028	485,000	499,911
6.80% 11/07/2028	598,000	620,395
7.20% 06/10/2030	471,000	498,454
5.42% 04/09/2031	3,202,000	3,174,898
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	292,000	291,528
5.34% 07/08/2035	121,000	121,127
	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
5.65% 06/26/2026(b)	$4,000	$4,008
4.88% 06/23/2027(b)	298,000	299,270
5.00% 01/07/2028(b)	125,000	125,828
5.60% 03/30/2028(b)	3,000	3,052
4.60% 04/06/2028(b)(c)	3,415,000	3,415,975
5.35% 03/19/2029(b)	5,000	5,091
4.75% 04/06/2029(b)(c)	2,419,000	2,423,047
5.30% 01/08/2030(b)	49,000	49,832
5.80% 04/01/2030(b)	3,000	3,103
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,198,000	2,224,220
Mercedes-Benz Finance North America LLC (Germany)
4.80% 01/11/2027(b)(c)	443,000	445,450
4.13% 03/10/2028(b)	4,771,000	4,748,677
5.10% 08/03/2028(b)	469,000	475,837
4.85% 01/11/2029(b)	382,000	385,341
PACCAR Financial Corp., 4.00%, 09/26/2029	39,000	38,862
Toyota Motor Credit Corp.
4.55% 08/09/2029	8,000	8,050
5.10% 03/21/2031	10,000	10,256
Series B, 4.05% 03/13/2029	2,417,000	2,401,315
Series B, 4.60% 03/11/2033	1,473,000	1,453,059
Volkswagen Group of America Finance LLC (Germany)
4.90% 08/14/2026(b)	614,000	614,867
5.25% 03/22/2029(b)	596,000	603,142
4.95% 08/15/2029(b)	474,000	475,730
5.60% 03/22/2034(b)	399,000	400,403
		32,654,689
Automotive Parts & Equipment-1.08%
American Axle & Manufacturing, Inc.
6.38% 10/15/2032(b)(c)	569,000	568,248
7.75% 10/15/2033(b)(c)	211,000	206,137
BMW US Capital LLC (Germany)
4.40% 03/19/2029(b)(c)	4,531,000	4,524,773
4.50% 08/11/2030(b)	82,000	81,257
4.65% 03/19/2031(b)	3,081,000	3,064,375
5.00% 03/19/2033(b)	1,698,000	1,690,947
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	361,000	373,133
ERAC USA Finance LLC
5.00% 02/15/2029(b)	5,000	5,072
4.50% 10/30/2029(b)	3,728,000	3,720,998
4.70% 04/30/2031(b)	3,479,000	3,471,946
4.90% 05/01/2033(b)	3,000	2,993
5.25% 04/30/2036(b)(c)	2,650,000	2,644,360
Phinia, Inc., 6.75%, 04/15/2029(b)	806,000	825,981
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)	730,000	748,344
7.13% 04/14/2030(b)	296,000	296,965
6.75% 04/23/2030(b)	26,000	25,841
7.50% 03/24/2031(b)(c)	1,801,000	1,804,553
6.88% 04/23/2032(b)(c)	312,000	305,507
		24,361,430
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Automotive Retail-0.18%
Advance Auto Parts, Inc.
7.00% 08/01/2030(b)(c)	$595,000	$614,091
7.38% 08/01/2033(b)(c)	640,000	660,730
AutoZone, Inc., 5.20%, 08/01/2033	1,000	1,014
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	2,683,000	2,670,175
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	13,000	12,890
		3,958,900
Biotechnology-0.00%
AbbVie, Inc.
4.80% 03/15/2029	18,000	18,264
5.05% 03/15/2034	7,000	7,100
5.40% 03/15/2054	1,000	950
Amgen, Inc.
5.15% 03/02/2028	2,000	2,028
5.25% 03/02/2030	3,000	3,076
Gilead Sciences, Inc.
5.25% 10/15/2033	2,000	2,071
5.55% 10/15/2053	1,000	967
		34,456
Brewers-0.06%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	1,277,000	1,276,961
Broadcasting-0.34%
Nexstar Media, Inc.
6.50% 09/15/2033(b)	5,155,000	5,197,998
7.25% 04/15/2034(b)	2,561,000	2,579,198
		7,777,196
Broadline Retail-0.78%
Amazon.com, Inc.
4.25% 03/13/2031	4,161,000	4,121,396
4.88% 03/13/2036	5,420,000	5,342,588
5.65% 03/13/2046	3,638,000	3,590,182
5.80% 03/13/2056	4,199,000	4,135,721
eBay, Inc., 4.25%, 03/06/2029	515,000	512,933
		17,702,820
Building Products-0.15%
Carrier Global Corp., 5.90%, 03/15/2034	1,000	1,054
CRH America Finance, Inc.
4.40% 02/09/2031	557,000	550,191
5.00% 02/09/2036	229,000	225,463
5.60% 02/09/2056	7,000	6,722
HP Communities LLC
5.78% 03/15/2046(b)	150,000	139,421
5.86% 09/15/2053(b)	100,000	89,399
Lennox International, Inc., 5.50%, 09/15/2028	4,000	4,083
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	2,417,000	2,392,570
		3,408,903
	Principal Amount	Value
Cable & Satellite-0.01%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38% 09/01/2029(b)	$126,000	$126,294
7.38% 03/01/2031(b)	17,000	17,219
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.65% 02/01/2034	4,000	4,150
5.85% 12/01/2035	71,000	69,316
6.70% 12/01/2055	23,000	21,697
Comcast Corp.
5.50% 11/15/2032	3,000	3,117
6.05% 05/15/2055	19,000	18,686
Cox Communications, Inc., 5.70%, 06/15/2033(b)	2,000	1,989
		262,468
Cargo Ground Transportation-0.17%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	742,000	733,179
4.65% 03/15/2031(b)	643,600	634,703
4.95% 03/15/2033(b)(c)	241,000	236,782
5.25% 03/15/2036(b)	889,000	865,753
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75% 05/24/2026(b)	2,000	2,002
5.35% 01/12/2027(b)	4,000	4,026
5.70% 02/01/2028(b)	3,000	3,049
5.55% 05/01/2028(b)	2,000	2,032
6.05% 08/01/2028(b)	4,000	4,116
5.25% 02/01/2030(b)	92,000	93,318
4.55% 01/15/2031(b)(c)	566,000	560,237
Ryder System, Inc.
4.90% 12/01/2029	37,000	37,424
4.30% 12/01/2030	612,000	604,684
		3,781,305
Coal & Consumable Fuels-0.05%
Australian MetCoal Financing Pty Ltd. (Australia)
6.25% 10/22/2031(b)	526,000	533,337
6.75% 04/22/2034(b)	583,000	594,706
		1,128,043
Commercial & Residential Mortgage Finance-0.06%
Aviation Capital Group LLC
6.25% 04/15/2028(b)	3,000	3,081
6.75% 10/25/2028(b)	5,000	5,231
4.25% 04/30/2029(b)	275,000	271,202
4.80% 10/24/2030(b)	386,000	383,383
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(e)	434,000	438,422
Radian Group, Inc., 6.20%, 05/15/2029	5,000	5,173
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	229,000	232,515
		1,339,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Computer & Electronics Retail-0.06%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	$119,000	$121,116
Leidos, Inc.
4.10% 03/15/2029	1,159,000	1,145,109
5.75% 03/15/2033	3,000	3,117
		1,269,342
Construction Machinery & Heavy Transportation Equipment-0.46%
Caterpillar Financial Services Corp.
3.75% 02/23/2029	6,346,000	6,267,301
4.15% (SOFR + 0.49%), 02/23/2029(d)	2,522,000	2,520,294
Caterpillar, Inc., 5.20%, 05/15/2035	43,000	44,104
Cummins, Inc.
4.70% 02/15/2031	240,000	242,662
5.30% 05/09/2035	71,000	72,553
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	935,000	920,718
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	149,000	150,902
5.50% 05/29/2035	102,000	104,348
		10,322,882
Construction Materials-0.01%
JH North America Holdings, Inc.
5.88% 01/31/2031(b)	105,000	105,033
6.13% 07/31/2032(b)	57,000	57,165
		162,198
Consumer Electronics-0.10%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)(c)	554,000	571,644
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	142,000	138,251
Tyco Electronics Group S.A. (Switzerland)
4.50% 02/09/2031	617,000	614,854
4.88% 02/09/2036	870,000	857,380
		2,182,129
Consumer Finance-0.25%
American Express Co.
4.73% 04/25/2029(e)	85,000	85,466
4.91% (SOFR + 1.26%), 04/25/2029(d)	275,000	278,091
4.35% 07/20/2029(e)	518,000	517,083
4.46% (SOFR + 0.81%), 07/20/2029(d)	770,000	771,512
5.53% 04/25/2030(e)	9,000	9,264
5.02% 04/25/2031(c)(e)	130,000	131,910
4.92% 07/20/2033(c)(e)	328,000	328,865
5.44% 01/30/2036(e)	2,000	2,045
4.80% 10/24/2036(e)	355,000	344,010
Capital One Financial Corp.
7.15% 10/29/2027(e)	2,000	2,026
4.49% 09/11/2031(e)	356,200	350,558
4.72% 01/30/2032(e)	1,236,000	1,221,589
5.40% 01/30/2037(e)	94,000	92,369
	Principal Amount	Value
Consumer Finance-(continued)
FirstCash, Inc.
4.63% 09/01/2028(b)	$806,000	$792,913
6.88% 03/01/2032(b)	549,000	563,346
Synchrony Financial, 5.02%, 07/29/2029(e)	56,000	56,017
		5,547,064
Distillers & Vintners-0.00%
Constellation Brands, Inc.
4.90% 05/01/2033	3,000	2,971
4.95% 11/01/2035	82,000	79,679
		82,650
Distributors-0.00%
Genuine Parts Co.
6.50% 11/01/2028	4,000	4,144
4.95% 08/15/2029	50,000	49,940
6.88% 11/01/2033	4,000	4,339
		58,423
Diversified Banks-9.13%
Australia and New Zealand Banking Group Ltd. (Australia)
6.74% 12/08/2032(b)	617,000	671,303
6.75% (b)(e)(f)	436,000	436,709
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
4.15% 03/03/2029	1,600,000	1,581,719
4.54% (SOFR + 0.88%), 03/03/2029(d)	2,400,000	2,399,028
4.97% 05/08/2031	3,400,000	3,403,476
7.13% (e)(f)	3,016,000	3,016,000
9.38% (e)(f)	422,000	464,845
Banco Santander S.A. (Spain)
5.55% 03/14/2028(e)	600,000	605,047
4.60% 04/15/2029	4,600,000	4,590,349
5.07% 11/06/2030	1,000,000	986,738
4.87% 04/15/2031	2,400,000	2,389,587
5.13% 11/06/2035	400,000	391,198
5.44% 04/15/2036	2,492,000	2,474,975
9.63% (e)(f)	800,000	878,963
9.63% (c)(e)(f)	400,000	476,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Bank of America Corp.
4.70% (SOFR + 1.05%), 02/04/2028(d)	$2,000	$2,008
4.95% 07/22/2028(e)	3,000	3,018
4.48% (SOFR + 0.83%), 01/24/2029(d)	51,000	51,089
4.98% 01/24/2029(e)	177,000	178,458
5.20% 04/25/2029(e)	5,000	5,068
4.62% 05/09/2029(e)	108,000	108,281
4.48% 04/23/2030(e)	896,000	893,470
4.66% (SOFR + 1.01%), 01/24/2031(d)	41,000	40,987
5.16% 01/24/2031(e)	14,000	14,264
4.46% 02/06/2032(e)	2,398,000	2,365,349
4.70% 04/23/2032(e)	892,000	888,543
5.43% 08/15/2035(e)	2,000	2,008
5.49% 04/23/2037(e)	4,220,000	4,197,280
6.63% (e)(f)	135,000	139,325
Series N, 4.52% (SOFR + 0.87%), 02/06/2032(c)(d)	3,058,000	3,034,459
Series RR, 4.38% (c)(e)(f)	476,000	471,894
Bank of Montreal (Canada)
5.30% 06/05/2026	3,000	3,003
7.70% 05/26/2084(c)(e)	553,000	582,561
7.30% 11/26/2084(e)	262,000	276,151
Series J, 4.34% 03/19/2030(c)(e)	1,574,000	1,566,039
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)(e)	760,000	777,303
Bank of Nova Scotia (The) (Canada)
8.63% 10/27/2082(e)	1,614,000	1,695,353
8.00% 01/27/2084(c)(e)	531,000	563,422
6.88% 10/27/2085(e)	389,000	393,817
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	1,166,000	1,167,133
Barclays PLC (United Kingdom)
4.22% 05/24/2030(e)	3,420,000	3,374,292
4.59% (SOFR + 0.93%), 05/24/2030(d)	886,000	884,502
5.37% 02/25/2031(c)(e)	491,000	499,913
4.52% 02/24/2032(c)(e)	1,206,000	1,181,250
5.86% 08/11/2046(e)	197,000	195,321
BNP Paribas S.A. (France)
4.79% 05/09/2029(b)(e)	613,000	614,883
5.10% (SOFR + 1.43%), 05/09/2029(b)(d)	959,000	965,832
5.09% 05/09/2031(b)(e)	844,000	852,104
7.20% (b)(e)(f)	1,209,000	1,216,715
BPCE S.A. (France)
6.29% 01/14/2036(b)(e)	62,000	64,949
6.92% 01/14/2046(b)(e)	226,000	231,218
6.35% 01/13/2047(b)(e)	82,000	79,188
CaixaBank S.A. (Spain), 5.40%, 04/22/2037(b)(e)	1,094,000	1,081,179
Citibank N.A., 4.93%, 08/06/2026	609,000	609,955
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
4.81% (SOFR + 1.14%), 05/07/2028(d)	$231,000	$232,062
5.17% 02/13/2030(e)	8,000	8,123
4.54% 09/19/2030(e)	43,000	42,848
5.13% (SOFR + 1.46%), 05/07/2031(d)	355,000	361,082
4.50% 09/11/2031(c)(e)	511,400	505,801
6.17% 05/25/2034(e)	5,000	5,211
5.83% 02/13/2035(e)	3,000	3,057
5.41% 09/19/2039(e)	34,000	33,432
5.61% 03/04/2056(c)(e)	7,000	6,767
6.63% (e)(f)	2,871,400	2,908,288
Series AA, 7.63% (e)(f)	1,638,000	1,704,491
Series BB, 7.20% (e)(f)	1,392,000	1,420,954
Series DD, 7.00% (c)(e)(f)	1,902,000	1,976,819
Series JJ, 6.50% (c)(e)(f)	6,329,000	6,366,050
Series Z, 7.38% (c)(e)(f)	1,324,000	1,361,132
Commonwealth Bank of Australia (Australia), Series C, 4.36%, 03/27/2029	3,143,000	3,150,367
Cooperatieve Rabobank U.A. (Netherlands)
3.65% 04/06/2028(b)(e)	652,000	647,220
3.96% 10/17/2028	1,299,000	1,293,397
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)(c)	915,000	946,961
Credit Agricole S.A. (France)
5.22% 05/27/2031(b)(e)	1,013,000	1,025,655
4.82% 09/25/2033(b)(e)	1,500,000	1,471,697
Danske Bank A/S (Denmark)
4.66% 03/27/2029(b)(e)	1,734,000	1,736,232
5.00% 03/27/2032(b)(e)	1,729,000	1,735,215
Depository Trust Co. (The)
4.30% 03/27/2029(b)(c)	1,557,000	1,556,975
4.55% 03/27/2031(b)	831,000	832,411
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	574,000	576,208
Fifth Third Bancorp
1.71% 11/01/2027(e)	2,000	1,973
6.34% 07/27/2029(e)	2,000	2,072
4.77% 07/28/2030(e)	3,000	3,000
5.63% 01/29/2032(e)	4,000	4,130
4.57% 04/29/2032(e)	1,159,000	1,141,788
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	4,000	4,126
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
HSBC Holdings PLC (United Kingdom)
5.60% 05/17/2028(e)	$442,000	$447,010
5.21% 08/11/2028(e)	456,000	459,787
4.40% 03/10/2030(e)	2,411,000	2,394,411
5.29% 11/19/2030(e)	500,000	509,253
5.13% 03/03/2031(e)	600,000	607,678
5.24% (SOFR + 1.57%), 05/13/2031(c)(d)	963,000	979,917
5.24% 05/13/2031(e)	761,000	772,636
4.68% 03/10/2032(c)(e)	2,363,000	2,336,401
5.79% 05/13/2036(e)	121,000	124,897
5.28% 03/10/2037(c)(e)	2,848,000	2,809,993
6.33% 03/09/2044(e)	156,000	165,318
6.75% (e)(f)	761,000	771,133
6.88% (e)(f)	623,000	640,341
7.00% (e)(f)	931,000	950,332
7.05% (e)(f)	926,000	953,297
ING Groep N.V. (Netherlands)
5.34% 03/19/2030(e)	590,000	602,139
5.42% 03/23/2037(e)	3,084,000	3,081,940
JPMorgan Chase & Co.
5.57% 04/22/2028(e)	8,000	8,090
4.85% 07/25/2028(e)	3,000	3,017
4.92% 01/24/2029(e)	12,000	12,099
5.30% 07/24/2029(e)	3,000	3,050
6.09% 10/23/2029(e)	5,000	5,185
5.01% 01/23/2030(e)	3,000	3,036
5.58% 04/22/2030(e)	7,000	7,198
4.41% 04/23/2030(e)	3,868,000	3,853,052
5.00% 07/22/2030(e)	17,000	17,212
4.60% 10/22/2030(e)	43,000	43,116
5.14% 01/24/2031(e)	40,000	40,720
5.10% 04/22/2031(e)	112,000	114,128
4.26% 10/22/2031(e)	758,000	745,938
4.35% 01/22/2032(e)	1,027,000	1,011,539
4.62% 04/23/2032(e)	7,158,000	7,125,373
5.72% 09/14/2033(e)	3,000	3,114
5.34% 01/23/2035(e)	1,000	1,014
4.81% 10/22/2036(e)	190,600	185,220
4.90% 01/22/2037(e)	327,000	318,887
5.15% 04/23/2037(e)	1,925,000	1,914,236
5.53% 11/29/2045(e)	5,000	4,931
Series NN, 6.88% (e)(f)	14,000	14,594
Series OO, 6.50% (e)(f)	53,000	54,443
Series PP, 6.10% (e)(f)	9,324,000	9,324,000
KeyBank N.A., 5.85%, 11/15/2027	571,000	582,044
KeyCorp
2.55% 10/01/2029	4,000	3,751
5.31% 01/28/2037(e)	149,000	146,404
Lloyds Banking Group PLC (United Kingdom)
4.43% 11/04/2031(c)(e)	1,043,000	1,027,246
6.63% (e)(f)	151,000	148,341
Macquarie Bank Ltd. (Australia), 4.13% (SOFR + 0.48%), 02/03/2028(b)(d)	1,476,000	1,475,367
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	548,000	551,337
	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi Ufj Financial Group, Inc. (Japan)
4.59% 04/18/2030(c)(e)	$1,834,000	$1,834,308
4.85% 04/21/2032(e)	1,511,000	1,508,778
5.33% 04/21/2037(e)	3,439,000	3,434,423
5.87% 04/21/2047(e)	2,298,000	2,300,221
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02% 07/20/2028(e)	479,000	482,183
5.26% 04/17/2030(e)	553,000	562,782
5.13% (SOFR + 1.48%), 04/24/2031(d)	482,000	492,463
5.16% 04/24/2031(e)	459,000	465,596
4.53% 09/12/2031(e)	954,000	944,625
5.41% 04/19/2034(e)	50,000	51,243
5.43% 04/17/2035(e)	63,000	64,030
5.57% 01/16/2036(e)	65,000	66,513
5.19% 09/12/2036(c)(e)	359,000	356,936
6.35% (c)(e)(f)	2,944,000	2,967,655
8.20% (c)(e)(f)	1,378,000	1,493,596
Mizuho Bank Ltd. (Japan)
4.40% 04/16/2029(b)	3,096,000	3,102,491
5.19% 04/16/2036(b)	1,839,000	1,829,945
5.77% 04/16/2046(b)	1,930,000	1,915,504
Mizuho Financial Group, Inc. (Japan)
5.78% 07/06/2029(e)	570,000	585,421
5.38% 07/10/2030(c)(e)	499,000	509,802
4.71% 07/08/2031(e)	924,000	924,115
4.90% (SOFR + 1.25%), 07/08/2031(d)	951,000	961,186
5.59% 07/10/2035(e)	258,000	265,539
Morgan Stanley Bank N.A., 5.02%, 01/12/2029(e)	730,000	736,910
Morgan Stanley Private Bank N.A.
4.47% 07/06/2028(e)	1,283,000	1,283,040
4.21% 02/08/2030(e)	1,867,000	1,846,816
4.44% (SOFR + 0.77%), 02/08/2030(d)	3,429,000	3,412,220
4.73% 07/18/2031(e)	1,058,000	1,056,798
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(e)	67,000	69,181
National Securities Clearing Corp.
5.10% 11/21/2027(b)	596,000	604,198
5.00% 05/30/2028(b)	560,000	568,155
Nordea Bank Abp (Finland)
4.25% 08/28/2030(b)(c)	1,174,000	1,163,523
6.30% (b)(e)(f)	620,000	626,335
6.75% (b)(e)(f)	503,000	514,059
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	623,000	630,466
Pinnacle Bank
5.63% 02/15/2028	730,000	735,566
5.96% 01/15/2036(e)	843,400	838,279
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(e)	$5,000	$5,053
4.08% 01/26/2029(e)	814,000	809,913
4.27% (SOFR + 0.62%), 01/26/2029(d)	1,341,000	1,340,513
5.58% 06/12/2029(e)	4,000	4,097
4.90% 05/13/2031(e)	189,000	190,505
5.37% 07/21/2036(e)	56,000	56,303
5.42% 01/25/2041(e)	189,000	185,436
Series V, 6.20% (e)(f)	5,000	5,036
Series W, 6.25% (e)(f)	6,000	6,101
Royal Bank of Canada (Canada)
4.36% (SOFR + 0.71%), 01/21/2027(d)	2,000	2,006
4.95% 02/01/2029	2,000	2,035
7.50% 05/02/2084(e)	448,000	465,751
6.50% 11/24/2085(e)	137,000	135,117
6.50% 05/24/2086(c)(e)	1,045,000	1,035,300
Standard Chartered PLC (United Kingdom)
6.19% 07/06/2027(b)(e)	523,000	524,445
6.75% 02/08/2028(b)(e)	448,000	455,515
7.02% 02/08/2030(b)(e)	525,000	555,675
5.01% 10/15/2030(b)(e)	585,000	589,681
5.24% 05/13/2031(b)(e)	543,000	551,244
5.35% (SOFR + 1.68%), 05/13/2031(b)(d)	659,000	674,243
2.68% 06/29/2032(b)(e)	810,000	723,935
7.75% (b)(e)(f)	557,000	575,612
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.33% 03/03/2041(e)	1,661,000	1,620,620
6.60% (c)(e)(f)	1,172,000	1,186,945
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65% 09/14/2026(b)	558,000	560,981
5.55% 09/14/2028(b)	487,000	499,627
5.20% 03/07/2029(b)	560,000	571,135
4.35% 09/11/2030(b)	828,000	822,809
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(e)	284,000	279,362
Toronto-Dominion Bank (The) (Canada)
4.93% 10/15/2035	131,000	128,342
8.13% 10/31/2082(c)(e)	501,000	521,448
Truist Bank, 4.42% (SOFR + 0.77%), 07/24/2028(d)	1,511,000	1,512,819
U.S. Bancorp
5.78% 06/12/2029(e)	352,000	361,279
5.38% 01/23/2030(e)	8,000	8,182
4.48% 01/26/2032(e)	1,317,000	1,302,088
UBS AG (Switzerland)
4.16% (SOFR + 0.50%), 05/17/2027(d)	1,868,000	1,869,408
5.65% 09/11/2028	474,000	488,629
4.30% 03/16/2029(c)(e)	3,039,000	3,036,623
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.71% 04/22/2028(e)	$9,000	$9,109
4.81% 07/25/2028(e)	3,000	3,013
5.02% (SOFR + 1.37%), 04/23/2029(d)	135,000	136,659
5.57% 07/25/2029(e)	5,000	5,111
6.30% 10/23/2029(e)	6,000	6,247
4.18% 01/23/2030(e)	524,000	519,442
5.20% 01/23/2030(e)	6,000	6,102
5.15% 04/23/2031(e)	107,000	108,866
5.39% 04/24/2034(e)	1,000	1,018
5.56% 07/25/2034(e)	2,000	2,055
5.50% 01/23/2035(e)	2,000	2,040
4.96% 01/23/2037(c)(e)	310,000	302,137
5.43% 01/23/2047(e)	82,000	78,012
6.85% (e)(f)	22,000	22,899
7.63% (e)(f)	5,000	5,254
Series GG, 6.13% (e)(f)	3,797,000	3,811,375
Westpac Banking Corp. (Australia)
6.82% 11/17/2033	4,000	4,376
5.62% 11/20/2035(e)	1,000	1,016
		206,350,897
Diversified Capital Markets-0.44%
Credit Suisse Group AG (Switzerland)
4.50% (b)(e)(f)(g)(h)	332,000	94,537
5.25% (b)(e)(f)(g)(h)	271,000	77,167
Deutsche Bank AG (Germany)
4.47% 12/10/2031(c)(e)	776,800	764,671
5.06% 04/14/2032(c)(e)	1,388,000	1,386,752
UBS Group AG (Switzerland)
5.43% 02/08/2030(b)(e)	527,000	537,950
4.21% 04/10/2030(b)(e)	2,150,000	2,124,023
4.40% 09/23/2031(b)(e)	997,000	979,615
5.01% 03/23/2037(b)(e)	320,000	310,437
5.20% 08/10/2037(b)(e)	2,218,000	2,175,836
5.53% 05/06/2047(b)(e)	94,000	90,224
6.60% (b)(e)(f)	97,000	97,869
7.00% (b)(e)(f)	68,000	69,233
7.13% (b)(e)(f)	123,000	125,945
Series 28, 9.25% (b)(e)(f)	584,000	632,332
Series 33, 9.25% (b)(e)(f)	318,000	371,288
		9,837,879
Diversified Financial Services-2.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10% 01/19/2029	429,000	434,549
4.38% 11/15/2030	1,035,000	1,016,188
6.50% 01/31/2056(e)	514,000	523,583
AMC East Communities LLC, 6.01%, 01/15/2053(b)	177,649	161,590
Amrize Finance US LLC
4.60% 04/07/2027	91,000	91,284
4.70% 04/07/2028	76,000	76,320
4.95% 04/07/2030	40,000	40,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Avolon Holdings Funding Ltd. (Ireland)
4.95% 01/15/2028(b)	$61,000	$61,233
6.38% 05/04/2028(b)	5,000	5,151
4.20% 04/15/2029(b)	956,000	938,839
4.70% 01/30/2031(b)	1,312,800	1,289,834
4.95% 10/15/2032(b)	873,000	852,047
BlackRock Funding, Inc., 4.90%, 01/08/2035	5,000	5,040
Citadel Finance LLC
4.75% 02/14/2029(b)	1,279,000	1,259,906
5.15% 02/14/2031(b)	1,439,000	1,405,868
Citadel Securities Global Holdings LLC
5.50% 06/18/2030(b)	750,000	763,416
5.13% 01/27/2032(b)	3,807,000	3,762,469
6.20% 06/18/2035(b)	336,000	344,256
5.75% 03/27/2036(b)	3,119,000	3,079,175
Corebridge Financial, Inc.
6.05% 09/15/2033	2,000	2,103
5.75% 01/15/2034	2,000	2,060
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	15,315,000	15,452,069
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	1,270,000	1,261,649
GABX Leasing LLC, 4.63%, 04/15/2031(b)(c)	3,347,000	3,304,743
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	2,227,000	2,246,839
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/2029(b)	1,819,000	1,767,705
7.13% 04/30/2031(b)	417,000	432,588
6.13% 11/01/2032(b)	1,796,000	1,806,466
6.75% 05/01/2033(b)	3,295,000	3,386,769
LPL Holdings, Inc.
5.70% 05/20/2027	8,000	8,087
5.15% 06/15/2030	63,000	63,489
5.65% 03/15/2035	2,000	2,000
LSEG US Fin Corp. (United Kingdom)
4.25% 03/23/2029(b)	3,382,000	3,356,232
4.50% 03/23/2031(b)	1,277,000	1,266,303
5.25% 03/23/2036(b)	1,067,000	1,063,692
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	206,790	177,282
Pacific Beacon LLC
5.38% 07/15/2026(b)	7,145	7,157
5.51% 07/15/2036(b)	500,000	490,730
Pershing Square Holdings Ltd.
3.25% 10/01/2031(b)	2,300,000	2,073,496
5.50% 10/28/2032(b)	3,138,000	3,129,611
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	85,000	83,782
		57,496,062
Diversified Metals & Mining-0.53%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10% 09/08/2028	5,000	5,093
5.25% 09/08/2030	5,000	5,156
5.25% 09/08/2033	4,000	4,095
5.75% 09/05/2055	7,000	7,042
	Principal Amount	Value
Diversified Metals & Mining-(continued)
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	$2,636,000	$2,620,579
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	673,784
Glencore Funding LLC (Australia)
4.71% (SOFR + 1.06%), 04/04/2027(b)(d)	26,000	26,102
4.91% 04/01/2028(b)	87,000	87,658
5.37% 04/04/2029(b)	8,000	8,162
5.19% 04/01/2030(b)	57,000	57,903
4.90% 07/01/2031(b)	1,542,000	1,544,683
5.20% 07/01/2033(b)	1,913,000	1,922,278
5.63% 04/04/2034(b)	4,000	4,112
5.51% 04/01/2036(b)(c)	3,968,000	3,997,382
6.14% 04/01/2055(b)	1,000	1,013
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	806,000	809,717
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	53,000	53,206
4.50% 03/14/2028	18,000	18,098
4.88% 03/14/2030	57,000	57,864
5.00% 03/14/2032	57,000	58,077
		11,962,004
Diversified REITs-0.01%
ERP Operating L.P., 4.95%, 06/15/2032	51,000	51,510
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	178,558
		230,068
Diversified Support Services-0.17%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	3,415,000	3,465,542
Element Fleet Management Corp. (Canada)
6.32% 12/04/2028(b)	5,000	5,214
5.04% 03/25/2030(b)	107,000	108,203
RB Global Holdings, Inc. (Canada)
6.75% 03/15/2028(b)	53,000	53,785
7.75% 03/15/2031(b)	98,000	101,874
		3,734,618
Drug Retail-0.16%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	554,000	557,403
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	2,952,000	3,031,672
		3,589,075
Electric Utilities-4.43%
AEP Texas, Inc., 5.70%, 05/15/2034	50,000	51,644
AEP Transmission Co. LLC, 5.38%, 06/15/2035	8,000	8,136
Alabama Power Co.
5.85% 11/15/2033	1,000	1,056
Series C, 4.30% 03/15/2031	410,000	405,758
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	$250,000	$263,157
American Electric Power Co., Inc.
5.75% 11/01/2027	3,000	3,053
5.20% 01/15/2029	4,000	4,076
Series C, 5.80% 03/15/2056(c)(e)	1,472,400	1,465,124
Series D, 6.05% 03/15/2056(e)	68,000	67,816
Arizona Public Service Co., 5.90%, 08/15/2055	18,600	18,300
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	18,000	18,421
Capital Power (US Holdings), Inc. (Canada)
5.26% 06/01/2028(b)	37,000	37,286
6.19% 06/01/2035(b)	28,000	28,923
CenterPoint Energy Houston Electric LLC
4.80% 03/15/2030	31,000	31,373
5.05% 03/01/2035	18,000	18,020
Consolidated Edison Co. of New York, Inc.
5.50% 03/15/2034	1,000	1,041
5.75% 11/15/2055	18,500	18,124
Constellation Energy Generation LLC
3.90% 01/08/2028	856,000	849,475
6.13% 01/15/2034	1,000	1,072
5.88% 01/15/2066	45,000	43,262
Duke Energy Carolinas LLC
4.85% 03/15/2030	8,000	8,146
5.25% 03/15/2035	34,000	34,544
Duke Energy Corp., 4.85%, 01/05/2029	4,000	4,040
Duke Energy Florida LLC, 4.20%, 12/01/2030	389,200	384,776
Edison International, 5.00%, 05/05/2028	907,000	907,577
Electricite de France S.A. (France)
5.70% 05/23/2028(b)	336,000	343,591
5.25% 04/22/2036(b)	4,865,000	4,782,136
6.38% 01/13/2055(b)	1,481,000	1,491,966
6.13% 04/22/2056(b)	7,502,000	7,270,373
6.25% 04/22/2066(b)	6,715,000	6,504,303
9.13% (b)(e)(f)	685,000	799,012
Emera US Finance LLC
4.50% 04/01/2029	2,219,000	2,213,750
5.20% 04/01/2033	666,000	661,897
Series A, 6.65% 10/01/2056(e)	1,477,000	1,481,301
Series B, 6.85% 10/01/2056(e)	1,157,000	1,161,010
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(e)	10,000,000	10,010,820
Entergy Corp.
7.13% 12/01/2054(e)	8,000	8,241
5.88% 06/15/2056(c)(e)	1,792,000	1,793,396
Entergy Louisiana LLC, 5.15%, 09/15/2034	8,000	8,086
Entergy Texas, Inc., 5.25%, 04/15/2035	29,000	29,276
	Principal Amount	Value
Electric Utilities-(continued)
Evergy Metro, Inc.
4.95% 04/15/2033	$4,000	$4,021
5.13% 08/15/2035	71,000	70,700
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	145,000	143,372
Evergy, Inc., 4.25%, 03/15/2029	1,029,000	1,020,904
Exelon Corp.
5.15% 03/15/2029	4,000	4,075
5.13% 03/15/2031	84,000	85,306
5.45% 03/15/2034	4,000	4,100
5.60% 03/15/2053	1,000	944
5.88% 03/15/2055	8,000	7,779
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,027
FirstEnergy Transmission LLC
4.55% 01/15/2030	23,000	22,988
5.00% 01/15/2035	6,000	5,923
Florida Power & Light Co.
4.80% 05/15/2033	3,000	3,007
4.70% 02/15/2036	153,000	148,918
5.60% 02/15/2066	37,500	35,794
Georgia Power Co., 4.95%, 05/17/2033	3,000	3,022
Indiana Michigan Power Co., 5.60%, 03/15/2056	610,000	590,930
ITC Holdings Corp.
4.88% 04/15/2031(b)	1,705,000	1,703,197
5.50% 04/15/2036(b)	923,000	929,119
Louisville Gas and Electric Co., 5.85%, 08/15/2055	5,000	4,970
MidAmerican Energy Co., 5.35%, 01/15/2034	1,000	1,030
National Rural Utilities Cooperative Finance Corp.
	4,537,000	4,498,802
4.85% 02/07/2029	29,000	29,349
4.40% 05/11/2029	2,425,000	2,427,535
5.00% 02/07/2031	6,000	6,125
5.80% 01/15/2033	3,000	3,168
5.00% 08/15/2034	63,000	63,504
5.75% 04/20/2056	3,880,000	3,853,332
Series D, 4.10% (SOFR + 0.43%), 08/09/2027(d)	3,902,000	3,903,669
Series D, 4.15% 08/25/2028	532,000	529,657
Series D, 4.05% 02/09/2029	2,355,000	2,338,903
NextEra Energy Capital Holdings, Inc.
4.90% 03/15/2029	8,000	8,107
5.05% 03/15/2030	45,000	45,811
5.45% 03/15/2035	75,000	76,497
Niagara Mohawk Power Corp.
4.65% 10/03/2030(b)(c)	442,000	440,911
5.29% 01/17/2034(b)	3,000	3,016
6.00% 07/03/2055(b)	46,000	45,094
Northern States Power Co., 5.65%, 05/15/2055	5,000	4,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
NRG Energy, Inc.
4.73% 10/15/2030(b)	$792,000	$783,959
4.96% 04/30/2031(b)	2,143,000	2,128,752
5.75% 01/15/2034(b)	1,142,000	1,134,226
5.88% 05/15/2034(b)	1,610,000	1,604,940
5.41% 10/15/2035(b)	189,000	185,475
6.00% 01/15/2036(b)	961,000	954,894
6.13% 05/15/2036(b)	1,573,000	1,567,741
Oglethorpe Power Corp., 5.90%, 02/01/2055	1,000	974
Ohio Power Co., 5.65%, 06/01/2034	4,000	4,119
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	2,000	1,917
Oncor Electric Delivery Co. LLC
4.50% 03/20/2027	83,000	83,327
4.65% 11/01/2029	67,000	67,553
5.65% 11/15/2033	2,000	2,095
5.80% 04/01/2055	8,000	7,873
Pacific Gas and Electric Co.
6.10% 01/15/2029	565,000	584,031
5.20% 05/01/2036	709,000	690,870
6.00% 05/01/2056	880,000	838,908
PacifiCorp
5.10% 02/15/2029	4,000	4,050
5.30% 02/15/2031	4,000	4,075
5.45% 02/15/2034	5,000	5,062
PacifiCorp., 7.13%, 08/15/2056(e)	1,083,000	1,079,867
PG&E Corp., 7.38%, 03/15/2055(e)	3,620,000	3,725,711
PPL Capital Funding, Inc.
5.25% 09/01/2034	5,000	5,051
Conv., 3.00% 12/01/2030(b)	1,872,000	1,940,385
PPL Electric Utilities Corp., 5.55%, 08/15/2055	4,000	3,871
Puget Energy, Inc.
7.00% 09/15/2056(b)(e)	3,217,000	3,238,142
7.25% 09/15/2056(b)(e)	3,122,000	3,141,078
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	116,000	110,518
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,000	925
Southern Co. (The)
5.70% 10/15/2032	2,000	2,091
4.85% 03/15/2035	8,000	7,788
6.00% 04/01/2058(c)(e)	4,432,000	4,482,059
Southwestern Electric Power Co.
5.30% 04/01/2033	2,000	2,030
5.20% 04/01/2036(c)	2,609,000	2,574,983
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	5,000	5,075
Union Electric Co.
5.20% 04/01/2034	4,000	4,067
5.25% 04/15/2035	22,000	22,361
Virginia Electric & Power Co.
Series C, 4.90% 09/15/2035	190,000	185,956
Series D, 5.60% 09/15/2055	29,000	27,546
Virginia Electric and Power Co., 5.00%, 04/01/2033	3,000	3,027
	Principal Amount	Value
Electric Utilities-(continued)
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	$35,000	$35,151
4.60% 10/15/2030(b)	386,000	379,093
4.70% 01/31/2031(b)(c)	943,000	928,852
7.75% 10/15/2031(b)	402,000	421,776
6.88% 04/15/2032(b)	216,000	225,586
6.95% 10/15/2033(b)	1,000	1,090
6.00% 04/15/2034(b)	5,000	5,163
5.70% 12/30/2034(b)	43,000	43,449
5.35% 01/31/2036(b)	298,500	291,765
Wisconsin Electric Power Co., 4.15%, 10/15/2030	156,000	153,927
Xcel Energy, Inc., 4.75%, 03/21/2028	19,000	19,097
		100,026,200
Electrical Components & Equipment-0.53%
EnerSys, 4.38%, 12/15/2027(b)	1,426,000	1,408,611
Regal Rexnord Corp.
6.30% 02/15/2030	3,000	3,143
6.40% 04/15/2033	4,000	4,257
Vertiv Group Corp., 4.13%, 11/15/2028(b)	760,000	751,361
Vertiv Holdings Co.
4.85% 03/15/2036(c)	5,830,000	5,677,580
5.65% 03/15/2046	1,557,000	1,502,662
5.80% 03/15/2056(c)	839,000	814,245
5.95% 03/15/2066	1,759,000	1,703,307
		11,865,166
Electronic Components-0.09%
Amphenol Corp.
3.90% 11/15/2028	455,000	451,436
4.13% 11/15/2030	778,000	766,437
4.40% 02/15/2033	710,000	694,301
5.00% 01/15/2035	13,000	13,023
		1,925,197
Electronic Equipment & Instruments-0.00%
Keysight Technologies, Inc., 5.35%, 07/30/2030	78,000	80,107
Electronic Manufacturing Services-0.03%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	173,000	177,330
Jabil, Inc., 4.75%, 02/01/2033	497,000	484,210
		661,540
Environmental & Facilities Services-0.22%
Republic Services, Inc.
4.88% 04/01/2029	5,000	5,075
5.00% 12/15/2033	1,000	1,018
5.00% 04/01/2034	1,000	1,011
Veralto Corp.
5.50% 09/18/2026	8,000	8,026
5.35% 09/18/2028	4,000	4,081
Waste Connections, Inc., 4.80%, 07/15/2036(c)	5,066,000	4,961,193
		4,980,404
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-0.07%
Mosaic Co. (The)
4.35% 01/15/2029	$884,000	$879,118
4.60% 11/15/2030	757,000	750,799
		1,629,917
Financial Exchanges & Data-0.07%
Intercontinental Exchange, Inc.
3.95% 12/01/2028(c)	531,000	526,594
4.20% 03/15/2031	1,083,000	1,068,819
MSCI, Inc., 5.25%, 09/01/2035	64,000	63,030
Nasdaq, Inc.
5.35% 06/28/2028	3,000	3,057
5.55% 02/15/2034	1,000	1,034
		1,662,534
Food Distributors-0.04%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	768,000	766,291
5.15% 08/04/2035	88,000	87,843
Sysco Corp., 5.10%, 09/23/2030	29,000	29,368
		883,502
Food Retail-0.05%
Alimentation Couche-Tard, Inc. (Canada)
4.15% 09/29/2028(b)	977,000	970,961
5.08% 09/29/2035(b)	163,000	161,369
Kroger Co. (The)
5.00% 09/15/2034	18,000	17,787
5.65% 09/15/2064	5,000	4,650
		1,154,767
Forest Products-0.22%
Georgia-Pacific LLC
4.40% 05/15/2029(b)	1,231,000	1,229,831
4.60% 05/15/2031(b)	2,456,000	2,454,404
4.95% 06/30/2032(b)	86,000	87,170
4.90% 05/15/2033(b)	1,310,000	1,307,744
		5,079,149
Gas Utilities-0.02%
Atmos Energy Corp.
5.90% 11/15/2033	2,000	2,135
5.20% 08/15/2035	94,000	95,676
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	2,000	2,051
Snam S.p.A. (Italy)
5.75% 05/28/2035(b)(c)	218,000	224,207
6.50% 05/28/2055(b)	72,000	74,376
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	43,000	43,864
Southwest Gas Corp., 5.45%, 03/23/2028	2,000	2,037
		444,346
Health Care Distributors-0.16%
Cardinal Health, Inc.
4.50% 09/15/2030	149,200	148,459
5.45% 02/15/2034	2,000	2,047
5.15% 09/15/2035	42,200	42,030
	Principal Amount	Value
Health Care Distributors-(continued)
Cencora, Inc.
3.95% 02/13/2029	$2,622,000	$2,586,392
4.25% 11/15/2030	561,000	551,584
5.13% 02/15/2034	2,000	2,008
McKesson Corp.
4.25% 09/15/2029	20,000	19,957
4.95% 05/30/2032	275,000	279,234
		3,631,711
Health Care Equipment-0.73%
Abbott Laboratories
3.70% 03/09/2029	5,386,000	5,313,102
5.50% 03/15/2056	3,409,000	3,298,362
5.60% 03/15/2066	2,570,000	2,477,086
Augusta SpinCo Corp.
4.40% 03/23/2029	3,052,000	3,042,779
4.66% 03/23/2031	1,333,000	1,330,399
4.95% 03/23/2033	810,000	806,294
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	168,000	168,554
Smith & Nephew PLC (United Kingdom)
5.15% 03/20/2027	4,000	4,024
5.40% 03/20/2034	5,000	5,081
Stryker Corp.
4.55% 02/10/2027	13,000	13,054
4.25% 09/11/2029	24,000	23,902
4.85% 02/10/2030	76,000	76,990
		16,559,627
Health Care Facilities-0.04%
Adventist Health System, 5.76%, 12/01/2034	6,000	6,175
Ascension Health
Series 2025, 4.29% 11/15/2030	668,000	661,352
Series 2025, 4.92% 11/15/2035	151,000	149,215
Universal Health Services, Inc.
4.63% 10/15/2029	22,000	21,866
5.05% 10/15/2034	25,000	24,080
UPMC
5.04% 05/15/2033	9,000	9,064
5.38% 05/15/2043	1,000	956
		872,708
Health Care REITs-0.01%
National Health Investors, Inc., 5.35%, 02/01/2033	91,000	90,481
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	135,000	136,118
Ventas Realty L.P., 5.00%, 02/15/2036	36,900	36,196
		262,795
Health Care Services-0.45%
Cigna Group (The), 4.50%, 09/15/2030(c)	423,800	423,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Health Care Services-(continued)
CommonSpirit Health
4.35% 09/01/2030	$253,000	$249,081
5.32% 12/01/2034	28,000	28,106
4.83% 09/01/2035	188,000	182,792
4.98% 09/01/2035	112,000	108,843
5.58% 09/01/2045	9,000	8,670
5.55% 12/01/2054	2,000	1,870
5.66% 09/01/2055(c)	7,000	6,676
CVS Health Corp.
5.00% 01/30/2029	3,000	3,038
5.25% 01/30/2031	3,000	3,064
5.00% 09/15/2032	62,000	62,295
5.45% 09/15/2035	79,000	79,782
6.75% 12/10/2054(c)(e)	679,000	703,794
7.00% 03/10/2055(e)	6,273,000	6,512,549
6.20% 09/15/2055	61,000	60,750
6.00% 06/01/2063	1,000	952
6.25% 09/15/2065	18,000	17,701
DaVita, Inc., 6.88%, 09/01/2032(b)	7,000	7,230
HCA, Inc.
5.00% 03/01/2028	26,000	26,226
4.30% 11/15/2030	132,000	129,735
5.45% 09/15/2034	5,000	5,063
5.75% 03/01/2035	32,000	32,958
5.90% 06/01/2053	1,000	952
6.20% 03/01/2055	5,000	4,951
Icon Investments Six DAC
5.81% 05/08/2027	623,000	627,904
5.85% 05/08/2029	521,000	530,970
6.00% 05/08/2034	237,000	242,304
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	41,000	40,660
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	2,000	1,235
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,000	1,088
		10,104,640
Health Care Supplies-0.09%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	240,000	235,106
Medline Borrower L.P., 3.88%, 04/01/2029(b)	1,737,000	1,688,472
Solventum Corp.
5.45% 02/25/2027	4,000	4,028
5.40% 03/01/2029	5,000	5,113
5.60% 03/23/2034	6,000	6,136
		1,938,855
Heavy Electrical Equipment-0.10%
GE Vernova, Inc.
4.25% 02/04/2031(c)	918,000	910,151
4.88% 02/04/2036(c)	1,012,000	1,001,426
5.50% 02/04/2056	360,000	345,597
		2,257,174
	Principal Amount	Value
Highways & Railtracks-0.01%
Burlington Northern Santa Fe LLC
5.55% 03/15/2056	$12,600	$12,198
5.80% 03/15/2056	8,000	8,020
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	318,571	295,475
		315,693
Home Improvement Retail-0.01%
Home Depot, Inc. (The)
4.90% 04/15/2029	5,000	5,095
3.95% 09/15/2030(c)	219,000	216,324
4.65% 09/15/2035	86,000	83,816
Lowe’s Cos., Inc., 5.85%, 04/01/2063	1,000	964
		306,199
Homebuilding-0.00%
D.R. Horton, Inc., 5.00%, 10/15/2034	7,000	6,933
Toll Brothers Finance Corp., 5.60%, 06/15/2035	48,000	49,138
		56,071
Hotel & Resort REITs-0.03%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.25% 08/15/2032	126,000	128,013
4.75% 03/15/2033(c)	577,000	566,039
5.75% 07/15/2034	2,000	2,062
4.95% 01/15/2035	70,000	68,106
		764,220
Hotels, Resorts & Cruise Lines-0.62%
A&K Travel Group Holdings Ltd. (United Kingdom), 7.50%, 05/15/2033(b)	647,000	650,998
Airbnb, Inc.
4.40% 03/16/2029	761,000	760,089
4.65% 03/16/2031	616,000	615,134
5.25% 03/16/2036	579,000	577,659
Carnival Corp.
7.88% 06/01/2027	54,000	55,771
7.00% 08/15/2029(b)	5,000	5,193
5.75% 03/15/2030(b)	301,000	305,528
5.88% 06/15/2031(b)(c)	1,588,000	1,611,461
5.75% 08/01/2032(b)	1,209,000	1,216,590
Expedia Group, Inc.
5.40% 02/15/2035	34,000	33,773
5.50% 04/15/2036	3,681,000	3,604,970
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	242,000	245,470
6.13% 04/01/2032(b)	51,000	51,978
5.75% 09/15/2033(b)	632,000	636,592
Marriott International, Inc.
4.88% 05/15/2029	4,000	4,047
4.80% 03/15/2030	23,000	23,167
5.30% 05/15/2034	2,000	2,021
5.35% 03/15/2035	7,000	7,064
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	453,000	435,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Royal Caribbean Cruises Ltd.
6.25% 03/15/2032(b)	$15,000	$15,336
6.00% 02/01/2033(b)	16,000	16,249
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	3,221,000	3,218,515
		14,093,529
Independent Power Producers & Energy Traders-0.08%
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	636,896	660,016
Vistra Corp., 7.00%(b)(e)(f)	525,000	527,885
VoltaGrid LLC, 7.38%, 11/01/2030(b)	647,000	671,836
		1,859,737
Industrial Conglomerates-0.73%
Eaton Corp.
3.85% 03/06/2028	5,427,000	5,391,943
3.95% 03/06/2029	2,498,000	2,473,344
4.20% 03/06/2031(c)	1,601,000	1,579,151
4.50% 03/06/2033	692,000	681,935
4.80% 03/06/2036	1,520,000	1,496,978
5.45% 03/06/2056(c)	3,842,000	3,720,051
Honeywell International, Inc., 5.35%, 03/01/2064	1,000	929
Siemens Funding B.V. (Germany)
4.60% 05/28/2030(b)	702,000	707,517
5.20% 05/28/2035(b)	205,000	209,812
5.90% 05/28/2065(b)	127,000	129,537
		16,391,197
Industrial Machinery & Supplies & Components-0.25%
ESAB Corp., 5.63%, 04/01/2031(b)	3,848,000	3,893,056
Ingersoll Rand, Inc.
5.20% 06/15/2027	7,000	7,059
5.40% 08/14/2028	3,000	3,068
Nordson Corp.
5.60% 09/15/2028	3,000	3,069
5.80% 09/15/2033	1,000	1,038
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,000	2,053
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,225,000	1,199,316
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	508,000	515,755
		5,624,414
Industrial REITs-0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	2,000	2,092
Insurance Brokers-0.10%
Arthur J. Gallagher & Co.
4.85% 12/15/2029	6,000	6,060
5.00% 02/15/2032	8,000	8,024
5.15% 02/15/2035	7,000	6,938
Marsh & McLennan Cos., Inc.
5.40% 09/15/2033	2,000	2,068
4.95% 03/15/2036(c)	1,578,000	1,557,029
5.70% 09/15/2053	1,000	979
	Principal Amount	Value
Insurance Brokers-(continued)
Willis North America, Inc.
4.55% 03/15/2031	$634,500	$626,914
5.15% 03/15/2036	122,600	119,902
		2,327,914
Integrated Oil & Gas-0.72%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	961,000	1,032,752
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	334,000	342,032
Occidental Petroleum Corp.
4.63% 06/15/2045	19,000	15,177
4.40% 04/15/2046	12,000	9,595
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031	2,253,000	2,205,586
SA Global Sukuk Ltd. (Saudi Arabia)
4.13% 09/17/2030(b)	5,350,000	5,191,054
4.63% 09/17/2035(b)	933,000	892,066
Saudi Arabian Oil Co. (Saudi Arabia)
4.00% 02/02/2029(b)	2,520,000	2,487,976
4.75% 06/02/2030(b)	2,502,000	2,498,140
5.38% 06/02/2035(b)(c)	1,610,000	1,629,048
		16,303,426
Integrated Telecommunication Services-1.94%
AT&T, Inc.
5.40% 02/15/2034	2,000	2,039
6.05% 08/15/2056	12,000	11,684
6.20% 10/30/2056	3,100,000	3,072,976
6.30% 10/30/2066	2,310,000	2,280,111
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(e)	1,258,000	1,247,843
Cipher Compute LLC, 7.13%, 11/15/2030(b)	1,083,000	1,123,893
NTT Finance Corp. (Japan)
4.88% 07/16/2030(b)	598,000	602,329
5.50% 07/16/2035(b)(c)	287,000	292,119
QTS (PROJECT THUNDER), 5.64% (SOFR + 2.00%), 12/10/2030(d)	10,530,000	10,537,381
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	17,904,000	17,420,306
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	1,121,000	1,100,596
TELUS Corp. (Canada)
6.63% 10/15/2055(e)	540,000	546,378
6.38% 06/09/2056(e)	1,238,400	1,239,006
6.63% 06/09/2056(e)	2,694,200	2,680,664
Verizon Communications, Inc.
5.25% 04/02/2035	129,000	129,023
5.00% 01/15/2036(c)	253,000	247,212
5.75% 11/30/2045	150,000	145,815
5.88% 11/30/2055	48,153	46,569
6.00% 11/30/2065	56,600	54,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
WULF Compute LLC, 7.75%, 10/15/2030(b)	$554,000	$582,592
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	557,000	584,357
		43,947,519
Interactive Media & Services-2.08%
Alphabet, Inc.
4.10% 02/15/2031(c)	2,054,000	2,030,432
4.38% 11/15/2032	85,000	84,180
4.40% 02/15/2033	2,297,000	2,262,697
4.70% 11/15/2035	108,000	106,076
4.80% 02/15/2036	1,199,000	1,187,471
5.35% 11/15/2045	71,000	68,948
5.45% 11/15/2055	47,000	44,988
5.65% 02/15/2056(c)	1,659,000	1,628,348
5.30% 05/15/2065	9,000	8,204
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)(c)	919,000	916,280
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	761,000	752,634
Meta Platforms, Inc.
4.55% 05/15/2031	2,600,000	2,601,140
4.55% 08/15/2031	17,000	17,026
4.88% 05/15/2033	5,523,000	5,525,420
4.75% 08/15/2034	31,000	30,513
4.88% 11/15/2035(c)	592,800	577,963
5.25% 05/15/2036	6,074,000	6,063,983
6.20% 05/15/2046	5,522,000	5,538,017
5.40% 08/15/2054	7,000	6,226
5.63% 11/15/2055	154,000	141,502
6.30% 05/15/2056	5,535,000	5,554,649
5.75% 05/15/2063	1,000	923
5.55% 08/15/2064	5,000	4,417
5.75% 11/15/2065	250,000	227,644
6.45% 05/15/2066	11,540,000	11,539,948
		46,919,629
Internet Services & Infrastructure-1.18%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	18,678,000	19,306,329
CoreWeave, Inc.
9.25% 06/01/2030(b)(c)	1,439,000	1,458,158
9.00% 02/01/2031(b)(c)	550,000	547,200
9.75% 10/01/2031(b)	1,151,000	1,158,563
Edged Compute LLC, 7.50%, 04/30/2031(b)(c)	4,168,000	4,088,992
		26,559,242
Investment Banking & Brokerage-2.03%
Charles Schwab Corp. (The)
4.34% 11/14/2031(e)	1,518,000	1,498,502
4.91% 11/14/2036(c)(e)	315,000	307,509
Series I, 4.00% (e)(f)	140,000	139,860
Series K, 5.00% (e)(f)	5,000	4,972
Series L, 6.10% (e)(f)	3,758,000	3,760,869
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
4.94% (SOFR + 1.29%), 04/23/2028(d)	$106,000	$106,692
4.15% 01/21/2029(e)	2,035,000	2,020,306
4.59% 04/20/2030(c)(e)	1,775,000	1,771,353
5.73% 04/25/2030(e)	10,000	10,301
5.05% 07/23/2030(e)	19,000	19,222
4.69% 10/23/2030(e)	25,000	25,004
5.21% 01/28/2031(e)	39,000	39,634
5.22% 04/23/2031(e)	108,000	109,777
4.37% 10/21/2031(e)	1,116,800	1,095,848
4.52% 01/21/2032(e)	1,757,000	1,731,806
5.09% 04/20/2034(c)(e)	2,843,000	2,837,122
5.85% 04/25/2035(e)	2,000	2,078
5.33% 07/23/2035(e)	6,000	6,024
4.94% 10/21/2036(e)	150,600	146,151
5.39% 02/02/2041(e)	2,282,000	2,222,033
Series V, 4.13% (e)(f)	321,000	317,964
Series W, 7.50% (e)(f)	2,512,000	2,642,390
Series X, 7.50% (c)(e)(f)	2,527,000	2,642,618
Morgan Stanley
5.12% 02/01/2029(e)	3,000	3,031
4.99% 04/12/2029(e)	47,000	47,406
5.16% 04/20/2029(e)	8,000	8,093
5.45% 07/20/2029(e)	5,000	5,093
6.41% 11/01/2029(e)	6,000	6,254
4.24% 01/09/2030(e)	2,386,000	2,362,023
5.17% 01/16/2030(e)	6,000	6,081
5.04% 07/19/2030(e)	49,000	49,566
4.65% 10/18/2030(e)	41,000	40,938
5.23% 01/15/2031(e)	173,000	175,912
5.19% 04/17/2031(e)	126,000	128,006
4.49% 01/16/2032(e)	1,897,000	1,867,014
4.71% 03/12/2032(e)	3,777,000	3,748,687
4.81% 04/16/2032(c)(e)	2,970,000	2,963,378
5.25% 04/21/2034(e)	2,000	2,021
5.42% 07/21/2034(e)	1,000	1,019
5.47% 01/18/2035(e)	2,000	2,039
5.83% 04/19/2035(e)	2,000	2,082
5.32% 07/19/2035(e)	3,000	3,025
5.07% 01/30/2037(e)	78,000	76,349
5.30% 04/10/2037(e)	3,413,000	3,393,818
5.95% 01/19/2038(e)	3,000	3,092
5.31% 01/18/2041(e)	233,000	226,851
5.90% 03/13/2047(e)	4,365,000	4,375,625
Series I, 4.36% 10/22/2031(e)	1,149,100	1,128,917
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	1,677,000	1,682,337
Raymond James Financial, Inc., 4.90%, 09/11/2035	111,000	108,407
		45,875,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
IT Consulting & Other Services-0.17%
International Business Machines Corp.
4.80% 02/10/2030	$499,000	$503,422
4.30% 02/03/2031	2,159,000	2,129,748
5.20% 02/10/2035(c)	274,000	275,045
4.95% 02/03/2036(c)	299,000	291,448
5.70% 02/10/2055	33,000	30,927
5.80% 02/03/2056(c)	603,000	571,985
		3,802,575
Leisure Products-0.15%
Brunswick Corp., 5.85%, 03/18/2029	4,000	4,107
Hasbro, Inc., 4.65%, 03/12/2031(c)	1,450,000	1,439,302
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	1,938,000	1,943,883
		3,387,292
Life & Health Insurance-1.28%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	97,000	93,696
American National Global Funding, 5.55%, 01/28/2030(b)	8,000	8,128
American National Group, Inc., 6.00%, 07/15/2035	58,000	56,931
Athene Global Funding, 5.58%, 01/09/2029(b)	11,000	11,155
Constellation Global Funding, 4.85%, 10/22/2030(b)	768,000	754,384
Corebridge Global Funding
5.90% 09/19/2028(b)	5,000	5,152
4.51% (SOFR + 0.86%), 12/15/2028(b)(d)	7,243,000	7,241,247
5.20% 01/12/2029(b)	19,000	19,289
5.20% 06/24/2029(b)	12,000	12,187
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)(f)	359,000	367,120
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	4,110,548
FWD Group Holdings Ltd. (Hong Kong), 5.25%, 09/22/2030(b)	582,000	582,465
GA Global Funding Trust
5.50% 01/08/2029(b)	352,000	356,491
4.50% 09/18/2030(b)	1,191,000	1,156,495
Grand River Funding Trust I, 6.31%, 02/15/2036(b)(c)	2,188,000	2,200,372
Grand River Funding Trust II, 7.28%, 02/15/2056(b)(c)	2,553,000	2,665,196
Lincoln Financial Global Funding, 4.63%, 08/18/2030(b)	123,000	122,205
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	3,179,000	2,924,680
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	608,000	606,474
MetLife, Inc., Series G, 6.35%, 03/15/2055(e)	37,000	37,894
Nippon Life Insurance Co. (Japan)
5.95% 04/16/2054(b)(e)	379,000	386,622
6.50% 04/30/2055(b)(e)	258,000	272,059
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	359,000	359,051
	Principal Amount	Value
Life & Health Insurance-(continued)
Protective Life Corp.
4.70% 01/15/2031(b)	$587,600	$582,628
5.35% 12/15/2035(b)	304,600	300,131
Protective Life Global Funding, 4.83%, 04/14/2031(b)	3,424,000	3,420,997
Prudential Financial, Inc., 5.20%, 03/14/2035	75,000	75,430
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	251,000	247,635
		28,976,662
Life Sciences Tools & Services-0.14%
Thermo Fisher Scientific, Inc.
4.22% 02/12/2031	1,875,000	1,852,867
4.55% 06/15/2033	483,000	476,548
4.90% 02/12/2036(c)	771,000	763,541
		3,092,956
Managed Health Care-0.00%
UnitedHealth Group, Inc.
5.25% 02/15/2028	2,000	2,035
5.30% 02/15/2030	2,000	2,055
5.35% 02/15/2033	3,000	3,089
5.63% 07/15/2054	1,000	958
5.75% 07/15/2064	1,000	958
		9,095
Marine Transportation-0.09%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,000	1,045
NCL Corp. Ltd.
5.88% 01/15/2031(b)(c)	1,370,000	1,334,209
6.25% 09/15/2033(b)(c)	773,000	748,675
		2,083,929
Metal, Glass & Plastic Containers-0.05%
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20% 01/15/2030	700,000	713,327
5.44% 04/03/2034	355,000	361,703
		1,075,030
Movies & Entertainment-0.00%
Netflix, Inc., 5.40%, 08/15/2054	1,000	959
Multi-Family Residential REITs-0.00%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	3,000	3,086
Essex Portfolio L.P., 5.50%, 04/01/2034	3,000	3,063
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	6,000	5,803
Mid-America Apartments L.P., 5.30%, 02/15/2032	16,000	16,493
UDR, Inc., 5.13%, 09/01/2034	4,000	3,986
		32,431
Multi-line Insurance-0.17%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	2,456,000	2,454,579
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Multi-line Insurance-(continued)
Allianz SE (Germany), 6.50%(b)(e)(f)	$1,200,000	$1,201,270
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	210,000	212,077
		3,867,926
Multi-Utilities-0.54%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	9,000	9,000
Ameren Illinois Co., 4.95%, 06/01/2033	2,000	2,015
Black Hills Corp., 6.15%, 05/15/2034	3,000	3,172
CenterPoint Energy, Inc.
5.95% 04/01/2056(c)(e)	646,000	643,750
Conv., 3.00% 08/01/2028(b)	3,272,000	3,471,303
Dominion Energy, Inc.
5.38% 11/15/2032	2,000	2,046
6.00% 02/15/2056(e)	757,000	757,904
6.20% 02/15/2056(e)	207,000	207,486
DTE Electric Co.
5.20% 03/01/2034	2,000	2,046
5.85% 05/15/2055	2,000	1,999
DTE Energy Co.
4.95% 07/01/2027	19,000	19,121
5.85% 06/01/2034	3,000	3,145
ENGIE S.A. (France)
5.25% 04/10/2029(b)	566,000	578,622
5.63% 04/10/2034(b)(c)	275,000	282,915
5.88% 04/10/2054(b)	106,000	103,145
NiSource, Inc.
5.25% 03/30/2028	3,000	3,046
5.35% 04/01/2034	4,000	4,091
5.85% 04/01/2055	8,000	7,785
Sempra
5.25% 03/15/2036(c)	4,489,000	4,436,208
6.88% 10/01/2054(e)	10,000	10,183
6.38% 04/01/2056(e)	415,000	419,983
WEC Energy Group, Inc.
5.15% 10/01/2027	5,000	5,053
4.75% 01/15/2028	1,216,000	1,223,124
		12,197,142
Office REITs-0.15%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	1,857,000	1,745,580
COPT Defense Properties L.P., 4.50%, 10/15/2030	106,000	104,842
Cousins Properties L.P.
5.38% 02/15/2032	10,000	10,114
4.88% 03/01/2033	940,000	909,937
5.88% 10/01/2034	9,000	9,164
Piedmont Operating Partnership L.P.
6.88% 07/15/2029	12,000	12,589
5.63% 01/15/2033(c)	697,000	686,308
		3,478,534
	Principal Amount	Value
Oil & Gas Equipment & Services-0.36%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05% 03/11/2029	$2,121,000	$2,106,256
4.35% 06/15/2031	4,233,000	4,184,504
Bristow Group, Inc., 6.75%, 02/01/2033(b)	1,863,000	1,896,828
		8,187,588
Oil & Gas Exploration & Production-0.11%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	161,000	168,264
Diamondback Energy, Inc.
5.20% 04/18/2027	7,000	7,062
5.15% 01/30/2030	8,000	8,186
EOG Resources, Inc.
4.40% 07/15/2028	60,000	60,186
5.35% 01/15/2036	32,000	32,483
5.95% 07/15/2055	8,000	8,106
Expand Energy Corp., 5.38%, 03/15/2030	4,000	4,042
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.88% 05/15/2034(b)	81,000	81,451
7.25% 02/15/2035(b)	147,000	150,011
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,245,893
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	519,000	536,565
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	70,000	72,749
		2,374,998
Oil & Gas Refining & Marketing-0.19%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	961,403
Sunoco L.P.
5.63% 03/15/2031(b)	812,000	815,334
5.88% 03/15/2034(b)	1,205,000	1,201,290
7.88% (b)(e)(f)	1,168,000	1,210,218
		4,188,245
Oil & Gas Storage & Transportation-1.51%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
6.63% 02/01/2032(b)	301,000	308,824
5.75% 10/15/2033(b)	2,159,000	2,155,972
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	2,000	2,100
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	1,251,000	1,237,227
Columbia Pipelines Holding Co. LLC
6.06% 08/15/2026(b)	3,000	3,010
5.10% 10/01/2031(b)	11,000	11,108
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	5,000	4,705
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	2,000	1,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Enbridge, Inc. (Canada)
5.70% 03/08/2033	$3,000	$3,108
5.45% 03/27/2036	3,887,000	3,929,382
7.63% 01/15/2083(e)	3,000	3,259
Energy Transfer L.P.
6.05% 12/01/2026	5,000	5,048
5.50% 06/01/2027	3,000	3,027
6.10% 12/01/2028	2,000	2,077
6.40% 12/01/2030	3,000	3,203
4.55% 01/15/2031	634,000	628,541
5.55% 05/15/2034	4,000	4,087
5.35% 01/15/2036(c)	367,000	364,984
8.00% 05/15/2054(e)	798,000	846,308
6.05% 09/01/2054	6,000	5,734
7.13% 10/01/2054(e)	3,021,000	3,103,419
6.30% 01/15/2056	60,000	59,330
6.50% 02/15/2056(e)	3,867,000	3,879,896
Enterprise Products Operating LLC
4.30% 06/20/2028	607,000	607,499
4.60% 01/15/2031	548,600	549,739
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	43,000	44,407
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85% 02/23/2036(b)	4,380,000	4,481,785
6.13% 02/23/2038(b)	383,000	396,858
6.51% 02/23/2042(b)	970,000	1,033,497
6.10% 08/23/2042(b)	908,000	926,219
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	85,000	86,813
Kinder Morgan, Inc.
7.80% 08/01/2031	4,000	4,574
4.80% 02/01/2033	3,000	2,977
5.20% 06/01/2033	2,000	2,035
MPLX L.P.
4.80% 02/15/2031	408,000	408,778
5.00% 01/15/2033(c)	248,000	246,902
5.40% 09/15/2035	135,000	134,987
4.95% 03/14/2052	1,000	835
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	149,000	156,450
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	53,000	54,427
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	753,000	786,323
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027	52,000	52,208
5.03% 10/01/2029	54,000	54,396
5.58% 10/01/2034	26,000	25,922
6.18% 10/01/2054	8,000	7,574
Southern Co. Gas Capital Corp.
5.75% 09/15/2033	1,000	1,041
Series A, 4.05% 09/15/2028	61,000	60,495
Series B, 5.10% 09/15/2035	57,600	56,960
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	$293,000	$302,007
TransCanada Pipelines Ltd. (Canada)
6.13% 10/17/2056(c)(e)	1,790,000	1,798,354
6.38% 10/17/2056(e)	1,315,000	1,325,604
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	955,000	962,882
Venture Global LNG, Inc.
9.50% 02/01/2029(b)(c)	210,000	229,278
9.88% 02/01/2032(b)	68,000	72,986
Venture Global Plaquemines LNG LLC
7.50% 05/01/2033(b)	319,000	353,898
6.50% 01/15/2034(b)	283,000	296,836
7.75% 05/01/2035(b)	574,000	645,847
6.75% 01/15/2036(b)	170,000	180,798
Western Midstream Operating L.P.
4.80% 03/01/2031(c)	904,700	898,904
6.15% 04/01/2033	3,000	3,148
5.45% 11/15/2034	11,000	10,953
5.50% 12/15/2035	244,600	242,034
5.30% 03/01/2048	11,000	9,391
Williams Cos., Inc. (The)
5.30% 08/15/2028	4,000	4,075
4.80% 11/15/2029	20,000	20,186
5.65% 03/15/2033	2,000	2,072
5.15% 03/15/2034	4,000	4,006
5.80% 11/15/2054	3,000	2,905
6.00% 03/15/2055	9,000	8,938
		34,125,039
Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,028
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	86,000	85,012
		88,040
Packaged Foods & Meats-0.21%
Campbell’s Co. (The)
5.20% 03/21/2029	4,000	4,043
5.40% 03/21/2034	3,000	2,918
5.25% 10/13/2054	2,000	1,648
General Mills, Inc., 5.50%, 10/17/2028	5,000	5,119
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25% 03/01/2056	74,000	71,499
6.38% 04/15/2066	21,000	20,245
Mars, Inc.
4.60% 03/01/2028(b)(c)	180,000	181,120
4.80% 03/01/2030(b)	48,000	48,495
5.00% 03/01/2032(b)	121,000	122,779
5.20% 03/01/2035(b)	67,000	67,621
5.65% 05/01/2045(b)	4,000	3,939
5.70% 05/01/2055(b)	4,000	3,895
5.80% 05/01/2065(b)	4,000	3,925
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Packaged Foods & Meats-(continued)
McCormick & Co., Inc.
4.15% 02/15/2029	$541,000	$536,326
4.70% 10/15/2034	18,000	17,333
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)(c)	3,515,000	3,459,744
Post Holdings, Inc., 6.25%, 10/15/2034(b)	82,000	81,021
		4,631,670
Paper & Plastic Packaging Products & Materials-0.01%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	309,000	312,266
Paper Products-0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	82,000	76,856
Passenger Airlines-0.55%
American Airlines Pass-Through Trust
4.90% 05/11/2038	593,000	580,308
Series 2021-1, Class A, 2.88% 07/11/2034	3,249	2,928
Series 2021-1, Class B, 3.95% 07/11/2030	34,935	33,368
Series A, 5.25% 11/10/2038	5,565,000	5,563,926
Series B, 5.65% 11/11/2034	390,000	388,732
Series B, 5.75% 05/10/2035	1,743,000	1,748,452
AS Mileage Plan IP Ltd.
5.02% 10/20/2029(b)	18,000	17,821
5.31% 10/20/2031(b)	16,000	15,726
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	6,257	5,781
Delta Air Lines, Inc.
4.95% 07/10/2028	172,000	173,056
5.25% 07/10/2030	180,000	181,438
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	5,218	5,224
Southwest Airlines Co., 4.38%, 11/15/2028	1,363,000	1,353,340
United Airlines Holdings, Inc., 4.88%, 03/01/2029(c)	2,240,000	2,212,138
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88% 10/15/2027	1,556	1,584
Series 24-A, 5.88% 02/15/2037	15,976	16,089
Series AA, 5.45% 02/15/2037	12,217	12,488
		12,312,399
Passenger Ground Transportation-0.02%
Uber Technologies, Inc.
4.30% 01/15/2030	62,000	61,541
4.15% 01/15/2031(c)	351,800	345,020
4.80% 09/15/2035	38,000	37,031
		443,592
Personal Care Products-0.00%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(b)	2,000	1,947
	Principal Amount	Value
Pharmaceuticals-0.86%
AstraZeneca Finance LLC (United Kingdom)
4.85% 02/26/2029	$8,000	$8,130
4.90% 02/26/2031	26,000	26,528
Bristol-Myers Squibb Co.
5.75% 02/01/2031	5,000	5,278
5.90% 11/15/2033	2,000	2,147
Eli Lilly and Co.
4.70% 02/09/2034	2,000	1,998
5.55% 10/15/2055	7,800	7,673
5.10% 02/09/2064	4,000	3,584
5.20% 08/14/2064	1,000	909
5.65% 10/15/2065	6,000	5,868
EMD Finance LLC (Germany)
4.13% 08/15/2028(b)	655,000	651,307
4.38% 10/15/2030(b)	3,197,000	3,165,626
4.63% 10/15/2032(b)	1,116,000	1,104,772
Merck & Co., Inc.
4.22% (SOFR + 0.57%), 03/15/2029(d)	1,023,000	1,025,115
4.30% 05/17/2030	4,000	3,997
4.15% 03/15/2031	2,074,000	2,047,811
4.45% 12/04/2032	389,000	385,454
4.75% 12/04/2035(c)	454,000	444,585
5.70% 12/04/2065	41,000	39,639
Novartis Capital Corp.
4.40% 03/18/2031	1,275,000	1,273,444
4.60% 03/18/2033	1,373,000	1,363,916
4.20% 09/18/2034	36,000	34,772
4.90% 03/18/2036	1,492,000	1,482,243
5.60% 03/18/2046	911,000	912,377
4.70% 09/18/2054	3,000	2,608
5.70% 03/18/2056	1,637,000	1,640,870
Pfizer, Inc.
4.20% 11/15/2030	875,000	868,292
4.50% 11/15/2032(c)	983,000	974,244
5.60% 11/15/2055	44,000	43,208
5.70% 11/15/2065	47,000	45,228
Takeda U.S. Financing, Inc.
5.20% 07/07/2035(c)	266,000	266,462
5.90% 07/07/2055(c)	225,000	223,040
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.00%, 12/01/2032(c)	1,046,000	1,089,801
Zoetis, Inc., 4.15%, 08/17/2028	240,000	238,951
		19,389,877
Property & Casualty Insurance-0.14%
American International Group, Inc., 4.85%, 05/07/2030	35,000	35,367
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034(b)	702,000	693,164
CNA Financial Corp., 5.20%, 08/15/2035	147,000	144,668
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	5,000	4,961
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	41,000	41,092
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Property & Casualty Insurance-(continued)
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(e)	$2,365,000	$2,327,953
Travelers Cos., Inc. (The)
5.05% 07/24/2035	16,000	16,034
5.70% 07/24/2055	4,000	3,976
		3,267,215
Rail Transportation-0.09%
Canadian Pacific Railway Co. (Canada)
4.00% 03/15/2029	1,084,000	1,071,998
5.20% 03/30/2035(c)	28,000	28,449
5.50% 03/15/2056	665,000	637,532
TTX Co., 5.05%, 11/15/2034(b)	344,000	348,025
		2,086,004
Real Estate Development-0.02%
Essential Properties L.P., 5.40%, 12/01/2035	37,200	36,862
Prologis Targeted U.S. Logistics Fund L.P.
4.25% 01/15/2031(b)	313,000	307,322
4.75% 01/15/2036(b)	157,000	150,822
		495,006
Regional Banks-0.55%
Citizens Financial Group, Inc.
5.30% 01/29/2036(e)	222,500	220,633
5.64% 05/21/2037(e)	3,000	3,001
Huntington Bancshares, Inc.
4.62% 01/28/2032(e)	2,764,000	2,732,788
5.61% 01/28/2041(e)	408,000	398,839
M&T Bank Corp., 5.30%, 04/18/2036(e)	5,296,000	5,253,696
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(e)	12,000	12,316
Regions Financial Corp., 5.72%, 06/06/2030(e)	8,000	8,222
Truist Financial Corp., 4.60%, 01/27/2032(e)	1,186,000	1,174,614
Zions Bancorp. N.A., 6.82%, 11/19/2035(e)	288,000	300,878
Zions Bancorporation N.A.
4.70% 08/18/2028(e)	1,288,000	1,287,981
4.48% 02/09/2029(e)	950,000	945,335
		12,338,303
Reinsurance-0.21%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	658,000	652,087
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(e)	489,000	479,128
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	3,005,738
RGA Global Funding, 5.00%, 08/25/2032(b)	605,000	602,031
		4,738,984
Renewable Electricity-0.02%
Idaho Power Co., 5.20%, 08/15/2034	8,000	8,142
	Principal Amount	Value
Renewable Electricity-(continued)
Southern Power Co.
Series A, 4.25% 10/01/2030(c)	$277,000	$273,794
Series B, 4.90% 10/01/2035	98,000	94,962
		376,898
Research & Consulting Services-0.03%
Verisk Analytics, Inc., 4.45%, 03/15/2031	704,000	694,885
Restaurants-0.11%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	385,000	388,936
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	929,000	973,592
McDonald’s Corp.
4.80% 08/14/2028	13,000	13,133
4.60% 05/15/2030	57,000	57,575
4.40% 02/12/2031	807,000	805,012
4.95% 08/14/2033	6,000	6,104
4.95% 03/03/2035	27,000	26,889
5.00% 02/13/2036	243,000	242,263
		2,513,504
Retail REITs-0.06%
Agree L.P., 5.63%, 06/15/2034	4,000	4,100
Brixmor Operating Partnership L.P.
4.85% 02/15/2033	110,000	108,440
5.75% 02/15/2035	2,000	2,068
Kimco Realty OP LLC
4.85% 03/01/2035	4,000	3,927
5.30% 02/01/2036	72,000	73,026
Kite Realty Group L.P.
4.95% 12/15/2031	8,000	7,999
5.50% 03/01/2034	1,000	1,013
NNN REIT, Inc.
5.60% 10/15/2033	1,000	1,027
5.50% 06/15/2034	4,000	4,067
Realty Income Corp.
2.20% 06/15/2028	2,000	1,915
5.63% 10/13/2032	2,000	2,092
4.50% 02/01/2033	449,000	439,156
5.13% 04/15/2035	11,000	11,026
Regency Centers L.P.
5.00% 07/15/2032	50,000	50,503
4.50% 03/15/2033	519,000	506,092
5.25% 01/15/2034	1,000	1,014
5.10% 01/15/2035	4,000	3,988
Simon Property Group L.P., 4.75%, 09/26/2034	41,000	40,122
		1,261,575
Security & Alarm Services-0.05%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	1,225,000	1,219,990
Self-Storage REITs-0.17%
Americold Realty Operating Partnership L.P.
5.60% 05/15/2032	83,000	82,753
5.41% 09/12/2034	17,000	16,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Self-Storage REITs-(continued)
Extra Space Storage L.P.
5.70% 04/01/2028	$2,000	$2,041
4.95% 01/15/2033	154,000	152,760
5.40% 02/01/2034	2,000	2,018
Goodman US Finance Eight, LLC (Australia), 5.88%, 04/28/2046(b)	1,370,000	1,333,894
Goodman US Finance Seven, LLC (Australia), 5.25%, 04/28/2036(b)(c)	1,132,000	1,115,239
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	5,000	4,961
Prologis L.P.
4.88% 06/15/2028	3,000	3,036
4.75% 01/15/2031	138,000	139,467
5.13% 01/15/2034	1,000	1,010
5.00% 03/15/2034	4,000	4,004
5.00% 01/31/2035	7,000	6,980
5.25% 05/15/2035	23,000	23,329
5.25% 03/15/2054	1,000	933
Public Storage Operating Co.
5.00% 12/15/2035(c)	989,000	978,302
5.35% 08/01/2053	1,000	945
		3,868,032
Semiconductors-1.08%
Broadcom, Inc.
5.05% 07/12/2027	9,000	9,101
5.05% 07/12/2029	16,000	16,313
5.15% 11/15/2031	57,000	58,369
5.20% 07/15/2035	53,000	53,485
4.80% 02/15/2036	105,000	102,509
4.90% 02/15/2038	90,000	87,032
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	1,018,000	1,056,662
5.50% 01/25/2031(b)	968,000	993,663
6.15% 01/25/2032(b)	1,030,000	1,084,376
5.90% 01/25/2033(b)	979,000	1,019,413
5.88% 01/25/2034(b)	859,000	872,623
6.25% 01/25/2035(b)	699,000	738,807
6.10% 01/25/2036(b)	229,000	240,659
6.20% 01/25/2037(b)	289,000	304,719
6.40% 01/25/2038(b)	283,000	302,642
6.30% 01/25/2039(b)	219,000	232,725
Intel Corp.
5.30% 05/15/2036	1,835,000	1,828,001
6.13% 05/15/2056	2,604,000	2,586,411
SK hynix, Inc. (South Korea)
4.25% 09/11/2028(b)	5,344,000	5,323,958
4.38% 09/11/2030(b)	7,609,000	7,565,705
		24,477,173
Single-Family Residential REITs-0.00%
American Homes 4 Rent L.P.
2.38% 07/15/2031	2,000	1,769
5.50% 07/15/2034	7,000	7,052
5.25% 03/15/2035	5,000	4,956
		13,777
Soft Drinks & Non-alcoholic Beverages-0.03%
Coca-Cola Co. (The), 5.40%, 05/13/2064	1,000	953
	Principal Amount	Value
Soft Drinks & Non-alcoholic Beverages-(continued)
PepsiCo, Inc.
4.10% 01/15/2029	$437,000	$436,609
4.60% 02/07/2030	91,000	92,275
5.00% 02/07/2035	5,000	5,052
5.00% 07/23/2035	165,000	166,534
		701,423
Sovereign Debt-2.44%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	881,000	982,923
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	1,611,000	1,529,605
Brazilian Government International Bond (Brazil), 7.25%, 01/12/2056	1,579,000	1,591,079
Colombia Government International Bond (Colombia)
5.38% 01/21/2029	6,862,000	6,813,280
6.13% 01/21/2031	2,279,500	2,279,956
6.50% 01/21/2033(c)	1,899,000	1,895,202
Dominican Republic International Bond (Dominican Republic)
5.75% 03/17/2034(b)	1,880,000	1,837,136
6.15% 05/17/2038(b)	1,537,000	1,497,883
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	681,000	677,298
Guatemala Government Bond (Guatemala)
6.05% 08/06/2031(b)	3,287,000	3,408,290
6.88% 08/15/2055(b)(c)	582,000	631,383
Israel Government International Bond (Israel), 5.00%, 01/13/2036	100,500	97,750
Korea National Oil Corp. (South Korea)
4.50% 03/30/2029(b)	3,945,000	3,962,033
4.63% 03/30/2031(b)	2,878,000	2,890,176
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)	1,845,000	1,824,199
Mexico Government International Bond (Mexico)
4.75% 03/22/2031	3,992,000	3,926,332
5.38% 03/22/2033	738,000	726,229
Panama Government International Bond (Panama), 5.23%, 02/23/2034	7,000,000	6,968,150
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	1,832,000	1,880,506
5.88% 01/30/2029(b)(c)	3,084,000	3,136,548
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	232,000	237,220
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	6,464,000	6,423,039
		55,216,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Specialized Consumer Services-0.06%
Rentokil Terminix Funding LLC
5.00% 04/28/2030(b)	$823,000	$829,726
5.63% 04/28/2035(b)	576,000	585,836
		1,415,562
Specialty Chemicals-0.29%
OCP S.A. (Morocco)
6.10% 04/30/2030(b)	1,527,000	1,559,306
6.70% 03/01/2036(b)	163,000	170,248
6.74% (b)(e)(f)	2,851,000	2,841,347
7.37% (b)(e)(f)	973,000	967,903
Sherwin-Williams Co. (The)
4.30% 08/15/2028	719,000	717,050
4.50% 08/15/2030	223,000	222,614
5.15% 08/15/2035	75,000	75,461
		6,553,929
Steel-0.19%
Cleveland-Cliffs, Inc.
6.88% 11/01/2029(b)	502,000	511,932
7.63% 01/15/2034(b)	2,449,000	2,475,642
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	1,381,000	1,398,947
		4,386,521
Systems Software-0.43%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	1,000,000	953,459
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033(b)	934,000	962,834
Oracle Corp.
4.55% 02/04/2029	1,821,000	1,799,271
4.76% (SOFR + 1.11%), 02/04/2029(d)	1,338,000	1,329,036
4.45% 09/26/2030(c)	428,900	413,778
4.95% 02/04/2031	2,191,000	2,143,752
6.25% 11/09/2032	3,000	3,080
4.90% 02/06/2033	2,000	1,900
5.35% 05/04/2033	1,276,000	1,241,101
4.70% 09/27/2034	22,000	20,102
5.20% 09/26/2035(c)	91,000	84,845
5.70% 02/04/2036	291,000	279,608
5.88% 09/26/2045	49,000	42,241
5.38% 09/27/2054	4,000	3,081
6.00% 08/03/2055	5,000	4,195
5.95% 09/26/2055	35,000	29,343
6.70% 02/04/2056	277,000	255,488
5.50% 09/27/2064	10,000	7,613
6.13% 08/03/2065	7,000	5,841
6.85% 02/04/2066	232,400	213,707
		9,794,275
Technology Hardware, Storage & Peripherals-0.00%
Hewlett Packard Enterprise Co.
5.00% 10/15/2034	17,000	16,618
5.60% 10/15/2054	8,000	7,232
		23,850
Telecom Tower REITs-0.05%
SBA Communications Corp., 3.88%, 02/15/2027	1,225,000	1,218,103
	Principal Amount	Value
Tobacco-0.22%
B.A.T. Capital Corp. (United Kingdom)
5.83% 02/20/2031	$8,000	$8,372
4.63% 03/22/2033(c)	240,000	235,260
6.00% 02/20/2034	2,000	2,117
7.08% 08/02/2043	1,000	1,105
Philip Morris International, Inc.
4.75% 02/12/2027	8,000	8,046
4.38% 11/01/2027	47,000	47,121
4.88% 02/15/2028	4,000	4,040
4.13% 04/28/2028	12,000	11,972
5.25% 09/07/2028	5,000	5,105
3.88% 10/27/2028	485,000	480,865
4.88% 02/13/2029	12,000	12,159
4.63% 11/01/2029	56,000	56,456
4.38% 04/30/2030	91,000	90,594
4.00% 10/29/2030(c)	325,000	318,775
5.13% 02/13/2031	4,000	4,092
4.75% 11/01/2031	44,000	44,280
5.75% 11/17/2032	3,000	3,159
5.63% 09/07/2033	2,000	2,090
5.25% 02/13/2034	7,000	7,135
4.90% 11/01/2034	46,000	45,720
4.88% 04/30/2035	32,000	31,623
4.63% 10/29/2035	106,000	102,313
4.88% 04/29/2036	3,478,000	3,405,641
		4,928,040
Trading Companies & Distributors-0.58%
Aircastle Ltd./Aircastle Ireland DAC
5.00% 09/15/2030(b)	701,000	700,795
5.00% 05/15/2031(b)	3,572,000	3,548,942
Ferguson Enterprises, Inc.
4.35% 03/15/2031	377,000	371,437
5.00% 10/03/2034	8,000	7,956
Mitsubishi Corp. (Japan)
5.00% 07/02/2029(b)	548,000	557,076
5.13% 07/17/2034(b)	245,000	248,789
Sumisho Air Lease Corp., Series B, 4.65%(e)(f)	619,000	619,873
Takeoff Merger Sub, Inc.
4.40% 03/24/2028(b)(c)	4,034,000	4,013,692
4.50% 03/24/2029(b)	3,100,000	3,081,665
		13,150,225
Transaction & Payment Processing Services-0.00%
Mastercard, Inc., 4.85%, 03/09/2033	3,000	3,042
Water Utilities-0.00%
American Water Capital Corp., 5.70%, 09/01/2055	8,000	7,830
Wireless Telecommunication Services-0.30%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	4,923,000	4,924,168
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	1,566,000	1,553,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.95% 11/15/2035	$172,000	$168,089
6.00% 06/15/2054	1,000	984
5.88% 11/15/2055	7,000	6,769
5.70% 01/15/2056	70,000	66,117
		6,719,206
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,180,234,367)		1,178,137,458
U.S. Government Sponsored Agency Mortgage-Backed Securities-30.82%
Collateralized Mortgage Obligations-3.35%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(i)	865,183	761,836
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K558, Class A2, 4.13%, 03/25/2031(i)	24,750,000	24,594,251
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	247,367
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	982,406
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	989,592
Series 2018-K154, Class A3, 3.46%, 11/25/2032(i)	1,000,000	945,834
Series K156, Class A2, 4.43%, 02/25/2033(i)	6,000,000	5,985,347
Series K-161, Class A2, 4.90%, 10/25/2033(i)	10,000,000	10,220,518
Series K-162, Class A2, 5.15%, 12/25/2033(i)	15,000,000	15,565,317
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,279,953
Series K512, Class A2, 5.00%, 11/25/2028	4,261,684	4,336,646
Freddie Mac STRIPS, 0.00%, 09/15/2030(j)	350,000	292,055
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	228,109	205,691
Series 2017-4, Class HT, 3.25%, 06/25/2057	330,466	302,624
		75,709,437
Commercial & Residential Mortgage Finance-19.78%
Uniform Mortgage-Backed Securities
TBA, 1.50%, 05/01/2041(k)	9,030,000	8,102,734
TBA, 2.00%, 05/01/41 to 05/01/56(k)	85,710,914	69,310,490
TBA, 4.50%, 05/01/41 to 05/01/56(k)	44,702,014	43,296,282
TBA, 5.00%, 05/01/41 to 05/01/56(k)	85,252,860	84,211,464
TBA, 2.50%, 05/01/2056(k)	78,484,860	65,732,274
	Principal Amount	Value
Commercial & Residential Mortgage Finance-(continued)
TBA, 3.00%, 05/01/2056(k)	$62,952,549	$55,121,568
TBA, 3.50%, 05/01/2056(k)	36,460,382	33,192,465
TBA, 4.00%, 05/01/2056(k)	30,391,694	28,505,276
TBA, 5.50%, 05/01/2056(k)	28,617,376	28,764,200
TBA, 6.00%, 05/01/2056(k)	14,926,340	15,239,626
TBA, 6.50%, 05/01/2056(k)	15,090,000	15,657,772
		447,134,151
Federal Home Loan Mortgage Corp. (FHLMC)-2.12%
0.00%, 12/14/2029(j)	150,000	129,801
3.55%, 10/01/2033	442,847	418,079
3.00%, 10/01/2034	144,330	138,857
4.50%, 04/01/2035 to 04/01/2035	25,617,513	25,314,919
4.00%, 11/01/2048 to 07/01/2049	205,892	195,713
3.50%, 08/01/2049	1,325,418	1,224,754
6.00%, 06/01/2053 to 08/01/2054	14,322,251	14,842,206
5.50%, 07/01/2053	5,460,081	5,562,952
		47,827,281
Federal National Mortgage Association (FNMA)-2.12%
2.82%, 10/01/2029	458,872	440,316
2.90%, 11/01/2029	468,795	449,117
3.93%, 12/01/2030	10,000,000	9,843,568
4.36%, 04/01/2031	14,500,000	14,526,278
3.08%, 10/01/2032	730,797	678,372
3.31%, 01/01/2033	943,761	886,486
2.50%, 10/01/2034 to 12/01/2034	1,469,023	1,388,689
4.69%, 04/01/2035	4,500,000	4,537,942
4.68%, 09/01/2035	6,140,000	6,173,430
3.50%, 05/01/2047 to 06/01/2047	1,301,456	1,211,303
4.00%, 11/01/2047	57,989	55,464
3.00%, 09/01/2049 to 10/01/2049	2,369,962	2,123,835
5.50%, 09/01/2053	5,577,921	5,683,014
		47,997,814
Government National Mortgage Association (GNMA)-3.45%
4.00%, 07/20/2049	33,163	31,522
TBA, 2.00%, 05/01/2056(k)	4,826,634	3,972,409
TBA, 2.50%, 05/01/2056(k)	22,332,321	19,132,861
TBA, 4.50%, 05/01/2056(k)	16,096,070	15,525,162
TBA, 5.00%, 05/01/2056(k)	14,603,000	14,478,517
TBA, 5.50%, 05/01/2056(k)	13,902,317	14,002,184
TBA, 6.00%, 05/01/2056(k)	10,552,000	10,758,967
		77,901,622
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $699,907,842)		696,570,305

Asset-Backed Securities-24.69%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	4,125,000	4,118,346
ALA Trust, Series 2025-OANA, Class B, 5.50% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	4,039,000	4,060,606
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,393,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	$25,909	$25,442
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	117,803	113,396
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	98,015	95,192
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	798,872	695,318
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	1,970,006	1,857,663
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	525,050	527,204
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	2,282,257	2,289,284
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	2,477,438	2,490,805
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	6,123,122	6,139,031
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	831,971	837,449
Series 2025-HB1, Class A1, 5.45% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	589,741	593,026
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	728,222
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,789,515
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	2,024,000	2,006,062
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	1,054,000	1,042,373
Series 2025-3A, Class C, 4.95%, 02/20/2030(b)	433,700	427,427
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	4,525,000	4,459,618
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	1,972,000	1,942,699
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	862,000	843,450
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR3, 4.66% (3 mo. Term SOFR + 0.98%), 04/19/2034(b)(d)	18,000,000	17,984,628
Series 2021-1A, Class AR, 4.62% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	2,267,000	2,265,787
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,036,137
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	1,439,498	1,248,375
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	1,439,498	1,193,585
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	1,232,331	1,108,111
	Principal Amount	Value

Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	$1,562,867	$1,352,399
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	1,907,050	1,584,786
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.05% (1 mo. Term SOFR + 0.39%), 11/25/2036(d)	52,038	51,520
Benchmark Mortgage Trust, Series 2026-V20, Class AM, 5.44%, 02/15/2059	2,030,000	2,060,388
Benefit Street Partners CLO XXIII Ltd. (Cayman Islands), Series 2021-23A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(d)	5,795,000	5,795,290
Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,715,000	5,707,148
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.06%, 02/25/2066(b)(i)	2,908,000	2,909,167
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	44,694	44,174
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(i)	150,833	149,106
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	3,826,000	3,827,083
BX Commercial Mortgage Trust
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(i)	3,115,000	3,112,099
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(i)	1,995,000	2,007,792
Series 2026-CSMO, Class A, 5.05% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(d)	12,680,000	12,706,468
BX Trust
Series 2022-LBA6, Class B, 4.95% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	1,285,000	1,285,659
Series 2022-LBA6, Class C, 5.25% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	690,000	690,481
Series 2025-VLT6, Class B, 5.55% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	4,375,000	4,350,032
Series 2026-OPTM, Class A, 4.86% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(d)	4,285,000	4,280,067
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2016- 1A, Class A1R3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	2,500,000	2,501,155
Carlyle US CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(d)	3,304,380	3,295,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	$2,501,378	$2,514,084
Carvana Auto Receivables Trust, Series 2026-P1, Class A3, 4.26%, 02/10/2031	10,050,000	10,009,364
Cedar Funding VI CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	7,011,000	7,019,645
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	4,192,908	4,199,516
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(d)	3,351,000	3,351,911
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	64,787	59,222
CIFC Funding Ltd. (Cayman Islands), Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(d)	3,736,000	3,737,823
Citigroup Mortgage Loan Trust
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	1,462,427	1,212,597
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	1,680,449	1,692,456
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	1,975,214	1,983,799
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	6,000,000	5,997,720
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	1,001,897	922,627
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	1,174,363	1,121,968
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	2,260,394	2,272,976
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	287,549	256,339
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	177,351	159,572
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(i)	1,255,164	1,227,436
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(i)	1,160,000	1,081,981
Cross Mortgage Trust
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(i)	5,929,524	5,965,132
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(i)	2,715,641	2,712,577
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(i)	2,200,000	2,225,577
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(i)	7,480,000	7,462,664
	Principal Amount	Value

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	$1,459,000	$1,327,418
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	1,506,225	1,495,237
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,157,100	1,143,274
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	859,557	862,128
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,846,486
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	3,290,000	3,280,568
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	2,830,000	2,813,658
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	71,098	69,380
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	197,965	173,282
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	1,054,472	936,451
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	1,439,907	1,437,269
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(i)	7,038,116	7,082,182
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(i)	10,650,859	10,627,675
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(d)	2,280,000	2,281,306
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	2,575,000	2,579,764
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	51,778	51,827
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	444,466
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	526,555
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	2,149,101	1,930,551
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	764,213	688,422
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.61% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	8,896,000	8,891,561
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	98,820	97,240
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(i)	4,489,977	4,615,548
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	2,583,630	2,600,224
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	$3,317,623	$3,336,817
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(i)	4,198,483	4,171,713
GGP Trust, Series 2026-TY, Class A, 4.83%, 03/05/2043(b)(i)	3,005,000	2,978,463
Goldentree Loan Management US CLO 11 Ltd. (Cayman Islands), Series 2021-11A, Class AR, 4.76% (3 mo. Term SOFR + 1.08%), 10/20/2034(b)(d)	3,090,000	3,093,359
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	5,223,000	5,228,808
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 4.66% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	5,796,000	5,786,002
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	3,102,121	2,781,374
Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	1,522,850	1,527,779
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(i)	6,955,000	6,959,688
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	2,694,000	2,663,023
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	282,773
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,060,831	1,065,012
Invitation Homes Trust, Series 2024- SFR1, Class A, 4.00%, 09/17/2041(b)	4,179,520	4,074,559
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(i)	5,716,000	5,768,980
J.P. Morgan Mortgage Trust, Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(i)	3,303,492	3,319,192
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	1,863,197	1,590,758
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	3,594,342	3,580,331
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	1,659,741	1,674,201
Juniper Valley Park CLO Ltd. (Jersey), Series 2023-1A, Class ARR, 4.76% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	4,090,000	4,091,763
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 4.78% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	2,244,037	2,245,109
	Principal Amount	Value

Life Mortgage Trust, Series 2021-BMR, Class C, 4.87% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	$53,400	$52,954
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	3,900,000	3,918,790
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	1,400,000	1,398,264
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 4.96% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	1,886,382	1,888,800
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	794,892	713,529
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	857,679	764,882
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	1,460,000	1,462,219
Metronet Infrastructure Issuer LLC
Series 2025-1A, Class A2, 6.01%, 07/20/2055(h)	2,750,000	2,798,660
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,190,000	1,191,709
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	2,702,302	2,455,897
MILE Trust
Series 2025-STNE, Class A, 5.15% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	4,695,000	4,695,939
Series 2025-STNE, Class B, 5.36% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	1,425,000	1,423,827
Series 2025-STNE, Class C, 5.76% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	1,200,000	1,196,529
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,490,559
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(i)	6,746,596	6,814,302
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(i)	3,191,093	3,193,818
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	5,470,717	5,488,354
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	80,161	77,355
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	325,595	307,312
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(i)	1,139,751	1,078,050
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	774,373	781,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	$7,785,667	$7,838,474
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(i)	7,450,000	7,456,519
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,310,000	1,306,135
Oaktree CLO Ltd. (Cayman Islands), Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	6,445,000	6,426,819
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	1,466,298	1,259,550
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	1,292,022	1,172,963
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	1,415,000	1,317,844
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	1,342,676	1,342,782
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(i)	875,048	878,966
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	901,876	810,650
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	4,351,390	4,352,478
Pikes Peak CLO 6 (Cayman Islands), Series 2020-6A, Class ARR, 4.60% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	4,742,000	4,737,272
Planet Fitness Master Issuer LLC
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	4,100,000	4,089,422
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	3,300,000	3,281,827
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(i)	1,224,065	1,237,899
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(i)	3,861,743	3,894,356
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,609,861
Rate Mortgage Trust
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(i)	1,653,889	1,672,366
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(i)	1,319,477	1,325,410
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(i)	4,306,318	4,309,761
RCKT Mortgage Trust
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	2,459,577	2,471,752
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	1,190,613	1,194,488
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	1,256	1,253
	Principal Amount	Value

RR 16 Ltd. (Cayman Islands), Series 2021-16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(d)	$2,910,000	$2,911,269
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	2,092,122	1,981,027
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	44,039	44,052
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 4.76% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	6,080,000	6,082,931
Signal Peak CLO 4 Ltd. (Cayman Islands), Series 2017-4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(d)	6,145,000	6,150,113
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	3,422,414	3,393,813
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,755,667	1,634,732
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,793,834	1,541,837
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	445,351	420,448
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	8,277	7,999
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	173,817	168,636
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	1,743,928	1,544,230
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	1,339,718	1,208,580
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	406,533	402,061
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,518,420	3,518,022
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,019,250	2,035,308
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	6,759,070	6,812,058
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,954,775	3,833,306
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,998,875	4,937,734
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,063,350	3,018,065
Switch ABS Issuer LLC, Series 2025- 2A, Class A21, 5.12%, 10/25/2055(b)	1,800,000	1,776,814
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	53,661	53,702
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	$700,127	$702,455
Symphony CLO XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	1,910,887	1,912,125
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 4.86% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	1,768,752	1,769,917
Symphony CLO XXIII Ltd. (Cayman Islands), Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	1,223,523	1,224,435
Taco Bell Funding LLC
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	2,320,000	2,298,712
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,230,000	1,206,614
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	966,000	908,397
Thayer Park, CLO Ltd., Series 2017- 1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	2,850,000	2,849,558
TierPoint Issuer LLC
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,120,000	4,132,011
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	3,221,000	3,195,971
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	878,487	838,526
Tricon Residential Trust, Series 2025- SFR1, Class A, 4.75% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	4,609,335	4,601,984
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	2,570,000	2,516,196
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(i)	4,760,000	4,769,429
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(i)	800,000	806,677
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(i)	4,657,000	4,713,638
Verus Securitization Trust
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(i)	542,190	494,852
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(i)	729,103	668,916
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	1,359,633	1,248,274
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	201,539	195,535
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	1,067,151	1,009,440
	Principal Amount	Value

Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	$1,942,340	$1,947,509
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(i)	1,987,777	1,985,291
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	59,477	57,759
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	1,195,000	1,241,965
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	438,692	422,055
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(i)	3,098,000	3,118,901
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.41%, 10/15/2057(i)	307,000	301,784
Whetstone Park CLO Ltd., Series 2021- 1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	9,140,000	9,138,592
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,095,750	3,906,891
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,179,000	1,201,742
Zayo Issuer LLC
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	7,989,000	8,124,989
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	2,703,000	2,698,834
Total Asset-Backed Securities (Cost $563,727,887)		558,099,845
U.S. Treasury Securities-12.57%
U.S. Treasury Bills-1.11%(l)
3.53%–4.15%, 05/14/2026(m)	22,556,000	22,526,860
3.63%–3.68%, 09/17/2026(m)	2,541,000	2,505,791
		25,032,651
U.S. Treasury Bonds-2.68%
4.63%, 02/15/2046	3,574,700	3,414,117
4.63%, 11/15/2055	60,696,100	57,248,751
		60,662,868
U.S. Treasury Notes-8.78%
3.88%, 03/31/2028	35,378,900	35,373,372
3.88%, 04/15/2029	47,585,800	47,539,330
3.88%, 03/31/2031	40,017,200	39,757,713
3.88%, 04/30/2031	1,298,000	1,289,330
4.25%, 03/31/2033	15,872,600	15,919,722
4.13%, 02/15/2036	59,814,200	58,557,167
		198,436,634
Total U.S. Treasury Securities (Cost $285,654,895)		284,132,153
Variable Rate Senior Loan Interests-2.22%(n)(o)
Aerospace & Defense-0.04%
TransDigm, Inc., Term Loan M, 6.15% (1 mo. Term SOFR + 2.50%), 08/19/2032	1,021,534	1,024,430
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Broadcasting-0.12%
Nexstar Broadcasting, Inc., Term Loan, 6.40% (1 mo. Term SOFR + 2.75%), 04/15/2033	$2,750,370	$2,751,882
Leisure Products-0.21%
Electronic Arts, Term Loan, 0.00%, 03/23/2033(p)	4,648,667	4,655,640
Real Estate Development-0.22%
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031(h)	4,852,000	5,021,820
Restaurants-0.85%
Raising Cane’s Restaurants LLC
Term Loan, 5.65% (1 mo. Term SOFR + 2.00%), 11/03/2032	10,728,113	10,751,607
Term Loan B, 5.65% (1 mo. Term SOFR + 2.00%), 09/10/2031	8,493,727	8,514,961
		19,266,568
Technology Hardware, Storage & Peripherals-0.78%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032(h)(p)	17,510,000	17,553,775
Total Variable Rate Senior Loan Interests (Cost $49,761,402)		50,274,115
	Shares
Exchange-Traded Funds-1.35%
Invesco Core Fixed Income ETF(q)	211,500	5,306,239
Invesco High Yield Systematic Bond ETF(q)	209,200	4,676,666
Invesco Short Duration High Yield ETF(q)	9,000	229,365
Invesco Short Duration Total Return Bond ETF(q)	809,300	20,232,500
Total Exchange-Traded Funds (Cost $30,669,838)		30,444,770
	Principal Amount
Municipal Obligations-0.52%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGI), 6.63%, 02/01/2035(r)	$138,462	145,232
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	267,368
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 B, RB, 9.00%, 04/01/2053(b)	12,000,000	11,427,210
Total Municipal Obligations(s) (Cost $12,502,549)		11,839,810
	Shares
Preferred Stocks-0.46%
Aerospace & Defense-0.04%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	866,400
	Shares		Value
Diversified Banks-0.08%
Citigroup, Inc., Series II, Pfd., 6.25%		71,150	$1,803,653
Diversified Financial Services-0.13%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(e)		111,250	2,859,125
Electric Utilities-0.01%
Southern Co. (The), Series A, Conv. Pfd., 7.13%, 12/15/2028		7,000	364,210
Regional Banks-0.11%
M&T Bank Corp., Series J, Pfd., 7.50%		91,792	2,440,749
Systems Software-0.09%
Oracle Corp., Class D, Conv. Pfd., 6.50%, 01/15/2029		41,869	2,037,764
Total Preferred Stocks (Cost $9,931,756)			10,371,901
	Principal Amount
Agency Credit Risk Transfer Notes-0.20%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.65% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)(t)		$1,749,067	1,752,027
Freddie Mac
Series 2023-DNA1, Class M1, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(u)		274,748	278,007
Series 2025-DNA4, Class A1, STACR®, 4.55% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)(u)		414,625	414,990
Series 2026-DNA2, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(d)(u)		1,999,354	2,003,208
Total Agency Credit Risk Transfer Notes (Cost $4,437,795)			4,448,232

U.S. Government Sponsored Agency Securities-0.11%
Fannie Mae STRIPS
0.00%, 05/15/2029(j)		450,000	399,329
0.00%, 01/15/2030(j)		1,300,000	1,119,513
0.00%, 05/15/2030(j)		850,000	721,756
Tennessee Valley Authority
5.38%, 04/01/2056(c)		100,000	99,783
4.25%, 09/15/2065(c)		250,000	203,272
Total U.S. Government Sponsored Agency Securities (Cost $2,188,757)			2,543,653
	Shares
Common Stocks & Other Equity Interests-0.04%
Technology Hardware, Storage & Peripherals-0.04%
VCI Compute II LLC(h)(v) (Cost $857,300)		857,300	904,451
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.02%(w)
Drug Retail-0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b) (Cost $465,900)	EUR	400,000	477,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Drug Retail-(continued)
	Shares
Options Purchased-0.07%
(Cost $1,568,786)†		1,584,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-125.19% (Cost $2,841,909,074)		2,829,829,012
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.80%
Invesco Private Government Fund, 3.63%(q)(x)(y)	34,307,491	$34,307,491
	Principal Amount	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(q)(x)(y)	96,730,891	$96,740,564
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,050,820)		131,048,055
TOTAL INVESTMENTS IN SECURITIES-130.99% (Cost $2,972,959,894)		2,960,877,067
OTHER ASSETS LESS LIABILITIES-(30.99)%		(700,542,198)
NET ASSETS-100.00%		$2,260,334,869

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
EUR	-Euro
GO	-General Obligation
INS	-Insurer
Pfd.	-Preferred
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $1,068,682,903, which represented 47.28% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30,
2026 was $171,704, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(j)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2K.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 2S.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	This variable rate interest will settle after April 30, 2026, at which time the interest rate will be determined.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Core Fixed Income ETF	$229,338	$5,147,500	$-	$(70,599)	$-	$5,306,239	$55,446
Invesco High Yield Systematic Bond ETF	2,510,551	2,223,159	-	(57,044)	-	4,676,666	129,779
Invesco Short Duration High Yield ETF	231,371	-	(630)	(2,006)	630	229,365	6,944
Invesco Short Duration Total Return Bond ETF	7,866,368	12,466,573	-	(100,441)	-	20,232,500	421,583
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,056,107,589	(1,056,107,589)	-	-	-	1,119,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$33,601,272	$158,248,750	$(157,542,531)	$-	$-	$34,307,491	$625,723 *
Invesco Private Prime Fund	96,659,440	313,845,544	(313,748,981)	(1,952)	(13,487)	96,740,564	1,719,067 *
Total	$141,098,340	$1,548,039,115	$(1,527,399,731)	$(232,042)	$(12,857)	$161,492,825	$4,078,386

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(u)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(v)	Non-income producing security.
(w)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(x)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	09/18/2026	55	$7,290	$40,095,000	$1,584,550

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,489	June-2026	$308,409,125	$(1,180,599)	$(1,180,599)
U.S. Treasury Long Bonds	856	June-2026	96,594,250	(1,325,624)	(1,325,624)
U.S. Treasury Ultra Bonds	340	June-2026	39,110,625	(684,519)	(684,519)
Subtotal—Long Futures Contracts				(3,190,742)	(3,190,742)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,779	June-2026	(191,840,134)	409,235	409,235
U.S. Treasury 10 Year Notes	568	June-2026	(62,817,250)	1,352,833	1,352,833
U.S. Treasury 10 Year Ultra Notes	1,168	June-2026	(131,819,750)	1,931,840	1,931,840
Subtotal—Short Futures Contracts				3,693,908	3,693,908
Total Futures Contracts				$503,166	$503,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2026
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
7/28/2026	Goldman Sachs International	EUR	355,000	USD	418,731	$636
Subtotal—Appreciation						636
Currency Risk
7/28/2026	State Street Bank & Trust	GBP	375,000	USD	506,438	(2,968)
Subtotal—Depreciation						(2,968)
Total Forward Foreign Currency Contracts						$(2,332)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-66.72%
Aerospace & Defense-1.15%
Honeywell Aerospace, Inc., 4.28% (SOFR + 0.63%), 03/16/2029(b)(c)	$12,000,000	$11,968,926
Howmet Aerospace, Inc., 3.75%, 03/03/2028	17,017,000	16,839,412
L3Harris Technologies, Inc., 5.40%, 01/15/2027	11,141,000	11,232,881
		40,041,219
Agricultural & Farm Machinery-0.35%
John Deere Capital Corp., 4.16% (SOFR + 0.50%), 03/06/2028(c)	12,000,000	12,026,836
Agricultural Products & Services-0.35%
Cargill, Inc., 4.28% (SOFR + 0.61%), 02/11/2028(b)(c)(d)	12,000,000	12,025,829
Application Software-0.45%
Roper Technologies, Inc., 4.25%, 09/15/2028	1,524,000	1,513,113
Salesforce, Inc., 4.50%, 03/15/2028	11,111,000	11,124,035
Synopsys, Inc., 4.55%, 04/01/2027	3,000,000	3,011,933
		15,649,081
Asset Management & Custody Banks-0.52%
Ares Capital Corp., 7.00%, 01/15/2027	13,829,000	14,013,579
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	2,453,000	2,434,493
State Street Corp., 4.54%, 04/24/2028(e)	1,719,000	1,723,645
		18,171,717
Automobile Manufacturers-4.18%
American Honda Finance Corp.
4.37% (SOFR + 0.72%), 10/05/2026(c)	10,000,000	10,012,904
4.52% (SOFR + 0.87%), 07/09/2027(c)	12,000,000	12,028,989
4.48% (SOFR + 0.82%), 03/03/2028(c)(d)	12,000,000	12,001,049
Daimler Truck Finance North America LLC (Germany)
4.30% 08/12/2027(b)	5,015,000	5,007,081
5.13% 09/25/2027(b)	5,905,000	5,954,295
Hyundai Capital America
4.88% 06/23/2027(b)	8,590,000	8,626,616
5.28% 06/24/2027(b)	16,000,000	16,132,201
4.54% (SOFR + 0.89%), 01/08/2029(b)(c)	9,900,000	9,901,360
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	9,500,000	9,613,325
Mercedes-Benz Finance North America LLC (Germany)
4.43% (SOFR + 0.78%), 04/01/2027(b)(c)	12,000,000	12,030,207
4.65% 04/01/2027(b)	4,000,000	4,020,037
4.37% (SOFR + 0.71%), 03/10/2028(b)(c)	8,789,000	8,792,665
Toyota Motor Credit Corp.
4.44% (SOFR + 0.77%), 08/07/2026(c)	5,000,000	5,007,131
Series B, 4.30% (SOFR + 0.65%), 03/13/2029(c)	15,000,000	15,013,406
	Principal Amount	Value
Automobile Manufacturers-(continued)
Volkswagen Group of America Finance LLC (Germany)
4.73% (SOFR + 1.06%), 08/14/2026(b)(c)	$5,000,000	$5,008,523
4.45% 09/11/2027(b)	5,600,000	5,586,457
		144,736,246
Automotive Parts & Equipment-0.64%
BMW US Capital LLC (Germany)
4.47% (SOFR + 0.80%), 08/13/2026(b)(c)	7,207,000	7,219,115
4.44% (SOFR + 0.79%), 03/17/2028(b)(c)	15,000,000	15,030,158
		22,249,273
Biotechnology-0.19%
AbbVie, Inc., 4.14% (SOFR + 0.48%), 03/03/2028(c)	6,504,000	6,515,049
Brewers-0.59%
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(b)	20,866,000	20,613,787
Broadline Retail-1.14%
Amazon.com, Inc.
4.09% (SOFR + 0.44%), 03/13/2028(c)	15,000,000	15,020,591
3.90% 11/20/2028	13,889,000	13,802,178
eBay, Inc.
1.40% 05/10/2026	5,250,000	5,245,730
4.25% 03/06/2029	5,514,000	5,491,871
		39,560,370
Commercial & Residential Mortgage Finance-0.49%
Aviation Capital Group LLC
4.75% 04/14/2027(b)	2,904,000	2,914,446
4.25% 04/30/2029(b)	1,941,000	1,914,193
Nationwide Building Society (United Kingdom), 4.72% (SOFR + 1.07%), 07/14/2029(b)(c)	12,000,000	12,035,485
		16,864,124
Construction Machinery & Heavy Transportation Equipment-0.97%
Caterpillar Financial Services Corp.
4.18% (SOFR + 0.53%), 07/07/2027(c)(d)	14,000,000	14,026,053
4.25% (SOFR + 0.58%), 11/14/2028(c)	8,999,000	9,004,303
Series K, 4.10% 08/15/2028	10,480,000	10,486,909
		33,517,265
Consumer Finance-1.09%
American Express Co., 4.26% (SOFR + 0.59%), 02/09/2029(c)	10,000,000	10,017,603
Capital One Financial Corp., 4.93%, 05/10/2028(e)	7,000,000	7,031,622
General Motors Financial Co., Inc.
5.00% 07/15/2027	4,000,000	4,024,771
4.82% (SOFR + 1.17%), 04/04/2028(c)	16,800,000	16,850,909
		37,924,905
Data Processing & Outsourced Services-0.07%
Concentrix Corp., 6.65%, 08/02/2026	2,500,000	2,509,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-19.90%
Australia and New Zealand Banking Group Ltd. (Australia), 4.25% (SOFR + 0.59%), 12/08/2028(b)(c)	$5,854,000	$5,870,926
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.54% (SOFR + 0.88%), 03/03/2029(c)	8,400,000	8,396,598
Banco Santander S.A. (Spain), 4.64% (SOFR + 0.99%), 04/15/2029(c)	11,800,000	11,806,854
Bank of America Corp.
3.71% 04/24/2028(e)	11,250,000	11,175,705
4.62% 05/09/2029(e)	4,033,000	4,043,506
Bank of Montreal (Canada), 4.81% (SOFR + 1.16%), 12/11/2026(c)	10,000,000	10,053,046
Barclays PLC (United Kingdom)
5.83% 05/09/2027(e)	12,000,000	12,002,911
6.50% 09/13/2027(e)	12,000,000	12,088,206
4.34% 01/10/2028	5,200,000	5,188,040
BNP Paribas S.A. (France), 1.90%, 09/30/2028(b)(e)	15,000,000	14,469,801
Canadian Imperial Bank of Commerce (Canada)
4.87% (SOFR + 1.22%), 10/02/2026(c)	10,000,000	10,039,427
4.58% (SOFR + 0.93%), 09/11/2027(c)	10,000,000	10,015,749
4.46% (SOFR + 0.80%), 09/08/2028(c)	10,000,000	10,016,928
4.45% (SOFR + 0.80%), 01/29/2030(c)	20,000,000	19,954,534
Citibank N.A., 5.49%, 12/04/2026	9,783,000	9,856,782
Citigroup, Inc., 4.64%, 05/07/2028(e)	12,000,000	12,024,171
Citizens Bank N.A., 4.19%, 01/29/2029(e)	8,800,000	8,740,850
Cooperatieve Rabobank U.A. (Netherlands), 4.25% (SOFR + 0.59%), 05/27/2027(c)	10,715,000	10,745,047
Credit Agricole S.A. (France)
4.86% (SOFR + 1.21%), 09/11/2028(b)(c)	6,000,000	6,032,382
4.78% (SOFR + 1.13%), 01/09/2029(b)(c)	7,000,000	7,034,010
Fifth Third Bank N.A., 4.46% (SOFR + 0.81%), 01/28/2028(c)	6,366,000	6,367,965
HSBC USA, Inc., 4.63% (SOFR + 0.97%), 06/03/2028(c)	7,826,000	7,870,942
Huntington National Bank (The), 4.37% (SOFR + 0.72%), 04/12/2028(c)	17,438,000	17,447,978
JPMorgan Chase & Co.
4.85% (SOFR + 1.20%), 01/23/2028(c)	5,556,000	5,585,278
2.95% 02/24/2028(e)	18,000,000	17,790,997
4.57% (SOFR + 0.92%), 04/22/2028(c)	10,000,000	10,040,773
3.54% 05/01/2028(e)	8,866,000	8,793,127
4.41% 04/23/2030(e)	20,000,000	19,922,711
Lloyds Banking Group PLC (United Kingdom)
5.23% (SOFR + 1.56%), 08/07/2027(c)	9,474,000	9,502,561
5.46% 01/05/2028(e)	14,500,000	14,598,490
Macquarie Bank Ltd. (Australia)
4.86% (SOFR + 1.20%), 12/07/2026(b)(c)	6,213,000	6,243,878
4.13% (SOFR + 0.48%), 02/03/2028(b)(c)	8,642,000	8,638,293
Mitsubishi Ufj Financial Group, Inc. (Japan), 5.42%, 02/22/2029(e)	8,950,000	9,090,560
	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan), 1.64%, 10/13/2027(e)	$5,553,000	$5,484,034
Mizuho Bank Ltd. (Japan), 4.45% (SOFR + 0.80%), 04/16/2029(b)(c)(d)	6,504,000	6,537,897
Mizuho Markets Cayman L.P. (Japan), 4.52% (SOFR + 0.85%), 08/14/2026(c)	10,000,000	10,016,022
Morgan Stanley Bank N.A.
4.34% (SOFR + 0.69%), 10/15/2027(c)	10,000,000	10,008,187
4.73% (SOFR + 1.08%), 01/14/2028(c)	10,000,000	10,036,207
Morgan Stanley Private Bank N.A., 4.42% (SOFR + 0.77%), 07/06/2028(c)	8,363,000	8,385,310
National Bank of Canada (Canada)
4.46% (SOFR + 0.80%), 08/20/2026(c)	10,000,000	10,000,800
4.68% (SOFR + 1.03%), 07/02/2027(c)	5,797,000	5,802,878
5.60% 07/02/2027(e)	7,000,000	7,014,219
4.17% 01/20/2029(e)	12,699,000	12,636,941
NatWest Group PLC (United Kingdom), 5.58%, 03/01/2028(e)	20,650,000	20,842,626
PNC Bank N.A.
4.54% 05/13/2027(e)	8,371,000	8,371,862
4.38% (SOFR + 0.73%), 07/21/2028(c)	3,159,000	3,161,743
PNC Financial Services Group, Inc. (The), 4.27% (SOFR + 0.62%), 01/26/2029(c)	8,163,000	8,160,038
Royal Bank of Canada (Canada)
4.60% (SOFR + 0.95%), 01/19/2027(c)	8,333,000	8,369,309
4.37% (SOFR + 0.72%), 10/18/2027(c)	15,000,000	15,019,199
4.50% 08/06/2029(e)	9,600,000	9,610,572
Santander UK Group Holdings PLC (United Kingdom), 6.53%, 01/10/2029(e)	12,500,000	12,895,983
Societe Generale S.A. (France), 5.06% (SOFR + 1.41%), 04/13/2029(b)(c)	12,000,000	12,064,945
Sumitomo Mitsui Financial Group, Inc. (Japan), 4.11%, 01/15/2029	7,305,000	7,248,086
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.20% 03/07/2027(b)	4,372,000	4,409,909
4.41% (SOFR + 0.75%), 09/11/2028(b)(c)	2,163,000	2,168,761
Svenska Handelsbanken AB (Sweden), 4.40% (SOFR + 0.74%), 05/23/2028(b)(c)	7,826,000	7,861,152
Toronto-Dominion Bank (The) (Canada)
4.65% (SOFR + 1.00%), 10/20/2026(c)	9,800,000	9,825,044
4.47% (SOFR + 0.82%), 01/31/2028(c)	10,550,000	10,595,727
4.57% (SOFR + 0.91%), 06/02/2028(c)	12,000,000	12,050,721
Truist Bank
4.42% (SOFR + 0.77%), 07/24/2028(c)	11,709,000	11,723,095
4.31% (SOFR + 0.66%), 01/27/2029(c)	20,000,000	19,998,227
U.S. Bank N.A., 4.58% (SOFR + 0.91%), 05/15/2028(c)	12,000,000	12,047,325
UBS AG (Switzerland), 4.46% (SOFR + 0.81%), 03/16/2029(c)	15,000,000	15,024,724
Wells Fargo & Co.
4.43% (SOFR + 0.78%), 01/24/2028(c)	8,953,000	8,966,909
4.72% (SOFR + 1.07%), 04/22/2028(c)	10,000,000	10,046,060
2.39% 06/02/2028(e)	12,000,000	11,744,791
4.53% (SOFR + 0.88%), 09/15/2029(c)	20,000,000	20,036,445
		689,614,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Capital Markets-0.41%
Deutsche Bank AG (Germany), 4.86% (SOFR + 1.21%), 01/10/2029(c)	$14,000,000	$14,059,422
Diversified Financial Services-0.46%
Avolon Holdings Funding Ltd. (Ireland)
2.75% 02/21/2028(b)	12,000,000	11,593,322
4.20% 04/15/2029(b)	4,369,000	4,290,572
		15,883,894
Diversified Metals & Mining-1.13%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,862,723
Glencore Funding LLC (Australia)
4.40% (SOFR + 0.75%), 10/01/2026(b)(c)	6,429,000	6,438,251
4.71% (SOFR + 1.06%), 04/04/2027(b)(c)	5,682,000	5,704,289
5.34% 04/04/2027(b)	10,000,000	10,109,449
Rio Tinto Finance (USA) PLC (Australia), 4.38%, 03/12/2027	2,089,000	2,097,113
		39,211,825
Diversified Support Services-0.24%
Element Fleet Management Corp. (Canada), 6.27%, 06/26/2026(b)	8,433,000	8,444,309
Electric Utilities-2.38%
Constellation Energy Generation LLC, 3.90%, 01/08/2028	10,000,000	9,923,771
Evergy Missouri West, Inc.
05/07/2026(b)	15,000,000	14,988,450
5.15% 12/15/2027(b)	5,191,000	5,237,101
National Rural Utilities Cooperative Finance Corp., 4.47% (SOFR + 0.82%), 09/16/2027(c)	10,000,000	10,047,932
NextEra Energy Capital Holdings, Inc.
4.45% (SOFR + 0.80%), 02/04/2028(c)	8,796,000	8,833,308
1.90% 06/15/2028	18,426,000	17,516,422
Pinnacle West Capital Corp.
4.48% (SOFR + 0.82%), 06/10/2026(c)	15,294,000	15,300,425
4.90% 05/15/2028	779,000	786,236
		82,633,645
Electronic Components-0.43%
Amphenol Corp., 4.20% (SOFR + 0.53%), 11/15/2027(c)(d)	15,000,000	14,986,831
Fertilizers & Agricultural Chemicals-0.21%
Nutrien Ltd. (Canada), 4.50%, 03/12/2027(d)	7,165,000	7,187,122
Health Care Equipment-0.43%
Abbott Laboratories, 4.16% (SOFR + 0.50%), 03/09/2029(c)(d)	15,000,000	15,024,877
Home Improvement Retail-0.13%
Home Depot, Inc. (The), 5.15%, 06/25/2026	4,505,000	4,513,766
Hotels, Resorts & Cruise Lines-0.06%
Marriott International, Inc., 4.20%, 07/15/2027	2,051,000	2,047,653
Industrial Machinery & Supplies & Components-0.44%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	15,176,000	15,303,823
	Principal Amount	Value
Integrated Telecommunication Services-1.25%
AT&T, Inc.
4.25% 03/01/2027	$20,000,000	$20,001,990
2.30% 06/01/2027	7,000,000	6,852,337
NTT Finance Corp. (Japan)
4.57% 07/16/2027(b)	6,370,000	6,389,592
4.73% (SOFR + 1.08%), 07/16/2028(b)(c)	10,000,000	10,072,795
		43,316,714
Interactive Media & Services-0.13%
Alphabet, Inc., 4.19% (SOFR + 0.52%), 11/15/2028(c)	4,364,000	4,378,340
Investment Banking & Brokerage-3.08%
Charles Schwab Corp. (The), 4.19% (SOFR + 0.52%), 05/13/2026(c)	5,251,000	5,251,513
Goldman Sachs Group, Inc. (The), 4.94%, 04/23/2028(e)	15,925,000	16,001,895
Jefferies Financial Group, Inc.
4.50% 09/15/2026(d)	25,000,000	25,016,169
4.30% 02/11/2027	18,211,000	18,217,641
Morgan Stanley
4.67% (SOFR + 1.02%), 04/13/2028(c)	10,000,000	10,037,813
5.03% (SOFR + 1.38%), 04/12/2029(c)	12,000,000	12,136,374
4.62% (SOFR + 0.97%), 04/10/2030(c)(d)	20,000,000	20,032,167
		106,693,572
Leisure Products-0.29%
Hasbro, Inc., 3.55%, 11/19/2026	10,000,000	9,969,723
Life & Health Insurance-9.63%
Athene Global Funding
4.69% (SOFR + 1.03%), 08/27/2026(b)(c)	10,000,000	10,010,721
2.95% 11/12/2026(b)	5,000,000	4,958,270
4.52% (SOFR + 0.83%), 01/07/2027(b)(c)	10,000,000	10,004,650
5.52% 03/25/2027(b)	12,711,000	12,822,826
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)	8,150,000	8,195,114
CNO Global Funding, 4.88%, 12/10/2027(b)	4,918,000	4,935,308
Corebridge Global Funding
5.75% 07/02/2026(b)	6,336,000	6,349,048
4.95% (SOFR + 1.30%), 09/25/2026(b)(c)	10,000,000	10,032,805
4.40% (SOFR + 0.75%), 01/07/2028(b)(c)	10,000,000	9,991,149
4.25% 08/21/2028(b)	3,653,000	3,633,286
Equitable America Global Funding
3.95% 09/15/2027(b)	6,263,000	6,209,062
4.30% 12/15/2028(b)	15,000,000	14,864,624
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	8,294,000	7,886,311
F&G Global Funding
5.88% 06/10/2027(b)	7,514,000	7,600,377
4.65% 09/08/2028(b)	3,402,000	3,359,489
4.98% (SOFR + 1.33%), 09/08/2028(b)(c)	4,418,000	4,431,484
4.50% 01/09/2029(b)	16,129,000	15,823,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
GA Global Funding Trust
4.40% 09/23/2027(b)	$20,700,000	$20,593,736
5.50% 01/08/2029(b)	8,072,000	8,174,979
Jackson National Life Global Funding
4.55% (SOFR + 0.89%), 06/09/2027(b)(c)	20,000,000	20,044,550
5.55% 07/02/2027(b)	6,719,000	6,791,091
4.62% (SOFR + 0.97%), 01/14/2028(b)(c)	4,000,000	4,003,153
4.60% (SOFR + 0.95%), 09/12/2028(b)(c)	3,968,000	3,963,225
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	7,383,000	7,392,712
MassMutual Global Funding II
4.42% (SOFR + 0.77%), 01/29/2027(b)(c)	10,700,000	10,738,371
4.39% (SOFR + 0.74%), 04/09/2027(b)(c)	10,000,000	10,028,673
4.33% (SOFR + 0.68%), 08/01/2028(b)(c)	6,000,000	6,005,817
Met Tower Global Funding, 4.00%, 01/14/2029(b)	11,539,000	11,413,164
New York Life Global Funding
4.32% (SOFR + 0.67%), 04/02/2027(b)(c)	15,000,000	15,033,681
4.40% 04/25/2028(b)(d)	4,434,000	4,445,170
Northwestern Mutual Global Funding, 4.32% (SOFR + 0.66%), 08/25/2028(b)(c)	8,750,000	8,764,607
Pacific Life Global Funding II
4.28% (SOFR + 0.62%), 06/04/2026(b)(c)	6,420,000	6,422,308
4.45% 05/01/2028(b)	11,321,000	11,351,757
Principal Financial Group, Inc., 4.11%, 02/15/2028(b)	3,120,000	3,093,889
Principal Life Global Funding II
5.00% 01/16/2027(b)	3,000,000	3,016,737
4.25% 08/18/2028(b)	18,717,000	18,611,551
Protective Life Global Funding, 4.50% (SOFR + 0.85%), 09/11/2028(b)(c)	12,855,000	12,890,721
		333,887,421
Movies & Entertainment-0.35%
Walt Disney Co. (The), 4.14% (SOFR + 0.47%), 03/14/2029(c)	12,000,000	11,975,385
Multi-line Insurance-0.62%
Metropolitan Life Global Funding I, 4.27% (SOFR + 0.62%), 04/13/2028(b)(c)	11,539,000	11,549,082
USAA Capital Corp., 5.25%, 06/01/2027(b)	10,000,000	10,124,293
		21,673,375
Oil & Gas Storage & Transportation-2.55%
Enbridge, Inc. (Canada)
5.90% 11/15/2026	8,300,000	8,368,169
5.25% 04/05/2027	14,666,000	14,792,755
4.60% 06/20/2028	3,485,000	3,497,655
4.20% 11/20/2028	5,769,000	5,737,532
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Energy Transfer L.P.
4.40% 03/15/2027	$20,000,000	$20,016,726
5.55% 02/15/2028	15,000,000	15,272,585
Kinder Morgan, Inc., 1.75%, 11/15/2026(d)	12,698,000	12,538,550
Spectra Energy Partners L.P., 3.38%, 10/15/2026	8,118,000	8,089,975
		88,313,947
Packaged Foods & Meats-0.22%
Mars, Inc., 4.45%, 03/01/2027(b)	7,446,000	7,473,902
Passenger Airlines-0.10%
Delta Air Lines, Inc., 4.95%, 07/10/2028	3,614,000	3,636,195
Personal Care Products-0.72%
Haleon US Capital LLC, 3.38%, 03/24/2027	25,000,000	24,796,709
Pharmaceuticals-1.47%
Eli Lilly and Co., 4.18% (SOFR + 0.53%), 10/15/2028(c)	14,000,000	14,041,585
GlaxoSmithKline Capital PLC (United Kingdom), 4.15% (SOFR + 0.50%), 03/12/2027(c)	7,912,000	7,928,315
Merck & Co., Inc., 4.22% (SOFR + 0.57%), 03/15/2029(c)	10,200,000	10,221,089
Novartis Capital Corp., 4.30% (SOFR + 0.65%), 03/16/2029(c)	8,789,000	8,840,080
Pfizer, Inc., 4.17% (SOFR + 0.50%), 11/15/2027(c)	4,039,000	4,050,699
Zoetis, Inc., 4.15%, 08/17/2028	5,769,000	5,743,797
		50,825,565
Precious Metals & Minerals-0.27%
Anglo American Capital PLC (South Africa), 4.75%, 04/10/2027(b)	9,253,000	9,288,751
Regional Banks-0.52%
Zions Bancorporation N.A.
4.70% 08/18/2028(e)	15,015,000	15,014,774
4.48% 02/09/2029(e)	2,931,000	2,916,607
		17,931,381
Self-Storage REITs-0.29%
Public Storage Operating Co., 4.35% (SOFR + 0.70%), 04/16/2027(c)	10,000,000	10,018,774
Semiconductors-0.73%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026	12,000,000	12,013,215
Intel Corp., 3.75%, 03/25/2027	13,493,000	13,443,389
		25,456,604
Soft Drinks & Non-alcoholic Beverages-0.49%
Keurig Dr Pepper, Inc.
4.25% (SOFR + 0.58%), 11/15/2026(c)	12,000,000	12,009,969
4.53% (SOFR + 0.88%), 03/15/2027(c)(d)	5,000,000	5,006,265
		17,016,234
Specialized Finance-0.47%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	16,490,000	16,253,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Systems Software-0.57%
Oracle Corp., 2.65%, 07/15/2026	$9,000,000	$8,968,239
VMware LLC, 1.40%, 08/15/2026	11,000,000	10,916,489
		19,884,728
Technology Hardware, Storage & Peripherals-1.18%
Hewlett Packard Enterprise Co.
4.05% 09/15/2027	14,000,000	13,944,424
4.63% (SOFR + 0.98%), 03/23/2028(c)	15,000,000	15,046,025
HP, Inc., 1.45%, 06/17/2026	12,000,000	11,957,052
		40,947,501
Telecom Tower REITs-1.29%
American Tower Corp.
1.45% 09/15/2026	13,000,000	12,862,486
3.38% 10/15/2026	6,165,000	6,141,625
2.75% 01/15/2027	25,917,000	25,665,236
		44,669,347
Trading Companies & Distributors-0.74%
Sumisho Air Lease Corp.
1.88% 08/15/2026	10,300,000	10,219,082
5.85% 12/15/2027	15,000,000	15,289,254
		25,508,336
Transaction & Payment Processing Services-0.65%
Fidelity National Information Services, Inc., 4.45%, 03/10/2028	15,000,000	14,961,345
Global Payments Inc., 4.55%, 03/15/2028	5,639,000	5,615,320
PayPal Holdings, Inc., 4.33% (SOFR + 0.67%), 03/06/2028(c)(d)	1,851,000	1,854,559
		22,431,224
U.S. Treasury Notes-0.71%
U.S. Treasury Notes, 3.38%, 02/29/2028	25,000,000	24,782,715
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,310,762,556)		2,312,446,295

Asset-Backed Securities-17.09%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(b)	2,357,183	2,369,908
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	432,714	424,904
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	736,287	715,081
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	6,123,122	6,139,031
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	12,063,584	12,143,003
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(c)	12,000,000	12,003,612
AutoNation Finance Trust
Series 2025-1A, Class A2, 4.72%, 04/10/2028(b)	2,419,665	2,422,343
Series 2026-1A, Class A2, 3.95%, 01/11/2029(b)	4,650,000	4,648,929
	Principal Amount	Value

Barings CLO Ltd. (Cayman Islands), Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	$12,000,000	$11,996,928
Barings Equipment Finance LLC, Series 2025-B, Class A2, 4.02%, 02/13/2029(b)	4,800,000	4,801,255
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.05% (1 mo. Term SOFR + 0.39%), 11/25/2036(c)	312,226	309,117
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	10,000,000	9,998,480
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(b)(f)	2,422,847	2,231,335
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	15,000,000	15,011,295
BofA Auto Trust
Series 2025-1A, Class A2A, 4.52%, 11/22/2027(b)	712,167	712,859
Series 2026-1A, Class A2A, 4.10%, 11/15/2028(b)	5,600,000	5,602,879
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	333,204	387,250
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.56% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	5,335,550	4,422,112
CarMax Auto Owner Trust, Series 2025-2, Class A2A, 4.59%, 07/17/2028	2,500,392	2,506,102
Carvana Auto Receivables Trust, Series 2026-P1, Class A3, 4.26%, 02/10/2031	15,000,000	14,939,349
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/2032(b)	4,115,057	4,129,269
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 4.89% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(c)	2,129,183	2,129,799
Series 2023-2A, Class A2, 4.74% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(c)	3,154,613	3,158,286
Series 2024-1A, Class A2, 4.41% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(c)	1,168,981	1,170,627
Citizens Auto Receivables Trust, Series 2024-2, Class A3, 5.33%, 08/15/2028(b)	4,193,655	4,211,177
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(b)(f)	795,839	758,178
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(b)	2,746,902	2,587,395
Series 2024-H5, Class A1, 5.85%, 08/26/2069(b)	6,235,853	6,072,545
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	$3,490,921	$3,121,096
Dell Equipment Finance Trust
Series 2024-1, Class A3, 5.39%, 03/22/2030(b)	1,313,330	1,319,906
Series 2025-1, Class A3, 4.61%, 02/24/2031(b)	2,970,000	2,985,977
Series 2025-2, Class A3, 4.12%, 03/24/2031(b)	1,750,000	1,747,801
Series 2026-1A, Class A3, 4.32%, 12/22/2031(b)	1,950,000	1,949,987
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	1,144,679	1,148,102
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	512,171	499,792
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	153,572	146,518
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(b)	2,338,156	2,358,861
Series 2024-1, Class A2, 5.23%, 03/20/2030(b)	1,143,501	1,149,725
Series 2024-3, Class A2, 5.31%, 04/20/2027(b)	1,026,399	789,696
Series 2024-4, Class A2, 4.69%, 07/20/2027(b)	2,329,867	2,089,260
Series 2025-2, Class A2, 4.51%, 02/22/2028(b)	4,072,459	3,826,402
Series 2025-4, Class A2, 4.05%, 08/20/2028(b)	5,400,000	5,397,642
Series 2026-1, Class A2, 4.00%, 10/20/2028(b)	9,375,000	9,369,804
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98%, 10/15/2029(b)	8,530,000	8,513,014
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,917,880
GCAT Trust, Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	5,957,844	5,996,110
GCRED BSL CLO 1, Series 2025-BSL1A, Class A, 4.71% (3 mo. Term SOFR + 1.05%), 01/20/2034(b)(c)	15,000,000	14,996,205
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 4.79% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	15,000,000	15,016,089
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/2027(b)	714,483	716,247
Series 2025-1, Class A2, 4.52%, 10/15/2027(b)	2,295,597	2,301,037
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	838,790	788,787
	Principal Amount	Value

Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	$3,833,951	$3,846,360
Series 2025-HE2, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	13,595,953	13,656,307
Series 2025-PJ1, Class A7, 6.00%, 06/25/2055(b)(f)	5,434,375	5,200,640
Harbor Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class AR2, 4.63% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(c)	8,038,324	8,038,444
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03%, 11/22/2032(b)	8,750,000	8,731,998
Hyundai Auto Lease Securitization Trust
Series 2024-C, Class A2B, 4.14% (30 Day Average SOFR + 0.50%), 03/15/2027(b)(c)	1,144,196	1,144,439
Series 2025-B, Class A3, 4.53%, 04/17/2028(b)	3,800,000	3,817,664
Hyundai Auto Receivables Trust, Series 2025-A, Class A2B, 3.98% (30 Day Average SOFR + 0.34%), 12/15/2027(c)	4,084,975	4,085,784
J.P. Morgan Mortgage Trust
Series 2024-INV1, Class A4, 6.00%, 04/25/2055(b)(f)	4,269,418	4,285,380
Series 2025-HE3, Class A1, 4.99% (30 Day Average SOFR + 1.35%), 03/20/2056(b)(c)	12,653,778	12,703,146
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(f)	8,354,810	8,394,517
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(b)	14,251,402	14,154,184
John Deere Owner Trust, Series 2025-A, Class A2B, 3.93% (30 Day Average SOFR + 0.29%), 03/15/2028(c)	3,015,695	3,016,440
KKR CLO 21 Ltd. (Cayman Islands), Series A, 4.94% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(c)	129,287	129,408
M&T Equipment LLC, Series 2025-1A, Class A2, 4.70%, 12/16/2027(b)	3,987,841	4,001,746
Magnetite XXXI Ltd. (Cayman Islands), Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	12,000,000	11,985,600
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	3,750,000	3,755,700
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(b)	4,190,568	4,219,457
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(b)(f)	5,822,307	5,825,882
Series 2025-DSC2, Class A1, 5.44%, 07/25/2070(b)(f)	5,611,621	5,634,656
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(f)	7,902,309	7,981,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2026-1, Class A3, 5.50%, 04/25/2056(b)(f)	$14,765,305	$14,768,915
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(b)(f)	4,411,000	4,407,713
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	868,126	820,552
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	2,277,997	2,029,346
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 09/25/2030(b)	4,350,000	4,348,182
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	6,000,000	6,002,874
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 5.27% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(c)	161,925	164,550
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	961,926	928,253
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	780,072	736,267
Nissan Auto Lease Trust, Series 2026-A, Class A2B, 4.09% (30 Day Average SOFR + 0.45%), 05/15/2028(c)	12,300,000	12,319,744
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	3,612,560	3,629,460
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(f)	4,369,097	4,388,660
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(b)	2,954,262	2,867,923
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	12,000,000	11,995,080
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(f)	2,696,709	2,727,187
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	3,637,639	3,664,750
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)	26,578	26,516
RR 16 Ltd. (Cayman Islands), Series 2021- 16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(c)	12,000,000	12,005,232
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 02/22/2028(b)	1,159,889	1,161,646
SCCU Auto Receivables Trust, Series 2026-1A, Class A2, 4.18%, 08/15/2029(b)	9,400,000	9,399,785
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2B, 4.10% (30 Day Average SOFR + 0.46%), 08/20/2029(b)(c)	13,500,000	13,511,933
SoFi Consumer Loan Program Trust, Series 2026-1, Class A, 4.06%, 12/26/2035(b)	6,044,183	6,038,421
	Principal Amount	Value

Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	$136,793	$132,201
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	869,849	843,921
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	1,030,467	928,532
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,565,892
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,084,599
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	8,565,000	8,563,672
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	4,389,774	4,395,559
USAA Auto Owner Trust, Series 2025-A, Class A3, 3.95%, 12/17/2029(b)	4,350,000	4,341,582
Verus Securitization Trust
Series 2023-7, Class A1, 7.07%, 10/25/2068(b)	4,540,759	4,573,742
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(b)	4,932,047	4,936,787
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	739,217	717,858
Volvo Financial Equipment LLC, Series 2025-1A, Class A2, 4.41%, 11/15/2027(b)	2,412,182	2,415,666
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 02/15/2028(b)	3,753,335	3,759,059
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 4.49% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(c)	2,344,618	2,350,323
Series 2024-2A, Class A2, 4.66% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(c)	3,859,722	3,879,400
Series 2025-1A, Class A1, 4.57%, 01/18/2040(b)	7,279,970	7,314,829
Series 2025-2A, Class A1, 4.41%, 05/18/2040(b)	15,000,000	15,040,812
Series 2025-3A, Class A1, 4.08%, 09/18/2040(b)	8,030,000	7,996,988
Series 2026-1A, Class A2B, 4.25% (1 mo. Term SOFR + 0.62%), 04/18/2039(b)(c)	6,000,000	6,004,479
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(c)	12,000,000	11,998,152
World Omni Auto Receivables Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	1,638,085	1,639,953
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.03% (30 Day Average SOFR + 0.39%), 12/15/2027(c)	$1,052,437	$1,052,724
Total Asset-Backed Securities (Cost $592,498,714)		592,238,070
U.S. Treasury Securities-1.39%
U.S. Treasury Bills-1.39%(g)
3.74%, 03/18/2027	25,000,000	24,208,609
3.65%, 04/15/2027	25,000,000	24,136,176
Total U.S. Treasury Securities (Cost $48,337,781)		48,344,785
	Shares
Exchange-Traded Funds-0.27%
Invesco AAA CLO Floating Rate Note ETF(d)(h)	274,672	7,020,616
Invesco Short Duration Total Return Bond ETF(d)(h)	90,000	2,250,000
Total Exchange-Traded Funds (Cost $9,322,542)		9,270,616
	Principal Amount
Commercial Paper-12.23%(g)
Alexandria Real Estate Equities, Inc., 4.16%, 05/01/2026(b)	$1,300,000	1,299,860
Bayer Corp., 4.54%, 08/03/2026(b)	12,000,000	11,870,167
Brookfield BRP Holdings Canada, Inc.
4.22%, 05/18/2026	20,500,000	20,458,871
4.24%, 05/19/2026	15,000,000	14,968,195
4.32%, 07/17/2026	6,400,000	6,343,701
Brunswick Corp., 4.35%, 05/05/2026(b)	24,000,000	23,985,420
Crown Castle, Inc.
4.26%, 05/05/2026(b)	20,000,000	19,988,158
4.23%, 05/12/2026(b)	20,000,000	19,971,542
General Motors Financial Co., Inc.
4.22%, 05/12/2026(b)	10,000,000	9,986,948
4.14%, 08/06/2026(b)	4,500,000	4,449,040
Global Payments Inc., 4.22%, 05/04/2026	21,800,000	21,789,972
HA Sustainable Infrastructure Capital, Inc., 4.15%, 05/01/2026(b)	4,500,000	4,499,476
HCA, Inc.
4.32%, 05/04/2026(b)	14,702,000	14,695,265
4.30%, 05/05/2026(b)	3,500,000	3,497,993
Intesa Sanpaolo Funding LLC, 4.04%, 10/02/2026	15,000,000	14,726,813
Keurig Dr Pepper, Inc.
4.31%, 05/04/2026(b)	20,000,000	19,990,844
4.32%, 05/21/2026(b)	9,500,000	9,476,730
MUFG Securities Canada Ltd.
4.15%, 08/05/2026(b)	6,000,000	5,937,359
4.14%, 10/01/2026(b)	14,000,000	13,766,434
Oracle Corp., 4.35%–4.38%, 07/23/2026(b)	25,000,000	24,744,732
Phillips 66
4.37%, 05/01/2026(b)	20,000,000	19,997,802
4.37%, 05/11/2026(b)	15,000,000	14,981,682
	Principal Amount	Value
4.28%, 05/14/2026(b)	$7,500,000	$7,488,351
4.38%, 06/04/2026(b)	10,000,000	9,961,192
RWE AG
4.46%, 01/21/2027(b)	20,000,000	19,368,792
4.60%, 04/19/2027(b)	20,000,000	19,141,934
Sonoco Products Co.
4.15%, 05/01/2026	4,000,000	3,999,540
4.33%, 05/07/2026	7,800,000	7,793,721
TELUS Corp.
4.15%, 06/18/2026(b)	15,000,000	14,910,875
4.43%, 08/21/2026(b)	20,000,000	19,723,444
Washington Morgan Capital Co. LLC, Series A, 4.13% (SOFR + 0.50%), 09/10/2026(b)(c)	15,000,000	15,006,630
White Plains Capital Co. LLC, 4.08%, 07/07/2026(b)	5,000,000	4,961,347
Total Commercial Paper (Cost $423,812,156)		423,782,830
Certificates of Deposit-0.88%
Diversified Banks-0.88%
Intesa Sanpaolo S.p.A. (Italy)
4.63% (SOFR + 1.00%), 10/16/2026(c)	15,500,000	15,537,301
4.34% (SOFR + 0.70%), 07/17/2026(c)	15,000,000	15,008,092
		30,545,393
Total Certificates of Deposit (Cost $30,500,000)		30,545,393
	Repurchase Amount
Repurchase Agreements-0.86%(i)
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, commercial paper, corporate obligations and U.S. Treasury obligations valued at $27,274,647; 0.00% - 9.49%; 05/12/2026 - 03/20/2066), (SOFR + 0.75%), 5.11%, 05/01/2026(j)	10,036,592	10,000,000
Nomura Securities International, Inc., joint term agreement dated 04/24/2026, aggregate maturing value of $30,003,658 (collateralized by non-agency asset-backed securities and agency and non-agency mortgage- backed securities valued at $33,000,000; 0.00% - 10.05%; 03/25/2031 - 01/25/2070), (OBFR01 + 0.75%), 4.39%, 05/01/2026(k)	10,001,219	10,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
	Repurchase Amount	Value
Santander US Capital Markets LLC, joint term agreement dated 04/20/2026, aggregate maturing value of $30,003,609 (collateralized by non-agency asset-backed securities and agency and non-agency mortgage- backed securities valued at $33,361,319; 2.38% - 14.05%; 10/25/2026 - 12/27/2060), (SOFR + 0.70%), 4.33%, 05/01/2026(k)	$10,001,203	$10,000,000
Total Repurchase Agreements (Cost $30,000,000)		30,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $3,445,233,749)		3,446,627,989
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Private Government Fund, 3.63%(h)(l)(m)	11,891,357	$11,891,357
Invesco Private Prime Fund, 3.78%(h)(l)(m)	30,900,738	30,903,828
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,795,346)		42,795,185
TOTAL INVESTMENTS IN SECURITIES-100.67% (Cost $3,488,029,095)		3,489,423,174
OTHER ASSETS LESS LIABILITIES-(0.67)%		(23,373,513)
NET ASSETS-100.00%		$3,466,049,661

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $1,572,859,676, which represented 45.38% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$7,027,483	$-	$-	$(6,867)	$-	$7,020,616	$172,068
Invesco Short Duration Total Return Bond ETF	251,081	2,012,792	-	(13,873)	-	2,250,000	47,551
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,769,608	56,952,273	(47,830,524)	-	-	11,891,357	95,188 *
Invesco Private Prime Fund	7,209,383	131,619,453	(107,921,002)	(161)	(3,845)	30,903,828	258,834 *
Total	$17,257,555	$190,584,518	$(155,751,526)	$(20,901)	$(3,845)	$52,065,801	$573,641

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2026
(Unaudited)
(i)	Principal amount equals value at period end. See Note 2L.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)
April 30, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-36.45%
Asset Management & Custody Banks-0.01%
Bank of New York Mellon Corp. (The), 4.48% (SOFR + 0.83%), 07/21/2028(b)	$125,000	$125,186
State Street Corp., 4.49% (SOFR + 0.85%), 08/03/2026(b)	75,000	75,094
		200,280
Automobile Manufacturers-3.56%
Daimler Truck Finance North America LLC (Germany)
4.61% (SOFR + 0.96%), 09/25/2027(b)(c)	4,250,000	4,262,522
4.49% (SOFR + 0.84%), 01/13/2028(b)(c)	4,000,000	4,005,638
Ford Motor Credit Co. LLC, 5.10% (SOFR + 1.45%), 11/05/2026(b)(d)	7,625,000	7,634,504
Hyundai Capital America
5.15% (SOFR + 1.50%), 01/08/2027(b)(c)(d)	4,700,000	4,726,217
4.69% (SOFR + 1.04%), 03/19/2027(b)(c)	4,000,000	4,014,395
4.64% (SOFR + 0.99%), 03/25/2027(b)(c)	5,000,000	5,016,243
4.69% (SOFR + 1.04%), 06/24/2027(b)(c)	5,225,000	5,245,383
4.57% (SOFR + 0.92%), 01/07/2028(b)(c)	3,000,000	3,005,528
Toyota Motor Credit Corp., 4.30% (SOFR + 0.65%), 03/19/2027(b)	75,000	75,216
Volkswagen Group of America Finance LLC (Germany)
4.73% (SOFR + 1.06%), 08/14/2026(b)(c)	6,700,000	6,711,421
4.71% (SOFR + 1.06%), 03/25/2027(b)(c)	8,000,000	8,029,658
		52,726,725
Automotive Parts & Equipment-0.01%
BMW US Capital LLC (Germany), 4.59% (SOFR + 0.92%), 08/13/2027(b)(c)	150,000	150,671
Commercial & Residential Mortgage Finance-0.95%
Nationwide Building Society (United Kingdom)
4.96% (SOFR + 1.29%), 02/16/2028(b)(c)	4,000,000	4,021,211
4.72% (SOFR + 1.07%), 07/14/2029(b)(c)	5,000,000	5,014,785
4.66% (SOFR + 1.01%), 09/30/2030(b)(c)	5,000,000	5,011,149
		14,047,145
Construction Machinery & Heavy Transportation Equipment-0.01%
Caterpillar Financial Services Corp., 4.19% (SOFR + 0.52%), 05/14/2027(b)	75,000	75,134
	Principal Amount	Value
Consumer Finance-2.13%
American Express Co.
4.62% (SOFR + 0.97%), 07/28/2027(b)	$4,294,000	$4,299,739
4.58% (SOFR + 0.93%), 07/26/2028(b)	4,075,000	4,094,644
General Motors Financial Co., Inc.
4.70% (SOFR + 1.04%), 02/26/2027(b)	7,597,000	7,607,746
5.02% (SOFR + 1.35%), 05/08/2027(b)	6,500,000	6,529,535
4.70% (SOFR + 1.05%), 07/15/2027(b)	4,000,000	4,002,203
4.82% (SOFR + 1.17%), 04/04/2028(b)	5,000,000	5,015,151
		31,549,018
Diversified Banks-18.39%
ABN AMRO Bank N.V. (Netherlands)
5.43% (SOFR + 1.78%), 09/18/2027(b)(c)	7,000,000	7,032,772
4.66% (SOFR + 1.00%), 12/03/2028(b)(c)	7,600,000	7,619,374
Banco Santander S.A. (Spain)
5.03% (SOFR + 1.38%), 03/14/2028(b)	1,200,000	1,206,275
4.77% (SOFR + 1.12%), 07/15/2028(b)	5,000,000	5,022,254
4.64% (SOFR + 0.99%), 04/15/2029(b)	6,200,000	6,203,602
Bank of America Corp.
4.70% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)	2,706,000	2,710,567
4.62% (SOFR + 0.97%), 07/22/2027(b)	7,114,000	7,121,748
4.70% (SOFR + 1.05%), 02/04/2028(b)	1,685,000	1,691,916
4.48% (SOFR + 0.83%), 01/24/2029(b)	200,000	200,350
4.78% (SOFR + 1.11%), 05/09/2029(b)	1,500,000	1,510,941
Series N, 4.53% (SOFR + 0.88%), 04/23/2030(b)	7,500,000	7,496,558
Bank of Montreal (Canada)
4.81% (SOFR + 1.16%), 12/11/2026(b)	3,000,000	3,015,914
4.51% (SOFR + 0.86%), 01/27/2029(b)	125,000	125,287
Bank of Nova Scotia (The) (Canada)
5.25% 06/12/2028(d)	2,500,000	2,550,862
4.56% (SOFR + 0.89%), 02/14/2029(b)	5,625,000	5,635,721
Banque Federative du Credit Mutuel S.A. (France)
4.78% (SOFR + 1.13%), 01/23/2027(b)(c)	75,000	75,366
4.88% (SOFR + 1.23%), 01/22/2030(b)(c)	5,000,000	5,044,987
Barclays PLC (United Kingdom)
5.53% (SOFR + 1.88%), 09/13/2027(b)(d)	2,750,000	2,764,635
5.14% (SOFR + 1.49%), 03/12/2028(b)	6,500,000	6,544,757
BNP Paribas S.A. (France), 5.10% (SOFR + 1.43%), 05/09/2029(b)(c)	6,250,000	6,294,528
BPCE S.A. (France), 5.63% (SOFR + 1.98%), 10/19/2027(b)(c)	6,250,000	6,291,829
Canadian Imperial Bank of Commerce (Canada)
4.59% (SOFR + 0.94%), 06/28/2027(b)	250,000	251,306
4.37% (SOFR + 0.72%), 01/13/2028(b)	5,000,000	5,007,223
4.68% (SOFR + 1.03%), 03/30/2029(b)(d)	4,000,000	4,021,159
Citibank N.A., 4.72% (SOFR + 1.06%), 12/04/2026(b)	75,000	75,296
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
4.43% (SOFR + 0.77%), 06/09/2027(b)	$975,000	$975,543
4.94% (SOFR + 1.28%), 02/24/2028(b)	6,077,000	6,109,740
4.53% (SOFR + 0.87%), 03/04/2029(b)	3,274,000	3,278,773
5.13% (SOFR + 1.46%), 05/07/2031(b)	8,990,000	9,144,012
Credit Agricole S.A. (France), 4.86% (SOFR + 1.21%), 09/11/2028(b)(c)	75,000	75,405
Fifth Third Bank N.A., 4.46% (SOFR + 0.81%), 01/28/2028(b)	2,634,000	2,634,813
HSBC Holdings PLC (United Kingdom)
5.24% (SOFR + 1.57%), 08/14/2027(b)	2,500,000	2,507,209
4.69% (SOFR + 1.03%), 03/03/2029(b)(d)	3,636,000	3,647,657
4.96% (SOFR + 1.29%), 11/19/2030(b)(d)	5,000,000	5,050,222
4.87% (SOFR + 1.21%), 03/10/2032(b)(d)	7,500,000	7,527,773
Huntington National Bank (The), 4.37% (SOFR + 0.72%), 04/12/2028(b)	3,103,000	3,104,776
ING Groep N.V. (Netherlands)
5.21% (SOFR + 1.56%), 09/11/2027(b)	6,575,000	6,598,844
4.66% (SOFR + 1.01%), 03/25/2029(b)	5,000,000	5,016,059
JPMorgan Chase & Co.
4.85% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,675,785
4.84% (SOFR + 1.18%), 02/24/2028(b)	3,500,000	3,520,316
4.57% (SOFR + 0.92%), 04/22/2028(b)	7,500,000	7,530,580
4.58% (SOFR + 0.93%), 07/22/2028(b)	5,000,000	5,016,481
4.45% (SOFR + 0.80%), 01/24/2029(b)	5,200,000	5,212,818
Lloyds Banking Group PLC (United Kingdom)
5.23% (SOFR + 1.56%), 08/07/2027(b)	3,158,000	3,167,520
5.23% (SOFR + 1.58%), 01/05/2028(b)	4,575,000	4,606,668
4.72% (SOFR + 1.06%), 11/26/2028(b)	125,000	125,654
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.13% (SOFR + 1.48%), 04/24/2031(b)(d)	3,625,000	3,703,689
Mizuho Financial Group, Inc. (Japan), 4.75% (SOFR + 1.08%), 05/13/2031(b)(d)	5,000,000	5,023,156
Morgan Stanley Bank N.A.
4.81% (SOFR + 1.17%), 10/30/2026(b)	175,000	175,644
4.73% (SOFR + 1.08%), 01/14/2028(b)	250,000	250,905
4.52% (SOFR + 0.87%), 05/26/2028(b)	3,200,000	3,205,617
4.59% (SOFR + 0.94%), 07/14/2028(b)	5,000,000	5,015,833
NatWest Group PLC (United Kingdom), 4.97% (SOFR + 1.30%), 11/15/2028(b)	3,500,000	3,530,727
Royal Bank of Canada (Canada), 4.51% (SOFR + 0.86%), 10/18/2028(b)	200,000	200,282
Skandinaviska Enskilda Banken AB (Sweden), 4.72% (SOFR + 1.06%), 09/03/2030(b)(c)	7,500,000	7,525,535
	Principal Amount	Value
Diversified Banks-(continued)
Societe Generale S.A. (France)
4.76% (SOFR + 1.10%), 02/19/2027(b)(c)	$2,000,000	$2,009,588
5.31% (SOFR + 1.66%), 01/19/2028(b)(c)	5,575,000	5,618,114
5.08% (SOFR + 1.42%), 05/22/2029(b)(c)	4,000,000	4,022,489
4.75% (SOFR + 1.10%), 04/12/2030(b)(c)	3,000,000	3,003,657
Standard Chartered Bank (United Kingdom), 4.30% (SOFR + 0.65%), 10/08/2026(b)	3,000,000	3,002,867
Standard Chartered PLC (United Kingdom)
5.70% (SOFR + 2.03%), 02/08/2028(b)(c)	4,000,000	4,041,824
4.84% (SOFR + 1.17%), 05/14/2028(b)(c)	4,000,000	4,020,404
4.89% (SOFR + 1.24%), 01/21/2029(b)(c)	3,500,000	3,514,777
Sumitomo Mitsui Trust Bank Ltd. (Japan), 4.64% (SOFR + 0.98%), 09/10/2027(b)(c)	125,000	125,843
Svenska Handelsbanken AB (Sweden), 4.32% (SOFR + 0.66%), 05/28/2027(b)(c)	5,475,000	5,486,877
Toronto-Dominion Bank (The) (Canada), 4.73% (SOFR + 1.08%), 07/17/2026(b)	1,914,000	1,917,510
U.S. Bank N.A., 4.58% (SOFR + 0.91%), 05/15/2028(b)	7,500,000	7,529,578
USB Realty Corp., 5.08% (3 mo. Term SOFR + 1.41%)(b)(c)(d)(e)	1,100,000	1,000,823
Wells Fargo & Co.
4.43% (SOFR + 0.78%), 01/24/2028(b)	5,596,000	5,604,694
4.72% (SOFR + 1.07%), 04/22/2028(b)	7,075,000	7,107,587
5.02% (SOFR + 1.37%), 04/23/2029(b)(d)	3,750,000	3,796,085
		272,475,980
Diversified Capital Markets-1.13%
Deutsche Bank AG (Germany)
4.88% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,056,927
4.86% (SOFR + 1.21%), 01/10/2029(b)	6,597,000	6,625,001
4.95% (SOFR + 1.30%), 08/04/2031(b)(d)	6,000,000	6,001,843
Macquarie Group Ltd. (Australia), 4.57% (SOFR + 0.92%), 09/23/2027(b)(c)	75,000	75,141
		16,758,912
Diversified Financial Services-0.11%
LPL Holdings, Inc., 4.90%, 04/03/2028	1,629,000	1,634,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Diversified Metals & Mining-0.82%
Glencore Funding LLC (Australia)
4.40% (SOFR + 0.75%), 10/01/2026(b)(c)	$3,214,000	$3,218,625
4.71% (SOFR + 1.06%), 04/04/2027(b)(c)(d)	6,223,000	6,247,412
Rio Tinto Finance (USA) PLC (Australia), 4.49% (SOFR + 0.84%), 03/14/2028(b)(d)	2,716,000	2,726,095
		12,192,132
Electric Utilities-0.96%
Consolidated Edison Co. of New York, Inc., 4.19% (SOFR + 0.52%), 11/18/2027(b)	1,324,000	1,323,100
Georgia Power Co., 3.93% (SOFR + 0.28%), 09/15/2026(b)(d)	3,679,000	3,675,365
National Rural Utilities Cooperative Finance Corp.
4.45% (SOFR + 0.80%), 02/05/2027(b)	5,000,000	5,011,964
4.47% (SOFR + 0.82%), 09/16/2027(b)	4,000,000	4,019,173
Pinnacle West Capital Corp., 4.48% (SOFR + 0.82%), 06/10/2026(b)	200,000	200,084
		14,229,686
Integrated Telecommunication Services-0.16%
NTT Finance Corp. (Japan), 4.73% (SOFR + 1.08%), 07/16/2028(b)(c)	2,333,000	2,349,983
Investment Banking & Brokerage-1.74%
Goldman Sachs Group, Inc. (The)
4.48% (SOFR + 0.82%), 09/10/2027(b)	3,500,000	3,503,109
4.57% (SOFR + 0.92%), 10/21/2027(b)	125,000	125,233
5.68% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,228,568
5.50% (SOFR + 1.85%), 03/15/2028(b)	3,500,000	3,536,059
4.94% (SOFR + 1.29%), 04/23/2028(b)	1,308,000	1,316,543
Morgan Stanley
4.67% (SOFR + 1.02%), 04/13/2028(b)	7,500,000	7,528,360
5.03% (SOFR + 1.38%), 04/12/2029(b)	3,500,000	3,539,776
NatWest Markets PLC (United Kingdom), 4.58% (SOFR + 0.93%), 03/27/2029(b)(c)	5,000,000	5,024,149
		25,801,797
Life & Health Insurance-4.77%
Athene Global Funding
4.52% (SOFR + 0.85%), 05/08/2026(b)(c)	6,775,000	6,775,723
4.69% (SOFR + 1.03%), 08/27/2026(b)(c)	6,000,000	6,006,432
4.86% (SOFR + 1.21%), 03/25/2027(b)(c)	5,000,000	5,013,980
4.60% (SOFR + 0.95%), 04/19/2027(b)(c)	7,500,000	7,516,476
4.61% (SOFR + 0.95%), 03/06/2028(b)(c)	3,000,000	2,995,418
4.65% (SOFR + 1.00%), 09/18/2028(b)(c)(d)	8,000,000	7,944,735
	Principal Amount	Value
Life & Health Insurance-(continued)
Corebridge Global Funding
4.95% (SOFR + 1.30%), 09/25/2026(b)(c)	$4,320,000	$4,334,172
4.40% (SOFR + 0.75%), 01/07/2028(b)(c)	7,000,000	6,993,805
4.51% (SOFR + 0.86%), 12/15/2028(b)(c)	5,000,000	4,998,790
F&G Global Funding, 4.98% (SOFR + 1.33%), 09/08/2028(b)(c)	7,250,000	7,272,127
Jackson National Life Global Funding, 4.62% (SOFR + 0.97%), 01/14/2028(b)(c)	5,000,000	5,003,942
MassMutual Global Funding II
4.42% (SOFR + 0.77%), 01/29/2027(b)(c)	1,000,000	1,003,586
4.39% (SOFR + 0.74%), 04/09/2027(b)(c)	2,500,000	2,507,168
Pacific Life Global Funding II, 4.70% (SOFR + 1.05%), 07/28/2026(b)(c)	2,265,000	2,270,354
		70,636,708
Regional Banks-0.51%
Santander Holdings USA, Inc., 5.26% (SOFR + 1.61%), 03/20/2029(b)	7,500,000	7,577,317
Soft Drinks & Non-alcoholic Beverages-0.74%
Keurig Dr Pepper, Inc.
4.25% (SOFR + 0.58%), 11/15/2026(b)	6,000,000	6,004,985
4.53% (SOFR + 0.88%), 03/15/2027(b)(d)	5,000,000	5,006,265
		11,011,250
Technology Hardware, Storage & Peripherals-0.41%
Hewlett Packard Enterprise Co., 4.63% (SOFR + 0.98%), 03/23/2028(b)	6,000,000	6,018,410
Transaction & Payment Processing Services-0.04%
PayPal Holdings, Inc., 4.33% (SOFR + 0.67%), 03/06/2028(b)(d)	500,000	500,961
Total U.S. Dollar Denominated Bonds & Notes (Cost $538,009,348)		539,936,289

Agency Credit Risk Transfer Notes-23.03%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M2, 5.30% (30 Day Average SOFR + 1.65%), 12/25/2041(b)(c)(f)	9,942,468	9,982,651
Series 2022-R01, Class 1M1, 4.65% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(f)	236,047	235,969
Series 2022-R02, Class 2M2, 6.65% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(f)	3,803,954	3,852,362
Series 2022-R03, Class 1M2, 7.15% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(f)	7,350,000	7,510,854
Series 2022-R04, Class 1M2, 6.75% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(f)	4,510,000	4,587,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2022-R05, Class 2M1, 5.55% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(c)(f)	$119,601	$119,640
Series 2022-R05, Class 2M2, 6.65% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(f)	8,733,000	8,869,561
Series 2022-R06, Class 1M1, 6.40% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(f)	4,599,364	4,670,378
Series 2022-R07, Class 1M1, 6.60% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(f)	820,020	832,001
Series 2022-R09, Class 2M1, 6.15% (30 Day Average SOFR + 2.50%), 09/25/2042(b)(c)(f)	7,370,659	7,429,065
Series 2023-R01, Class 1M2, 7.40% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(f)	1,225,000	1,276,185
Series 2023-R02, Class 1M2, 7.00% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(f)	700,000	724,625
Series 2023-R03, Class 2M1, 6.15% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(c)(f)	8,553,396	8,612,483
Series 2023-R03, Class 2M2, 7.55% (30 Day Average SOFR + 3.90%), 04/25/2043(b)(c)(f)	4,046,476	4,231,885
Series 2023-R04, Class 1M1, 5.95% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(c)(f)	8,548,014	8,676,608
Series 2023-R04, Class 1M2, 7.20% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(c)(f)	4,000,000	4,169,281
Series 2023-R05, Class 1M1, 5.55% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(c)(f)	680,037	684,002
Series 2023-R05, Class 1M2, 6.75% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(c)(f)	1,100,000	1,137,465
Series 2023-R06, Class 1M1, 5.35% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(c)(f)	923,697	925,900
Series 2023-R06, Class 1M2, 6.35% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(c)(f)	5,180,000	5,310,837
Series 2023-R07, Class 2M1, 5.60% (30 Day Average SOFR + 1.95%), 09/25/2043(b)(c)(f)	4,639,603	4,648,889
Series 2023-R07, Class 2M2, 6.90% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(c)(f)	2,500,000	2,570,739
Series 2023-R08, Class 1M1, 5.15% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(c)(f)	1,883,842	1,885,956
Series 2024-R02, Class 1M2, 5.45% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(c)(f)	5,521,440	5,561,944
Series 2024-R03, Class 2M1, 4.80% (30 Day Average SOFR + 1.15%), 03/25/2044(b)(c)(f)	1,611,808	1,612,083
	Principal Amount	Value

Series 2024-R03, Class 2M2, 5.60% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(c)(f)	$9,173,000	$9,265,541
Series 2024-R04, Class 1M1, 4.75% (30 Day Average SOFR + 1.10%), 05/25/2044(b)(c)(f)	280,100	280,123
Series 2024-R04, Class 1M2, 5.30% (30 Day Average SOFR + 1.65%), 05/25/2044(b)(c)(f)	4,628,000	4,644,172
Series 2024-R05, Class 2M2, 5.35% (30 Day Average SOFR + 1.70%), 07/25/2044(b)(c)(f)	9,972,061	10,012,762
Series 2025-R01, Class 1A1, 4.60% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(f)	7,619,153	7,626,958
Series 2025-R02, Class 1M1, 4.80% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(f)	2,386,474	2,387,963
Series 2025-R03, Class 2M1, 5.25% (30 Day Average SOFR + 1.60%), 03/25/2045(b)(c)(f)	3,452,444	3,460,130
Series 2025-R03, Class 2M2, 5.90% (30 Day Average SOFR + 2.25%), 03/25/2045(b)(c)(f)	1,000,000	1,012,908
Series 2025-R04, Class 1M1, 4.85% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(f)	6,304,105	6,310,867
Series 2025-R05, Class 2A1, 4.65% (30 Day Average SOFR + 1.00%), 07/25/2045(b)(c)(f)	2,510,657	2,516,895
Series 2025-R05, Class 2M1, 4.85% (30 Day Average SOFR + 1.20%), 07/25/2045(b)(c)(f)	8,445,353	8,454,536
Series 2025-R06, Class 1A1, 4.55% (30 Day Average SOFR + 0.90%), 09/25/2045(b)(c)(f)	3,972,068	3,976,436
Series 2025-R06, Class 1M1, 4.60% (30 Day Average SOFR + 0.95%), 09/25/2045(b)(c)(f)	4,023,330	4,025,169
Series 2026-R01, Class 2M1, 4.65% (30 Day Average SOFR + 1.00%), 01/25/2046(b)(c)(f)	8,727,333	8,732,811
Series 2026-R02, Class 1M1, 4.70% (30 Day Average SOFR + 1.05%), 02/25/2046(b)(c)(f)	6,553,392	6,557,337
Series 2026-R03, Class 2M1, 4.89% (30 Day Average SOFR + 1.25%), 04/25/2046(b)(c)(f)	10,500,000	10,559,095
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 5.30% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(g)	737,691	739,603
Series 2021-DNA6, Class M2, STACR®, 5.15% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(g)	4,073,195	4,082,732
Series 2021-DNA7, Class M2, STACR®, 5.45% (30 Day Average SOFR + 1.80%), 11/25/2041(b)(c)(g)	1,910,527	1,920,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2021-HQA3, Class M1, STACR®, 4.50% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(c)(g)	$4,258,334	$4,251,290
Series 2022-DNA2, Class M1A, STACR®, 4.95% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(g)	578,350	578,569
Series 2022-DNA3, Class M1B, STACR®, 6.55% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(g)	9,343,000	9,507,205
Series 2022-DNA4, Class M1, STACR®, 7.00% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(c)(g)	2,500,000	2,557,469
Series 2022-DNA4, Class M1A, STACR®, 5.85% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(c)(g)	2,273,801	2,288,418
Series 2022-DNA5, Class M1A, STACR®, 6.60% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(g)	4,295,598	4,348,473
Series 2022-DNA6, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)(g)	566,758	568,040
Series 2022-DNA6, Class M1, STACR®, 7.35% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(c)(g)	2,750,000	2,843,691
Series 2022-HQA1, Class M1A, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(g)	1,992,989	1,994,273
Series 2023-DNA1, Class M1, STACR®, 6.75% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(g)	7,125,000	7,369,436
Series 2023-DNA1, Class M1, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(g)	7,440,612	7,528,879
Series 2023-DNA2, Class M1, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(c)(g)	7,020,826	7,111,268
Series 2023-DNA2, Class M1, STACR®, 6.90% (30 Day Average SOFR + 3.25%), 04/25/2043(b)(c)(g)	2,700,000	2,807,513
Series 2023-HQA1, Class M1, STACR®, 5.65% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(c)(g)	2,261,038	2,276,837
Series 2023-HQA2, Class M1, STACR®, 5.65% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(c)(g)	214,769	214,989
Series 2023-HQA2, Class M1, STACR®, 7.00% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(c)(g)	2,500,000	2,567,298
Series 2023-HQA3, Class A1, STACR®, 5.50% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(g)	6,897,567	6,940,376
Series 2023-HQA3, Class M2, STACR®, 5.50% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(g)	7,526,092	7,569,637
Series 2023-HQA3, Class M2, STACR®, 7.00% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(c)(g)	6,000,000	6,238,944
Series 2024-DNA1, Class A1, STACR®, 5.00% (30 Day Average SOFR + 1.35%), 02/25/2044(b)(c)(g)	922,074	926,432
	Principal Amount	Value

Series 2024-DNA2, Class A1, STACR®, 4.90% (30 Day Average SOFR + 1.25%), 05/25/2044(b)(c)(g)	$9,599,276	$9,642,394
Series 2024-DNA2, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(c)(g)	3,642,200	3,644,818
Series 2024-DNA3, Class A1, STACR®, 4.70% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(c)(g)	556,250	557,525
Series 2024-DNA3, Class M2, STACR®, 5.10% (30 Day Average SOFR + 1.45%), 10/25/2044(b)(c)(g)	301,872	301,979
Series 2024-HQA1, Class A1, STACR®, 4.90% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(g)	8,695,209	8,728,587
Series 2024-HQA1, Class M1, STACR®, 4.90% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(g)	897,170	897,705
Series 2024-HQA1, Class M2, STACR®, 5.65% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(c)(g)	3,000,000	3,023,198
Series 2024-HQA2, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(c)(g)	6,147,529	6,153,148
Series 2025-DNA1, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(g)	1,225,000	1,226,338
Series 2025-DNA2, Class A1, STACR®, 4.75% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(c)(g)	904,750	908,155
Series 2025-DNA2, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(g)	1,224,039	1,224,611
Series 2025-DNA4, Class A1, STACR®, 4.55% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)(g)	1,964,625	1,966,356
Series 2025-DNA4, Class M1, STACR®, 4.75% (30 Day Average SOFR + 1.10%), 10/25/2045(b)(c)(g)	2,284,493	2,286,635
Series 2025-HQA1, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.95%), 02/25/2045(b)(c)(g)	8,323,125	8,336,705
Series 2025-HQA1, Class M1, STACR®, 4.80% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(g)	5,279,654	5,282,788
Series 2026-DNA2, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(c)(g)	9,832,890	9,851,840
Total Agency Credit Risk Transfer Notes (Cost $340,518,120)		341,207,036
U.S. Treasury Securities-16.99%
U.S. Treasury Floating Rate Notes-16.99%
3.74% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2027(b)	83,100,000	83,127,997
3.80% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 04/30/2027(b)	42,100,000	42,147,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
U.S. Treasury Floating Rate Notes-(continued)
3.80% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 07/31/2027(b)	$40,000,000	$40,040,617
3.83% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%), 10/31/2027(b)	69,250,000	69,361,588
3.74% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2028(b)	17,000,000	17,002,662
Total U.S. Treasury Securities (Cost $251,449,083)		251,680,632

Asset-Backed Securities-15.81%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	2,572	2,563
Angel Oak Mortgage Trust
Series 2025-5, Class A1, 5.57%, 04/25/2070(c)	3,106,310	3,125,346
Series 2025-HB1, Class A1, 5.45% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	1,118,915	1,125,147
Arby’s Funding LLC, Series 2020-1A, Class A2, 3.24%, 07/30/2050(c)	1,724,625	1,664,781
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 5.08% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	153,767
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 5.60%, 10/25/2033(h)	53,498	52,177
Series 2003-8, Class 4A1, 6.18%, 01/25/2034(h)	88,003	85,442
BRAVO Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(c)	4,274,087	4,300,784
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, 5.02% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(c)	2,941,001	2,941,536
BX Trust
Series 2021-BXMF, Class A, 4.41% (1 mo. Term SOFR + 0.75%), 10/15/2026(b)(c)	7,162,257	7,160,710
Series 2021-LGCY, Class B, 4.62% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(c)	3,630,000	3,629,291
Series 2024-VLT4, Class A, 5.15% (1 mo. Term SOFR + 1.49%), 06/15/2041(b)(c)	5,000,000	4,787,976
Series 2025-VOLT, Class B, 5.75% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	5,540,000	5,544,873
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 08/15/2029	2,000,000	2,029,926
Carmax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 01/15/2030	1,400,000	1,425,069
	Principal Amount	Value

Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 4.90% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(c)	$1,954,016	$1,953,644
Series 2024-7, Class A11, 4.95% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(c)	2,456,960	2,457,947
Series 2025-1, Class A11, 4.85% (30 Day Average SOFR + 1.20%), 11/25/2055(b)(c)	3,727,921	3,738,098
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 5.00% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(c)	2,493,247	2,495,946
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/2045(c)	1,789,490	1,682,485
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 4.42% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(c)	61,754	61,127
Series 2018-AGS, Class A2, 4.27% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(c)	131,859	130,859
Series 2018-CGS, Class A2, 4.57% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(c)	278,894	276,987
CONE Trust, Series 2024-DFW1, Class A, 5.30% (1 mo. Term SOFR + 1.64%), 08/15/2041(b)(c)	6,370,000	6,372,428
CPS Auto Receivables Trust
Series 2023-D, Class C, 7.17%, 01/15/2030(c)	2,898,154	2,921,767
Series 2024-D, Class C, 4.76%, 01/15/2031(c)	1,558,000	1,560,800
Cross Mortgage Trust, Series 2024-H7, Class A1, 5.59%, 11/25/2069(c)(h)	3,517,123	3,536,565
Edsouth Indenture No. 9 LLC, Series 2015- 1, Class A, 4.56% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(c)	203,725	203,235
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,037,059
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, 4.89% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(c)	2,500,000	2,500,898
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 4.79% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	4,000,000	4,004,290
GS Mortgage-Backed Securities Trust
Series 2024-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.60%), 08/25/2054(b)(c)	825,832	828,422
Series 2024-HE2, Class A1, 5.15% (30 Day Average SOFR + 1.50%), 01/25/2055(b)(c)	4,076,354	4,085,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	$2,393,640	$2,401,388
Series 2025-HE2, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	7,455,845	7,488,943
Hertz Vehicle Financing III L.P., Series 2021-2A, Class C, 2.52%, 12/27/2027(c)	2,170,000	2,146,630
Hotwire Funding LLC, Series 2021-1, Class B, 2.66%, 11/20/2051(c)	3,000,000	2,963,429
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(c)	1,500,000	1,503,522
J.P. Morgan Mortgage Trust
Series 2024-11, Class A11, 4.90% (30 Day Average SOFR + 1.25%), 04/25/2055(b)(c)	1,720,686	1,726,712
Series 2024-9, Class A11, 5.00% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(c)	1,215,353	1,219,027
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 5.16% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(c)	2,385,000	1,282,009
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 4.67% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	35,554	35,024
Series 2019-INV2, Class A1, 4.67% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(c)	142,298	140,022
Series 2019-INV3, Class A11, 4.77% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(c)	59,074	58,375
Series 2020-8, Class A11, 4.56% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	163,396	154,559
Series 2020-LTV1, Class A11, 4.79% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(c)	755	755
Series 2021-1, Class A11, 4.31% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	516,972	480,855
Series 2024-5, Class A11, 4.90% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(c)	2,722,201	2,720,863
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 5.25% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(c)	5,000,000	4,936,236
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 4.61% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	2,495,024	2,337,676
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.41% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	9,270	9,147
Series 2005-A2, Class A5, 5.12%, 02/25/2035(h)	29,985	28,871
	Principal Amount	Value

MHP, Series 2021-STOR, Class C, 4.82% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(c)	$4,353,000	$4,351,818
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 4.67% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	2,500,000	2,499,214
Mission Lane Credit Card Master Trust
Series 2024-B, Class A, 5.88%, 01/15/2030(c)	3,750,000	3,759,125
Series 2026-A, Class A, 4.95%, 07/15/2032(c)	5,380,000	5,385,044
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 5.00% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(c)	1,613,633	1,616,782
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 4.82% (1 mo. Term SOFR + 1.16%), 12/15/2059(b)(c)	1,208,036	1,209,398
Navient Student Loan Trust
Series 2021-1A, Class A1B, 4.36% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(c)	3,538,582	3,502,620
Series 2021-2A, Class A1B, 4.31% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(c)	944,563	936,746
Nelnet Student Loan Trust
Series 2014-3A, Class A, 4.34% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(c)	453,535	449,822
Series 2020-5A, Class A, 4.65% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(c)	2,725,499	2,732,331
Series 2021-A, Class A2, 4.81% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(c)	5,625,000	5,633,086
Series 2025-AA, Class A1B, 4.74% (30 Day Average SOFR + 1.10%), 03/15/2057(b)(c)	1,993,221	1,980,752
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 4.54% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(c)	4,000,000	4,015,937
OBX Trust
Series 2019-EXP2, Class 2A2, 4.99% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(c)	73,066	72,644
Series 2019-INV2, Class A11, 4.74% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(c)	2,218,675	2,189,350
Series 2020-EXP1, Class 2A2, 4.72% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(c)	154,617	153,696
Series 2020-EXP3, Class 2A2, 4.97% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(c)	138,658	138,816
Series 2020-INV1, Class A11, 4.69% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	153,618	150,483
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(c)	481,670	484,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value

Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.60%), 02/25/2055(b)(c)	$2,013,186	$2,023,171
Series 2025-HE2, Class A1, 5.10% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	7,297,623	7,334,600
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.14% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(c)	9,000,000	9,056,145
Rate Mortgage Trust, Series 2025-J3, Class A27, 5.20% (30 Day Average SOFR + 1.55%), 11/25/2055(b)(c)	4,636,305	4,667,787
SHRN Trust, Series 2025-MF18, Class A, 4.85% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	1,460,000	1,459,963
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 4.77% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(c)	645,721	646,320
Series 2020-A, Class A2B, 4.60% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(c)	456,334	456,287
Series 2021-A, Class A2A2, 4.52% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(c)	1,948,568	1,934,415
Series 2022-B, Class A1B, 5.09% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(c)	2,046,601	2,067,116
Series 2022-C, Class A1B, 5.49% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	2,452,054	2,492,262
Series 2023-A, Class A1B, 5.14% (30 Day Average SOFR + 1.50%), 01/15/2053(b)(c)	2,399,473	2,418,579
Series 2023-C, Class A1B, 5.19% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(c)	1,120,568	1,132,875
Series 2024-A, Class A1B, 5.09% (30 Day Average SOFR + 1.45%), 03/15/2056(b)(c)	7,642,934	7,702,746
Series 2024-D, Class A1B, 4.74% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(c)	3,070,537	3,068,869
Series 2024-F, Class A1B, 4.64% (30 Day Average SOFR + 1.00%), 03/16/2054(b)(c)	5,842,102	5,829,687
SMRT, Series 2022-MINI, Class B, 5.01% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(c)	4,655,000	4,651,830
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	2,655,483	2,633,292
SREIT Trust
Series 2021-MFP2, Class A, 4.59% (1 mo. Term SOFR + 0.94%), 11/15/2036(b)(c)	1,530,000	1,529,725
Series 2021-MFP2, Class B, 4.94% (1 mo. Term SOFR + 1.29%), 11/15/2036(b)(c)	718,000	717,904
	Principal Amount	Value

Series 2021-PALM, Class A, 4.36% (1 mo. Term SOFR + 0.70%), 10/15/2034(b)(c)	$3,015,000	$3,014,885
Series 2021-PALM, Class B, 4.58% (1 mo. Term SOFR + 0.92%), 10/15/2034(b)(c)	1,110,000	1,110,025
Series 2021-PALM, Class C, 4.73% (1 mo. Term SOFR + 1.07%), 10/15/2034(b)(c)	1,317,000	1,317,093
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, STACR®, 4.65% (30 Day Average SOFR + 1.00%), 02/25/2046(b)(c)(g)	7,862,914	7,860,276
Textainer Marine Containers VII Ltd. (China), Series 2020-1A, Class A, 2.73%, 08/21/2045(c)	1,336,665	1,289,602
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(h)	33,794	32,341
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(c)	3,000,000	3,029,092
Total Asset-Backed Securities (Cost $237,719,940)		234,250,481
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.03%
Collateralized Mortgage Obligations-6.25%
Fannie Mae REMICs
4.10%, 01/25/45 to 12/25/47(b)	405,261	397,304
4.26%, 05/25/2046(b)	160,825	158,852
4.08%, 09/25/2047(b)	359,634	355,131
4.75%, 07/25/54 to 02/25/55(b)	7,424,339	7,495,287
4.85%, 07/25/54 to 09/25/54(b)	9,082,742	9,179,735
4.80%, 10/25/54 to 01/25/55(b)	8,744,725	8,832,406
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 4.16%, 12/25/2032(b)	732,361	733,203
Series KF158, Class AS, 4.37%, 07/25/2033(b)	4,054,812	4,063,065
Series KF65, Class A, 4.29%, 07/25/2029(b)	1,099,843	1,099,442
Series KF81, Class AS, 4.05%, 06/25/2027(b)	514,072	513,514
Freddie Mac REMICs
4.13%, 09/15/2038(b)	293,628	290,145
4.23%, 09/15/2040(b)	269,400	266,903
4.25%, 06/15/2041(b)	104,214	103,545
4.10%, 08/15/2043(b)	341,176	335,819
4.10%, 01/15/2048(b)	1,949,036	1,903,518
4.75%, 07/25/2054(b)	5,413,715	5,460,891
4.70%, 10/25/2054(b)	6,137,898	6,187,815
4.80%, 11/25/54 to 11/25/54(b)	12,388,916	12,481,956
4.55%, 02/25/2055(b)	3,271,024	3,283,322
4.85%, 04/25/2055(b)	4,657,996	4,707,650
5.15%, 04/25/2055(b)	6,806,910	6,861,574
4.95%, 11/25/55 to 11/25/55(b)	17,865,242	17,958,749
		92,669,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-0.47%
ARM, 5.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.55%), 06/01/2037(b)	$100,750	$103,180
ARM, 6.35% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 11/01/2038(b)	164,667	170,469
ARM, 6.18% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(b)	133,652	139,599
ARM, 6.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(b)	2,162,073	2,261,490
ARM, 5.83% (1 yr. U.S. Treasury Yield Curve Rate + 2.17%), 11/01/2048(b)	2,066,690	2,155,413
ARM, 6.18% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	2,022,903	2,101,029
		6,931,180
Federal National Mortgage Association (FNMA)-0.16%
ARM, 5.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	37,334	38,180
ARM, 5.78% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	22,313	23,060
ARM, 6.29% (1 yr. U.S. Treasury Yield Curve Rate + 2.42%), 07/01/2035(b)	355,657	368,875
ARM, 6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.66%), 10/01/2036(b)	73,725	75,834
ARM, 6.00% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	119,141	122,362
ARM, 5.87% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 11/01/2037(b)	38,316	39,091
ARM, 6.07% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	1,612,551	1,677,894
		2,345,296
	Principal Amount	Value
Government National Mortgage Association (GNMA)-0.15%
ARM, 5.21% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(b)	$2,165,546	$2,209,611
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $103,253,082)		104,155,913
	Shares
Money Market Funds-1.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(i)(j) (Cost $27,523,618)	27,523,618	27,523,618
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.17% (Cost $1,498,473,191)		1,498,753,969
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 3.63%(i)(j)(k)	4,671,205	4,671,205
Invesco Private Prime Fund, 3.78%(i)(j)(k)	12,165,206	12,166,423
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,837,739)		16,837,628
TOTAL INVESTMENTS IN SECURITIES-102.31% (Cost $1,515,310,930)		1,515,591,597
OTHER ASSETS LESS LIABILITIES-(2.31)%		(34,202,087)
NET ASSETS-100.00%		$1,481,389,510

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $786,325,953, which represented 53.08% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,666,318	$254,946,443	$(252,089,143)	$-	$-	$27,523,618	$268,713
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,019,907	37,789,761	(36,138,463)	-	-	4,671,205	80,431 *
Invesco Private Prime Fund	7,888,876	95,597,088	(91,317,266)	(104)	(2,171)	12,166,423	217,326 *
Total	$35,575,101	$388,333,292	$(379,544,872)	$(104)	$(2,171)	$44,361,246	$566,470

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2026
(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Agency MBS ETF (IMTG)
Assets:
Unaffiliated investments in securities, at value(a)	$456,369,614	$51,877,771	$20,196,128
Affiliated investments in securities, at value	3,716,844	1,168,999	4,238,419
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,656	-	-
Unrealized appreciation on futures contracts	-	-	-
Cash	-	-	-
Due from broker	-	-	-
Foreign currencies, at value	35,287	-	-
Receivable for:
Dividends and interest	1,166,829	25,333	69,222
Variation margin on futures contracts	-	-	16,601
Securities lending	-	121	-
Investments sold	-	-	1,150,807
Fund shares sold	2,554,196	-	-
Expenses absorbed	457	-	-
Other assets	-	513	-
Total assets	463,844,883	53,072,737	25,671,177
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	445,357	-	-
Securities sold short, at value	-	-	295,590
Due to custodian	-	-	3,650
Due to broker	12,745	-	18,277
Payable for:
Variation margin on futures contracts	-	-	-
Investments purchased	12,503,534	-	1,166,983
Investments purchased - TBA	-	-	9,423,590
Collateral upon return of securities loaned	-	1,112,110	-
Accrued unitary management fees	69,439	14,359	2,295
Accrued expenses	-	63	-
Total liabilities	13,031,075	1,126,532	10,910,385
Net Assets	$450,813,808	$51,946,205	$14,760,792
Net assets consist of:
Shares of beneficial interest	$452,072,750	$65,792,376	$15,000,050
Distributable earnings (loss)	(1,258,942)	(13,846,171)	(239,258)
Net Assets	$450,813,808	$51,946,205	$14,760,792
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,650,001	510,000	300,001
Net asset value	$25.54	$101.86	$49.20
Market price	$25.55	$101.77	$49.32
Unaffiliated investments in securities, at cost	$456,660,355	$45,786,021	$20,309,070
Affiliated investments in securities, at cost	$3,716,844	$1,169,004	$4,238,419
Foreign currencies, at cost	$34,491	$-	$-
Proceeds	$-	$-	$296,926
(a)Includes securities on loan with an aggregate value of:	$-	$1,081,532	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Comstock Contrarian Equity ETF (CSTK)	Invesco Core Fixed Income ETF (GTOC)	Invesco Diversified Dividend Opportunities ETF (DVVY)

$126,553,660	$227,497,264	$2,601,032
2,734,300	13,065,268	15,076

-	-	-
-	51,997	-
-	650,144	-
-	10,140	-
-	-	-

82,393	1,165,667	2,513
-	-	-
169	577	-
-	17,186,779	-
-	3,637	-
384	-	-
-	-	-
129,370,906	259,631,473	2,618,621

-	-	-
-	-	-
-	-	-
-	74,323	-

-	11,954	-
-	19,158,505	-
-	51,237,876	-
-	826,118	-
35,532	37,927	692
-	-	-
35,532	71,346,703	692
$129,335,374	$188,284,770	$2,617,929

$105,790,370	$191,460,218	$2,500,025
23,545,004	(3,175,448)	117,904
$129,335,374	$188,284,770	$2,617,929
4,100,001	7,500,001	100,001
$31.55	$25.10	$26.18
$31.58	$25.11	$26.18
$105,816,378	$228,695,153	$2,480,027
$2,734,300	$13,065,272	$15,076
$-	$-	$-
$-	$-	$-
$-	$799,013	$-

Statements of Assets and Liabilities—(continued)
April 30, 2026
(Unaudited)

	Invesco Flexible Income ETF (FLXI)	Invesco Global Equity Net Zero ETF (IQSZ)	Invesco High Yield Systematic Bond ETF (GTOQ)
Assets:
Unaffiliated investments in securities, at value(a)	$14,212,909	$163,892,516	$158,350,935
Affiliated investments in securities, at value	459,331	3,570,428	40,615,546
Cash	90,825	-	-
Due from broker	-	-	6,934
Foreign currencies, at value	13,060	70,385	20
Deposits with brokers:
Cash collateral-centrally cleared swap agreements	201,000	-	540,981
Cash segregated as collateral	-	-	-
Receivable for:
Dividends and interest	104,573	240,858	2,528,235
Variation margin on futures contracts	5,672	-	21,488
Securities lending	-	5,213	13,167
Investments sold	-	3,645,749	337,007
Investments sold - affiliated broker	-	-	-
Fund shares sold	50	1,497,531	-
Expenses absorbed	-	-	-
Foreign tax reclaims	-	19,509	-
Total assets	15,087,420	172,942,189	202,414,313
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	53,967	-	-
Options written, at value	296,585	-	-
Due to custodian	-	548,826	-
Due to broker	46,392	-	-
Payable for:
Investments purchased	-	3,730,048	-
Collateral upon return of securities loaned	-	3,570,428	39,851,429
Collateral upon receipt of securities in-kind	-	-	-
Accrued unitary management fees	4,705	24,736	51,703
Total liabilities	401,649	7,874,038	39,903,132
Net Assets	$14,685,771	$165,068,151	$162,511,181
Net assets consist of:
Shares of beneficial interest	$15,000,050	$136,769,345	$168,464,172
Distributable earnings (loss)	(314,279)	28,298,806	(5,952,991)
Net Assets	$14,685,771	$165,068,151	$162,511,181
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,001	5,450,001	7,270,001
Net asset value	$48.95	$30.29	$22.35
Market price	$49.00	$30.23	$22.35
Unaffiliated investments in securities, at cost	$14,479,572	$139,139,368	$159,173,572
Affiliated investments in securities, at cost	$459,331	$3,570,428	$40,619,535
Foreign currencies, at cost	$13,409	$70,383	$20
Premium received on written options	$250,860	$-	$-
(a)Includes securities on loan with an aggregate value of:	$-	$3,274,526	$38,371,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco International Growth Focus ETF (MTRA)	Invesco MSCI EAFE Income Advantage ETF (EFAA)	Invesco QQQ Hedged Advantage ETF (QQHG)

$139,171,251	$399,373,034	$12,851,057
8,820,338	97,861,298	112,193
169,142	100,256	-
372	1,828	-
272,283	110,835	-

-	-	-
193,550	-	-

197,282	2,160,091	4,496
-	-	-
11,955	9,914	-
497,716	4,559,482	50,225
1,063,034	-	-
-	211,293	-
350	10,987	17
6,067	250,850	-
150,403,340	504,649,868	13,017,988

-	-	-
-	-	104,080
-	-	-
-	-	-

299,841	4,912,552	161,085
7,472,464	17,147,085	-
193,550	-	-
62,562	140,992	4,541
8,028,417	22,200,629	269,706
$142,374,923	$482,449,239	$12,748,282

$140,936,381	$465,147,981	$10,000,003
1,438,542	17,301,258	2,748,279
$142,374,923	$482,449,239	$12,748,282
5,590,001	8,860,001	200,001
$25.47	$54.45	$63.74
$25.54	$54.53	$63.64
$131,018,221	$359,585,977	$10,048,155
$8,820,365	$97,861,298	$112,193
$272,629	$110,372	$-
$-	$-	$121,275
$6,572,997	$16,434,533	$-

Statements of Assets and Liabilities—(continued)
April 30, 2026
(Unaudited)

	Invesco QQQ Income Advantage ETF (QQA)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
Assets:
Unaffiliated investments in securities, at value(a)	$549,386,071	$47,575,546	$607,954,608
Affiliated investments in securities, at value	129,034,667	15,761,394	154,933,726
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-
Cash	-	3,736	-
Due from broker	-	-	1,334
Foreign currencies, at value	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	1,776,150	-
Receivable for:
Dividends and interest	1,763,079	62,295	2,073,919
Variation margin on futures contracts	-	-	-
Securities lending	180	16	2,064
Investments sold	5,821,026	-	8,849,116
Fund shares sold	2,726,217	-	9,335,187
Expenses absorbed	16,721	2,257	21,331
Total assets	688,747,961	65,181,394	783,171,285
Liabilities:
Due to custodian	-	-	7,049,480
Due to foreign custodian	-	-	-
Due to broker	59,317	-	91,587
Payable for:
Variation margin on futures contracts	-	3,736	-
Investments purchased	9,783,357	-	9,103,000
Collateral upon return of securities loaned	1,059,941	116,438	9,630,814
Accrued unitary management fees	148,690	20,324	169,555
Total liabilities	11,051,305	140,498	26,044,436
Net Assets	$677,696,656	$65,040,896	$757,126,849
Net assets consist of:
Shares of beneficial interest	$632,261,106	$141,866,671	$748,073,634
Distributable earnings (loss)	45,435,550	(76,825,775)	9,053,215
Net Assets	$677,696,656	$65,040,896	$757,126,849
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,430,001	1,600,000	14,600,001
Net asset value	$54.52	$40.65	$51.86
Market price	$54.60	$40.54	$51.92
Unaffiliated investments in securities, at cost	$456,919,496	$45,610,504	$555,781,369
Affiliated investments in securities, at cost	$129,034,667	$15,762,435	$154,646,060
Foreign currencies, at cost	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$1,066,128	$118,143	$9,617,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration High Yield ETF (GTOH)	Invesco Short Duration Total Return Bond ETF (GTOS)	Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)

$10,649,521	$123,100,853	$62,884,100
821,311	2,243,974	544,262

190	-	-
-	-	-
-	10,322	32,182
60,238	-	-

17,000	-	-

150,595	947,291	74,159
-	4,206	-
182	1,099	567
51,268	4,269,152	61,305
-	-	-
57	132	-
11,750,362	130,577,029	63,596,575

99,613	83	-
-	-	67
-	-	332

-	-	-
438,864	7,500,318	-
545,269	1,828,455	18,548
3,816	29,848	37,243
1,087,562	9,358,704	56,190
$10,662,800	$121,218,325	$63,540,385

$10,524,665	$121,699,787	$50,267,783
138,135	(481,462)	13,272,602
$10,662,800	$121,218,325	$63,540,385
420,001	4,850,001	2,100,001
$25.39	$24.99	$30.26
$25.49	$25.00	$30.28
$10,591,663	$123,453,336	$49,281,769
$821,317	$2,243,371	$544,263
$59,935	$-	$(104)
$523,935	$1,769,285	$18,498

Statements of Assets and Liabilities—(continued)
April 30, 2026
(Unaudited)

	Invesco Top QQQ ETF (QBIG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)
Assets:
Unaffiliated investments in securities, at value(a)	$12,561,554	$2,799,384,242	$3,437,357,373
Affiliated investments in securities, at value	19,627,368	161,492,825	52,065,801
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	636	-
Unrealized appreciation on swap agreements — OTC	3,088,482	-	-
Cash	-	-	1,726,882
Due from broker	575,104	-	-
Foreign currencies, at value	-	873,794	138
Deposits with brokers:
Cash collateral-centrally cleared swap agreements	38	-	-
Cash collateral-TBAs	-	2,277,469	-
Receivable for:
Dividends and interest	55,265	15,212,290	19,915,493
Securities lending	-	16,985	11,158
Investments sold	-	68,163,621	-
Expenses absorbed	2,792	7,535	1,637
Investments matured, at value	-	20,500	-
Other assets	-	-	2,914
Total assets	35,910,603	3,047,449,897	3,511,081,396
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	-	2,968	-
Due to custodian	-	2,239,444	-
Due to broker	-	12,983	1,489,604
Payable for:
Variation margin on futures contracts	-	368,083	-
Investments purchased	-	125,564,053	-
Investments purchased - TBA	-	527,253,892	-
Collateral upon return of securities loaned	-	131,050,820	42,795,346
Accrued unitary management fees	9,123	622,785	-
Accrued advisory fees	-	-	591,172
Accrued trustees’ and officer’s fees	-	-	62,053
Accrued expenses	-	-	93,560
Total liabilities	9,123	787,115,028	45,031,735
Net Assets	$35,901,480	$2,260,334,869	$3,466,049,661
Net assets consist of:
Shares of beneficial interest	$29,519,563	$2,442,601,653	$3,489,134,928
Distributable earnings (loss)	6,381,917	(182,266,784)	(23,085,267)
Net Assets	$35,901,480	$2,260,334,869	$3,466,049,661
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,001	48,200,000	69,100,000
Net asset value	$39.89	$46.89	$50.16
Market price	$39.82	$46.90	$50.16
Unaffiliated investments in securities, at cost	$9,721,917	$2,811,239,236	$3,435,911,207
Affiliated investments in securities, at cost	$19,627,368	$161,720,658	$52,117,888
Foreign currencies, at cost	$-	$854,908	$150
Investments matured, at cost	$-	$201,246	$-
(a)Includes securities on loan with an aggregate value of:	$-	$126,939,034	$41,708,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)

$1,471,230,351
44,361,246

-
-
-
687
-

-
-

3,956,351
1,336
196,367
-
-
-
1,519,746,338

-
273
-

-
21,153,546
-
16,837,739
365,270
-
-
-
38,356,828
$1,481,389,510

$1,486,987,107
(5,597,597)
$1,481,389,510
59,100,001
$25.07
$25.06
$1,470,949,573
$44,361,357
$-
$-
$16,404,613

Statements of Operations
For the six months ended April 30, 2026
(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Agency MBS ETF (IMTG)(a)	Invesco Comstock Contrarian Equity ETF (CSTK)
Investment income:
Unaffiliated interest income	$10,287,706	$-	$85,277	$-
Unaffiliated dividend income	179	966,516	-	1,322,937
Affiliated dividend income	73,873	1,520	30,627	43,769
Securities lending income, net	-	863	-	488
Foreign withholding tax	-	-	-	(3,638)
Total investment income	10,361,758	968,899	115,904	1,363,556
Expenses:
Unitary management fees	392,551	85,889	5,817	199,954
Proxy fees	-	7,629	-	-
Total expenses	392,551	93,518	5,817	199,954
Less: Waivers	(3,669)	(41)	(854)	(2,164)
Net expenses	388,882	93,477	4,963	197,790
Net investment income	9,972,876	875,422	110,941	1,165,766
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(201,083)	(457,544)	(192,461)	1,826,397
Affiliated investment securities	-	11	-	(233)
In-kind redemptions	-	352,748	-	892,274
Short Sales	-	-	268	-
Foreign currencies	(127,605)	-	-	-
Forward foreign currency contracts	735,108	-	-	-
Futures contracts	-	-	(823)	-
Swap agreements	-	-	-	-
Options written	-	-	-	-
Net realized gain (loss)	406,420	(104,785)	(193,016)	2,718,438
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	123,589	5,487,295	(112,942)	11,702,678
Affiliated investment securities	-	(5)	-	-
Short sales	-	-	1,336	-
Foreign currencies	(2,367)	-	-	-
Forward foreign currency contracts	(439,250)	-	-	-
Futures contracts	-	-	16,442	-
Swap agreements	-	-	-	-
Options written	-	-	-	-
Change in net unrealized appreciation (depreciation)	(318,028)	5,487,290	(95,164)	11,702,678
Net realized and unrealized gain (loss)	88,392	5,382,505	(288,180)	14,421,116
Net increase (decrease) in net assets resulting from operations	$10,061,268	$6,257,927	$(177,239)	$15,586,882

(a)	For the period February 23, 2026 (commencement of investment operations) through April 30, 2026.
(b)	For the period March 16, 2026 (commencement of investment operations) through April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Fixed Income ETF (GTOC)	Invesco Diversified Dividend Opportunities ETF (DVVY)(b)	Invesco Flexible Income ETF (FLXI)(a)	Invesco Global Equity Net Zero ETF (IQSZ)	Invesco High Yield Systematic Bond ETF (GTOQ)	Invesco International Growth Focus ETF (MTRA)

$3,767,731	$-	$128,028	$-	$5,153,290	$-
-	5,432	-	1,395,956	-	993,932
315,486	65	5,696	2,452	14,626	10,819
2,700	-	-	30,060	82,031	20,581
-	-	-	(85,684)	-	(88,470)
4,085,917	5,497	133,724	1,342,784	5,249,947	936,862

230,207	1,004	10,244	143,848	288,752	398,258
-	-	-	-	-	-
230,207	1,004	10,244	143,848	288,752	398,258
(8,542)	(2)	(157)	(67)	(397)	(542)
221,665	1,002	10,087	143,781	288,355	397,716
3,864,252	4,495	123,637	1,199,003	4,961,592	539,146

(1,780,157)	(7,596)	(8,512)	3,459,608	(267,059)	(9,039,666)
(80)	-	-	(268)	(3,489)	(1,112)
-	-	-	7	-	1,823,174
-	-	-	-	-	(634)
-	-	1,729	2,185	(1,188)	(4,856)
-	-	81,342	-	1,186	-
(223,383)	-	-	-	41,405	-
-	-	937	-	(36,216)	-
-	-	5,259	-	-	-
(2,003,620)	(7,596)	80,755	3,461,532	(265,361)	(7,223,094)

(857,572)	121,005	(266,663)	12,354,692	(1,418,969)	2,764,104
18	-	-	5	(3,925)	(26)
-	-	-	-	-	-
-	-	(190)	6,377	1,901	3,274
-	-	(53,967)	-	(1,855)	-
87,003	-	(23,932)	-	(211,699)	-
-	-	(5,035)	-	114,364	-
-	-	(45,725)	-	-	-
(770,551)	121,005	(395,512)	12,361,074	(1,520,183)	2,767,352
(2,774,171)	113,409	(314,757)	15,822,606	(1,785,544)	(4,455,742)
$1,090,081	$117,904	$(191,120)	$17,021,609	$3,176,048	$(3,916,596)

Statements of Operations—(continued)
For the six months ended April 30, 2026
(Unaudited)

	Invesco MSCI EAFE Income Advantage ETF (EFAA)	Invesco QQQ Hedged Advantage ETF (QQHG)	Invesco QQQ Income Advantage ETF (QQA)	Invesco S&P 500® Downside Hedged ETF (PHDG)
Investment income:
Unaffiliated interest income	$8,908,326	$-	$23,166,045	$49,089
Unaffiliated dividend income	4,631,672	39,912	1,277,125	274,946
Affiliated dividend income	1,188,563	768	1,779,273	311,064
Securities lending income, net	25,539	-	3,637	141
Foreign withholding tax	(449,281)	(65)	(4,963)	(64)
Total investment income	14,304,819	40,615	26,221,117	635,176
Expenses:
Unitary management fees	660,251	26,881	760,393	130,040
Less: Waivers	(58,793)	(38)	(87,854)	(15,391)
Net expenses	601,458	26,843	672,539	114,649
Net investment income	13,703,361	13,772	25,548,578	520,527
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(12,775,326)	197,789	(22,071,276)	3,958,024
Affiliated investment securities	(1,474)	-	(346)	2,907
In-kind redemptions	-	-	1,171,046	-
Short Sales	-	-	-	-
Foreign currencies	(17,150)	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	1,246,265
Swap agreements	-	-	-	-
Options written	-	128,834	-	-
Net realized gain (loss)	(12,793,950)	326,623	(20,900,576)	5,207,196
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	19,283,645	226,570	34,812,593	(2,217,802)
Affiliated investment securities	29	-	-	(2,053)
Foreign currencies	28,533	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	896,086
Swap agreements	-	-	-	-
Options written	-	(10,892)	-	-
Change in net unrealized appreciation (depreciation)	19,312,207	215,678	34,812,593	(1,323,769)
Net realized and unrealized gain (loss)	6,518,257	542,301	13,912,017	3,883,427
Net increase (decrease) in net assets resulting from operations	$20,221,618	$556,073	$39,460,595	$4,403,954
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	Invesco Short Duration High Yield ETF (GTOH)	Invesco Short Duration Total Return Bond ETF (GTOS)	Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)	Invesco Top QQQ ETF (QBIG)	Invesco Total Return Bond ETF (GTO)

$20,710,564	$263,276	$2,589,739	$-	$-	$48,412,597
4,004,708	-	1,960	671,891	32,071	237,900
1,989,818	2,946	17,692	13,714	318,825	1,733,596
9,236	974	3,851	31,245	-	141,633
(1,279)	-	-	(59,268)	-	-
26,713,047	267,196	2,613,242	657,582	350,896	50,525,726

849,269	19,747	167,930	204,805	58,018	3,537,009
(97,641)	(145)	(898)	(371)	(15,750)	(67,203)
751,628	19,602	167,032	204,434	42,268	3,469,806
25,961,419	247,594	2,446,210	453,148	308,628	47,055,920

(22,400,509)	99,837	143,553	60,790	3,022,869	(3,946,969)
5,287	(55)	(138)	(473)	-	(12,857)
8,509,401	-	-	281,803	-	-
-	-	(856)	-	-	-
-	(4,787)	-	361	-	353
-	(404)	-	-	-	(6,140)
-	(5,339)	(145,185)	-	-	(2,396,462)
-	-	-	-	(839,455)	-
-	-	-	-	-	-
(13,885,821)	89,252	(2,626)	342,481	2,183,414	(6,362,075)

30,105,909	(167,262)	(479,418)	15,363,692	(972,067)	(25,743,307)
95,402	(2)	611	13	-	(232,042)
-	229	-	7	-	15,436
-	(1,611)	-	-	-	(13,433)
-	-	(60,459)	-	-	246,124
-	-	-	-	(1,949,762)	(31,740)
-	-	-	-	-	-
30,201,311	(168,646)	(539,266)	15,363,712	(2,921,829)	(25,758,962)
16,315,490	(79,394)	(541,892)	15,706,193	(738,415)	(32,121,037)
$42,276,909	$168,200	$1,904,318	$16,159,341	$(429,787)	$14,934,883

Statements of Operations—(continued)
For the six months ended April 30, 2026
(Unaudited)

	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Investment income:
Unaffiliated interest income	$75,766,842	$33,519,451
Affiliated dividend income	219,619	268,713
Securities lending income, net	39,131	25,096
Total investment income	76,025,592	33,813,260
Expenses:
Unitary management fees	-	2,065,246
Advisory fees	3,365,090	-
Accounting & administration fees	106,812	-
Custodian & transfer agent fees	12,973	-
Trustees’ and officer’s fees	14,302	-
Other expenses	161,064	-
Total expenses	3,660,241	2,065,246
Less: Waivers	(9,655)	(7,282)
Net expenses	3,650,586	2,057,964
Net investment income	72,375,006	31,755,296
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,590,758	116,234
Affiliated investment securities	(3,845)	(2,171)
Net realized gain	1,586,913	114,063
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,320,278)	(1,730,007)
Affiliated investment securities	(20,901)	(104)
Foreign currencies	(3)	-
Change in net unrealized appreciation (depreciation)	(8,341,182)	(1,730,111)
Net realized and unrealized gain (loss)	(6,754,269)	(1,616,048)
Net increase in net assets resulting from operations	$65,620,737	$30,139,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)		Invesco Active U.S. Real Estate ETF (PSR)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$9,972,876	$17,584,040	$875,422	$1,323,209
Net realized gain (loss)	406,420	(685,552)	(104,785)	1,349,385
Change in net unrealized appreciation (depreciation)	(318,028)	(873,451)	5,487,290	(4,305,023)
Net increase (decrease) in net assets resulting from operations	10,061,268	16,025,037	6,257,927	(1,632,429)
Distributions to Shareholders from:
Distributable earnings	(10,235,890)	(17,777,687)	(655,205)	(1,564,525)
Shareholder Transactions:
Proceeds from shares sold	91,981,694	265,295,044	-	2,851,717
Value of shares repurchased	(24,318,669)	(57,328,147)	(4,554,693)	(16,321,036)
Transaction fees	14,376	387,481	-	-
Net increase (decrease) in net assets resulting from share transactions	67,677,401	208,354,378	(4,554,693)	(13,469,319)
Net increase (decrease) in net assets	67,502,779	206,601,728	1,048,029	(16,666,273)
Net assets:
Beginning of period	383,311,029	176,709,301	50,898,176	67,564,449
End of period	$450,813,808	$383,311,029	$51,946,205	$50,898,176
Changes in Shares Outstanding:
Shares sold	3,600,000	10,350,000	-	30,000
Shares repurchased	(950,000)	(2,250,000)	(50,000)	(180,000)
Shares outstanding, beginning of period	15,000,001	6,900,001	560,000	710,000
Shares outstanding, end of period	17,650,001	15,000,001	510,000	560,000

(a)	For the period February 23, 2026 (commencement of investment operations) through April 30, 2026.
(b)	For the period May 5, 2025 (commencement of investment operations) through October 31, 2025.
(c)	For the period July 21, 2025 (commencement of investment operations) through October 31, 2025.
(d)	For the period March 16, 2026 (commencement of investment operations) through April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Agency MBS ETF (IMTG)	Invesco Comstock Contrarian Equity ETF (CSTK)		Invesco Core Fixed Income ETF (GTOC)		Invesco Diversified Dividend Opportunities ETF (DVVY)
Period Ended April 30, 2026(a)	Six Months Ended April 30, 2026	Period Ended October 31, 2025(b)	Six Months Ended April 30, 2026	Period Ended October 31, 2025(c)	Period Ended April 30, 2026(d)

$110,941	$1,165,766	$1,060,943	$3,864,252	$417,279	$4,495
(193,016)	2,718,438	116,607	(2,003,620)	136,584	(7,596)
(95,164)	11,702,678	9,034,604	(770,551)	(375,345)	121,005
(177,239)	15,586,882	10,212,154	1,090,081	178,518	117,904

(62,019)	(1,328,382)	(907,422)	(4,017,044)	(427,003)	-

15,000,050	10,118,871	101,193,242	26,726,539	176,091,578	2,500,025
-	(5,277,813)	(262,158)	(11,357,899)	-	-
-	-	-	-	-	-
15,000,050	4,841,058	100,931,084	15,368,640	176,091,578	2,500,025
14,760,792	19,099,558	110,235,816	12,441,677	175,843,093	2,617,929

-	110,235,816	-	175,843,093	-	-
$14,760,792	$129,335,374	$110,235,816	$188,284,770	$175,843,093	$2,617,929

300,001	340,000	3,950,001	1,050,000	6,900,001	100,001
-	(180,000)	(10,000)	(450,000)	-	-
-	3,940,001	-	6,900,001	-	-
300,001	4,100,001	3,940,001	7,500,001	6,900,001	100,001

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco Flexible Income ETF (FLXI)	Invesco Global Equity Net Zero ETF (IQSZ)
	Period Ended April 30, 2026(a)	Six Months Ended April 30, 2026	Period Ended October 31, 2025(b)
Operations:
Net investment income	$123,637	$1,199,003	$597,398
Net realized gain (loss)	80,755	3,461,532	914,503
Change in net unrealized appreciation (depreciation)	(395,512)	12,361,074	12,395,020
Net increase (decrease) in net assets resulting from operations	(191,120)	17,021,609	13,906,921
Distributions to Shareholders from:
Distributable earnings	(123,159)	(1,752,244)	(465,256)
Shareholder Transactions:
Proceeds from shares sold	15,000,050	2,954,861	138,729,726
Value of shares repurchased	-	-	(5,327,466)
Net increase (decrease) in net assets resulting from share transactions	15,000,050	2,954,861	133,402,260
Net increase (decrease) in net assets	14,685,771	18,224,226	146,843,925
Net assets:
Beginning of period	-	146,843,925	-
End of period	$14,685,771	$165,068,151	$146,843,925
Changes in Shares Outstanding:
Shares sold	300,001	100,000	5,550,001
Shares repurchased	-	-	(200,000)
Shares outstanding, beginning of period	-	5,350,001	-
Shares outstanding, end of period	300,001	5,450,001	5,350,001

(a)	For the period February 23, 2026 (commencement of investment operations) through April 30, 2026.
(b)	For the period July 14, 2025 (commencement of investment operations) through October 31, 2025.
(c)	For the period June 9, 2025 (commencement of investment operations) through October 31, 2025.
(d)	For the period May 5, 2025 (commencement of investment operations) through October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Systematic Bond ETF (GTOQ)		Invesco International Growth Focus ETF (MTRA)		Invesco MSCI EAFE Income Advantage ETF (EFAA)		Invesco QQQ Hedged Advantage ETF (QQHG)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Period Ended October 31, 2025(c)	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Period Ended October 31, 2025(d)

$4,961,592	$4,657,939	$539,146	$152,516	$13,703,361	$10,933,564	$13,772	$13,708
(265,361)	(274,466)	(7,223,094)	900,225	(12,793,950)	(5,770,615)	326,623	(398,802)
(1,520,183)	(20,483)	2,767,352	5,386,421	19,312,207	21,019,979	215,678	2,604,419
3,176,048	4,362,990	(3,916,596)	6,439,162	20,221,618	26,182,928	556,073	2,219,325

(5,009,713)	(4,616,309)	(1,084,024)	-	(14,900,662)	(12,389,313)	(13,410)	(13,756)

30,131,488	98,608,962	2,551,795	160,935,993	235,976,221	134,517,676	-	10,000,050
-	(16,563,967)	(22,551,407)	-	(11,262)	(26,533,342)	-	-
30,131,488	82,044,995	(19,999,612)	160,935,993	235,964,959	107,984,334	-	10,000,050
28,297,823	81,791,676	(25,000,232)	167,375,155	241,285,915	121,777,949	542,663	12,205,619

134,213,358	52,421,682	167,375,155	-	241,163,324	119,385,375	12,205,619	-
$162,511,181	$134,213,358	$142,374,923	$167,375,155	$482,449,239	$241,163,324	$12,748,282	$12,205,619

1,330,000	4,370,000	110,000	6,340,001	4,300,000	2,650,000	-	200,001
-	(760,000)	(860,000)	-	-	(550,000)	-	-
5,940,001	2,330,001	6,340,001	-	4,560,001	2,460,001	200,001	-
7,270,001	5,940,001	5,590,001	6,340,001	8,860,001	4,560,001	200,001	200,001

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco QQQ Income Advantage ETF (QQA)		Invesco S&P 500® Downside Hedged ETF (PHDG)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$25,548,578	$24,463,014	$520,527	$2,035,641
Net realized gain (loss)	(20,900,576)	(15,261,944)	5,207,196	(4,705,861)
Change in net unrealized appreciation (depreciation)	34,812,593	53,940,179	(1,323,769)	2,200,076
Net increase (decrease) in net assets resulting from operations	39,460,595	63,141,249	4,403,954	(470,144)
Distributions to Shareholders from:
Distributable earnings	(27,646,166)	(24,611,090)	(557,896)	(2,057,347)
Return of capital	-	-	-	-
Total distributions to shareholders	(27,646,166)	(24,611,090)	(557,896)	(2,057,347)
Shareholder Transactions:
Proceeds from shares sold	237,017,433	303,463,421	-	9,307,469
Value of shares repurchased	(5,147,091)	(39,993,262)	(11,411,121)	(48,016,836)
Net increase (decrease) in net assets resulting from share transactions	231,870,342	263,470,159	(11,411,121)	(38,709,367)
Net increase (decrease) in net assets	243,684,771	302,000,318	(7,565,063)	(41,236,858)
Net assets:
Beginning of period	434,011,885	132,011,567	72,605,959	113,842,817
End of period	$677,696,656	$434,011,885	$65,040,896	$72,605,959
Changes in Shares Outstanding:
Shares sold	4,500,000	6,100,000	-	250,000
Shares repurchased	(100,000)	(800,000)	(300,000)	(1,350,000)
Shares outstanding, beginning of period	8,030,001	2,730,001	1,900,000	3,000,000
Shares outstanding, end of period	12,430,001	8,030,001	1,600,000	1,900,000

(a)	For the period February 18, 2025 (commencement of investment operations) through October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)		Invesco Short Duration High Yield ETF (GTOH)		Invesco Short Duration Total Return Bond ETF (GTOS)		Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Period Ended October 31, 2025(a)

$25,961,419	$31,598,792	$247,594	$558,885	$2,446,210	$672,133	$453,148	$544,812
(13,885,821)	(14,736,832)	89,252	46,109	(2,626)	29,846	342,481	78,095
30,201,311	15,108,606	(168,646)	(2,899)	(539,266)	26,744	15,363,712	(1,761,346)
42,276,909	31,970,566	168,200	602,095	1,904,318	728,723	16,159,341	(1,138,439)

(28,288,495)	(31,897,933)	(277,230)	(559,003)	(2,414,535)	(718,794)	(1,175,101)	(694,532)
-	-	-	-	-	-	-	(208,169)
(28,288,495)	(31,897,933)	(277,230)	(559,003)	(2,414,535)	(718,794)	(1,175,101)	(902,701)

300,011,038	245,385,822	2,804,146	-	38,931,766	72,808,117	1,157,473	58,048,925
(20,915,532)	(49,129,967)	-	(2,275,149)	-	-	(1,366,823)	(7,242,290)
279,095,506	196,255,855	2,804,146	(2,275,149)	38,931,766	72,808,117	(209,350)	50,806,635
293,083,920	196,328,488	2,695,116	(2,232,057)	38,421,549	72,818,046	14,774,890	48,765,495

464,042,929	267,714,441	7,967,684	10,199,741	82,796,776	9,978,730	48,765,495	-
$757,126,849	$464,042,929	$10,662,800	$7,967,684	$121,218,325	$82,796,776	$63,540,385	$48,765,495

5,820,000	4,920,000	110,000	-	1,550,000	2,900,000	40,000	2,410,001
(420,000)	(960,000)	-	(90,000)	-	-	(50,000)	(300,000)
9,200,001	5,240,001	310,001	400,001	3,300,001	400,001	2,110,001	-
14,600,001	9,200,001	420,001	310,001	4,850,001	3,300,001	2,100,001	2,110,001

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)

	Invesco Top QQQ ETF (QBIG)		Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2026	Period Ended October 31, 2025(a)	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$308,628	$543,569	$47,055,920	$87,803,643
Net realized gain (loss)	2,183,414	(2,586,956)	(6,362,075)	(16,941,948)
Change in net unrealized appreciation (depreciation)	(2,921,829)	8,849,948	(25,758,962)	44,449,859
Net increase (decrease) in net assets resulting from operations	(429,787)	6,806,561	14,934,883	115,311,554
Distributions to Shareholders from:
Distributable earnings	-	-	(47,186,578)	(87,724,453)
Shareholder Transactions:
Proceeds from shares sold	3,897,366	42,491,555	578,919,564	426,296,706
Value of shares repurchased	(9,621,419)	(7,242,796)	(208,893,490)	(255,718,274)
Net increase (decrease) in net assets resulting from share transactions	(5,724,053)	35,248,759	370,026,074	170,578,432
Net increase (decrease) in net assets	(6,153,840)	42,055,320	337,774,379	198,165,533
Net assets:
Beginning of period	42,055,320	-	1,922,560,490	1,724,394,957
End of period	$35,901,480	$42,055,320	$2,260,334,869	$1,922,560,490
Changes in Shares Outstanding:
Shares sold	100,000	1,300,001	12,200,000	9,100,000
Shares repurchased	(250,000)	(250,000)	(4,400,000)	(5,450,000)
Shares outstanding, beginning of period	1,050,001	-	40,400,000	36,750,000
Shares outstanding, end of period	900,001	1,050,001	48,200,000	40,400,000

(a)	For the period December 2, 2024 (commencement of investment operations) through October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025

$72,375,006	$129,849,225	$31,755,296	$62,497,555
1,586,913	2,371,690	114,063	182,798
(8,341,182)	2,398,413	(1,730,111)	(133,852)
65,620,737	134,619,328	30,139,248	62,546,501

(72,560,789)	(130,088,880)	(32,133,789)	(63,613,216)

2,408,305,007	5,444,986,389	259,873,919	581,112,922
(2,130,309,114)	(4,489,603,319)	(63,943,557)	(355,317,097)
277,995,893	955,383,070	195,930,362	225,795,825
271,055,841	959,913,518	193,935,821	224,729,110

3,194,993,820	2,235,080,302	1,287,453,689	1,062,724,579
$3,466,049,661	$3,194,993,820	$1,481,389,510	$1,287,453,689

47,900,000	108,500,000	10,350,000	23,150,000
(42,400,000)	(89,500,000)	(2,550,000)	(14,200,000)
63,600,000	44,600,000	51,300,001	42,350,001
69,100,000	63,600,000	59,100,001	51,300,001

Financial Highlights
Invesco AAA CLO Floating Rate Note ETF (ICLO)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,		For the Period December 7, 2022(a) Through October 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.55	$25.61	$25.49	$25.00
Net investment income(b)	0.61	1.43	1.74	1.48
Net realized and unrealized gain (loss) on investments	0.01	(0.09)	0.23	0.38
Total from investment operations	0.62	1.34	1.97	1.86
Distributions to shareholders from:
Net investment income	(0.63)	(1.42)	(1.85)	(1.37)
Net realized gains	-	(0.01)	-	-
Total distributions	(0.63)	(1.43)	(1.85)	(1.37)
Transaction fees(b)	0.00 (c)	0.03	-	-
Net asset value at end of period	$25.54	$25.55	$25.61	$25.49
Market price at end of period(d)	$25.55	$25.56	$25.64	$25.50
Net Asset Value Total Return(e)	2.44%	5.51%	8.00%	7.60%(f)
Market Price Total Return(e)	2.44%	5.43%	8.08%	7.63%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$450,814	$383,311	$176,709	$33,132
Ratio to average net assets of:
Expenses, after Waivers	0.19%(g)	0.19%	0.14%	0.17%(g)
Expenses, prior to Waivers	0.19%(g)	0.19%	0.21%	0.27%(g)
Net investment income	4.83%(g)	5.61%	6.83%	6.44%(g)
Portfolio turnover rate(h)	39%	61%	53%	88%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 7.51%. The market price total return from Fund Inception to October 31, 2023 was 7.25%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Active U.S. Real Estate ETF (PSR)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$90.89	$95.16	$76.66	$87.42	$110.25	$78.27
Net investment income(a)	1.66	2.05	2.57	2.47	1.83	1.59
Net realized and unrealized gain (loss) on investments	10.57	(3.91)	18.69	(10.61)	(22.07)	32.99
Total from investment operations	12.23	(1.86)	21.26	(8.14)	(20.24)	34.58
Distributions to shareholders from:
Net investment income	(1.26)	(2.41)	(2.76)	(2.62)	(2.59)	(2.60)
Net asset value at end of period	$101.86	$90.89	$95.16	$76.66	$87.42	$110.25
Market price at end of period(b)	$101.77	$90.85	$95.21	$76.72	$87.45	$110.26
Net Asset Value Total Return(c)	13.61%	(1.95)%	28.00%	(9.59)%	(18.66)%	44.71%
Market Price Total Return(c)	13.57%	(2.05)%	27.96%	(9.55)%	(18.65)%	44.82%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,946	$50,898	$67,564	$83,560	$112,770	$130,094
Ratio to average net assets of:
Expenses	0.38%(d)	0.56%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.58%(d)	2.22%	2.91%	2.84%	1.77%	1.61%
Portfolio turnover rate(e)	53%	115%	222%	51%	68%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Agency MBS ETF (IMTG)
For the Period February 23 2026(a) Through April 30, 2026, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$50.00
Net investment income(b)	0.38
Net realized and unrealized gain (loss) on investments	(0.97)
Total from investment operations	(0.59)
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value at end of period	$49.20
Market price at end of period(c)	$49.32
Net Asset Value Total Return(d)	(1.19)%(e)
Market Price Total Return(d)	(0.95)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,761
Ratio to average net assets of:
Expenses, after Waivers	0.19%(f)
Expenses, prior to Waivers	0.22%(f)
Net investment income	4.20%(f)
Portfolio turnover rate(g)	181%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 25,2026, the first day of trading on the exchange) to April 30, 2026 was (1.15)%. The market price total return from Fund Inception to April 30, 2026 was (1.09)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Comstock Contrarian Equity ETF (CSTK)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period May 5, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$27.98	$25.00
Net investment income(b)	0.30	0.30
Net realized and unrealized gain on investments	3.61	2.91
Total from investment operations	3.91	3.21
Distributions to shareholders from:
Net investment income	(0.34)	(0.23)
Net asset value at end of period	$31.55	$27.98
Market price at end of period(c)	$31.58	$28.00
Net Asset Value Total Return(d)	14.09%	12.85%(e)
Market Price Total Return(c)	14.11%(e)	12.92%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$129,335	$110,236
Ratio to average net assets of:
Expenses, after Waivers	0.35%(f)	0.34%(f)
Expenses, prior to Waivers	0.35%(f)	0.35%(f)
Net investment income	2.04%(f)	2.22%(f)
Portfolio turnover rate(g)	16%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (May 7, 2025, the first day of trading on the exchange) to October 31, 2025 was 12.98%. The market price total return from Fund Inception to October 31, 2025 was 13.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Core Fixed Income ETF (GTOC)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period July 21, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.48	$25.00
Net investment income(b)	0.53	0.29
Net realized and unrealized gain (loss) on investments	(0.36)	0.46
Total from investment operations	0.17	0.75
Distributions to shareholders from:
Net investment income	(0.52)	(0.27)
Net realized gains	(0.03)	-
Total distributions	(0.55)	(0.27)
Net asset value at end of period	$25.10	$25.48
Market price at end of period(c)	$25.11	$25.48
Net Asset Value Total Return(d)	0.65%	3.01%(e)
Market Price Total Return(d)	0.69%	3.01%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$188,285	$175,843
Ratio to average net assets of:
Expenses, after Waivers	0.24%(f)	0.23%(f)
Expenses, prior to Waivers	0.25%(f)	0.25%(f)
Net investment income	4.20%(f)	4.24%(f)
Portfolio turnover rate(g)	507%	160%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 23, 2025, the first day of trading on the exchange) to October 31, 2025 was 3.13%. The market price total return from Fund Inception to October 31, 2025 was 3.13%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Diversified Dividend Opportunities ETF (DVVY)
For the Period Mar 16 2026(a) Through April 30, 2026, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.05
Net realized and unrealized gain on investments	1.13
Total from investment operations	1.18
Net asset value at end of period	$26.18
Market price at end of period(c)	$26.18
Net Asset Value Total Return(d)	4.72%(e)
Market Price Total Return(d)	4.72%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,618
Ratio to average net assets of:
Expenses	0.33%(f)
Net investment income	1.48%(f)
Portfolio turnover rate(g)	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (March 18, 2026, the first day of trading on the exchange) to April 30, 2026 was 5.99%. The market price total return from Fund Inception to April 30, 2026 was 5.95%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Flexible Income ETF (FLXI)
For the Period February 23 2026(a) Through April 30, 2026, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$50.00
Net investment income(b)	0.42
Net realized and unrealized gain (loss) on investments	(1.06)
Total from investment operations	(0.64)
Distributions to shareholders from:
Net investment income	(0.41)
Net asset value at end of period	$48.95
Market price at end of period(c)	$49.00
Net Asset Value Total Return(d)	(1.28)%(e)
Market Price Total Return(d)	(1.18)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,686
Ratio to average net assets of:
Expenses, after Waivers	0.38%(f)
Expenses, prior to Waivers	0.39%(f)
Net investment income	4.71%(f)
Portfolio turnover rate(g)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 25, 2026, the first day of trading on the exchange) to April 30, 2026 was (1.30)%. The market price total return from Fund Inception to April 30, 2026 was (1.65)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Global Equity Net Zero ETF (IQSZ)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period July 14, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$27.45	$25.00
Net investment income(b)	0.22	0.12
Net realized and unrealized gain on investments	2.95	2.41
Total from investment operations	3.17	2.53
Distributions to shareholders from:
Net investment income	(0.23)	(0.08)
Net realized gains	(0.10)	-
Total distributions	(0.33)	(0.08)
Net asset value at end of period	$30.29	$27.45
Market price at end of period(c)	$30.23	$27.44
Net Asset Value Total Return(d)	11.64%	10.14%(e)
Market Price Total Return(d)	11.45%	10.10%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$165,068	$146,844
Ratio to average net assets of:
Expenses	0.19%(f)	0.19%(f)
Net investment income	1.58%(f)	1.49%(f)
Portfolio turnover rate(g)	28%	27%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 16, 2025, the first day of trading on the exchange) to October 31, 2025 was 10.68%. The market price total return from Fund Inception to October 31, 2025 was 10.23%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco High Yield Systematic Bond ETF (GTOQ)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,				For the Period November 30, 2020(a) Through October 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.59	$22.50	$20.83	$21.00	$25.45	$25.00
Net investment income(b)	0.75	1.61	1.63	1.48	1.12	0.97
Net realized and unrealized gain (loss) on investments	(0.24)	0.09 (c)	1.66	(0.15)	(4.14)	0.43
Total from investment operations	0.51	1.70	3.29	1.33	(3.02)	1.40
Distributions to shareholders from:
Net investment income	(0.75)	(1.61)	(1.62)	(1.50)	(1.22)	(0.95)
Net realized gains	-	-	-	-	(0.11)	-
Return of capital	-	-	-	-	(0.10)	-
Total distributions	(0.75)	(1.61)	(1.62)	(1.50)	(1.43)	(0.95)
Net asset value at end of period	$22.35	$22.59	$22.50	$20.83	$21.00	$25.45
Market price at end of period(d)	$22.35	$22.66	$22.52	$20.90	$21.05	$25.51
Net Asset Value Total Return(e)	2.28%	7.84%	16.18%	6.47%	(12.57)%	5.65%(f)
Market Price Total Return(e)	1.96%	8.05%	15.88%	6.50%	(12.59)%	5.88%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$162,511	$134,213	$52,422	$41,656	$34,020	$41,491
Ratio to average net assets of:
Expenses	0.39%(g)	0.39%	0.39%	0.39%	0.39%	0.40%(g)
Net investment income	6.70%(g)	7.16%	7.32%	6.94%	4.82%	4.14%(g)
Portfolio turnover rate(h)	21%	70%	62%	53%	71%	49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to October 31, 2021 was 5.39%. The market price total return from Fund Inception to October 31, 2021 was 5.30%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco International Growth Focus ETF (MTRA)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period June 9, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$26.40	$25.00
Net investment income(b)	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.84)	1.33
Total from investment operations	(0.75)	1.40
Distributions to shareholders from:
Net investment income	(0.02)	-
Net realized gains	(0.16)	-
Total distributions	(0.18)	-
Net asset value at end of period	$25.47	$26.40
Market price at end of period(c)	$25.54	$26.39
Net Asset Value Total Return(d)	(2.86)%	5.60%(e)
Market Price Total Return(d)	(2.55)%	5.56%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$142,375	$167,375
Ratio to average net assets of:
Expenses	0.54%(f)	0.54%(f)
Net investment income	0.73%(f)	0.65%(f)
Portfolio turnover rate(g)	44%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to October 31, 2025 was 4.72%. The market price total return from Fund Inception to October 31, 2025 was 4.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
	Six Months Ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$52.89	$48.53	$50.00
Net investment income(b)	2.16	3.89	1.30
Net realized and unrealized gain (loss) on investments	1.68	4.84	(2.06)
Total from investment operations	3.84	8.73	(0.76)
Distributions to shareholders from:
Net investment income	(2.28)	(4.37)	(0.71)
Net asset value at end of period	$54.45	$52.89	$48.53
Market price at end of period(c)	$54.53	$53.00	$48.59
Net Asset Value Total Return(d)	7.40%	19.00%	(1.56)%(e)
Market Price Total Return(d)	7.32%	19.04%	(1.44)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$482,449	$241,163	$119,385
Ratio to average net assets of:
Expenses, after Waivers	0.36%(f)	0.16%	- %(f)
Expenses, prior to Waivers	0.39%(f)	0.39%	0.39%(f)
Net investment income	8.09%(f)	7.76%	8.88%(f)
Portfolio turnover rate(g)	3%	6%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was (1.35)%. The market price total return from Fund Inception to October 31, 2024 was (1.26)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco QQQ Hedged Advantage ETF (QQHG)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period May 5, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$61.03	$50.00
Net investment income(b)	0.07	0.07
Net realized and unrealized gain on investments	2.71	11.03
Total from investment operations	2.78	11.10
Distributions to shareholders from:
Net investment income	(0.07)	(0.07)
Net asset value at end of period	$63.74	$61.03
Market price at end of period(c)	$63.64	$61.04
Net Asset Value Total Return(d)	4.55%	22.20%(e)
Market Price Total Return(d)	4.38%	22.22%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,748	$12,206
Ratio to average net assets of:
Expenses	0.45%(f)	0.45%(f)
Net investment income	0.23%(f)	0.25%(f)
Portfolio turnover rate(g)	83%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (May 7, 2025, the first day of trading on the exchange) to October 31, 2025 was 22.59%. The market price total return from Fund Inception to October 31, 2025 was 22.54%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco QQQ Income Advantage ETF (QQA)
	Six Months Ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$54.05	$48.36	$50.00
Net investment income(b)	2.53	5.22	1.67
Net realized and unrealized gain (loss) on investments	0.65	5.65	(2.05)(c)
Total from investment operations	3.18	10.87	(0.38)
Distributions to shareholders from:
Net investment income	(2.71)	(5.18)	(1.26)
Net asset value at end of period	$54.52	$54.05	$48.36
Market price at end of period(d)	$54.60	$54.26	$48.50
Net Asset Value Total Return(e)	6.22%	24.00%	(0.76)%(f)
Market Price Total Return(d)	5.96%	24.09%	(0.47)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$677,697	$434,012	$132,012
Ratio to average net assets of:
Expenses, after Waivers	0.26%(g)	0.12%	- %(g)
Expenses, prior to Waivers	0.29%(g)	0.29%	0.29%(g)
Net investment income	9.74%(g)	10.48%	11.82%(g)
Portfolio turnover rate(h)	10%	26%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was 1.68%. The market price total return from Fund Inception to October 31, 2024 was 1.72%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco S&P 500® Downside Hedged ETF (PHDG)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$38.21	$37.95	$31.33	$35.18	$36.82	$32.51
Net investment income(a)	0.30	0.75	0.71	0.67	0.30	0.18
Net realized and unrealized gain (loss) on investments	2.45	0.30 (b)	6.68	(3.85)	(1.69)	4.31
Total from investment operations	2.75	1.05	7.39	(3.18)	(1.39)	4.49
Distributions to shareholders from:
Net investment income	(0.31)	(0.79)	(0.77)	(0.67)	(0.25)	(0.18)
Net asset value at end of period	$40.65	$38.21	$37.95	$31.33	$35.18	$36.82
Market price at end of period(c)	$40.54	$38.08	$37.91	$31.35	$35.24	$36.78
Net Asset Value Total Return(d)	7.27%	2.88%	23.72%	(9.09)%	(3.78)%	13.86%
Market Price Total Return(d)	7.35%	2.64%	23.51%	(9.19)%	(3.51)%	13.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,041	$72,606	$113,843	$133,163	$279,696	$250,377
Ratio to average net assets of:
Expenses, after Waivers(e)	0.34%(f)	0.34%	0.36%	0.36%	0.38%	0.38%
Expenses, prior to Waivers(e)	0.39%(f)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.56%(f)	2.05%	1.96%	2.04%	0.84%	0.52%
Portfolio turnover rate(g)	199%	929%	683%	1,213%	1,189%	597%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
	Six Months Ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$50.44	$51.09	$50.00
Net investment income(b)	2.25	4.69	1.57
Net realized and unrealized gain (loss) on investments	1.57	(0.64)(c)	0.72
Total from investment operations	3.82	4.05	2.29
Distributions to shareholders from:
Net investment income	(2.40)	(4.70)	(1.20)
Net asset value at end of period	$51.86	$50.44	$51.09
Market price at end of period(d)	$51.92	$50.57	$51.09
Net Asset Value Total Return(e)	7.75%	8.44%	4.59%(f)
Market Price Total Return(e)	7.58%	8.69%	4.59%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$757,127	$464,043	$267,714
Ratio to average net assets of:
Expenses, after Waivers	0.26%(g)	0.11%	- %(g)
Expenses, prior to Waivers	0.29%(g)	0.29%	0.29%(g)
Net investment income	8.87%(g)	9.39%	10.41%(g)
Portfolio turnover rate(h)	13%	50%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.62%. The market price total return from Fund Inception to October 31, 2024 was 3.49%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Short Duration High Yield ETF (GTOH)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,		For the Period December 7, 2022(a) Through October 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.70	$25.50	$24.05	$25.00
Net investment income(b)	0.76	1.63	1.73	1.56
Net realized and unrealized gain (loss) on investments	(0.23)	0.20	1.51	(0.96)
Total from investment operations	0.53	1.83	3.24	0.60
Distributions to shareholders from:
Net investment income	(0.77)	(1.63)	(1.79)	(1.55)
Net realized gains	(0.07)	-	-	-
Total distributions	(0.84)	(1.63)	(1.79)	(1.55)
Net asset value at end of period	$25.39	$25.70	$25.50	$24.05
Market price at end of period(c)	$25.49	$25.70	$25.64	$24.18
Net Asset Value Total Return(d)	2.09%	7.45%	13.80%	2.41%(e)
Market Price Total Return(d)	2.49%	6.85%	13.76%	2.94%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,663	$7,968	$10,200	$9,618
Ratio to average net assets of:
Expenses, after Waivers	0.48%(f)	0.46%	0.48%	0.49%(f)
Expenses, prior to Waivers	0.48%(f)	0.48%	0.48%	0.50%(f)
Net investment income	6.02%(f)	6.41%	6.83%	6.95%(f)
Portfolio turnover rate(g)	82%	148%	142%	103%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.45%. The market price total return from Fund Inception to October 31, 2023 was 2.61%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Short Duration Total Return Bond ETF (GTOS)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,		For the Period December 7, 2022(a) Through October 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.09	$24.95	$24.43	$25.00
Net investment income(b)	0.54	1.23	1.37	1.17
Net realized and unrealized gain (loss) on investments	(0.11)	0.20	0.53	(0.58)
Total from investment operations	0.43	1.43	1.90	0.59
Distributions to shareholders from:
Net investment income	(0.53)	(1.29)	(1.38)	(1.16)
Net asset value at end of period	$24.99	$25.09	$24.95	$24.43
Market price at end of period(c)	$25.00	$25.11	$24.96	$24.44
Net Asset Value Total Return(d)	1.72%	5.89%	7.95%	2.39%(e)
Market Price Total Return(d)	1.68%	5.93%	7.95%	2.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,218	$82,797	$9,979	$9,771
Ratio to average net assets of:
Expenses	0.30%(f)	0.31%	0.35%	0.36%(f)
Net investment income	4.37%(f)	4.93%	5.52%	5.21%(f)
Portfolio turnover rate(g)	216%	458%	117%	314%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.47%. The market price total return from Fund Inception to October 31, 2023 was 2.39%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period February 18, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$23.11	$25.00
Net investment income(b)	0.22	0.45
Net realized and unrealized gain (loss) on investments	7.49	(1.62)
Total from investment operations	7.71	(1.17)
Distributions to shareholders from:
Net investment income	(0.56)	(0.55)
Return of capital	-	(0.17)
Total distributions	(0.56)	(0.72)
Net asset value at end of period	$30.26	$23.11
Market price at end of period(c)	$30.28	$23.11
Net Asset Value Total Return(d)	33.77%	(4.73)%(e)
Market Price Total Return(d)	33.85%	(4.73)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,540	$48,765
Ratio to average net assets of:
Expenses	0.75%(f)	0.75%(f)
Net investment income	1.66%(f)	2.73%(f)
Portfolio turnover rate(g)	3%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 20, 2025, the first day of trading on the exchange) to October 31, 2025 was (4.46)%. The market price total return from Fund Inception to October 31, 2025 was (4.58)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Top QQQ ETF (QBIG)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period December 2, 2024(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$40.05	$30.00
Net investment income(b)	0.29	0.63
Net realized and unrealized gain (loss) on investments	(0.45)	9.42
Total from investment operations	(0.16)	10.05
Net asset value at end of period	$39.89	$40.05
Market price at end of period(c)	$39.82	$40.07
Net Asset Value Total Return(d)	(0.40)%	33.50%(e)
Market Price Total Return(d)	(0.63)%	33.57%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,901	$42,055
Ratio to average net assets of:
Expenses, after Waivers	0.21%(f)	0.21%(f)
Expenses, prior to Waivers	0.29%(f)	0.29%(f)
Net investment income	1.54%(f)	2.13%(f)
Portfolio turnover rate(g)	90%	106%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 4, 2024, the first day of trading on the exchange) to October 31, 2025 was 30.37%. The market price total return from Fund Inception to October 31, 2025 was 30.35%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$47.59	$46.92	$43.64	$44.73	$56.63	$57.57
Net investment income(a)	1.09	2.19	2.06	1.93	1.43	1.11
Net realized and unrealized gain (loss) on investments	(0.69)	0.66	3.27	(1.10)	(11.85)	0.08
Total from investment operations	0.40	2.85	5.33	0.83	(10.42)	1.19
Distributions to shareholders from:
Net investment income	(1.10)	(2.18)	(2.05)	(1.92)	(1.48)	(1.04)
Net realized gains	-	-	-	-	-	(1.09)
Total distributions	(1.10)	(2.18)	(2.05)	(1.92)	(1.48)	(2.13)
Net asset value at end of period	$46.89	$47.59	$46.92	$43.64	$44.73	$56.63
Market price at end of period(b)	$46.90	$47.57	$46.94	$43.67	$44.67	$56.67
Net Asset Value Total Return(c)	0.84%	6.27%	12.34%	1.69%	(18.65)%	2.06%
Market Price Total Return(c)	0.91%	6.17%	12.31%	1.90%	(18.81)%	2.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,260,335	$1,922,560	$1,724,395	$1,016,884	$738,113	$996,607
Ratio to average net assets of:
Expenses, after Waivers	0.34%(d)	0.27%	0.25%	0.41%	0.50%	0.50%
Expenses, prior to Waivers	0.35%(d)	0.39%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.66%(d)	4.67%	4.40%	4.17%	2.79%	1.96%
Portfolio turnover rate(e)	296%	629%	549%	496%	361%	475%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Ultra Short Duration ETF (GSY)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$50.24	$50.11	$49.68	$49.25	$50.38	$50.53
Net investment income(a)	1.07	2.42	2.71	2.09	0.58	0.32
Net realized and unrealized gain (loss) on investments	(0.10)	0.08	0.56	0.52	(1.15)	(0.14)
Total from investment operations	0.97	2.50	3.27	2.61	(0.57)	0.18
Distributions to shareholders from:
Net investment income	(1.05)	(2.37)	(2.84)	(2.18)	(0.56)	(0.33)
Net asset value at end of period	$50.16	$50.24	$50.11	$49.68	$49.25	$50.38
Market price at end of period(b)	$50.16	$50.24	$50.11	$49.68	$49.24	$50.38
Net Asset Value Total Return(c)	1.96%	5.11%	6.76%	5.40%	(1.13)%	0.36%
Market Price Total Return(c)	1.96%	5.11%	6.76%	5.42%	(1.15)%	0.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,466,050	$3,194,994	$2,235,080	$1,887,720	$2,108,024	$2,942,228
Ratio to average net assets of:
Expenses	0.22%(d)	0.22%	0.22%	0.23%	0.22%	0.22%
Net investment income	4.30%(d)	4.83%	5.43%	4.20%	1.16%	0.63%
Portfolio turnover rate(e)	24%	41%	50%	93%	28%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Variable Rate Investment Grade ETF (VRIG)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$25.10	$25.09	$24.90	$24.57	$25.09	$24.89
Net investment income(a)	0.57	1.28	1.53	1.43	0.43	0.19
Net realized and unrealized gain (loss) on investments	(0.02)	0.03	0.22	0.33	(0.54)	0.21
Total from investment operations	0.55	1.31	1.75	1.76	(0.11)	0.40
Distributions to shareholders from:
Net investment income	(0.58)	(1.30)	(1.56)	(1.43)	(0.41)	(0.20)
Net asset value at end of period	$25.07	$25.10	$25.09	$24.90	$24.57	$25.09
Market price at end of period(b)	$25.06	$25.09	$25.10	$24.92	$24.56	$25.10
Net Asset Value Total Return(c)	2.21%	5.38%	7.21%	7.32%	(0.45)%	1.62%
Market Price Total Return(c)	2.21%	5.30%	7.16%	7.46%	(0.53)%	1.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,481,390	$1,287,454	$1,062,725	$765,709	$571,327	$471,652
Ratio to average net assets of:
Expenses	0.30%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.61%(d)	5.11%	6.11%	5.74%	1.75%	0.77%
Portfolio turnover rate(e)	17%	62%	64%	91%	101%	93%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AAA CLO Floating Rate Note ETF (ICLO)	"AAA CLO Floating Rate Note ETF"
Invesco Active U.S. Real Estate ETF (PSR)	"Active U.S. Real Estate ETF"
Invesco Agency MBS ETF (IMTG)	"Agency MBS ETF"
Invesco Comstock Contrarian Equity ETF (CSTK)	"Comstock Contrarian Equity ETF"
Invesco Core Fixed Income ETF (GTOC)	"Core Fixed Income ETF"
Invesco Diversified Dividend Opportunities ETF (DVVY)	"Diversified Dividend Opportunities ETF"
Invesco Flexible Income ETF (FLXI)	"Flexible Income ETF"
Invesco Global Equity Net Zero ETF (IQSZ)	"Global Equity Net Zero ETF"
Invesco High Yield Systematic Bond ETF (GTOQ)(a)	"High Yield Systematic Bond ETF"
Invesco International Growth Focus ETF (MTRA)	"International Growth Focus ETF"
Invesco MSCI EAFE Income Advantage ETF (EFAA)	"MSCI EAFE Income Advantage ETF"
Invesco QQQ Hedged Advantage ETF (QQHG)	"QQQ Hedged Advantage ETF"
Invesco QQQ Income Advantage ETF (QQA)	"QQQ Income Advantage ETF"
Invesco S&P 500® Downside Hedged ETF (PHDG)	"S&P 500® Downside Hedged ETF"
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	"S&P 500 Equal Weight Income Advantage ETF"
Invesco Short Duration High Yield ETF (GTOH)(b)	"Short Duration High Yield ETF"
Invesco Short Duration Total Return Bond ETF (GTOS)	"Short Duration Total Return Bond ETF"
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)	"SteelPath MLP & Energy Infrastructure ETF"
Invesco Top QQQ ETF (QBIG)	"Top QQQ ETF"
Invesco Total Return Bond ETF (GTO)	"Total Return Bond ETF"
Invesco Ultra Short Duration ETF (GSY)	"Ultra Short Duration ETF"
Invesco Variable Rate Investment Grade ETF (VRIG)	"Variable Rate Investment Grade ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco High Yield Bond Factor ETF to Invesco High Yield Systematic Bond ETF.
(b)	Effective February 23, 2026, the Fund’s name changed from Invesco High Yield Select ETF to Invesco Short Duration High Yield ETF.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
AAA CLO Floating Rate Note ETF	Cboe BZX Exchange, Inc.
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Agency MBS ETF	Cboe BZX Exchange, Inc.
Comstock Contrarian Equity ETF	Cboe BZX Exchange, Inc.
Core Fixed Income ETF	Cboe BZX Exchange, Inc.
Diversified Dividend Opportunities ETF	Cboe BZX Exchange, Inc.
Flexible Income ETF	Cboe BZX Exchange, Inc.
Global Equity Net Zero ETF	NYSE Arca, Inc.
High Yield Systematic Bond ETF	The Nasdaq Stock Market LLC
International Growth Focus ETF	Cboe BZX Exchange, Inc.
MSCI EAFE Income Advantage ETF	NYSE Arca, Inc.
QQQ Hedged Advantage ETF	The Nasdaq Stock Market LLC
QQQ Income Advantage ETF	The Nasdaq Stock Market LLC
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
S&P 500 Equal Weight Income Advantage ETF	NYSE Arca, Inc.
Short Duration High Yield ETF	Cboe BZX Exchange, Inc.
Short Duration Total Return Bond ETF	Cboe BZX Exchange, Inc.
SteelPath MLP & Energy Infrastructure ETF	Cboe BZX Exchange, Inc.
Top QQQ ETF	The Nasdaq Stock Market LLC
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The Nasdaq Stock Market LLC
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of AAA CLO Floating Rate Note ETF, Agency MBS ETF, Core Fixed Income ETF, Flexible Income ETF, High Yield Systematic Bond ETF, Short Duration High Yield ETF, Short Duration Total Return Bond ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities (“Deposit Securities”). Creation Units of Active U.S. Real Estate ETF, Comstock Contrarian Equity ETF, Diversified Dividend Opportunities ETF, Global Equity Net Zero ETF, International Growth Focus ETF and SteelPath MLP & Energy Infrastructure ETF are issued and redeemed principally in exchange for the deposit or delivery of Deposit Securities, though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Creation Units of MSCI EAFE Income Advantage ETF, QQQ Hedged Advantage ETF, QQQ Income Advantage ETF, S&P 500® Downside Hedged ETF, S&P 500 Equal Weight Income Advantage ETF and Top QQQ ETF are issued and redeemed partially in exchange for cash and partially in exchange for the deposit or delivery of Deposit Securities, though each Fund reserves the right to issue and redeem Creation Units principally in exchange for cash or for Deposit Securities. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is listed below.

Fund	Investment Objective
AAA CLO Floating Rate Note ETF	To seek current income and capital preservation.
Active U.S. Real Estate ETF	To seek to achieve high total return through growth of capital and current income.
Agency MBS ETF	To seek a high level of current income, with liquidity and safety of principal.
Comstock Contrarian Equity ETF	To seek total return through growth of capital and current income.
Core Fixed Income ETF	To seek total return.
Diversified Dividend Opportunities ETF	To seek long-term growth of capital and, secondarily, current income.
Flexible Income ETF	To seek income with a total return focus.
Global Equity Net Zero ETF	To seek long-term total return.
High Yield Systematic Bond ETF	To seek total return.
International Growth Focus ETF	To seek to provide capital appreciation.
MSCI EAFE Income Advantage ETF	To seek total return through current income and long-term growth of capital.
QQQ Hedged Advantage ETF	To seek to provide capital appreciation.
QQQ Income Advantage ETF	To seek total return through current income and long-term growth of capital.
S&P 500® Downside Hedged ETF	To seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.
S&P 500 Equal Weight Income Advantage ETF	To seek total return through current income and long-term growth of capital.
Short Duration High Yield ETF	To seek current income.
Short Duration Total Return Bond ETF	To seek total return, comprised of income and capital appreciation.
SteelPath MLP & Energy Infrastructure ETF	To seek total return.
Top QQQ ETF	To seek total return through long-term growth of capital.
Total Return Bond ETF	To seek maximum total return, comprised of income and capital appreciation.
Ultra Short Duration ETF	To seek maximum current income, consistent with preservation of capital and daily liquidity.
Variable Rate Investment Grade ETF	To seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except Active U.S. Real Estate ETF, Comstock Contrarian Equity ETF, Diversified Dividend Opportunities ETF, Global Equity Net Zero ETF, International Growth Focus ETF, QQQ Hedged Advantage ETF, S&P 500® Downside Hedged ETF and Top QQQ ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Active U.S. Real Estate ETF, Comstock Contrarian Equity ETF, Diversified Dividend Opportunities ETF, Global Equity Net Zero ETF, QQQ Hedged Advantage ETF and S&P 500® Downside Hedged ETF each declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. International Growth Focus ETF and Top QQQ ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund (except for Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF), and for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit.
Ultra Short Duration ETF is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Commercial Mortgage-Backed Securities - Certain Funds may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although a Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
L.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
M.
Master Limited Partnerships (“MLPs”) - SteelPath MLP & Energy Infrastructure ETF invests in MLPs, which are generally publicly traded limited partnerships or limited liability companies. Investments in MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Also, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to the Fund, which right would continue after the Fund sold its investment in the MLP.
N.
Return of Capital - Distributions received from SteelPath MLP & Energy Infrastructure ETF’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
O.
Equity-Linked Notes - Certain Funds may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing a Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an

ELN, a Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, a Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose a Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, a Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include a Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the underlying securities directly.
P.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, each Fund (except for AAA CLO Floating Rate Note ETF, Agency MBS ETF, Core Fixed Income ETF, Diversified Dividend Opportunities ETF, Flexible Income ETF, High Yield Systematic Bond ETF, QQQ Hedged Advantage ETF, Short Duration High Yield ETF, Top QQQ ETF and Variable Rate Investment Grade ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Active U.S. Real Estate ETF	$55
Comstock Contrarian Equity ETF	48
Global Equity Net Zero ETF	2,551
International Growth Focus ETF	287
MSCI EAFE Income Advantage ETF	25
QQQ Income Advantage ETF	349

Amount
S&P 500 Equal Weight Income Advantage ETF	$903
S&P 500® Downside Hedged ETF	12
Short Duration Total Return Bond ETF	11
SteelPath MLP & Energy Infrastructure ETF	2,848
Total Return Bond ETF	1,187
Ultra Short Duration ETF	149

Q.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
R.
Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.
A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.
S.
Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity, interest rate,  and market price movements and/or currency risks.
A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
T.
Call Options Purchased and Written - Certain Funds may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statements of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
U.
Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Options written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Statements of Assets and Liabilities.
A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
V.
Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant ("FCM")) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
W.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. Government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a Fund’s NAV.
Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Commodity Pool Risk. Flexible Income ETF’s and S&P 500® Downside Hedged ETF’s investments in futures contracts have caused them to be deemed commodity pools, thereby subjecting them to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage these Funds in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as commodity pools may have negative effects on the ability of these Funds to engage in their planned investment programs. Additionally, these Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Funds from exceeding any applicable position limits established by the CFTC. Such actions may subject the Funds to substantial losses.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Environmental, Social and Governance ("ESG") Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement certain Funds’ investment strategies in pursuit of their investment objectives may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect a Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to a Fund’s performance.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which a Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Growth Investing Risk. For certain Funds, the market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting a Fund to a substantial risk of loss.
Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Interest Rate Risk. Interest rate risk refers to the risk that fixed income securities’ prices generally fall as interest rates rise; conversely, fixed income securities’ prices generally rise as interest rates fall. Specific fixed income securities differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a fixed income security’s price to a one percent change in interest rates. Fixed income securities with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than fixed income securities with shorter durations.
Leverage Risk. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio holdings, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Funds are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Net Zero Committed Companies Risk. Because Global Equity Net Zero ETF will exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not pursue a net zero carbon economy investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not employ such an investment strategy. In addition, there is a risk that the companies identified by the Fund’s investment strategy will not operate as expected with respect to the transition to a net zero economy and the reduction of global greenhouse gas emissions. Further, in selecting companies for inclusion in the Fund’s portfolio, the Sub-Adviser may rely on information and data related to carbon intensity and carbon emissions provided by a third-party research firm, which could be incomplete or erroneous, which in turn could cause the Sub-Adviser to assess a company’s net zero carbon economy characteristics incorrectly.
Non-Diversified Fund Risk. Each Fund (except AAA CLO Floating Rate Note ETF, Diversified Dividend Opportunities ETF, Flexible Income ETF, High Yield Systematic Bond ETF, S&P 500® Downside Hedged ETF, Short Duration High Yield ETF, Short Duration Total Return Bond ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund and an increase in taxable capital gains distributions to a Fund’s shareholders.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
To-be-Announced ("TBA") Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns. In addition, TBA transactions may significantly increase a Fund’s portfolio turnover rate.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when investors will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary, and at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF), oversight of Invesco, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).
Pursuant to an Investment Advisory Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF), and for each Fund the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
AAA CLO Floating Rate Note ETF	0.19%
Active U.S. Real Estate ETF	0.35%
Agency MBS ETF	0.22%
Comstock Contrarian Equity ETF	0.35%
Core Fixed Income ETF	0.25%
Diversified Dividend Opportunities ETF	0.33%
Flexible Income ETF	0.39%
Global Equity Net Zero ETF	0.19%
High Yield Systematic Bond ETF	0.39%
International Growth Focus ETF	0.54%
MSCI EAFE Income Advantage ETF	0.39%
QQQ Hedged Advantage ETF	0.45%
QQQ Income Advantage ETF	0.29%
S&P 500® Downside Hedged ETF	0.39%
S&P 500 Equal Weight Income Advantage ETF	0.29%
Short Duration High Yield ETF	0.48%
Short Duration Total Return Bond ETF	0.30%
SteelPath MLP & Energy Infrastructure ETF	0.75%
Top QQQ ETF	0.29%
Total Return Bond ETF	0.35%
Ultra Short Duration ETF	0.20%
Variable Rate Investment Grade ETF	0.30%
Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees and officers, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.
The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2028. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, the Adviser has contractually agreed to waive the management fee payable by each Fund (except for Total Return Bond ETF and Ultra Short Duration ETF) in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”) or (ii) the management fee available to be waived. For Total Return Bond ETF and Ultra Short Duration ETF, the Adviser has contractually agreed to waive a portion of the management fee payable and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. These waivers (except for Total Return Bond ETF and Ultra Short Duration ETF) are in place through at least August 31, 2028, and there is no guarantee that the Adviser will extend them past that date. These waivers are not subject to recapture by the Adviser.
For the six months ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AAA CLO Floating Rate Note ETF	$3,669
Active U.S. Real Estate ETF	41
Agency MBS ETF(a)	854
Comstock Contrarian Equity ETF	2,164
Core Fixed Income ETF	8,542
Diversified Dividend Opportunities ETF(b)	2
Flexible Income ETF(a)	157
Global Equity Net Zero ETF	67
High Yield Systematic Bond ETF	397
International Growth Focus ETF	542
MSCI EAFE Income Advantage ETF	58,793
QQQ Hedged Advantage ETF	38
QQQ Income Advantage ETF	87,854
S&P 500® Downside Hedged ETF	15,391
S&P 500 Equal Weight Income Advantage ETF	97,641
Short Duration High Yield ETF	145
Short Duration Total Return Bond ETF	898
SteelPath MLP & Energy Infrastructure ETF	371
Top QQQ ETF	15,750
Total Return Bond ETF	67,203
Ultra Short Duration ETF	9,655
Variable Rate Investment Grade ETF	7,282

(a)	For the period February 23, 2026 (commencement of investment operations) through April 30, 2026.
(b)	For the period March 16, 2026 (commencement of investment operations) through April 30, 2026.
The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of April 30, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2026, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Comstock Contrarian Equity ETF	$5,218
Diversified Dividend Opportunities ETF(a)	17
Global Equity Net Zero ETF	6,917
International Growth Focus ETF	1,778
QQQ Hedged Advantage ETF	316
S&P 500® Downside Hedged ETF	8,483
SteelPath MLP & Energy Infrastructure ETF	176
Top QQQ ETF	314

(a)	For the period March 16, 2026 (commencement of investment operations) through April 30, 2026.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026, for each Fund (except for Comstock Contrarian Equity ETF, Diversified Dividend Opportunities ETF and QQQ Hedged Advantage ETF). As of April 30, 2026, all of the securities in Comstock Contrarian Equity ETF, Diversified Dividend Opportunities ETF and QQQ Hedged Advantage ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$456,369,614	$-	$456,369,614
Money Market Funds	3,716,844	-	-	3,716,844
Total Investments in Securities	3,716,844	456,369,614	-	460,086,458
Other Investments - Assets*
Forward Foreign Currency Contracts	-	1,656	-	1,656
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(445,357)	-	(445,357)
Total Other Investments	-	(443,701)	-	(443,701)
Total Investments	$3,716,844	$455,925,913	$-	$459,642,757

	Level 1	Level 2	Level 3	Total
Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,877,771	$-	$-	$51,877,771
Money Market Funds	56,894	1,112,105	-	1,168,999
Total Investments	$51,934,665	$1,112,105	$-	$53,046,770
Agency MBS ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$-	$15,026,110	$-	$15,026,110
Certificates of Deposit	-	1,900,732	-	1,900,732
Commercial Paper	-	1,799,643	-	1,799,643
Asset-Backed Securities	-	1,437,797	-	1,437,797
U.S. Treasury Securities	-	31,846	-	31,846
Money Market Funds	4,238,419	-	-	4,238,419
Total Investments in Securities	4,238,419	20,196,128	-	24,434,547
Other Investments - Assets*
Futures Contracts	16,615	-	-	16,615
Other Investments - Liabilities*
Futures Contracts	(173)	-	-	(173)
U.S. Government Sponsored Agency Mortgage-Backed Securities Short	-	(295,590)	-	(295,590)
	(173)	(295,590)	-	(295,763)
Total Other Investments	16,442	(295,590)	-	(279,148)
Total Investments	$4,254,861	$19,900,538	$-	$24,155,399
Core Fixed Income ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$81,015,086	$-	$81,015,086
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	57,161,449	-	57,161,449
U.S. Treasury Securities	-	51,445,906	-	51,445,906
Asset-Backed Securities	-	37,448,197	-	37,448,197
Agency Credit Risk Transfer Notes	-	426,626	-	426,626
Money Market Funds	12,239,154	826,114	-	13,065,268
Total Investments in Securities	12,239,154	228,323,378	-	240,562,532
Other Investments - Assets*
Futures Contracts	177,002	-	-	177,002
Other Investments - Liabilities*
Futures Contracts	(125,005)	-	-	(125,005)
Total Other Investments	51,997	-	-	51,997
Total Investments	$12,291,151	$228,323,378	$-	$240,614,529

	Level 1	Level 2	Level 3	Total
Flexible Income ETF
Investments in Securities
Asset-Backed Securities	$-	$4,957,634	$-	$4,957,634
U.S. Dollar Denominated Bonds & Notes	-	3,766,433	-	3,766,433
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	2,714,535	-	2,714,535
Non-U.S. Dollar Denominated Bonds & Notes	-	1,696,691	-	1,696,691
U.S. Treasury Securities	-	749,031	-	749,031
Agency Credit Risk Transfer Notes	-	299,944	-	299,944
Options Purchased	-	28,641	-	28,641
Money Market Funds	459,331	-	-	459,331
Total Investments in Securities	459,331	14,212,909	-	14,672,240
Other Investments - Assets*
Futures Contracts	41,860	-	-	41,860
Swap Agreements	-	40,324	-	40,324
	41,860	40,324	-	82,184
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(53,967)	-	(53,967)
Futures Contracts	(65,792)	-	-	(65,792)
Swap Agreements	-	(45,359)	-	(45,359)
Options Written	-	(296,585)	-	(296,585)
	(65,792)	(395,911)	-	(461,703)
Total Other Investments	(23,932)	(355,587)	-	(379,519)
Total Investments	$435,399	$13,857,322	$-	$14,292,721
Global Equity Net Zero ETF
Investments in Securities
Common Stocks & Other Equity Interests	$111,137,255	$52,601,347	$-	$163,738,602
Preferred Stocks	-	153,914	-	153,914
Money Market Funds	-	3,570,428	-	3,570,428
Total Investments	$111,137,255	$56,325,689	$-	$167,462,944
High Yield Systematic Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$157,713,379	$-	$157,713,379
U.S. Treasury Securities	-	599,306	-	599,306
Common Stocks & Other Equity Interests	-	37,392	858	38,250
Money Market Funds	768,106	39,847,440	-	40,615,546
Total Investments in Securities	768,106	198,197,517	858	198,966,481
Other Investments - Assets*
Futures Contracts	104,006	-	-	104,006
Swap Agreements	-	114,364	-	114,364
	104,006	114,364	-	218,370
Other Investments - Liabilities*
Futures Contracts	(277,874)	-	-	(277,874)
Total Other Investments	(173,868)	114,364	-	(59,504)
Total Investments	$594,238	$198,311,881	$858	$198,906,977
International Growth Focus ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,311,166	$117,860,085	$-	$139,171,251
Money Market Funds	1,347,901	7,472,437	-	8,820,338
Total Investments	$22,659,067	$125,332,522	$-	$147,991,589

	Level 1	Level 2	Level 3	Total
MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,270,646	$369,943,813	$-	$374,214,459
Equity Linked Notes	-	25,158,575	-	25,158,575
Money Market Funds	80,714,213	17,147,085	-	97,861,298
Total Investments	$84,984,859	$412,249,473	$-	$497,234,332
QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$520,463,230	$-	$-	$520,463,230
Equity Linked Notes	-	28,922,841	-	28,922,841
Money Market Funds	127,974,726	1,059,941	-	129,034,667
Total Investments	$648,437,956	$29,982,782	$-	$678,420,738
S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,584,510	$-	$0	$47,584,510
Money Market Funds	15,635,995	116,435	-	15,752,430
Total Investments in Securities	63,220,505	116,435	0	63,336,940
Other Investments - Assets*
Futures Contracts	962,435	-	-	962,435
Other Investments - Liabilities*
Futures Contracts	(62,005)	-	-	(62,005)
Total Other Investments	900,430	-	-	900,430
Total Investments	$64,120,935	$116,435	$0	$64,237,370
S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$570,661,927	$-	$0	$570,661,927
Equity Linked Notes	-	38,502,141	-	38,502,141
Money Market Funds	144,093,547	9,630,719	-	153,724,266
Total Investments	$714,755,474	$48,132,860	$0	$762,888,334
Short Duration High Yield ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,997,077	$-	$9,997,077
Variable Rate Senior Loan Interests	-	492,305	46,115	538,420
Non-U.S. Dollar Denominated Bonds & Notes	-	114,024	-	114,024
Money Market Funds	276,048	545,263	-	821,311
Total Investments in Securities	276,048	11,148,669	46,115	11,470,832
Other Investments - Assets*
Forward Foreign Currency Contracts	-	190	-	190
Total Investments	$276,048	$11,148,859	$46,115	$11,471,022

	Level 1	Level 2	Level 3	Total
Short Duration Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$86,940,947	$-	$86,940,947
Asset-Backed Securities	-	31,717,883	-	31,717,883
U.S. Treasury Securities	-	2,171,762	-	2,171,762
Variable Rate Senior Loan Interests	-	-	1,824,550	1,824,550
Agency Credit Risk Transfer Notes	-	298,881	-	298,881
Preferred Stocks	146,830	-	-	146,830
Exchange-Traded Funds	137,619	-	-	137,619
Money Market Funds	277,900	1,828,455	-	2,106,355
Total Investments in Securities	562,349	122,957,928	1,824,550	125,344,827
Other Investments - Assets*
Futures Contracts	400,337	-	-	400,337
Other Investments - Liabilities*
Futures Contracts	(475,810)	-	-	(475,810)
Total Other Investments	(75,473)	-	-	(75,473)
Total Investments	$486,876	$122,957,928	$1,824,550	$125,269,354
SteelPath MLP & Energy Infrastructure ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,345,642	$-	$-	$47,345,642
Master Limited Partnerships & Related Entities	15,538,458	-	-	15,538,458
Money Market Funds	525,715	18,547	-	544,262
Total Investments	$63,409,815	$18,547	$-	$63,428,362
Top QQQ ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,561,554	$-	$-	$12,561,554
Money Market Funds	19,627,368	-	-	19,627,368
Total Investments in Securities	32,188,922	-	-	32,188,922
Other Investments - Assets*
Swap Agreements	-	3,088,482	-	3,088,482
Total Investments	$32,188,922	$3,088,482	$-	$35,277,404

	Level 1	Level 2	Level 3	Total
Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,175,041,074	$3,096,384	$1,178,137,458
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	696,570,305	-	696,570,305
Asset-Backed Securities	-	555,301,185	2,798,660	558,099,845
U.S. Treasury Securities	-	284,132,153	-	284,132,153
Variable Rate Senior Loan Interests	-	27,698,520	22,575,595	50,274,115
Exchange-Traded Funds	30,444,770	-	-	30,444,770
Municipal Obligations	-	11,839,810	-	11,839,810
Preferred Stocks	10,371,901	-	-	10,371,901
Agency Credit Risk Transfer Notes	-	4,448,232	-	4,448,232
U.S. Government Sponsored Agency Securities	-	2,543,653	-	2,543,653
Common Stocks & Other Equity Interests	-	-	904,451	904,451
Non-U.S. Dollar Denominated Bonds & Notes	-	477,769	-	477,769
Options Purchased	1,584,550	-	-	1,584,550
Money Market Funds	-	131,048,055	-	131,048,055
Total Investments in Securities	42,401,221	2,889,100,756	29,375,090	2,960,877,067
Other Investments - Assets*
Forward Foreign Currency Contracts	-	636	-	636
Futures Contracts	3,693,908	-	-	3,693,908
Investments Matured	-	20,500	-	20,500
	3,693,908	21,136	-	3,715,044
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(2,968)	-	(2,968)
Futures Contracts	(3,190,742)	-	-	(3,190,742)
	(3,190,742)	(2,968)	-	(3,193,710)
Total Other Investments	503,166	18,168	-	521,334
Total Investments	$42,904,387	$2,889,118,924	$29,375,090	$2,961,398,401
Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,312,446,295	$-	$2,312,446,295
Asset-Backed Securities	-	592,238,070	-	592,238,070
Commercial Paper	-	423,782,830	-	423,782,830
U.S. Treasury Securities	-	48,344,785	-	48,344,785
Certificates of Deposit	-	30,545,393	-	30,545,393
Repurchase Agreements	-	30,000,000	-	30,000,000
Exchange-Traded Funds	9,270,616	-	-	9,270,616
Money Market Funds	-	42,795,185	-	42,795,185
Total Investments	$9,270,616	$3,480,152,558	$-	$3,489,423,174
Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$539,936,289	$-	$539,936,289
Agency Credit Risk Transfer Notes	-	341,207,036	-	341,207,036
U.S. Treasury Securities	-	251,680,632	-	251,680,632
Asset-Backed Securities	-	234,250,481	-	234,250,481
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	104,155,913	-	104,155,913
Money Market Funds	27,523,618	16,837,628	-	44,361,246
Total Investments	$27,523,618	$1,488,067,979	$-	$1,515,591,597

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2026:
Invesco Short Duration Total Return Bond ETF (GTOS)	Value 10/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/26
Variable Rate Senior Loan Interests	$—	$1,810,900	$—	$—	$—	$13,650	$—	$—	$1,824,550

Invesco Total Return Bond ETF (GTO)	Value 10/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/26
Variable Rate Senior Loan Interests	$—	$22,225,930	$—	$—	$—	$349,665	$—	$—	$22,575,595
U.S. Dollar Denominated Bonds & Notes	13,882,981	186,168	(12,097,099)	(6,770)	492,691	638,413	—	—	3,096,384
Asset-Backed Securities	2,764,010	—	—	—	—	34,650	—	—	2,798,660
Common Stocks & Other Equity Interests	—	857,300	—	—	—	47,151	—	—	904,451
Total	$16,646,991	$23,269,398	$(12,097,099)	$(6,770)	$492,691	$1,069,879	$—	$—	$29,375,090
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 04/30/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Invesco Short Duration Total Return Bond ETF
Variable Rate Senior Loan Interests	$1,824,550	Third-Party Pricing	Broker Quote	100.25% of Par	-
Total	1,824,550
Invesco Total Return Bond ETF
Variable Rate Senior Loan Interests	22,575,595	Third-Party Pricing	Broker Quote	100.25% of Par	-
U.S. Dollar Denominated Bonds & Notes	3,096,384	Discounted Cash Flow Model	Discount Rate	5.84%	-
Asset-Backed Securities	2,798,660	Third-Party Pricing	Broker Quote	101.77% of Par	-
Common Stocks & Other Equity Interests	904,451	Third-Party Pricing	Broker Quote	1.06% of Par	-
Total	29,375,090
NOTE 5—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
	AAA CLO Floating Rate Note ETF	Agency MBS ETF	Core Fixed Income ETF	Flexible Income ETF			High Yield Systematic Bond ETF
Derivative Assets	Currency Risk	Interest Rate Risk	Interest Rate Risk	Currency Risk	Interest Rate Risk	Total	Credit Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$1,656	$-	$-	$-	$-	$-	$-	$-	$-
Unrealized appreciation on futures contracts— Exchange-Traded(a)	-	16,615	177,002	-	41,860	41,860	-	104,006	$104,006
Unrealized appreciation on swap agreements— Centrally Cleared	-	-	-	-	40,324	40,324	114,364	-	$114,364
Purchased options, at value - Exchange-Traded	-	-	-	-	-	-	-	-	$-
Purchased options, at value - OTC	-	-	-	28,641	-	28,641	-	-	$-
Total Derivative Assets	1,656	16,615	177,002	28,641	82,184	110,825	114,364	104,006	218,370
Derivatives not subject to master netting agreements	-	(16,615)	(177,002)	-	(82,184)	(82,184)	(114,364)	(104,006)	(218,370)
Total Derivative Assets subject to master netting agreements	$1,656	$-	$-	$28,641	$-	$28,641	$-	$-	$-
Derivative Liabilities	Currency Risk	Interest Rate Risk	Interest Rate Risk	Currency Risk	Interest Rate Risk	Total	Credit Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$(445,357)	$-	$-	$(53,967)	$-	$(53,967)	$-	$-	$-
Unrealized depreciation on futures contracts— Exchange-Traded(a)	-	(173)	(125,005)	-	(65,792)	(65,792)	-	(277,874)	$(277,874)
Unrealized depreciation on swap agreements - Centrally Cleared	-	-	-	-	(45,359)	(45,359)	-	-	$-
Options written, at value - Exchange-Traded	-	-	-	-	-	-	-	-	$-
Options written, at value - OTC	-	-	-	(47,365)	(249,220)	(296,585)	-	-	$-
Total Derivative Liabilities	(445,357)	(173)	(125,005)	(101,332)	(360,371)	(461,703)	-	(277,874)	(277,874)
Derivatives not subject to master netting agreements	-	173	125,005	-	111,151	111,151	-	277,874	277,874
Total Derivative Liabilities subject to master netting agreements	$(445,357)	$-	$-	$(101,332)	$(249,220)	$(350,552)	$-	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

Value
	QQQ Hedged Advantage ETF	S&P 500® Downside Hedged ETF	High Yield Select ETF	Short Duration Total Return Bond ETF
Derivative Assets	Equity Risk	Equity Risk	Currency Risk	Interest Rate Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$-	$-	$190	$-
Unrealized appreciation on futures contracts—Exchange-Traded(a)	-	962,435	-	400,337
Unrealized appreciation on swap agreements—Centrally Cleared	-	-	-	-
Purchased options, at value - Exchange-Traded	472,821	-	-	-
Purchased options, at value - OTC	-	-	-	-
Total Derivative Assets	472,821	962,435	190	400,337
Derivatives not subject to master netting agreements	(472,821)	(962,435)	-	(400,337)
Total Derivative Assets subject to master netting agreements	$-	$-	$190	$-
Derivative Liabilities	Equity Risk	Equity Risk	Currency Risk	Interest Rate Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$-	$-	$-	$-
Unrealized depreciation on futures contracts—Exchange-Traded(a)	-	(62,005)	-	(475,810)
Unrealized depreciation on swap agreements - Centrally Cleared	-	-	-	-
Options written, at value - Exchange-Traded	(104,080)	-	-	-
Options written, at value - OTC	-	-	-	-
Total Derivative Liabilities	(104,080)	(62,005)	-	(475,810)
Derivatives not subject to master netting agreements	104,080	62,005	-	475,810
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

	Value
	Top QQQ ETF	Total Return Bond ETF
Derivative Assets	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$-	$636	$-	$-	$636
Unrealized appreciation on futures contracts—Exchange-Traded(a)	-	-	-	3,693,908	3,693,908
Unrealized appreciation on swap agreements—OTC	3,088,482	-	-	-	-
Purchased options, at value - Exchange-Traded	-	-	1,584,550	-	1,584,550
Total Derivative Assets	3,088,482	636	1,584,550	3,693,908	5,279,094
Derivatives not subject to master netting agreements	-	-	(1,584,550)	(3,693,908)	(5,278,458)
Total Derivative Assets subject to master netting agreements	$3,088,482	$636	$-	$-	$636
Derivative Liabilities	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$-	$(2,968)	$-	$-	$(2,968)
Unrealized depreciation on futures contracts—Exchange-Traded(a)	-	-	-	(3,190,742)	(3,190,742)
Total Derivative Liabilities	-	(2,968)	-	(3,190,742)	(3,193,710)
Derivatives not subject to master netting agreements	-	-	-	3,190,742	3,190,742
Total Derivative Liabilities subject to master netting agreements	$-	$(2,968)	$-	$-	$(2,968)

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

Offsetting Assets and Liabilities
The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026:

AAA CLO Floating Rate Note ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
BNP Paribas	$−	$(445,357)	$(445,357)	$—	$—	$(445,357)
JPMorgan	1,656	−	1,656	—	—	1,656
Total	$1,656	$(445,357)	$(443,701)	$—	$—	$(443,701)
Flexible Income ETF
	Financial Derivative Assets	Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Options Purchased	Forward foreign currency contracts	Options Written	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$17,251	$(31,467)	$(28,777)	$(60,244)	$(42,993)	$—	$—	$(42,993)
Goldman Sachs International	11,390	(22,500)	(18,588)	(41,088)	(29,698)	—	—	(29,698)
Morgan Stanley and Co. International PLC	—	—	(249,220)	(249,220)	(249,220)	—	—	(249,220)
Total	$28,641	$(53,967)	$(296,585)	$(350,552)	$(321,911)	$—	$—	$(321,911)
Short Duration High Yield ETF
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$190	$190	$—	$—	$190
Top QQQ ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$857,953	$−	$857,953	$-	$-	$857,953
Goldman Sachs International	858,371	−	858,371	-	-	858,371
Morgan Stanley Capital Services LLC	857,359	−	857,359	-	-	857,359
Societe Generale SA	514,799	−	514,799	-	-	514,799
Total	$3,088,482	$−	$3,088,482	$-	$-	$3,088,482
Total Return Bond ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$636	$−	$636	$—	$—	$636
State Street Bank & Trust	−	(2,968)	(2,968)	—	—	(2,968)
Total	$636	$(2,968)	$(2,332)	$—	$—	$(2,332)

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	AAA CLO Floating Rate Note ETF	Agency MBS ETF	Core Fixed Income ETF	Flexible Income ETF			High Yield Systematic Bond ETF
	Currency Risk	Interest Rate Risk		Currency Risk	Interest Rate Risk	Total	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$735,108	$-	$-	$81,342	$-	$81,342	$-	$1,186	$-	$1,186
Futures contracts	-	(823)	(223,383)	-	-	-	-	-	$41,405	$41,405
Options purchased(a)	-	-	-	(7,603)	-	(7,603)	-	-	$-	$-
Options written	-	-	-	5,259	-	5,259	-	-	$-	$-
Swap agreements	-	-	-	-	937	937	(36,216)	-	$-	$(36,216)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(439,250)	-	-	(53,967)	-	(53,967)	-	(1,855)	$-	$(1,855)
Futures contracts	-	16,442	87,003	-	(23,932)	(23,932)	-	-	$(211,699)	$(211,699)
Options purchased(a)	-	-	-	(22,809)	-	(22,809)	-	-	$-	$-
Options written	-	-	-	(45,725)	-	(45,725)	-	-	$-	$-
Swap agreements	-	-	-	-	(5,035)	(5,035)	114,364	-	$-	$114,364
Total	$295,858	$15,619	$(136,380)	$(43,503)	$(28,030)	$(71,533)	$78,148	$(669)	$(170,294)	$(92,815)

	Location of Gain (Loss) on Statements of Operations
	QQQ Hedged Advantage ETF	S&P 500® Downside Hedged ETF	High Yield Select ETF			Short Duration Total Return Bond ETF
	Equity Risk		Currency Risk	Interest Rate Risk	Total	Interest Rate Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$(404)	$-	$(404)	$-
Futures contracts	-	1,246,265	-	(5,339)	(5,339)	(145,185)
Options purchased(a)	(173,574)	-	-	-	-	-
Options written	128,834	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	(1,611)	-	(1,611)	-
Futures contracts	-	896,086	-	-	-	(60,459)
Options purchased(a)	(173,375)	-	-	-	-	-
Options written	(10,892)	-	-	-	-	-
Total	$(229,007)	$2,142,351	$(2,015)	$(5,339)	$(7,354)	$(205,644)

Location of Gain (Loss) on Statements of Operations
	Top QQQ ETF	Total Return Bond ETF
	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(6,140)	$-	$-	$(6,140)
Futures contracts	-	-	-	(2,396,462)	(2,396,462)
Options purchased(a)	-	-	(334,160)	-	(334,160)
Swap agreements	(839,455)	-	-	-	-

Location of Gain (Loss) on Statements of Operations
	Top QQQ ETF	Total Return Bond ETF
	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$(13,433)	$-	$-	$(13,433)
Futures contracts	-	-	-	246,124	246,124
Options purchased(a)	-	-	126,524	-	126,524
Swap agreements	(1,949,762)	-	-	(31,740)	(31,740)
Total	$(2,789,217)	$(19,573)	$(207,636)	$(2,182,078)	$(2,409,287)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation
(depreciation) on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	AAA CLO Floating Rate Note ETF	Agency MBS ETF	Core Fixed Income ETF	Flexible Income ETF	High Yield Systematic Bond ETF
Forward foreign currency contracts	$51,084,465	$-	$-	$4,584,365	$385,501
Futures contracts	-	1,250,805	38,061,417	4,529,552	28,939,222
Options purchased	-	-	-	2,008,333	-
Options written	-	-	-	4,916,667	-
Swap agreements	-	-	-	54,476,788	3,466,500
Swaptions	-	-	-	32,000,000	-

	Average Notional Value
	QQQ Hedged Advantage ETF	S&P 500® Downside Hedged ETF	High Yield Select ETF	Short Duration Total Return Bond ETF
Forward foreign currency contracts	$-	$-	$458,201	$-
Futures contracts	-	19,170,426	346,336	92,582,556
Options purchased	11,130,057	-	-	-
Options written	14,452,200	-	-	-
Swap agreements	-	-	-	-
Swaptions	-	-	-	-

	Average Notional Value
	Top QQQ ETF	Total Return Bond ETF
Forward foreign currency contracts	$-	$916,274
Futures contracts	-	695,531,738
Options purchased	-	33,221,786
Swap agreements	16,555,026	817,680
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds then in existence had capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total
AAA CLO Floating Rate Note ETF	$755,579	$-	$755,579
Active U.S. Real Estate ETF	7,197,559	11,903,074	19,100,633
High Yield Systematic Bond ETF	945,169	3,783,038	4,728,207
MSCI EAFE Income Advantage ETF	7,792,581	313,903	8,106,484
QQQ Hedged Advantage ETF	28,755	436,114	464,869
QQQ Income Advantage ETF	22,986,323	491,352	23,477,675
S&P 500® Downside Hedged ETF	594,510	80,188,625	80,783,135
S&P 500 Equal Weight Income Advantage ETF	23,076,076	1,522,002	24,598,078
Short Duration Total Return Bond ETF	74,668	14,351	89,019
SteelPath MLP & Energy Infrastructure ETF	752	-	752
Top QQQ ETF	1,919,183	-	1,919,183
Total Return Bond ETF	62,511,915	99,907,664	162,419,579
Ultra Short Duration ETF	8,464,125	17,291,983	25,756,108
Variable Rate Investment Grade ETF	1,181,216	4,357,278	5,538,494
NOTE 7—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AAA CLO Floating Rate Note ETF	$222,935,177	$161,741,206
Active U.S. Real Estate ETF	26,706,960	26,552,558
Agency MBS ETF(a)	2,665,796	15,848
Comstock Contrarian Equity ETF	18,382,809	18,984,639
Core Fixed Income ETF	647,336,440	610,339,251
Diversified Dividend Opportunities ETF(b)	2,639,879	152,256
Flexible Income ETF(a)	13,783,726	102,643
Global Equity Net Zero ETF	44,989,560	43,650,699
High Yield Systematic Bond ETF	32,729,866	30,619,424
International Growth Focus ETF	65,638,601	71,511,796
MSCI EAFE Income Advantage ETF	7,626,425	14,684,490
QQQ Hedged Advantage ETF	5,492,924	5,278,761
QQQ Income Advantage ETF	39,995,255	62,824,635
S&P 500® Downside Hedged ETF	96,623,749	103,844,333
S&P 500 Equal Weight Income Advantage ETF	57,687,028	79,278,153
Short Duration High Yield ETF	9,704,952	6,762,678
Short Duration Total Return Bond ETF	146,020,079	91,304,099
SteelPath MLP & Energy Infrastructure ETF	1,529,263	1,481,999
Top QQQ ETF	9,137,420	17,286,922
Total Return Bond ETF	5,229,961,753	4,698,328,325
Ultra Short Duration ETF	1,154,908,103	586,867,104
Variable Rate Investment Grade ETF	339,963,683	160,157,939

(a)	For the period February 23, 2026 (commencement of investment operations) through April 30, 2026.
(b)	For the period March 16, 2026 (commencement of investment operations) through April 30, 2026.
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
Agency MBS ETF(a)	$48,542,234	$33,518,630
Core Fixed Income ETF	491,024,500	497,726,358
Short Duration Total Return Bond ETF	124,946,783	130,415,462

	Purchases	Sales
Total Return Bond ETF	$2,486,252,686	$2,497,860,193
Variable Rate Investment Grade ETF	86,280,122	77,519,655

(a)	For the period February 23, 2026 (commencement of investment operations) through April 30, 2026.
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AAA CLO Floating Rate Note ETF	$9,500,308	$-
Active U.S. Real Estate ETF	-	4,546,844
Comstock Contrarian Equity ETF	9,772,214	5,189,446
Core Fixed Income ETF	5,175,063	-
High Yield Systematic Bond ETF	26,268,939	-
International Growth Focus ETF	2,124,952	20,313,316
MSCI EAFE Income Advantage ETF	178,447,493	-
QQQ Income Advantage ETF	181,331,362	3,896,766
S&P 500 Equal Weight Income Advantage ETF	224,263,629	19,527,161
Short Duration Total Return Bond ETF	1,199,219	-
SteelPath MLP & Energy Infrastructure ETF	1,141,646	1,343,182
Total Return Bond ETF	33,052,502	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AAA CLO Floating Rate Note ETF	$402,587	$(1,137,029)	$(734,442)	$460,377,199
Active U.S. Real Estate ETF	6,705,340	(1,566,310)	5,139,030	47,907,740
Agency MBS ETF	16,914	(113,414)	(96,500)	24,547,489
Comstock Contrarian Equity ETF	24,643,826	(3,906,544)	20,737,282	108,550,678
Core Fixed Income ETF	305,947	(1,531,622)	(1,225,675)	241,840,204
Diversified Dividend Opportunities ETF	183,366	(62,361)	121,005	2,495,103
Flexible Income ETF	72,283	(408,234)	(335,951)	14,882,928
Global Equity Net Zero ETF	30,419,594	(5,822,073)	24,597,521	142,865,423
High Yield Systematic Bond ETF	2,179,915	(3,129,994)	(950,079)	199,857,056
International Growth Focus ETF	15,135,921	(6,982,918)	8,153,003	139,838,586
MSCI EAFE Income Advantage ETF	52,562,229	(14,314,642)	38,247,587	458,986,745
QQQ Hedged Advantage ETF	3,577,166	(691,003)	2,886,163	9,973,007
QQQ Income Advantage ETF	110,867,895	(19,314,232)	91,553,663	586,867,075
S&P 500® Downside Hedged ETF	4,990,850	(6,314,619)	(1,323,769)	65,561,139
S&P 500 Equal Weight Income Advantage ETF	80,247,757	(30,978,780)	49,268,977	713,619,357
Short Duration High Yield ETF	121,976	(69,790)	52,186	11,418,836
Short Duration Total Return Bond ETF	571,103	(992,595)	(421,492)	125,690,846
SteelPath MLP & Energy Infrastructure ETF	13,663,108	(10,318)	13,652,790	49,775,572
Top QQQ ETF	6,259,626	(826,473)	5,433,153	29,844,251
Total Return Bond ETF	14,544,708	(28,528,194)	(13,983,486)	2,975,381,887
Ultra Short Duration ETF	5,262,699	(3,943,935)	1,318,764	3,488,104,410
Variable Rate Investment Grade ETF	5,318,355	(5,420,318)	(101,963)	1,515,693,560
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Borrowing
AAA CLO Floating Rate Note ETF is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 6, 2027. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $300,000,000, (2) 20% of the value of the Fund’s net assets or (3) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the six months ended April 30, 2026, there were no borrowings from the line of credit.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Agency MBS ETF, Invesco Flexible Income ETF and Invesco Diversified Dividend Opportunities ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc. (as the initial sub-adviser for each Fund); Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Management S.A.; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees considered information regarding each Fund’s investment objective, strategies and process.  The Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and the Sub-Advisers.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Agency MBS ETF	Lower than median (22)	Higher than median (2)	Lower than median (36)	Same as median (1)
Invesco Flexible Income ETF	Lower than median (16)	Lower than median (1)	Lower than median (84)	Same as median (3)
Invesco Diversified Dividend Opportunities ETF	Lower than median (32)	Lower than median (4)	Lower than median (98)	Same as median (1)

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund.  The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on December 17, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services to be provided by each Sub-Adviser, the investment approach of each Sub-Adviser whose investment personnel will manage the Funds, and the investment personnel who will be responsible for the day-to-day management of each Fund.  The Board considered additional information it received regarding the Invesco Agency MBS ETF’s and Invesco Flexible Income ETF’s respective investment strategies during a presentation from certain of the initial sub-adviser’s portfolio managers for the Funds at the Board’s September 16, 2025 meeting.
Based on its review, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Advisers to each Fund under the Sub-Advisory Agreement were expected to be appropriate and reasonable.
Fees and Expenses.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fees to be charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser will compensate the Sub-Advisers from its fee.

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the flat sub-advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. will receive management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser will waive its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees considered the Adviser’s statement that Invesco Advisers, Inc. will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits expected to be received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.
The Trustees reviewed information on the performance of the Fund, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and ICE BofA US Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (February 12, 2008) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year and since-inception periods and outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year, five-year and ten-year periods.  The Trustees also noted that the Fund outperformed the ICE BofA US Treasury Bill Index for each period.  The Trustees further noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and ten-year periods, in the 2nd quartile of its Lipper peer group for the three-year and five-year periods and ranked in the 3rd quartile of its Lipper peer group for the since-inception period.  The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets (an “Expense Cap”), until at least August 31, 2028.

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and open-end (non-ETF) actively-managed funds.  The Trustees noted that the Fund’s contractual advisory fee was higher than the median net advisory fees of its ETF, open-end index and open-end actively managed peer funds.  The Trustees also noted that the Fund’s net expense ratio was higher than the median net expense ratios of its ETF peer funds and open-end index peer fund and lower than the median net expense ratio of its open-end actively-managed peer funds.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to that of the Fund.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that the Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 23, 2026.  The review process followed by the Board is

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of the Fund.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fee relates to the overall advisory fee for the Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 23, 2026 meeting, and they noted the net income generated by the firm.  The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to the Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Fund and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Fund.  The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco Comstock Contrarian Equity ETF
Invesco High Yield Systematic Bond ETF
Invesco International Growth Focus ETF
Invesco Managed Futures Strategy ETF
Invesco MSCI EAFE Income Advantage ETF
Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500® Downside Hedged ETF
Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco Short Duration High Yield ETF
Invesco Short Duration Total Return Bond ETF
Invesco SteelPath MLP & Energy Infrastructure ETF
Invesco Total Return Bond ETF
Invesco Top QQQ ETF
Invesco Variable Rate Investment Grade ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco Comstock Contrarian Equity ETF
Invesco High Yield Systematic Bond ETF
Invesco International Growth Focus ETF
Invesco Managed Futures Strategy ETF
Invesco MSCI EAFE Income Advantage ETF
Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco Short Duration High Yield ETF
Invesco Short Duration Total Return Bond ETF
Invesco SteelPath MLP & Energy Infrastructure ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.
The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the one-year period and outperformed both benchmark indexes for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and the Fund ranked in the 4th quartile of its Lipper peer group for the three-year and since-inception periods.

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark indexes (FTSE NAREIT All Equity REITs Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the FTSE NAREIT All Equity REITs Index for the one-year period, underperformed the FTSE NAREIT All Equity REITs Index for the three-year, five-year, ten-year and since-inception periods and underperformed the S&P 500® Index for each period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, in the 4th quartile of its Lipper peer group for the three-year and five-year periods and ranked in the 3rd quartile of its Lipper peer group for the ten-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco Comstock Contrarian Equity ETF, its benchmark indexes (Russell 1000® Value Index and S&P 500® Index) and the Fund’s Lipper peer group ranking for the since-inception (May 7, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Russell 1000® Value Index for the since-inception period and underperformed the S&P 500® Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco High Yield Systematic Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 2, 2020) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period and underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year period and ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco International Growth Focus ETF, its benchmark index (MSCI ACWI ex USA Growth Index) and the Fund’s Lipper peer group ranking for the since-inception (June 11, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the since-inception period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Managed Futures Strategy ETF, its benchmark indexes (SG Trend Index and MSCI World Index) and the Fund’s Lipper peer group ranking for the since-inception (March 19, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the since-inception period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco MSCI EAFE Income Advantage ETF, its benchmark index (MSCI EAFE Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco QQQ Hedged Advantage ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group ranking for the since-inception (May 7, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the since-inception period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco QQQ Income Advantage ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Rochester High Yield Municipal ETF, its benchmark indexes (S&P Municipal Bond Index and the blended 80% S&P Municipal Bond High Yield/20% S&P Municipal Bond Investment Grade Index (the “Blended Index”)) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
outperformed the Blended Index for the one-year period, underperformed the Blended Index for the three-year and since-inception periods, underperformed the S&P Municipal Bond Index for the one-year period and outperformed the S&P Municipal Bond Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period, underperformed the U.S. 3-Month Treasury Bill Index for the one-year period and outperformed the U.S. 3-Month Treasury Bill Index for the three-year, five-year, ten-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year and five-year periods and in the 1st quartile of its Lipper peer group for the ten-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco S&P 500® Downside Hedged ETF for the one-year period ended December 31, 2025.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco S&P 500 Equal Weight Income Advantage ETF, its benchmark index (S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Short Duration High Yield ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and three-year periods and in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Short Duration Total Return Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period, outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year and since-inception periods and outperformed the Bloomberg U.S. Government and Credit 1-3 Year Index for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period and in the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco SteelPath MLP & Energy Infrastructure ETF, its benchmark indexes (Alerian Midstream Energy Select Index and S&P 500® Index) and the Fund’s Lipper peer group ranking for the since-inception (February 20, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the since-inception period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three-year, five-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period, in the 2nd quartile of its Lipper peer group for the three-year and five-year periods and in the 1st quartile of its Lipper peer group for the since-inception period.  The Trustees considered that the Fund was created in connection with the

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees reviewed information on the performance of Invesco Top QQQ ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 4, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period, outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year, five-year and since-inception periods, underperformed the Bloomberg US Floating Rate Note Index for the one-year period and outperformed the Bloomberg US Floating Rate Note Index for the three-year, five-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF and Invesco Top QQQ ETF, the Sub-Advisers.  The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco AAA CLO Floating Rate Note ETF	0.19%
Invesco QQQ Income Advantage ETF Invesco S&P 500 Equal Weight Income Advantage ETF Invesco Top QQQ ETF	0.29%
Invesco Short Duration Total Return Bond ETF Invesco Variable Rate Investment Grade ETF	0.30%
Invesco Active U.S. Real Estate ETF Invesco Comstock Contrarian Equity ETF Invesco Total Return Bond ETF	0.35%
Invesco High Yield Systematic Bond ETF Invesco MSCI EAFE Income Advantage ETF Invesco Rochester High Yield Municipal ETF Invesco S&P 500® Downside Hedged ETF	0.39%
Invesco QQQ Hedged Advantage ETF	0.45%
Invesco Short Duration High Yield ETF	0.48%
Invesco International Growth Focus ETF	0.54%
Invesco Managed Futures Strategy ETF	0.65%
Invesco SteelPath MLP & Energy Infrastructure ETF	0.75%

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees considered that effective July 1, 2025, the Adviser agreed to waive 100% of the advisory fee for Invesco Rochester High Yield Municipal ETF through December 31, 2026. The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net expense ratios for all Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median
Invesco AAA CLO Floating Rate Note ETF	X	N/A	X
Invesco Active U.S. Real Estate ETF	X		X
Invesco Comstock Contrarian Equity ETF	X		X
Invesco High Yield Systematic Bond ETF	X	X	X
Invesco International Growth Focus ETF		N/A	X
Invesco Managed Futures Strategy ETF	X	N/A	X
Invesco MSCI EAFE Income Advantage ETF	X	X	X
Invesco QQQ Hedged Advantage ETF	X	X	X
Invesco QQQ Income Advantage ETF	X	X	X
Invesco Rochester High Yield Municipal ETF	X	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco S&P 500 Equal Weight Income Advantage ETF	X		X
Invesco Short Duration High Yield ETF		X	X
Invesco Short Duration Total Return Bond ETF			X
Invesco SteelPath MLP & Energy Infrastructure ETF	X	N/A	X
Invesco Top QQQ ETF	X		X
Invesco Total Return Bond ETF	X		X
Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to those of certain Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Comstock Contrarian Equity ETF, Invesco International Growth Focus ETF, Invesco Managed Futures Strategy ETF, Invesco QQQ Hedged Advantage ETF or Invesco SteelPath MLP & Energy Infrastructure ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco Comstock Contrarian Equity ETF, Invesco High Yield Systematic Bond ETF, Invesco International Growth Focus ETF, Invesco Managed Futures Strategy ETF, Invesco MSCI EAFE Income Advantage ETF, Invesco QQQ Hedged Advantage ETF, Invesco QQQ Income Advantage ETF, Invesco Rochester High Yield Municipal ETF, Invesco S&P 500 Equal Weight Income Advantage ETF, Invesco Short Duration High Yield ETF, Invesco Short Duration Total Return Bond ETF, Invesco SteelPath MLP & Energy Infrastructure ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 23, 2026. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage assets of each Sub-Advised Fund and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 19 and April 23, 2026 Board Meetings, and Invesco Advisers, Inc. in connection with the April 23, 2026 meeting, and they

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to each Sub-Advised Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco SteelPath MLP & Energy Infrastructure ETF, Invesco Comstock Contrarian Equity ETF and Invesco International Growth Focus ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AM-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
IMF	Invesco Managed Futures Strategy ETF

2

Invesco Managed Futures Strategy ETF (IMF)
April 30, 2026
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-91.82%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(b)(c)	212,642,681	$212,642,681
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.84%(b)(c)	63,813,060	63,813,060
TOTAL INVESTMENTS IN SECURITIES-91.82% (Cost $276,455,741)		276,455,741
OTHER ASSETS LESS LIABILITIES-8.18%		24,617,947
NET ASSETS-100.00%		$301,073,688

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$178,766,970	$103,455,327	$(69,579,616)	$-	$-	$212,642,681	$3,416,396
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	60,158,088	111,068,002	(107,413,030)	-	-	63,813,060	1,154,413
Total	$238,925,058	$214,523,329	$(176,992,646)	$-	$-	$276,455,741	$4,570,809

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	53	July-2026	$5,851,200	$765,712	$765,712
Corn	140	July-2026	3,323,250	58,749	58,749
Gasoline RBOB	39	June-2026	5,921,370	977,628	977,628
Gold	22	June-2026	10,185,120	86,136	86,136
LME Copper	27	June-2026	8,752,192	1,537,159	1,537,159
LME Primary Aluminum	118	May-2026	10,425,949	1,219,487	1,219,487
Low Sulphur Gasoil	36	May-2026	4,706,100	1,589,479	1,589,479
New York Harbor Ultra-Low Sulfur Diesel	25	June-2026	4,284,945	538,546	538,546
Silver	12	July-2026	4,441,680	(264,650)	(264,650)
Soybean	179	July-2026	10,699,725	329,981	329,981
Soybean Meal	124	July-2026	3,954,360	(136,241)	(136,241)
Soybean Oil	192	July-2026	8,587,008	2,549,424	2,549,424
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

3

Invesco Managed Futures Strategy ETF (IMF)—(continued)
April 30, 2026
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	105	July-2026	$3,342,938	$4,533	$4,533
WTI Crude Oil	56	June-2026	5,883,920	972,436	972,436
Subtotal—Commodity Risk				10,228,379	10,228,379
Equity Risk
E-Mini Russell 2000 Index	79	June-2026	11,090,810	693,236	693,236
E-Mini S&P 500 Index	38	June-2026	13,763,125	313,934	313,934
EURO STOXX 50	140	June-2026	9,590,863	(68,923)	(68,923)
Euronext CAC 40 Index	70	May-2026	6,614,658	(107,963)	(107,963)
FTSE 100 Index	103	June-2026	14,525,917	105,655	105,655
FTSE/MIB Index	36	June-2026	10,066,113	785,951	785,951
MEFF Madrid IBEX 35 Index	52	May-2026	10,848,486	(198,024)	(198,024)
MSCI Emerging Markets Index	138	June-2026	11,275,980	951,710	951,710
OML Stockholm OMXS30 Index	344	May-2026	11,369,189	(184,602)	(184,602)
S&P/TSX 60 Index	59	June-2026	17,201,940	778,875	778,875
Tokyo Stock Price Index	43	June-2026	10,273,571	124,022	124,022
Subtotal—Equity Risk				3,193,871	3,193,871
Currency Risk
CME Australian Dollar Currency	319	June-2026	22,944,075	143,046	143,046
CME British Pound Currency	216	June-2026	18,361,350	57,540	57,540
CME Euro Foreign Exchange Currency	55	June-2026	8,085,000	(51,169)	(51,169)
Subtotal—Currency Risk				149,417	149,417
Subtotal—Long Futures Contracts				13,571,667	13,571,667
Short Futures Contracts
Commodity Risk
Natural Gas	90	December-2026	(3,796,200)	439,039	439,039
Interest Rate Risk
Australia 10 Year Bonds	308	June-2026	(23,707,674)	375,616	375,616
Canada 10 Year Bonds	308	June-2026	(26,957,637)	112,124	112,124
Euro-Bobl	177	June-2026	(23,970,883)	410,906	410,906
Euro-BTP	120	June-2026	(16,464,003)	(42,485)	(42,485)
Euro-Bund	150	June-2026	(22,058,047)	168,749	168,749
Euro-Buxl	83	June-2026	(10,610,643)	229,140	229,140
Euro-OAT	180	June-2026	(25,183,758)	96,511	96,511
Euro-Schatz	218	June-2026	(27,042,927)	219,444	219,444
Long Gilt	180	June-2026	(21,179,319)	633,899	633,899
SFE 3 Year Australian Bonds	321	June-2026	(23,856,581)	185,425	185,425
U.S. Treasury 2 Year Notes	115	June-2026	(23,819,375)	193,839	193,839
U.S. Treasury 5 Year Notes	221	June-2026	(23,831,742)	208,974	208,974
U.S. Treasury 10 Year Notes	244	June-2026	(26,984,875)	190,183	190,183
U.S. Treasury Long Bonds	142	June-2026	(16,023,813)	79,629	79,629
Subtotal—Interest Rate Risk				3,061,954	3,061,954
Currency Risk
Canadian Dollar	74	June-2026	(5,457,500)	(40,098)	(40,098)
CME Japanese Yen Currency	227	June-2026	(18,205,400)	(187,383)	(187,383)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4

Invesco Managed Futures Strategy ETF (IMF)—(continued)
April 30, 2026
(Unaudited)
Open Futures Contracts(a)—(continued)
Short Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CME New Zealand Dollar Currency	200	June-2026	$(11,830,000)	$(162,730)	$(162,730)
CME Swiss Franc Currency	27	June-2026	(4,339,744)	(56,017)	(56,017)
Subtotal—Currency Risk				(446,228)	(446,228)
Equity Risk
Eurex DAX Index	4	June-2026	(2,860,719)	(38,134)	(38,134)
SPI 200 Index	9	June-2026	(1,402,169)	5,164	5,164
Subtotal—Equity Risk				(32,970)	(32,970)
Subtotal—Short Futures Contracts				3,021,795	3,021,795
Total Futures Contracts				$16,593,462	$16,593,462

(a)	Futures contracts collateralized by $21,103,481 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Invesco Managed Futures Strategy ETF (IMF)
Assets:
Affiliated investments in securities, at value	$276,455,741
Other investments:
Unrealized appreciation on LME futures contracts	2,756,646
Deposits with brokers:
Cash collateral-futures contracts	21,103,481
Receivable for:
Dividends	819,239
Variation margin on futures contracts	539,551
LME futures contracts	1,910,437
Total assets	303,585,095
Liabilities:
Due to custodian	2,380,000
Payable for:
Expenses recaptured	131,407
Total liabilities	2,511,407
Net Assets	$301,073,688
Net assets consist of:
Shares of beneficial interest	$258,382,328
Distributable earnings	42,691,360
Net Assets	$301,073,688
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,800,001
Net asset value	$51.91
Market price	$51.98
Affiliated investments in securities, at cost	$276,455,741
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)

Invesco Managed Futures Strategy ETF (IMF)
Investment income:
Unaffiliated interest income	$798,441
Affiliated dividend income	4,570,809
Total investment income	5,369,250
Expenses:
Unitary management fees	978,063
Less: Waivers	(180,489)
Net expenses	797,574
Net investment income	4,571,676
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(238,345)
Foreign currencies	(6,387)
Futures contracts	36,741,943
Net realized gain	36,497,211
Change in net unrealized appreciation (depreciation) of:
Foreign currencies	(76,831)
Futures contracts	10,937,224
Change in net unrealized appreciation	10,860,393
Net realized and unrealized gain	47,357,604
Net increase in net assets resulting from operations	$51,929,280
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and 2025
(Unaudited)

	Invesco Managed Futures Strategy ETF (IMF)
	Six Months Ended April 30, 2026	Period Ended October 31, 2025(a)
Operations:
Net investment income	$4,571,676	$6,086,962
Net realized gain (loss)	36,497,211	(34,668,790)
Change in net unrealized appreciation	10,860,393	5,536,365
Net increase (decrease) in net assets resulting from operations	51,929,280	(23,045,463)
Distributions to Shareholders from:
Distributable earnings	(3,025,671)	-
Shareholder Transactions:
Proceeds from shares sold	11,870,518	339,550,326
Value of shares repurchased	(51,630,528)	(24,574,774)
Net increase (decrease) in net assets resulting from share transactions	(39,760,010)	314,975,552
Net increase in net assets	9,143,599	291,930,089
Net assets:
Beginning of period	291,930,089	-
End of period	$301,073,688	$291,930,089
Changes in Shares Outstanding:
Shares sold	240,000	7,160,001
Shares repurchased	(1,040,000)	(560,000)
Shares outstanding, beginning of period	6,600,001	-
Shares outstanding, end of period	5,800,001	6,600,001

(a)	For the period March 17, 2025 (commencement of investment operations) through October 31, 2025.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8

Consolidated Financial Highlights
Invesco Managed Futures Strategy ETF (IMF)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period March 17, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$44.23	$50.00
Net investment income(b)	0.72	0.97
Net realized and unrealized gain (loss) on investments	7.42	(6.74)
Total from investment operations	8.14	(5.77)
Distributions to shareholders from:
Net investment income	(0.46)	-
Net asset value at end of period	$51.91	$44.23
Market price at end of period(c)	$51.98	$44.18
Net Asset Value Total Return(d)	18.55%	(11.54)%(e)
Market Price Total Return(d)	18.85%	(11.64)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$301,074	$291,930
Ratio to average net assets of:
Expenses, after Waivers(f)	0.53%(g)	0.50%(g)
Expenses, prior to Waivers(f)	0.65%(g)	0.65%(g)
Net investment income	3.04%(g)	3.53%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (March 19, 2025, the first day of trading on the exchange) to October 31, 2025 was (12.33)%. The market price total return from Fund Inception to October 31, 2025 was (12.24)%.

(f)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying fund in which the Fund invests. Indirect expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying fund and are deducted from the value of the fund your Fund invests in. The effect of the underlying fund expenses that you bear indirectly is included in your
Fund’s total return.

(g)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9

Notes to Consolidated Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Managed Futures Strategy ETF (IMF) (the "Fund") and the Invesco Managed Futures Strategy Cayman Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares." The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek long term capital appreciation. The Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

10

“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

11

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

12

All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Futures Contracts - The Subsidiaries invest in commodity-linked futures contracts that generally are representative of the components of each Fund’s respective benchmark index. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying commodity or financial instrument for a specified price at a future date. The Subsidiaries will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made on commodity futures contracts that do not trade on the London Metals Exchange (the “LME”), depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission

13

merchant broker and reflected as Cash collateral-futures contracts on the Consolidated Statements of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statements of Operations.
For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, the Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Fund’s benchmark index) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease the Fund’s NAV.
Commodity-Linked Derivatives Risk. Investments linked to the prices of commodities may be considered speculative. The Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.
Commodity Pool Risk. The Subsidiary’s investments in futures contracts have caused it and the Fund to be deemed commodity pools, thereby subjecting the Subsidiary and the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as

14

well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Registration as a commodity pool may have negative effects on the ability of the Fund or the Subsidiary to engage in its planned investment program. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.
Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid asset; and (vii) unfavorable execution prices from rapid selling.
Interest Rate Risk. The Fund’s investments in U.S. Government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of the reference asset underlying an instrument, which means the Fund will have the potential for greater losses than if the Fund did not use instruments with a leveraging effect. Leveraging may cause the Fund’s net asset value to experience heightened volatility.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time, which may make it difficult for the Fund to sell them at an acceptable price, purchase a sufficient quantity at an acceptable price, or to accurately value them.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s registration statement, and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company (“RIC”) and be subject to federal income tax at the Fund level. As a RIC, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The IRS has issued a number of private letter rulings to other RICs (upon which only the Fund that received the private letter ruling can

15

rely), which indicate that income from the Fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a RIC.) Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a RIC for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when investors will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2026, the Adviser waived fees of $180,489.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

16

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of April 30, 2026, all of the securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 5—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which the Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Derivative Assets	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$11,068,309	$200,586	$3,758,547	$3,104,439
Derivatives not subject to master netting agreements	(11,068,309)	(200,586)	(3,758,547)	(3,104,439)
Total Derivative Assets subject to master netting agreements	$-	$-	$-	$-
Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(400,891)	$(497,397)	$(597,646)	$(42,485)
Derivatives not subject to master netting agreements	400,891	497,397	597,646	42,485
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the
Consolidated Statement of Assets and Liabilities for non-LME futures contracts, if any.

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2026
The table below summarizes the Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain on Consolidated Statement of Operations
	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$30,725,534	$(2,943,306)	$11,818,710	$(2,858,995)	$36,741,943
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	7,838,567	(467,319)	(190,329)	3,756,305	10,937,224
Total	$38,564,101	$(3,410,625)	$11,628,381	$897,310	$47,679,167
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$752,184,433
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

17

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total
Managed Futures Strategy ETF	$2,683,685	$6,570,172	$9,253,857
NOTE 7—Investment Transactions
For the six months ended April 30, 2026, there were no securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) purchased or sold by the Fund.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$18,131,881
Aggregate unrealized (depreciation) of investments	(5,989,709)
Net unrealized appreciation of investments	$12,142,172
Cost of investments for tax purposes is $280,907,031.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

18

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco Comstock Contrarian Equity ETF
Invesco High Yield Systematic Bond ETF
Invesco International Growth Focus ETF
Invesco Managed Futures Strategy ETF
Invesco MSCI EAFE Income Advantage ETF
Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500® Downside Hedged ETF
Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco Short Duration High Yield ETF
Invesco Short Duration Total Return Bond ETF
Invesco SteelPath MLP & Energy Infrastructure ETF
Invesco Total Return Bond ETF
Invesco Top QQQ ETF
Invesco Variable Rate Investment Grade ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco Comstock Contrarian Equity ETF
Invesco High Yield Systematic Bond ETF
Invesco International Growth Focus ETF
Invesco Managed Futures Strategy ETF
Invesco MSCI EAFE Income Advantage ETF
Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco Short Duration High Yield ETF
Invesco Short Duration Total Return Bond ETF
Invesco SteelPath MLP & Energy Infrastructure ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.
The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the one-year period and outperformed both benchmark indexes for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and the Fund ranked in the 4th quartile of its Lipper peer group for the three-year and since-inception periods.

19

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark indexes (FTSE NAREIT All Equity REITs Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the FTSE NAREIT All Equity REITs Index for the one-year period, underperformed the FTSE NAREIT All Equity REITs Index for the three-year, five-year, ten-year and since-inception periods and underperformed the S&P 500® Index for each period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, in the 4th quartile of its Lipper peer group for the three-year and five-year periods and ranked in the 3rd quartile of its Lipper peer group for the ten-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco Comstock Contrarian Equity ETF, its benchmark indexes (Russell 1000® Value Index and S&P 500® Index) and the Fund’s Lipper peer group ranking for the since-inception (May 7, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Russell 1000® Value Index for the since-inception period and underperformed the S&P 500® Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco High Yield Systematic Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 2, 2020) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period and underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year period and ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco International Growth Focus ETF, its benchmark index (MSCI ACWI ex USA Growth Index) and the Fund’s Lipper peer group ranking for the since-inception (June 11, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the since-inception period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Managed Futures Strategy ETF, its benchmark indexes (SG Trend Index and MSCI World Index) and the Fund’s Lipper peer group ranking for the since-inception (March 19, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the since-inception period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco MSCI EAFE Income Advantage ETF, its benchmark index (MSCI EAFE Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco QQQ Hedged Advantage ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group ranking for the since-inception (May 7, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the since-inception period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco QQQ Income Advantage ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Rochester High Yield Municipal ETF, its benchmark indexes (S&P Municipal Bond Index and the blended 80% S&P Municipal Bond High Yield/20% S&P Municipal Bond Investment Grade Index (the “Blended Index”)) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund

20

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
outperformed the Blended Index for the one-year period, underperformed the Blended Index for the three-year and since-inception periods, underperformed the S&P Municipal Bond Index for the one-year period and outperformed the S&P Municipal Bond Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period, underperformed the U.S. 3-Month Treasury Bill Index for the one-year period and outperformed the U.S. 3-Month Treasury Bill Index for the three-year, five-year, ten-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year and five-year periods and in the 1st quartile of its Lipper peer group for the ten-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco S&P 500® Downside Hedged ETF for the one-year period ended December 31, 2025.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco S&P 500 Equal Weight Income Advantage ETF, its benchmark index (S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Short Duration High Yield ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and three-year periods and in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Short Duration Total Return Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period, outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year and since-inception periods and outperformed the Bloomberg U.S. Government and Credit 1-3 Year Index for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period and in the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco SteelPath MLP & Energy Infrastructure ETF, its benchmark indexes (Alerian Midstream Energy Select Index and S&P 500® Index) and the Fund’s Lipper peer group ranking for the since-inception (February 20, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the since-inception period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three-year, five-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period, in the 2nd quartile of its Lipper peer group for the three-year and five-year periods and in the 1st quartile of its Lipper peer group for the since-inception period.  The Trustees considered that the Fund was created in connection with the

21

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees reviewed information on the performance of Invesco Top QQQ ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 4, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period, outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year, five-year and since-inception periods, underperformed the Bloomberg US Floating Rate Note Index for the one-year period and outperformed the Bloomberg US Floating Rate Note Index for the three-year, five-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF and Invesco Top QQQ ETF, the Sub-Advisers.  The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco AAA CLO Floating Rate Note ETF	0.19%
Invesco QQQ Income Advantage ETF Invesco S&P 500 Equal Weight Income Advantage ETF Invesco Top QQQ ETF	0.29%
Invesco Short Duration Total Return Bond ETF Invesco Variable Rate Investment Grade ETF	0.30%
Invesco Active U.S. Real Estate ETF Invesco Comstock Contrarian Equity ETF Invesco Total Return Bond ETF	0.35%
Invesco High Yield Systematic Bond ETF Invesco MSCI EAFE Income Advantage ETF Invesco Rochester High Yield Municipal ETF Invesco S&P 500® Downside Hedged ETF	0.39%
Invesco QQQ Hedged Advantage ETF	0.45%
Invesco Short Duration High Yield ETF	0.48%
Invesco International Growth Focus ETF	0.54%
Invesco Managed Futures Strategy ETF	0.65%
Invesco SteelPath MLP & Energy Infrastructure ETF	0.75%

22

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees considered that effective July 1, 2025, the Adviser agreed to waive 100% of the advisory fee for Invesco Rochester High Yield Municipal ETF through December 31, 2026. The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net expense ratios for all Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median
Invesco AAA CLO Floating Rate Note ETF	X	N/A	X
Invesco Active U.S. Real Estate ETF	X		X
Invesco Comstock Contrarian Equity ETF	X		X
Invesco High Yield Systematic Bond ETF	X	X	X
Invesco International Growth Focus ETF		N/A	X
Invesco Managed Futures Strategy ETF	X	N/A	X
Invesco MSCI EAFE Income Advantage ETF	X	X	X
Invesco QQQ Hedged Advantage ETF	X	X	X
Invesco QQQ Income Advantage ETF	X	X	X
Invesco Rochester High Yield Municipal ETF	X	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco S&P 500 Equal Weight Income Advantage ETF	X		X
Invesco Short Duration High Yield ETF		X	X
Invesco Short Duration Total Return Bond ETF			X
Invesco SteelPath MLP & Energy Infrastructure ETF	X	N/A	X
Invesco Top QQQ ETF	X		X
Invesco Total Return Bond ETF	X		X
Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to those of certain Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Comstock Contrarian Equity ETF, Invesco International Growth Focus ETF, Invesco Managed Futures Strategy ETF, Invesco QQQ Hedged Advantage ETF or Invesco SteelPath MLP & Energy Infrastructure ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs

23

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco Comstock Contrarian Equity ETF, Invesco High Yield Systematic Bond ETF, Invesco International Growth Focus ETF, Invesco Managed Futures Strategy ETF, Invesco MSCI EAFE Income Advantage ETF, Invesco QQQ Hedged Advantage ETF, Invesco QQQ Income Advantage ETF, Invesco Rochester High Yield Municipal ETF, Invesco S&P 500 Equal Weight Income Advantage ETF, Invesco Short Duration High Yield ETF, Invesco Short Duration Total Return Bond ETF, Invesco SteelPath MLP & Energy Infrastructure ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 23, 2026. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage assets of each Sub-Advised Fund and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 19 and April 23, 2026 Board Meetings, and Invesco Advisers, Inc. in connection with the April 23, 2026 meeting, and they

24

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to each Sub-Advised Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco SteelPath MLP & Energy Infrastructure ETF, Invesco Comstock Contrarian Equity ETF and Invesco International Growth Focus ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

25

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

26

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-MF-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
INTM	Invesco Intermediate Municipal ETF
IROC	Invesco Rochester® High Yield Municipal ETF

2

Invesco Intermediate Municipal ETF (INTM)
April 30, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.99%
Alabama-4.17%
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.), Series 2025, RB(a)(b)(c)	4.63%	06/01/2032	$250	$252,077
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.), Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	500	490,397
Black Belt Energy Gas District (Gas), Series 2025 G, RB	5.00%	10/01/2035	1,500	1,576,770
Southeast Energy Authority, A Cooperative District (No. 1), Series 2021 A, RB(c)	4.00%	10/01/2028	230	232,712
Southeast Energy Authority, A Cooperative District (No. 2), Series 2024 A, RB	5.00%	11/01/2035	1,500	1,537,221
Southeast Energy Authority, A Cooperative District (No. 3), Series 2022 A-1, RB(c)	5.50%	12/01/2029	120	127,619
				4,216,796
Alaska-0.71%
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.65%	12/01/2042	700	720,675
Arizona-2.21%
Glendale (City of), AZ Industrial Development Authority (Midwestern University), Series 2025, RB	5.00%	05/15/2043	500	536,634
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools), Series 2018 A, RB	5.00%	02/15/2038	600	606,992
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	210	213,179
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies), Series 2016, Ref. RB	5.00%	07/01/2036	715	716,399
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	150	159,886
				2,233,090
California-6.36%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 C, RB(c)	5.25%	10/01/2031	1,250	1,323,166
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.), Series 2020 A, Ref. RB	4.00%	06/01/2049	200	177,889
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.), Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	34,780
California (State of) Municipal Finance Authority, Series 2025 A-1, RB	4.00%	11/20/2040	996	988,076
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB(a)(b)	5.00%	07/01/2037	575	575,672
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(a)	5.00%	11/21/2045	985	1,002,003
California (State of) School Finance Authority (Alliance for College-Ready Public Schools), Series 2016, Ref. RB(a)	5.00%	07/01/2036	250	250,128
California (State of) School Finance Authority (KIPP LA), Series 2017 A, RB(a)	5.00%	07/01/2037	150	151,461
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	1,500	1,795,878
Silicon Valley Tobacco Securitization Authority (Santa Clara), Series 2007 A, RB(d)	0.00%	06/01/2036	250	142,895
				6,441,948
Colorado-4.86%
Broomfield (City & County of), CO, Series 2026, COP	5.00%	02/01/2045	1,000	1,075,139
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	4.00%	08/01/2039	1,500	1,472,206
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	160	161,554
Grand River Hospital District, Series 2026, GO Bonds, (INS - AGI)(e)	6.00%	12/01/2043	1,000	1,160,920
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(e)	5.00%	12/01/2041	750	805,814
Raindance Metropolitan District No. 2, Series 2024, Ref. GO Bonds, (INS - BAM)(e)	5.00%	12/01/2039	230	246,844
				4,922,477
Connecticut-1.10%
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	1,010	1,114,566
Delaware-0.99%
Delaware State Economic Development Authority (NRG Energy), Series 2020 B, Ref. RB(c)	4.00%	10/01/2035	1,000	1,001,452
District of Columbia-1.02%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB	6.75%	05/15/2040	1,000	1,031,982
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Intermediate Municipal ETF (INTM)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-7.71%
Bellalago Educational Facilities Benefit District, Series 2014, Ref. RB	4.50%	05/01/2033	$125	$125,069
Canaveral Port Authority, Series 2018 A, RB(b)	5.00%	06/01/2045	1,500	1,517,662
Cape Coral (City of), FL, Series 2017, Ref. RB, (INS - BAM)(e)	4.00%	10/01/2042	1,500	1,453,729
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities), Series 2025, RB(b)	5.13%	10/01/2035	150	153,658
Delray Beach (City of), FL, Series 2025, RB	5.00%	10/01/2039	200	225,139
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2036	100	102,463
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2035	150	167,161
Florida Development Finance Corp. (Waste Project USA, Inc.), Series 2025, RB(a)(b)(c)	4.45%	07/01/2030	1,000	1,018,574
Greater Orlando Aviation Authority (United Airlines, Inc.), Series 2025, RB(b)	5.25%	11/01/2034	675	715,739
Greater Orlando Aviation Authority (United Airlines, Inc.), Series 2025, RB(b)	5.50%	11/01/2037	1,000	1,064,370
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB	5.00%	07/01/2040	120	120,084
Okaloosa (County of), FL (Air Force Enlisted Village), Series 2025, RB(a)	4.38%	05/15/2035	500	504,053
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	200	201,558
Port Orange (City of), FL, Series 2025, Ref. RB	5.00%	10/01/2038	225	250,120
South Miami (City of), FL (Baptist Health South Florida Obligated Group), Series 2025, RB	5.00%	08/15/2035	160	181,348
				7,800,727
Georgia-2.13%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB(c)	5.00%	07/01/2026	1,500	1,502,487
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	400	400,036
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(e)	5.00%	06/01/2037	225	250,217
				2,152,740
Guam-0.33%
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.00%	07/01/2035	300	332,829
Hawaii-0.22%
Hawaii (State of), Series 2015, Ref. RB(a)	5.00%	01/01/2035	230	225,605
Idaho-0.70%
Idaho (State of) Housing & Finance Association, Series 2025 C, RB, (CEP - GNMA)	6.25%	01/01/2056	300	338,180
Idaho (State of) Housing & Finance Association (Future Public School), Series 2022 A, RB(a)	4.00%	05/01/2032	135	127,810
Idaho (State of) Housing & Finance Association (Idaho Arts Chartr School, Inc.), Series 2015 A, RB(a)	5.00%	12/01/2036	240	240,019
				706,009
Illinois-5.66%
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2041	750	822,795
Chicago (City of), IL O’Hare International Airport, Series 2017 D, RB	5.25%	01/01/2042	1,000	1,010,505
Cook (County of), IL School District No. 102 (La Grange), Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	12/15/2040	385	418,984
Cook (County of), IL School District No. 102 (La Grange), Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	12/15/2041	365	394,186
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	300	300,024
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	175	185,862
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2037	1,000	988,590
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	200	200,238
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	330	330,703
Joliet (City of), IL, Series 2025, RB, (INS - BAM)(e)	5.00%	01/01/2042	1,000	1,074,670
				5,726,557
Indiana-0.38%
Kokomo (City of), IN (Silver Birch at KOKOMO), Series 2017, RB	5.75%	01/01/2034	150	143,873
Kokomo (City of), IN (Silver Birch at KOKOMO), Series 2017, RB	5.88%	01/01/2037	250	242,849
				386,722
Iowa-0.96%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	975	975,193
Kentucky-1.01%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB	5.00%	12/01/2033	1,000	1,020,291
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Intermediate Municipal ETF (INTM)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-3.05%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2015 A, Ref. RB	6.00%	11/15/2030	$200	$200,704
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Tangipahoa Parish Gomesa) (Green Bonds), Series 2018, RB(a)	5.38%	11/01/2038	710	726,325
New Orleans Aviation Board, Series 2024 B, Ref. RB(b)	5.25%	01/01/2041	1,505	1,621,784
St. James (Parish of), LA (Nustar Logistics, L.P.), Series 2010 2, RB(a)	6.35%	07/01/2040	500	541,627
				3,090,440
Maine-1.04%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.), Series 2015, RB(a)(b)	5.00%	08/01/2035	1,000	1,051,564
Massachusetts-1.56%
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation), Series 2025, Ref. RB	6.00%	09/01/2045	500	557,879
University of Massachusetts Building Authority, Series 2017-1, RB	5.25%	11/01/2047	1,000	1,019,837
				1,577,716
Michigan-2.15%
Great Lakes Water Authority, Series 2016 C, Ref. RB, (INS - BAM)(e)	5.00%	07/01/2036	100	100,304
Lansing Board of Water & Light, Series 2026 A, Ref. RB(c)	5.00%	07/01/2031	1,000	1,101,950
Lansing School District, Series 2016, Unlimited Tax GO Bonds(c)(f)	5.00%	05/01/2026	75	75,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2025, Ref. RB	5.00%	12/01/2043	825	898,699
				2,175,953
Minnesota-0.75%
Hennepin (County of), MN, Series 2017 C, GO Bonds	5.00%	12/01/2037	125	126,120
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB(c)(f)	5.00%	05/07/2026	630	630,230
				756,350
Missouri-1.27%
Kansas City Industrial Development Authority (Kansas City International Airport Terminal Modernization), Series 2019, RB(b)	5.00%	03/01/2034	250	260,038
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group), Series 2024 A, Ref. RB	5.25%	08/15/2044	540	552,202
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	470	470,315
				1,282,555
Nevada-0.77%
Sparks Tourism Improvement District No. 1, Series 2025, RB	3.88%	06/15/2028	775	778,209
New Hampshire-0.93%
New Hampshire (State of) Business Finance Authority, Series 2025-2A, RB	3.82%	11/20/2042	149	145,272
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	795	798,330
				943,602
New Jersey-5.42%
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC), Series 2017, Ref. RB(b)	5.00%	10/01/2047	1,000	1,000,763
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB(b)	5.38%	01/01/2043	1,175	1,176,333
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2024 K, RB	6.00%	10/01/2055	950	1,026,141
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	315	344,012
New Jersey Economic Development Authority (Central Jersey College Prep Charter School), Series 2025, RB	5.00%	11/01/2035	500	534,362
Newark (City of), NJ, Series 2016, GO Bonds	4.50%	03/15/2036	1,175	1,177,815
South Jersey Port Corp., Series 2017 B, RB(b)	5.00%	01/01/2037	225	229,026
				5,488,452
New York-7.87%
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds), Series 2022, RB(a)	5.00%	06/01/2032	250	254,450
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Intermediate Municipal ETF (INTM)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Build NYC Resource Corp. (Urban Resource Insititute ), Series 2025 A, RB	4.13%	12/01/2035	$715	$736,008
Hempstead Town Local Development Corp. (Molloy College), Series 2017, Ref. RB	5.00%	07/01/2038	150	151,391
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2037	1,000	1,000,436
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	250	277,318
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	245	267,840
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group), Series 2025 A, RB, (INS - AGI)(e)	5.00%	07/01/2036	225	254,390
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(e)	5.25%	10/01/2044	375	401,602
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	150	171,793
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2020, Ref. RB(b)	5.25%	08/01/2031	1,250	1,306,744
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(b)	5.00%	10/01/2035	225	235,112
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(b)	4.38%	10/01/2045	500	480,681
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB(b)	5.00%	07/01/2041	250	250,092
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB(b)	5.00%	07/01/2046	1,500	1,494,612
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016, RB, (INS - AGI)(b)(e)	4.00%	07/01/2037	120	117,753
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2022, RB(b)	5.00%	12/01/2029	150	158,648
Westchester Tobacco Asset Securitization Corp., Series 2016 B, Ref. RB	5.00%	06/01/2041	400	403,434
				7,962,304
North Carolina-0.12%
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2040	125	125,078
Ohio-2.88%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2025, Ref. RB	5.00%	02/15/2041	600	652,679
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2040	150	150,175
Hamilton (County of), OH (Life Enriching Communities), Series 2023, RB	5.25%	01/01/2038	225	236,613
Hilliard School District, Series 2025 B, GO Bonds	5.00%	12/01/2039	225	252,396
Ohio (State of), Series 2021, Ref. VRD RB(g)	3.35%	01/15/2051	625	625,000
Ohio Air Quality Development Authority (Ohio Valley Electric Corporation), Series 2026, RB	4.35%	06/30/2040	1,000	1,002,096
				2,918,959
Oklahoma-1.92%
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB(b)	6.25%	12/01/2035	1,500	1,691,605
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.), Series 2025, Ref. RB(b)	6.25%	12/01/2040	230	254,182
				1,945,787
Oregon-1.09%
Oregon (State of), Series 2026 A, RB	5.00%	11/15/2043	1,000	1,102,423
Pennsylvania-3.72%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(b)	5.25%	06/30/2036	1,000	1,081,315
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program), Series 2025 A, RB	5.00%	03/01/2036	1,500	1,647,991
School District of Philadelphia (The), Series 2018 A, GO Bonds	5.00%	09/01/2036	1,000	1,038,243
				3,767,549
Puerto Rico-1.39%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,500	1,405,552
Rhode Island-0.08%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB	5.00%	06/01/2040	80	80,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Intermediate Municipal ETF (INTM)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-2.22%
South Carolina Jobs-Economic Development Authority (Midlands Stem Charter School), Series 2025, RB(a)	5.25%	06/15/2034	$1,000	$969,572
South Carolina Jobs-Economic Development Authority (Rolling Green Village), Series 2025 B-2, RB	4.25%	12/01/2031	1,000	1,001,891
South Carolina Public Service Authority, Series 2016 A, Ref. RB(c)(f)	5.00%	06/01/2026	90	90,168
South Carolina Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	190	190,220
				2,251,851
Tennessee-0.49%
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments), Series 2025, RB(a)	4.25%	11/01/2030	500	496,257
Texas-7.87%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2025, Ref. RB(a)	5.00%	06/15/2035	150	157,094
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	760	765,653
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2039	750	845,689
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB	4.00%	07/15/2036	205	194,586
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2043	1,000	1,109,918
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 A-1, RB(b)	5.25%	11/01/2039	250	275,694
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	150	172,863
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2026 A, Ref. RB	5.00%	12/01/2036	1,000	1,143,023
Houston (City of), TX, Series 2025 A, RB(b)	5.25%	07/01/2036	175	198,480
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(b)	5.50%	07/15/2036	225	241,820
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2038	500	562,329
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	125	125,308
Montgomery County Municipal Utility District No. 95, Series 2017, GO Bonds, (INS - AGI)(e)	3.63%	09/01/2037	380	366,370
New Hope Cultural Education Facilities Finance Corp. (Brazos Prebyterian Homes), Series 2025, Ref. RB	5.25%	01/01/2040	250	262,529
New Hope Cultural Education Facilities Finance Corp. (Children Health System), Series 2025, RB	5.00%	08/15/2037	225	251,529
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	225	227,490
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	150	170,482
Tarrant County Cultural Education Facilities Finance Corp. (Barton Creek Senior Living Center, Inc.), Series 2015, Ref. RB	5.00%	11/15/2040	500	500,155
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(e)	6.50%	03/01/2031	125	144,078
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(e)	6.50%	03/01/2032	210	246,925
				7,962,015
Utah-1.03%
Utah Housing Corp., Series 2025 A, RB, (CEP - GNMA)	6.50%	07/01/2055	935	1,037,590
Virginia-0.15%
University of Virginia, Series 2015 A-2, RB	5.00%	04/01/2045	150	149,995
Washington-3.62%
Seattle (Port of), WA, Series 2017 C, RB(b)	5.25%	05/01/2042	1,000	1,009,497
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	225	225,079
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2040	1,000	1,080,814
Washington (State of) Housing Finance Commission, Series 2025-1, RB	4.08%	11/20/2041	198	191,113
Washington (State of) Housing Finance Commission (Horizon House), Series 2025 A, Ref. RB	4.88%	01/01/2036	1,000	1,000,684
Washington (State of) Housing Finance Commission (Transforming Age), Series 2019 A, RB(a)	5.00%	01/01/2039	150	151,746
				3,658,933
West Virginia-1.01%
West Virginia (State of) Economic Development Authority (Commercial Metals Co.), Series 2025, RB(b)(c)	4.63%	05/15/2032	1,000	1,023,817
Wisconsin-5.07%
Washington (City of), WI, Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	03/01/2037	225	250,567
Wisconsin (State of), Series 2026 A, GO Bonds	5.00%	05/01/2038	500	572,389
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Intermediate Municipal ETF (INTM)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	$340	$340,198
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	150	150,116
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group), Series 2026, Ref. RB	5.00%	12/01/2041	1,500	1,621,503
Wisconsin (State of) Public Finance Authority (Cornerstone Chrt Academy), Series 2016, RB(a)	5.13%	02/01/2046	500	490,044
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB(c)(f)	5.00%	05/12/2026	1,195	1,195,683
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities), Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	500	508,244
				5,128,744
TOTAL INVESTMENTS IN SECURITIES(h)-97.99% (Cost $98,762,731)				99,171,369
OTHER ASSETS LESS LIABILITIES-2.01%				2,034,712
NET ASSETS-100.00%				$101,206,081

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $10,310,030, which represented 10.19% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on April 30, 2026.

(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Rochester® High Yield Municipal ETF (IROC)
April 30, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.82%
Alabama-3.70%
Black Belt Energy Gas District (Gas), Series 2025 B, RB	5.00%	10/01/2035	$1,000	$1,003,609
Black Belt Energy Gas District (Gas), Series 2025 C, RB(a)(b)	5.50%	08/01/2034	1,000	1,059,653
Mobile (County of), AL (Gomesa), Series 2026, RB(a)	5.00%	11/01/2050	1,245	1,191,382
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC), Series 2024, RB(c)	5.00%	06/01/2054	1,000	970,735
				4,225,379
Arizona-4.35%
Arizona (State of) Industrial Development Authority (Academies of Math & Science), Series 2025, RB(a)(b)	4.88%	07/01/2035	500	515,359
Phoenix (City of), AZ Industrial Development Authority (The) (Basis Schools), Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,500	1,432,497
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies), Series 2016 A, Ref. RB	5.00%	07/01/2041	1,000	1,000,169
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy), Series 2022, Ref. RB(a)	4.00%	06/15/2031	500	489,294
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB	6.25%	06/15/2050	500	504,185
Tempe (City of), AZ Industrial Development Authority (Friendship Village), Series 2025, RB	5.38%	12/01/2046	1,000	1,026,307
				4,967,811
Arkansas-0.45%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(c)	5.70%	05/01/2053	500	512,365
California-6.57%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	365	211,700
California (State of) Municipal Finance Authority (California Baptist University), Series 2025, Ref. RB(a)	5.63%	11/01/2054	500	509,505
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(a)(c)	5.00%	07/01/2038	500	533,622
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(a)	6.25%	07/01/2054	500	515,840
California (State of) School Finance Authority (Classical Academies Oceanside), Series 2020 A, RB(a)	5.00%	10/01/2050	1,000	945,162
California (State of) School Finance Authority (Green Dot Public Schools), Series 2018 A, RB(a)	5.00%	08/01/2048	1,500	1,456,931
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	5.00%	03/01/2045	580	580,142
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,459
Regents of the University of California Medical Center, Series 2016 L, Ref. RB(b)(d)	5.00%	05/15/2026	775	775,715
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB	5.00%	06/01/2048	1,500	1,477,362
				7,506,438
Colorado-1.30%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(a)	5.00%	12/01/2037	500	500,203
Colorado State University Research Foundation (The Prospect), Series 2025 A, RB(a)	5.38%	03/01/2055	1,000	987,987
				1,488,190
District of Columbia-1.20%
District of Columbia (Provident Group - Howard Properties LLC), Series 2013, RB	5.00%	10/01/2045	350	333,735
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB	6.75%	05/15/2040	1,000	1,031,982
				1,365,717
Florida-9.29%
Capital Projects Finance Authority (Millenia Orlando), Series 2025 A, RB(a)	6.75%	01/01/2045	500	525,412
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Capital Trust Agency, Inc. (Aids Healthcare Foundation Obligated Group), Series 2026, RB	5.25%	12/01/2055	$750	$749,186
Capital Trust Agency, Inc. (University Bridge LLC Student Housing), Series 2018 A, RB(a)	5.25%	12/01/2058	1,000	934,738
Capital Trust Authority (St.Johns Classical Academy, Inc.), Series 2025, Ref. RB(a)	5.13%	06/15/2050	250	231,208
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities), Series 2025, RB(c)	6.13%	10/01/2055	500	516,496
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)(b)(c)	12.00%	07/15/2028	250	70,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(c)	5.50%	07/01/2053	500	352,500
Florida Development Finance Corp. (Mater Academy), Series 2022 A, RB	5.00%	06/15/2056	1,050	969,884
Greater Orlando Aviation Authority (United Airlines, Inc.), Series 2025, RB(c)	5.25%	11/01/2034	1,000	1,060,354
Lake (County of), FL (Lakeside at Waterman Village), Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,455,804
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	200,212
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	500,171
Okaloosa (County of), FL (Air Force Enlisted Village), Series 2025, RB(a)	5.50%	05/15/2045	1,000	1,031,321
Wildwood (City of), FL Village Community Development Disctrict No. 15, Series 2023, RB(a)	5.25%	05/01/2054	1,000	995,923
Wildwood (City of), FL Village Community Development Disctrict No. 16, Series 2025, RB	4.88%	05/01/2045	1,000	1,010,414
				10,603,623
Georgia-1.75%
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.), Series 2019, RB(b)	5.00%	07/01/2026	2,000	2,003,315
Illinois-4.30%
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	499,530
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	340	338,883
Illinois (State of), Series 2025 E, GO Bonds, (INS - BAM)(e)	5.00%	09/01/2045	1,000	1,046,536
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	1,350	1,304,877
Indiana (State of) Finance Authority (Institute of Technology), Series 2019, Ref. RB	5.00%	09/01/2040	1,500	1,462,636
Marion (City of), IL (Star Bond District Project Area No. 1), Series 2025, RB	6.38%	06/01/2045	250	253,877
				4,906,339
Indiana-0.44%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	501,177
Iowa-1.34%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	1,000	1,000,198
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(d)	4.00%	12/01/2032	500	536,049
				1,536,247
Kansas-0.44%
Garden (City of), KS (Sports of the World Star Bond – Phase II), Series 2025, RB(a)	5.38%	06/01/2039	500	507,287
Kentucky-3.61%
Henderson (City of), KY (Pratt Paper LLC), Series 2022, RB(a)(c)	4.45%	01/01/2042	1,220	1,204,243
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities, Inc.), Series 2021, Ref. RB	4.75%	07/01/2040	1,500	1,398,149
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	500,179
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB	5.00%	12/01/2033	1,000	1,020,291
				4,122,862
Maryland-1.54%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	500	501,505
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 B, RB(c)	5.25%	06/30/2047	750	755,732
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	502,913
				1,760,150
Massachusetts-2.61%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	1,500	1,500,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.), Series 2025, RB	5.25%	07/01/2055	$500	$504,247
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University), Series 2018, Ref. RB	5.00%	09/01/2043	1,000	977,849
				2,982,163
Michigan-2.51%
Kalamazoo Economic Development Corp.(Friendship Village Of Kalamazoo), Series 2026, RB(a)	6.00%	08/15/2046	1,315	1,354,937
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(b)(c)	4.00%	10/01/2026	500	500,297
Michigan (State of) Strategic Fund (Improvement), Series 2018, RB(c)	5.00%	12/31/2043	1,000	1,008,493
				2,863,727
Missouri-0.19%
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University), Series 2025, Ref. RB(a)	5.00%	10/01/2035	215	216,534
Nebraska-1.35%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,500	1,546,887
New Hampshire-2.10%
New Hampshire (State of) Business Finance Authority (Aldeana, Azalea And Serenada), Series 2026, RB(a)(f)	0.00%	12/01/2040	4,000	1,411,411
New Hampshire (State of) Business Finance Authority (Historymaker Empire), Series 2026, RB(a)	7.50%	02/01/2035	1,000	983,850
				2,395,261
New Jersey-1.26%
New Jersey Economic Development Authority (Central Jersey College Prep Charter School), Series 2025, RB	5.13%	11/01/2055	1,000	979,956
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB	5.00%	06/01/2046	470	457,721
				1,437,677
New Mexico-3.50%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB(g)	1.85%	08/01/2034	4,000	4,000,000
New York-6.91%
Build NYC Resource Corp. (Brooklyn Navy Yard), Series 2019, Ref. RB, (LOC - Santander Bank N.A.)(a)(c)(h)	5.25%	12/31/2033	250	252,569
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School), Series 2025, RB(a)	5.13%	10/15/2045	1,000	996,514
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	479,771
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(c)	4.38%	10/01/2045	1,000	961,362
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds), Series 2025, RB(c)	6.00%	06/30/2055	1,000	1,058,755
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(c)	6.00%	04/01/2035	1,000	1,100,135
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds), Series 2024, Ref. RB(c)	5.50%	12/31/2060	1,000	1,011,441
Ulster County Capital Resource Corp. (Woodland Pond At New Paltz), Series 2025, RB(a)	5.88%	09/15/2059	1,000	1,002,260
Westchester County Local Development Corp. (Sunrise Of Tarrytown), Series 2026, RB(a)	6.50%	12/01/2065	1,000	1,023,379
				7,886,186
North Dakota-0.35%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	405,490
Ohio-7.29%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,000	794,553
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement), Series 2017, RB(a)	7.00%	11/15/2048	1,000	1,028,018
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus), Series 2025, RB(a)	6.05%	01/01/2046	1,000	1,016,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield), Series 2025 A, RB(a)	6.63%	01/01/2045	$500	$529,054
Muskingum (County of), OH (Genesis Healthcare System), Series 2013, RB	5.00%	02/15/2048	1,500	1,431,130
Ohio (State of), Series 2025, Ref. VRD RB, (LOC – JPMorgan Chase Bank N.A.)(g)(h)	1.80%	01/15/2050	2,000	2,000,000
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments), Series 2025, RB(a)	5.70%	08/01/2043	500	525,836
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University), Series 2015, Ref. RB	6.00%	03/01/2045	1,000	998,925
				8,324,356
Oregon-1.53%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa), Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	981,297
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	700	765,455
				1,746,752
Pennsylvania-3.81%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	567,159
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	1,500	1,489,134
Cumberland County Municipal Authority, Series 2026, Ref. RB	5.50%	06/01/2051	1,000	1,012,396
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, RB	4.10%	06/01/2029	400	412,470
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	500	542,791
Pottsville Hospital Authority, Series 2016, Ref. RB	5.00%	07/01/2045	325	326,265
				4,350,215
Puerto Rico-0.89%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	499,711
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(a)	5.00%	07/01/2028	500	511,693
				1,011,404
Rhode Island-0.87%
Tobacco Settlement Financing Corp., Series 2015 B, Ref. RB	5.00%	06/01/2050	1,000	996,944
South Carolina-3.13%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(b)	5.25%	08/01/2031	500	536,352
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare), Series 2024, RB	5.75%	11/15/2054	1,500	1,515,266
South Carolina Jobs-Economic Development Authority (Bishop Gadsden Episcopal Retirement Community), Series 2025, RB	5.25%	04/01/2051	1,000	1,012,857
South Carolina Jobs-Economic Development Authority (Rolling Green Village), Series 2025 A, RB	5.80%	12/01/2050	500	507,063
				3,571,538
Texas-2.78%
Arlington Higher Education Finance Corp. (Newman International Academy), Series 2021, RB	5.00%	08/15/2051	150	103,718
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	463,791
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(c)	5.50%	07/15/2038	500	532,894
Mission Economic Development Corp. (Green Bonds), Series 2025, RB(b)(c)	5.00%	06/01/2030	250	260,450
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	400	400,987
New Hope Cultural Education Facilities Finance Corp., Series 2025 A, RB	6.50%	10/01/2060	1,375	1,411,668
				3,173,508
Utah-1.32%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(a)	3.25%	03/01/2031	500	478,898
Downtown Daybreak Public Infrastructure District No 1, Series 2026, RB(a)	5.63%	03/01/2046	750	762,847
Mida Cormont Public Infrastructure District, Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	250	262,793
				1,504,538
Virgin Islands-0.22%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 A, RB(a)	6.00%	04/01/2053	250	250,893
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-3.53%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	$500	$506,333
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,005,543
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023, RB	7.00%	09/01/2059	1,000	1,090,003
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB(c)	5.00%	12/31/2047	1,445	1,433,096
				4,034,975
Washington-2.43%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	506,683
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,128
Washington (State of) Housing Finance Commission (Horizon House), Series 2025 A, Ref. RB	6.00%	01/01/2046	1,000	1,023,575
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.), Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	770	743,904
				2,774,290
West Virginia-0.24%
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.), Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	250	270,353
Wisconsin-6.72%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corporation Cedar Community), Series 2026, Ref. RB	5.50%	06/01/2055	1,000	1,003,742
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	469,750
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.), Series 2025 A, Ref. RB	6.00%	11/15/2045	1,000	1,005,483
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho), Series 2025 A, RB(a)	6.75%	07/01/2045	1,000	1,019,418
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes), Series 2025, RB(c)	5.75%	06/30/2060	1,000	1,025,520
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes), Series 2025, RB(c)	5.75%	12/31/2065	500	511,671
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC), Series 2025, RB	5.25%	06/15/2055	500	497,787
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB(b)(d)	5.00%	05/12/2026	725	725,414
Wisconsin (State of) Public Finance Authority (Milo Farms Project), Series 2025, RB(a)(f)	0.00%	12/15/2039	750	274,183
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	120	121,227
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities), Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	1,000	1,016,489
				7,670,684
Total Municipal Obligations (Cost $108,654,711)				109,421,275
			Shares
Common Stocks & Other Equity Interests-0.00%
United States-0.00%
BL Train Holdings West LLC, Wts., expiring 11/26/2035(i)(j) (Cost $0)			3,000	5,250
TOTAL INVESTMENTS IN SECURITIES(k)-95.82% (Cost $108,654,711)				109,426,525
OTHER ASSETS LESS LIABILITIES-4.18%				4,768,641
NET ASSETS-100.00%				$114,195,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
April 30, 2026
(Unaudited)
Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $32,182,927, which represented 28.18% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on April 30, 2026.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Assets and Liabilities
April 30, 2026
(Unaudited)
	Invesco Intermediate Municipal ETF (INTM)	Invesco Rochester® High Yield Municipal ETF (IROC)
Assets:
Investments in securities, at value	$99,171,369	$109,426,525
Cash	605,283	3,111,269
Receivable for:
Dividends and interest	1,458,542	1,671,112
Investments sold	-	1,549,565
Expenses absorbed	-	36,478
Total assets	101,235,194	115,794,949
Liabilities:
Payable for:
Investments purchased	-	1,563,305
Accrued unitary management fees	29,113	36,478
Total liabilities	29,113	1,599,783
Net Assets	$101,206,081	$114,195,166
Net assets consist of:
Shares of beneficial interest	$100,767,506	$114,116,634
Distributable earnings	438,575	78,532
Net Assets	$101,206,081	$114,195,166
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,960,001	2,260,001
Net asset value	$51.64	$50.53
Market price	$51.72	$50.67
Investments in securities, at cost	$98,762,731	$108,654,711
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Operations
For the six months ended April 30, 2026
(Unaudited)
	Invesco Intermediate Municipal ETF (INTM)	Invesco Rochester® High Yield Municipal ETF (IROC)
Investment income:
Unaffiliated interest income	$1,751,135	$2,279,509
Unaffiliated dividend income	-	7
Total investment income	1,751,135	2,279,516
Expenses:
Unitary management fees	153,904	192,083
Less: Waivers	-	(192,083)
Net expenses	153,904	-
Net investment income	1,597,231	2,279,516
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(19,793)	(89,707)
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(157,943)	87,230
Net realized and unrealized gain (loss)	(177,736)	(2,477)
Net increase in net assets resulting from operations	$1,419,495	$2,277,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	Invesco Intermediate Municipal ETF (INTM)		Invesco Rochester® High Yield Municipal ETF (IROC)
	Six Months Ended April 30, 2026	Period Ended October 31, 2025(a)	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$1,597,231	$202,608	$2,279,516	$1,484,737
Net realized gain (loss)	(19,793)	19,809	(89,707)	(175,755)
Change in net unrealized appreciation (depreciation)	(157,943)	566,581	87,230	(106,572)
Net increase in net assets resulting from operations	1,419,495	788,998	2,277,039	1,202,410
Distributions to Shareholders from:
Distributable earnings	(1,593,446)	(176,472)	(2,605,651)	(1,510,941)
Return of capital	-	-	-	(21,113)
Total distributions to shareholders	(1,593,446)	(176,472)	(2,605,651)	(1,532,054)
Shareholder Transactions:
Proceeds from shares sold	44,480,005	56,073,617	42,462,660	41,458,614
Transaction fees	111,200	102,684	106,157	103,647
Net increase in net assets resulting from share transactions	44,591,205	56,176,301	42,568,817	41,562,261
Net increase in net assets	44,417,254	56,788,827	42,240,205	41,232,617
Net assets:
Beginning of period	56,788,827	-	71,954,961	30,722,344
End of period	$101,206,081	$56,788,827	$114,195,166	$71,954,961
Changes in Shares Outstanding:
Shares sold	860,000	1,100,001	840,000	820,000
Shares outstanding, beginning of period	1,100,001	-	1,420,001	600,001
Shares outstanding, end of period	1,960,001	1,100,001	2,260,001	1,420,001

(a)	For the period July 21, 2025 (commencement of investment operations) through October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights
Invesco Intermediate Municipal ETF (INTM)
	Six Months Ended April 30, 2026 (Unaudited)	For the Period July 21, 2025(a) Through October 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$51.63	$50.00
Net investment income(b)	0.93	0.46
Net realized and unrealized gain (loss) on investments	(0.07)	1.23
Total from investment operations	0.86	1.69
Distributions to shareholders from:
Net investment income	(0.91)	(0.29)
Transaction fees(b)	0.06	0.23
Net asset value at end of period	$51.64	$51.63
Market price at end of period(c)	$51.72	$51.63
Net Asset Value Total Return(d)	1.79%	3.85%(e)
Market Price Total Return(d)	1.95%	3.85%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$101,206	$56,789
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%(f)
Net investment income	3.63%(f)	3.22%(f)
Portfolio turnover rate(g)	40%	59%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 23, 2025, the first day of trading on the exchange) to October 31, 2025 was 3.81%. The market price total return from Fund Inception to October 31, 2025 was 3.81%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)
Invesco Rochester® High Yield Municipal ETF (IROC)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,		For the Period December 7, 2022(a) Through October 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$50.67	$51.20	$47.54	$50.00
Net investment income(b)	1.16	2.30	2.11	1.72
Net realized and unrealized gain (loss) on investments	(0.04)	(0.65)	3.63	(2.48)
Total from investment operations	1.12	1.65	5.74	(0.76)
Distributions to shareholders from:
Net investment income	(1.31)	(2.31)	(2.08)	(1.70)
Return of capital	-	(0.03)	-	-
Total distributions	(1.31)	(2.34)	(2.08)	(1.70)
Transaction fees(b)	0.05	0.16	-	-
Net asset value at end of period	$50.53	$50.67	$51.20	$47.54
Market price at end of period(c)	$50.67	$50.83	$51.21	$47.53
Net Asset Value Total Return(d)	2.33%	3.66%	12.18%	(1.61)%(e)
Market Price Total Return(d)	2.28%	3.95%	12.23%	(1.63)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$114,195	$71,955	$30,722	$28,526
Ratio to average net assets of:
Expenses, after Waivers	- %(f)	0.24%	0.39%	0.39%(f)
Expenses, prior to Waivers	0.39%(f)	0.39%	0.39%	0.39%(f)
Net investment income	4.63%(f)	4.57%	4.15%	3.82%(f)
Portfolio turnover rate(g)	28%	52%	23%	87%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was (1.67)%. The market price total return from Fund Inception to October 31, 2023 was (2.08)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Intermediate Municipal ETF (INTM)	"Intermediate Municipal ETF"
Invesco Rochester® High Yield Municipal ETF (IROC)	"Rochester® High Yield Municipal ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is listed below.
Fund	Investment Objective
Intermediate Municipal ETF	To seek current income exempt from federal income tax.
Rochester® High Yield Municipal ETF	To seek current income exempt from federal income tax.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

20

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

21

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

22

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate and municipal fixed-income securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although a Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Other Risks
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Funds may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Funds could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a Fund’s NAV.

23

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting a Fund to a substantial risk of loss.
Interest Rate Risk. Interest rate risk refers to the risk that fixed income securities’ prices generally fall as interest rates rise; conversely, fixed income securities’ prices generally rise as interest rates fall. Specific fixed income securities differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a fixed income security’s price to a one percent change in interest rates. Fixed income securities with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than fixed income securities with shorter durations.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio holdings, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Funds are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Municipal Issuer Focus Risk. The municipal issuers in which the Funds invest may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make a Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

24

Municipal Securities Risk. The Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Intermediate Municipal ETF	0.35%
Rochester® High Yield Municipal ETF(a)	0.39%

(a)	The Adviser has agreed to waive 100% of its management fee for the Fund through December 31, 2026.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Funds is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2026, the Adviser waived fees for each Fund in the following amounts:
Intermediate Municipal ETF	$-
Rochester® High Yield Municipal ETF	192,083
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

25

NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026, for Rochester® High Yield Municipal ETF. As of April 30, 2026, all of the securities in Intermediate Municipal ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Rochester® High Yield Municipal ETF
Investments in Securities
Municipal Obligations	$-	$109,421,275	$-	$109,421,275
Common Stocks & Other Equity Interests	-	-	5,250	5,250
Total Investments	$-	$109,421,275	$5,250	$109,426,525
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total
Intermediate Municipal ETF	$-	$-	$-
Rochester® High Yield Municipal ETF	239,838	37,602	277,440
NOTE 6—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Intermediate Municipal ETF	$71,561,324	$34,636,636
Rochester® High Yield Municipal ETF	66,202,295	26,669,872
For the six months ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-kind Purchases
Intermediate Municipal ETF	$1,022,401

26

As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Intermediate Municipal ETF	$678,871	$(270,233)	$408,638	$98,762,731
Rochester® High Yield Municipal ETF	1,646,709	(874,895)	771,814	108,654,711
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

27

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco Comstock Contrarian Equity ETF
Invesco High Yield Systematic Bond ETF
Invesco International Growth Focus ETF
Invesco Managed Futures Strategy ETF
Invesco MSCI EAFE Income Advantage ETF
Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500® Downside Hedged ETF
Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco Short Duration High Yield ETF
Invesco Short Duration Total Return Bond ETF
Invesco SteelPath MLP & Energy Infrastructure ETF
Invesco Total Return Bond ETF
Invesco Top QQQ ETF
Invesco Variable Rate Investment Grade ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco Comstock Contrarian Equity ETF
Invesco High Yield Systematic Bond ETF
Invesco International Growth Focus ETF
Invesco Managed Futures Strategy ETF
Invesco MSCI EAFE Income Advantage ETF
Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco Short Duration High Yield ETF
Invesco Short Duration Total Return Bond ETF
Invesco SteelPath MLP & Energy Infrastructure ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.
The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the one-year period and outperformed both benchmark indexes for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and the Fund ranked in the 4th quartile of its Lipper peer group for the three-year and since-inception periods.

28

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark indexes (FTSE NAREIT All Equity REITs Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the FTSE NAREIT All Equity REITs Index for the one-year period, underperformed the FTSE NAREIT All Equity REITs Index for the three-year, five-year, ten-year and since-inception periods and underperformed the S&P 500® Index for each period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, in the 4th quartile of its Lipper peer group for the three-year and five-year periods and ranked in the 3rd quartile of its Lipper peer group for the ten-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco Comstock Contrarian Equity ETF, its benchmark indexes (Russell 1000® Value Index and S&P 500® Index) and the Fund’s Lipper peer group ranking for the since-inception (May 7, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Russell 1000® Value Index for the since-inception period and underperformed the S&P 500® Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco High Yield Systematic Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 2, 2020) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period and underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year period and ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco International Growth Focus ETF, its benchmark index (MSCI ACWI ex USA Growth Index) and the Fund’s Lipper peer group ranking for the since-inception (June 11, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the since-inception period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Managed Futures Strategy ETF, its benchmark indexes (SG Trend Index and MSCI World Index) and the Fund’s Lipper peer group ranking for the since-inception (March 19, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the since-inception period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco MSCI EAFE Income Advantage ETF, its benchmark index (MSCI EAFE Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco QQQ Hedged Advantage ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group ranking for the since-inception (May 7, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the since-inception period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco QQQ Income Advantage ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Rochester High Yield Municipal ETF, its benchmark indexes (S&P Municipal Bond Index and the blended 80% S&P Municipal Bond High Yield/20% S&P Municipal Bond Investment Grade Index (the “Blended Index”)) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund

29

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
outperformed the Blended Index for the one-year period, underperformed the Blended Index for the three-year and since-inception periods, underperformed the S&P Municipal Bond Index for the one-year period and outperformed the S&P Municipal Bond Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period, underperformed the U.S. 3-Month Treasury Bill Index for the one-year period and outperformed the U.S. 3-Month Treasury Bill Index for the three-year, five-year, ten-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year and five-year periods and in the 1st quartile of its Lipper peer group for the ten-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco S&P 500® Downside Hedged ETF for the one-year period ended December 31, 2025.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco S&P 500 Equal Weight Income Advantage ETF, its benchmark index (S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (July 17, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Short Duration High Yield ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and three-year periods and in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Short Duration Total Return Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 9, 2022) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period, outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year and since-inception periods and outperformed the Bloomberg U.S. Government and Credit 1-3 Year Index for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period and in the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.
The Trustees reviewed information on the performance of Invesco SteelPath MLP & Energy Infrastructure ETF, its benchmark indexes (Alerian Midstream Energy Select Index and S&P 500® Index) and the Fund’s Lipper peer group ranking for the since-inception (February 20, 2025) period ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for the since-inception period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three-year, five-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period, in the 2nd quartile of its Lipper peer group for the three-year and five-year periods and in the 1st quartile of its Lipper peer group for the since-inception period.  The Trustees considered that the Fund was created in connection with the

30

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees reviewed information on the performance of Invesco Top QQQ ETF, its benchmark index (NASDAQ Composite Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 4, 2024) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2025.  Based on the information provided, the Trustees noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period, outperformed the Bloomberg U.S. Aggregate Bond Index for the three-year, five-year and since-inception periods, underperformed the Bloomberg US Floating Rate Note Index for the one-year period and outperformed the Bloomberg US Floating Rate Note Index for the three-year, five-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF and Invesco Top QQQ ETF, the Sub-Advisers.  The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco AAA CLO Floating Rate Note ETF	0.19%
Invesco QQQ Income Advantage ETF Invesco S&P 500 Equal Weight Income Advantage ETF Invesco Top QQQ ETF	0.29%
Invesco Short Duration Total Return Bond ETF Invesco Variable Rate Investment Grade ETF	0.30%
Invesco Active U.S. Real Estate ETF Invesco Comstock Contrarian Equity ETF Invesco Total Return Bond ETF	0.35%
Invesco High Yield Systematic Bond ETF Invesco MSCI EAFE Income Advantage ETF Invesco Rochester High Yield Municipal ETF Invesco S&P 500® Downside Hedged ETF	0.39%
Invesco QQQ Hedged Advantage ETF	0.45%
Invesco Short Duration High Yield ETF	0.48%
Invesco International Growth Focus ETF	0.54%
Invesco Managed Futures Strategy ETF	0.65%
Invesco SteelPath MLP & Energy Infrastructure ETF	0.75%

31

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees considered that effective July 1, 2025, the Adviser agreed to waive 100% of the advisory fee for Invesco Rochester High Yield Municipal ETF through December 31, 2026. The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net expense ratios for all Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median
Invesco AAA CLO Floating Rate Note ETF	X	N/A	X
Invesco Active U.S. Real Estate ETF	X		X
Invesco Comstock Contrarian Equity ETF	X		X
Invesco High Yield Systematic Bond ETF	X	X	X
Invesco International Growth Focus ETF		N/A	X
Invesco Managed Futures Strategy ETF	X	N/A	X
Invesco MSCI EAFE Income Advantage ETF	X	X	X
Invesco QQQ Hedged Advantage ETF	X	X	X
Invesco QQQ Income Advantage ETF	X	X	X
Invesco Rochester High Yield Municipal ETF	X	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco S&P 500 Equal Weight Income Advantage ETF	X		X
Invesco Short Duration High Yield ETF		X	X
Invesco Short Duration Total Return Bond ETF			X
Invesco SteelPath MLP & Energy Infrastructure ETF	X	N/A	X
Invesco Top QQQ ETF	X		X
Invesco Total Return Bond ETF	X		X
Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to those of certain Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Comstock Contrarian Equity ETF, Invesco International Growth Focus ETF, Invesco Managed Futures Strategy ETF, Invesco QQQ Hedged Advantage ETF or Invesco SteelPath MLP & Energy Infrastructure ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs

32

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco Comstock Contrarian Equity ETF, Invesco High Yield Systematic Bond ETF, Invesco International Growth Focus ETF, Invesco Managed Futures Strategy ETF, Invesco MSCI EAFE Income Advantage ETF, Invesco QQQ Hedged Advantage ETF, Invesco QQQ Income Advantage ETF, Invesco Rochester High Yield Municipal ETF, Invesco S&P 500 Equal Weight Income Advantage ETF, Invesco Short Duration High Yield ETF, Invesco Short Duration Total Return Bond ETF, Invesco SteelPath MLP & Energy Infrastructure ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 23, 2026. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage assets of each Sub-Advised Fund and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 19 and April 23, 2026 Board Meetings, and Invesco Advisers, Inc. in connection with the April 23, 2026 meeting, and they

33

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to each Sub-Advised Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco SteelPath MLP & Energy Infrastructure ETF, Invesco Comstock Contrarian Equity ETF and Invesco International Growth Focus ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

34

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

35

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-MS-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 6, 2026